UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Semi-Annual Report

December 31, 2018

International Equity ETFs:

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Europe Domestic Economy Fund (EDOM)

WisdomTree Global ex-Mexico Equity Fund (XMX)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

Fixed Income ETFs:

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Alternative ETFs:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Asset Allocation ETFs:

WisdomTree 90/60 U.S. Balanced Income Fund (NTSX)

WisdomTree Balanced Income Fund (WBAL)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results. For the most recent month-end performance information visit www.wisdomtree.com.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.6%
Industrials	12.4%
Utilities	11.4%
Consumer Discretionary	11.1%
Consumer Staples	10.4%
Communication Services	8.5%
Energy	7.7%
Materials	5.4%
Health Care	4.9%
Information Technology	3.2%
Real Estate	1.5%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Anheuser-Busch InBev S.A./N.V.	3.1%
TOTAL S.A.	3.0%
Deutsche Telekom AG, Registered Shares	2.2%
Sanofi	2.2%
Allianz SE, Registered Shares	2.1%
Banco Santander S.A.	2.0%
Daimler AG, Registered Shares	2.0%
Eni SpA	1.9%
Unilever N.V., CVA	1.9%
Siemens AG, Registered Shares	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Europe Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Europe Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time dynamically hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$888.80	0.43%[1]	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%[1]	$2.19
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-11.12%	-13.29%	5.78%
Fund Market Price Returns	-10.86%	-13.54%	6.06%
WisdomTree Dynamic Currency Hedged Europe Equity Index	-10.91%	-13.29%	5.80%
MSCI European Economic and Monetary Union (EMU) Local Currency Index	-12.37%	-12.75%	2.77%
MSCI European Economic and Monetary Union (EMU) Index	-14.18%	-16.90%	4.63%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.0%
Industrials	11.9%
Consumer Discretionary	10.3%
Consumer Staples	10.2%
Communication Services	9.7%
Health Care	9.1%
Energy	8.0%
Materials	6.7%
Utilities	6.1%
Information Technology	3.1%
Real Estate	2.8%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
China Mobile Ltd.	1.7%
Novartis AG, Registered Shares	1.6%
Nestle S.A., Registered Shares	1.5%
HSBC Holdings PLC	1.4%
Royal Dutch Shell PLC, Class A	1.4%
BP PLC	1.3%
Roche Holding AG, Genusschein	1.3%
Royal Dutch Shell PLC, Class B	1.2%
TOTAL S.A.	1.2%
Toyota Motor Corp.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$911.90	0.35%[1]	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%[1]	$1.79
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.35% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-8.81%	-11.05%	6.41%
Fund Market Price Returns	-9.45%	-11.92%	6.16%
WisdomTree Dynamic Currency Hedged International Equity Index	-8.72%	-10.78%	6.51%
MSCI EAFE Local Currency Index	-10.13%	-10.99%	4.50%
MSCI EAFE Index	-11.35%	-13.79%	4.84%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

Sector Breakdown†

Sector	% of Net Assets
Industrials	20.2%
Consumer Discretionary	18.1%
Health Care	18.0%
Consumer Staples	14.0%
Information Technology	10.0%
Communication Services	5.0%
Materials	4.4%
Real Estate	4.3%
Financials	3.8%
Energy	1.7%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†

The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	7.4%
Diageo PLC	6.2%
British American Tobacco PLC	4.2%
Industria de Diseno Textil S.A.	3.5%
China Overseas Land & Investment Ltd.	3.3%
Airbus SE	2.6%
CSL Ltd.	2.0%
Tokyo Electron Ltd.	1.9%
Safran S.A.	1.8%
Astellas Pharma, Inc.	1.7%
*

The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the Underlying Fund please visit www.wisdomtree.com.

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in companies from developed market countries, excluding the U.S. and Canada, with growth and quality characteristics while at the same time dynamically hedging exposure to fluctuations between the value of the foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree International Quality Dividend Growth Fund (IQDG)(the ‘‘Underlying Fund’’)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$865.80	0.10%[1]	$0.47
Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	0.10%[1]	$0.51
[1]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in the Underlying Fund, as well as an additional 0.10%, through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The impact of AFFEs will cause the “Annualized Expense Ratio” to be higher per the stated net expense ratio in the Fund’s prospectus.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-13.42%	-14.01%	5.06%
Fund Market Price Returns	-13.69%	-14.21%	4.97%
WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index	-13.33%	-13.67%	5.70%
MSCI EAFE Local Currency Index	-10.13%	-10.99%	4.50%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 3, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	22.7%
Consumer Discretionary	16.4%
Financials	15.0%
Materials	7.7%
Real Estate	7.5%
Communication Services	7.2%
Consumer Staples	7.0%
Information Technology	5.9%
Health Care	4.0%
Energy	3.5%
Utilities	3.2%
Other Assets less Liabilities‡	-0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
StarHub Ltd.	0.6%
NOS, SGPS, S.A.	0.6%
Delek Group Ltd.	0.6%
Hutchison Port Holdings Trust	0.5%
Air New Zealand Ltd.	0.5%
Contact Energy Ltd.	0.4%
Paz Oil Co., Ltd.	0.4%
Peab AB	0.4%
Banca Generali SpA	0.4%
Gaztransport Et Technigaz S.A.	0.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in the small-capitalization segment of dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$869.30	0.43%[1]	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%[1]	$2.19
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-13.07%	-16.59%	6.55%
Fund Market Price Returns	-13.18%	-16.75%	6.83%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	-12.88%	-16.09%	7.03%
MSCI EAFE Small Cap Local Currency Index	-15.75%	-15.43%	4.96%
MSCI EAFE Small Cap Index	-16.79%	-17.89%	5.46%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	20.7%
Industrials	18.6%
Financials	16.2%
Communication Services	10.8%
Information Technology	8.3%
Consumer Staples	8.1%
Materials	6.7%
Health Care	6.5%
Real Estate	2.5%
Utilities	1.8%
Energy	1.0%
Other Assets less Liabilities‡	-1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Toyota Motor Corp.	5.0%
NTT DOCOMO, Inc.	3.4%
Nippon Telegraph & Telephone Corp.	2.6%
Japan Tobacco, Inc.	2.3%
Japan Post Holdings Co., Ltd.	2.2%
Mitsubishi UFJ Financial Group, Inc.	2.1%
KDDI Corp.	1.9%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Nissan Motor Co., Ltd.	1.7%
Mitsubishi Corp.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged Japan Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged Japan Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in Japanese dividend-paying companies while at the same time dynamically hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$885.10	0.43%[1]	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%[1]	$2.19
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-11.49%	-15.97%	2.88%
Fund Market Price Returns	-11.91%	-16.54%	2.66%
WisdomTree Dynamic Currency Hedged Japan Equity Index	-11.94%	-15.67%	3.31%
MSCI Japan Local Currency Index	-11.92%	-15.15%	2.39%
MSCI Japan Index	-11.08%	-12.88%	4.95%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.4%
Information Technology	18.6%
Materials	11.5%
Energy	11.3%
Communication Services	7.6%
Consumer Staples	7.1%
Industrials	6.2%
Consumer Discretionary	6.0%
Utilities	4.1%
Real Estate	3.7%
Health Care	1.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Samsung Electronics Co., Ltd.	5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
China Construction Bank Corp., Class H	2.5%
China Mobile Ltd.	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
China Petroleum & Chemical Corp., Class H	1.4%
Tatneft PJSC, ADR	1.2%
MMC Norilsk Nickel PJSC, ADR	1.2%
Lukoil PJSC, ADR	1.1%
Vale S.A.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in dividend-paying companies in the emerging markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$947.20	0.32%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-5.28%	-10.69%	9.19%
Fund Market Price Returns	-6.09%	-11.61%	9.01%
WisdomTree Emerging Markets Dividend Index	-5.12%	-10.75%	9.29%
MSCI Emerging Markets Index	-8.49%	-14.58%	0.88%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

Sector Breakdown†

Sector	% of Net Assets
Financials	31.2%
Industrials	26.9%
Consumer Discretionary	12.4%
Communication Services	7.3%
Materials	6.0%
Energy	5.9%
Information Technology	5.6%
Real Estate	4.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
TOTAL S.A.	2.4%
Allianz SE, Registered Shares	1.6%
Siemens AG, Registered Shares	1.6%
AXA S.A.	1.1%
Intesa Sanpaolo SpA	1.0%
BNP Paribas S.A.	1.0%
Deutsche Post AG, Registered Shares	0.9%
Vinci S.A.	0.9%
Amadeus IT Group S.A.	0.9%
ING Groep N.V.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Domestic Economy Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Domestic Economy Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in European companies that are sensitive to economic growth prospects in the eurozone and that derive more than 50% of their revenue from Europe. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$803.10	0.48%[1]	$2.18
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%[1]	$2.45
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-19.69%	-23.85%	0.07%	-0.07%
Fund Market Price Returns	-19.50%	-23.99%	0.37%	-0.22%
WisdomTree Europe Domestic Economy Index	-19.74%	-24.21%	-0.04%	-0.20%
MSCI European Economic and Monetary Union (EMU) Index	-14.18%	-16.90%	2.55%	4.63%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

Sector Breakdown†

Sector	% of Net Assets
Financials	17.0%
Information Technology	15.3%
Health Care	12.4%
Industrials	10.9%
Consumer Discretionary	10.1%
Communication Services	8.6%
Consumer Staples	8.1%
Energy	5.8%
Materials	5.1%
Utilities	3.3%
Real Estate	3.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	2.0%
Apple, Inc.	1.7%
Amazon.com, Inc.	1.7%
Johnson & Johnson	0.9%
Alphabet, Inc., Class A	0.9%
JPMorgan Chase & Co.	0.8%
Berkshire Hathaway, Inc., Class B	0.8%
Facebook, Inc., Class A	0.8%
Alphabet, Inc., Class C	0.7%
Exxon Mobil Corp.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-Mexico Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-Mexico Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in large-capitalization companies operating across diversified sectors in developed and emerging markets throughout the world, excluding Mexico. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$914.10	0.20%	$0.96
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-8.59%	-8.19%	4.70%
Fund Market Price Returns	-8.92%	-8.56%	4.30%
WisdomTree Global ex-Mexico Equity Index	-8.94%	-8.92%	4.35%
MSCI AC World Index	-9.02%	-9.42%	4.06%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 10, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	17.8%
Industrials	16.9%
Financials	12.8%
Real Estate	12.2%
Consumer Staples	8.5%
Materials	6.6%
Information Technology	6.5%
Utilities	6.4%
Communication Services	4.9%
Energy	4.3%
Health Care	2.3%
Investment Company	0.5%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†

The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Pattern Energy Group, Inc., Class A	1.5%
Vector Group Ltd.	1.4%
Tupperware Brands Corp.	1.3%
B&G Foods, Inc.	1.2%
GameStop Corp., Class A	1.1%
Buckle, Inc. (The)	1.1%
Pitney Bowes, Inc.	1.1%
Lexington Realty Trust	0.9%
SemGroup Corp., Class A	0.8%
Guess?, Inc.	0.7%
*

The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of holdings information for the Underlying Fund, please see pages 96 - 103 of this report.

The WisdomTree Global Hedged SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Hedged SmallCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests globally in small capitalization companies while hedging exposure to fluctuations between the U.S. dollar and applicable foreign currencies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree Global SmallCap Dividend Fund (GSD) (the ‘‘Underlying Fund’’)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$872.40	0.00%[1]	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	0.00%[1]	$0.00
[1]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in the Underlying Fund through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The impact of AFFEs will cause the “Annualized Expense Ratio” to be higher per stated net expense ratio in the Fund’s prospectus.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-12.76%	-12.35%	6.94%	6.29%
Fund Market Price Returns	-12.48%	-11.98%	5.65%	6.32%
WisdomTree Global Hedged SmallCap Dividend Index	-12.24%	-11.65%	7.39%	6.75%
MSCI AC World Small Cap Local Currency Index	-15.05%	-12.71%	5.54%	4.91%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 19, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	17.8%
Industrials	16.9%
Financials	12.8%
Real Estate	12.2%
Consumer Staples	8.5%
Materials	6.6%
Information Technology	6.5%
Utilities	6.4%
Communication Services	4.9%
Energy	4.3%
Health Care	2.3%
Investment Company	0.5%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Pattern Energy Group, Inc., Class A	1.5%
Vector Group Ltd.	1.4%
Tupperware Brands Corp.	1.3%
B&G Foods, Inc.	1.2%
GameStop Corp., Class A	1.1%
Buckle, Inc. (The)	1.1%
Pitney Bowes, Inc.	1.1%
Lexington Realty Trust	0.9%
SemGroup Corp., Class A	0.8%
Guess?, Inc.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global SmallCap Dividend Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests globally in dividend-paying small-capitalization companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$871.10	0.43%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%	$2.19

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-12.89%	-13.83%	7.24%	6.97%
Fund Market Price Returns	-13.37%	-14.28%	7.10%	6.85%
WisdomTree Global SmallCap Dividend Index	-13.28%	-14.10%	7.27%	6.98%
MSCI AC World Small Cap Index	-15.62%	-14.39%	5.75%	5.51%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 12, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

Sector Breakdown†

Sector	% of Net Assets
Financials	25.1%
Consumer Discretionary	15.6%
Communication Services	13.3%
Industrials	10.9%
Materials	6.5%
Consumer Staples	5.6%
Real Estate	5.5%
Health Care	5.2%
Information Technology	4.2%
Energy	3.7%
Utilities	3.3%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	8.7%
Alibaba Group Holding Ltd., ADR	7.0%
China Construction Bank Corp., Class H	3.5%
Ping An Insurance Group Co. of China Ltd., Class A	3.2%
China Merchants Bank Co., Ltd., Class A	2.3%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
China Mobile Ltd.	2.1%
Baidu, Inc., ADR	1.8%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
Kweichow Moutai Co., Ltd., Class A	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree ICBCCS S&P China 500 Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the S&P China 500 Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in a broad universe of Chinese equities (500 companies). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$830.00	0.55%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.55%	$2.80

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-17.00%	-23.12%	-21.69%
Fund Market Price Returns	-17.26%	-23.86%	-22.82%
S&P China 500 Index	-17.15%	-23.30%	-22.09%
MSCI China Index	-17.43%	-18.88%	6.33%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 21, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	27.6%
Health Care	16.4%
Consumer Discretionary	11.8%
Industrials	10.2%
Consumer Staples	9.6%
Information Technology	6.6%
Utilities	5.3%
Communication Services	4.3%
Energy	3.6%
Real Estate	2.4%
Materials	0.2%
U.S. Government Obligations	0.2%
Other Assets less Liabilities‡	1.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Morgan Stanley, 4.88%, 11/1/22	3.2%
Dow Chemical Co. (The), 4.13%, 11/15/21	3.2%
Citigroup, Inc., 5.50%, 9/13/25	3.0%
Pfizer, Inc., 2.10%, 5/15/19	2.6%
McKesson Corp., 3.80%, 3/15/24	2.4%
Synchrony Financial, 2.70%, 2/3/20	2.3%
Verizon Communications, Inc., 4.40%, 11/1/34	2.2%
HSBC USA, Inc., 5.00%, 9/27/20	2.2%
AT&T, Inc., 4.50%, 3/9/48	2.1%
Warner Media LLC, 3.60%, 7/15/25	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Corporate Bond Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in issuers in the U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,009.60	0.18%[1]	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%[1]	$0.92
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	0.96%	-2.71%	1.20%
Fund Market Price Returns	1.77%	-1.86%	1.16%
WisdomTree Fundamental U.S. Corporate Bond Index	0.96%	-2.21%	1.72%
BofA Merrill Lynch U.S. Corporate Index	0.90%	-2.25%	1.87%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	18.6%
Health Care	11.1%
Materials	10.7%
Financials	9.8%
Communication Services	9.7%
Industrials	9.4%
Energy	8.1%
Information Technology	7.8%
Consumer Staples	7.8%
Utilities	3.4%
Real Estate	1.8%
Other Assets less Liabilities‡	1.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
CSC Holdings LLC, 5.38%, 2/1/28	1.9%
HCA, Inc., 4.75%, 5/1/23	1.5%
Ashland LLC, 4.75%, 8/15/22	1.4%
Zayo Group LLC, 5.75%, 1/15/27	1.4%
Gray Television, Inc., 5.88%, 7/15/26	1.2%
CCO Holdings LLC, 5.13%, 5/1/27	1.2%
Scientific Games International, Inc., 10.00%, 12/1/22	1.1%
Navient Corp., 6.13%, 3/25/24	1.1%
DPL, Inc., 7.25%, 10/15/21	1.1%
Chemours Co. (The), 6.63%, 5/15/23	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. High Yield Corporate Bond Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in issuers in the U.S. non-investment grade corporate bond (‘‘junk bond’’) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$982.70	0.38%[1]	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%[1]	$1.94
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-1.73%	-1.75%	4.11%
Fund Market Price Returns	-0.03%	0.34%	4.25%
WisdomTree Fundamental U.S. High Yield Corporate Bond Index	-1.91%	-1.48%	5.31%
BofA Merrill Lynch U.S. High Yield Index	-2.34%	-2.26%	5.50%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	33.6%
Consumer Staples	12.2%
Consumer Discretionary	10.8%
Health Care	10.4%
Industrials	9.7%
Information Technology	6.5%
Communication Services	5.7%
Utilities	4.8%
Energy	3.4%
U.S. Government Obligations	0.8%
Materials	0.5%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Lockheed Martin Corp., 2.50%, 11/23/20	3.1%
JPMorgan Chase & Co., 2.75%, 6/23/20	2.6%
CVS Health Corp., 2.80%, 7/20/20	2.4%
Bank of New York Mellon Corp. (The), 2.05%, 5/3/21	2.3%
AT&T, Inc., 3.00%, 2/15/22	2.0%
HSBC USA, Inc., 2.35%, 3/5/20	2.0%
Deutsche Bank AG, 4.25%, 10/14/21	2.0%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	2.0%
Citigroup, Inc., 2.65%, 10/26/20	1.9%
Synchrony Financial, 2.70%, 2/3/20	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term Corporate Bond Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in issuers in the short-term U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,014.10	0.18%[1]	$0.91
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.18%[1]	$0.92
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.18% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.41%	1.08%	1.23%
Fund Market Price Returns	1.83%	1.53%	1.02%
WisdomTree Fundamental U.S. Short-Term Corporate Bond Index	1.59%	1.38%	1.69%
BofA Merrill Lynch 1-5 year U.S. Corporate Index	1.54%	1.00%	1.66%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	19.2%
Health Care	16.0%
Industrials	15.4%
Materials	11.4%
Communication Services	10.3%
Energy	7.5%
Financials	7.4%
Consumer Staples	5.7%
Information Technology	4.5%
Utilities	0.4%
Other Assets less Liabilities‡	2.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Huntsman International LLC, 5.13%, 11/15/22	2.7%
Consolidated Communications, Inc., 6.50%, 10/1/22	2.6%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	2.5%
Griffon Corp., 5.25%, 3/1/22	2.4%
CCO Holdings LLC, 5.25%, 9/30/22	2.0%
Springleaf Finance Corp., 6.13%, 5/15/22	2.0%
Freeport-McMoRan, Inc., 3.88%, 3/15/23	2.0%
DISH DBS Corp., 5.88%, 7/15/22	2.0%
GameStop Corp., 6.75%, 3/15/21	1.7%
Men’s Wearhouse, Inc. (The), 7.00%, 7/1/22	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in issuers in the short-term U.S. non-investment-grade corporate bond (‘‘junk bond’’) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$992.50	0.38%[1]	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	0.38%[1]	$1.94
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-0.75%	1.88%	4.60%
Fund Market Price Returns	0.66%	3.86%	4.69%
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index	-1.49%	1.33%	5.67%
BofA Merrill Lynch 1-5 year U.S. High Yield Constrained Index	-1.89%	-0.05%	6.39%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.1%
Consumer Discretionary	12.9%
Financials	12.2%
Health Care	12.0%
Industrials	11.0%
Communication Services	7.7%
Consumer Staples	5.3%
Energy	4.1%
Utilities	2.8%
Real Estate	2.0%
Materials	1.9%
Other Assets less Liabilities‡	6.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Cracker Barrel Old Country Store, Inc.	3.5%
VMware, Inc., Class A	3.1%
Macy’s, Inc.	2.4%
MEDNAX, Inc.	2.2%
Encompass Health Corp.	2.1%
CME Group, Inc.	2.0%
Southern Co. (The)	2.0%
H&R Block, Inc.	2.0%
Aflac, Inc.	1.9%
Allstate Corp. (The)	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Bearish U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Bearish U.S. Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests dynamically in long equity positions (approximately 100 U.S. large- and mid-capitalization stocks) or long U.S. Treasury positions, while also investing dynamically in or otherwise dynamically seeking exposure to short equity positions (approximately 500 U.S. large-capitalization stocks). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$957.60	0.48%[1]	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%[1]	$2.45
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-4.24%	-4.38%	0.48%	0.80%
Fund Market Price Returns	-4.31%	-4.61%	0.48%	0.78%
WisdomTree Dynamic Bearish U.S. Equity Index	-5.12%	-5.93%	-0.35%	-0.04%
S&P 500® Index	-6.85%	-4.38%	9.26%	7.94%
S&P 500® Inverse Daily Index	7.96%	5.48%	-7.99%	-7.64%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.6%
Consumer Discretionary	13.7%
Financials	13.0%
Health Care	12.7%
Industrials	11.7%
Communication Services	8.2%
Consumer Staples	5.6%
Energy	4.3%
Utilities	2.9%
Real Estate	2.2%
Materials	2.0%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Cracker Barrel Old Country Store, Inc.	3.7%
VMware, Inc., Class A	3.3%
Macy’s, Inc.	2.5%
MEDNAX, Inc.	2.4%
Encompass Health Corp.	2.2%
H&R Block, Inc.	2.1%
CME Group, Inc.	2.1%
Aflac, Inc.	2.0%
Southern Co. (The)	2.0%
Allstate Corp. (The)	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Long/Short U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Long/Short U.S. Equity Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in long equity positions (approximately 100 U.S. large- and mid-capitalization stocks), while also investing dynamically in or otherwise dynamically seeking exposure to short equity positions (approximately 500 U.S. large-capitalization stocks). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$898.70	0.48%[1]	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%[1]	$2.45
[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2019, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-10.13%	-8.39%	7.12%	7.02%
Fund Market Price Returns	-10.50%	-8.87%	6.98%	6.85%
WisdomTree Dynamic Long/Short U.S. Equity Index	-9.89%	-8.14%	7.60%	7.50%
S&P 500® Index	-6.85%	-4.38%	9.26%	7.94%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 23, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree Trust

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	18.9%
Health Care	13.5%
Financials	12.1%
Communication Services	9.1%
Consumer Discretionary	9.0%
Industrials	8.2%
Consumer Staples	6.7%
Energy	4.7%
Utilities	2.8%
Real Estate	2.4%
Materials	2.1%
U.S. Government Obligations	0.7%
Other Assets less Liabilities‡	9.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings*

Description	% of Net Assets
Microsoft Corp.	3.3%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.6%
Berkshire Hathaway, Inc., Class B	1.6%
Johnson & Johnson	1.5%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.4%
Facebook, Inc., Class A	1.3%
Alphabet, Inc., Class A	1.3%
Exxon Mobil Corp.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree 90/60 U.S. Balanced Fund (the “Fund”) seeks total return.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$916.60	0.20%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
[1]

Fund commenced operations on August 2, 2018. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 152/365 (to reflect the period since commencement of operations).

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	19

Performance Summary

as of December 31, 2018 (unaudited)

WisdomTree Balanced Income Fund (WBAL)

Asset Class Breakdown†

Asset Class	% of Net Assets
Fixed Income	41.2%
Domestic Equity	31.8%
International Equity	20.5%
Emerging Markets Equity	6.5%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
WisdomTree U.S. High Dividend Fund (DHS)	21.1%
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)	20.6%
WisdomTree International High Dividend Fund (DTH)	11.6%
WisdomTree U.S. LargeCap Dividend Fund (DLN)	10.7%
WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)	8.9%
WisdomTree Emerging Markets Dividend Fund (DVEM)	6.5%
WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)	5.7%
WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)	5.4%
WisdomTree Emerging Markets Local Debt Fund (ELD)	3.8%
iShares 20+ Year Treasury Bond ETF (TLT)	2.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular Underlying Fund. Excludes derivatives and investment of cash collateral for securities on loan (if any). For a full list of current holdings information for the underlying WisdomTree funds please visit www.wisdomtree.com.

The WisdomTree Balanced Income Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Balanced Income Index (the ‘‘Index’’). In seeking to track the Index, the Fund invests in other exchange traded funds with approximately a 60% allocation to equities and a 40% allocation to fixed income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$963.10	0.03%[1]	$0.15
Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	0.03%[1]	$0.15
[1]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investments in Underlying Funds, as well as an additional 0.05%, through December 31, 2020, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason. The impact of AFFEs will cause the “Annualized Expense Ratio” to be higher per the stated net expense ratio in the Fund’s prospectus.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-3.69%	-6.58%	-5.86%
Fund Market Price Returns	-3.88%	-6.87%	-6.18%
WisdomTree Balanced Income Index	-3.68%	-6.59%	-5.90%
60/40 MSCI AC World/Bloomberg Barclays U.S. Aggregate Index	-4.81%	-5.67%	-5.12%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 21, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

20	WisdomTree Trust

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The 60/40 MSCI AC World/Bloomberg Barclays U.S. Aggregate Index represents a 60% weight to the MSCI AC World Index and a 40% weight to the Bloomberg Barclays U.S. Aggregate Index.

The 60/40 S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index Composite represents a 60% weight to the S&P 500 Index and a 40% weight to the Bloomberg Barclays U.S. Aggregate Index.

The BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million.

The BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million.

The BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The BofA Merrill Lynch 1-5 Year U.S. High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch).

The MSCI AC World Index is a free-floated adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI AC World Small Cap Index is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets.

The MSCI AC World Small Cap Local Currency Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, specifically focusing on the small-cap segment of these equity markets, in local currency.

The MSCI China Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in China.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

WisdomTree Trust	21

Description of Indexes (unaudited) (continued)

The MSCI European Economic and Monetary Union (EMU) Index is a free float- adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of countries within the EMU and calculated in local currency.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500 Index by taking a short position in the index.

The S&P China 500 Index comprises 500 of the largest, most liquid Chinese companies while approximating the sector composition of the broader Chinese equity market. All Chinese share classes including A-shares and offshore listings are eligible for inclusion.

The WisdomTree Balanced Income Index is comprised of exchange-traded funds listed on a major U.S. exchange and aims to maintain a 60% equity and 40% fixed income exposure. The equity exposure is diversified across both domestic (U.S.) and foreign equities, including emerging markets. The fixed income exposure includes government bonds, corporate bonds, mortgage-backed securities and other mortgage-related products.

The WisdomTree Dynamic Bearish U.S. Equity Index includes long equity positions or long U.S. Treasury positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Dynamic Currency Hedged Europe Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies incorporated in developed Europe and is designed to remove from index performance the impact of the changes in the value of the Euro relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis. The Index is comprised of the top 300 companies from the WisdomTree International Equity Index with the best combined rank of growth and quality factors.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

22	WisdomTree Trust

Description of Indexes (unaudited) (continued)

The WisdomTree Dynamic Currency Hedged Japan Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in Japan and is designed to remove from index performance the impact of changes in the value of the Japanese Yen relative to the U.S. dollar with a hedge ratio ranging from 0 to 100% on a monthly basis.

The WisdomTree Dynamic Long/Short U.S. Equity Index includes long equity positions and short equity positions. The long equity positions consist of approximately 100 U.S. large- and mid-capitalization stocks that meet Index eligibility requirements and have the best combined score based on fundamental growth and value signals. The short equity positions include the largest 500 U.S. companies, weighted by market capitalization, designed to act as a market risk hedge.

The WisdomTree Emerging Markets Dividend Index is a dividend weighted index that consists of emerging market dividend-paying common stocks.

The WisdomTree Europe Domestic Economy Index is designed to provide exposure to European companies that are most sensitive to economic growth prospects in the Eurozone and that derive more than 50% of their revenue from Europe.

The WisdomTree Fundamental U.S. Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the U.S. non-investment-grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. investment grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Index is designed to capture the performance of selected issuers in the short-term U.S. non-investment-grade corporate bond market that are deemed to have favorable fundamental and income characteristics.

The WisdomTree Global ex-Mexico Equity Index is a float-adjusted market capitalization weighted index that measures the performance of 2000 largest companies in developed and emerging markets throughout the world, excluding Mexico.

The WisdomTree Global Hedged SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization and is designed to remove from index performance the impact of changes to the value of foreign currencies relative to the U.S. dollar.

The WisdomTree Global SmallCap Dividend Index is a fundamentally weighted index that measures the performance of 1000 largest small capitalization companies that rank within the bottom 5% of the WisdomTree Global Dividend Index by market capitalization.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

WisdomTree Trust	23

Description of Indexes (unaudited) (concluded)

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

24	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 100.1%

Austria – 1.4%

Andritz AG	269	$12,337

BAWAG Group AG(a)	141	5,777

Erste Group Bank AG*	976	32,412

Lenzing AG	112	10,172

Oesterreichische Post AG	192	6,589

OMV AG	767	33,537

Porr AG(b)	29	578

S IMMO AG	222	3,690

Telekom Austria AG*	1,243	9,435

UNIQA Insurance Group AG	1,265	11,366

Verbund AG	207	8,812

Vienna Insurance Group AG Wiener Versicherung Gruppe	325	7,535

Voestalpine AG	348	10,383

Wienerberger AG	232	4,774

Total Austria		157,397

Belgium – 5.8%

Ackermans & van Haaren N.V.	30	4,520

Ageas	630	28,303

Anheuser-Busch InBev S.A./N.V.	5,375	354,534

bpost S.A.	1,351	12,363

Cofinimmo S.A.	83	10,295

Colruyt S.A.	375	26,681

Econocom Group S.A./N.V.	245	815

Elia System Operator S.A./N.V.	158	10,530

KBC Group N.V.	1,285	83,260

Kinepolis Group N.V.	53	2,957

Melexis N.V.	103	5,993

Ontex Group N.V.	235	4,809

Proximus SADP	1,772	47,846

Solvay S.A.	248	24,755

UCB S.A.	317	25,838

Umicore S.A.	237	9,444

Warehouses De Pauw CVA	103	13,564

Total Belgium		666,507

Finland – 5.0%

Amer Sports Oyj*	201	8,816

Citycon Oyj	4,104	7,577

Cramo Oyj	183	3,121

DNA Oyj	352	6,873

Elisa Oyj	539	22,231

Finnair Oyj	317	2,567

Fortum Oyj	3,643	79,542

Huhtamaki Oyj(b)	171	5,292

Kemira Oyj	521	5,866

Kesko Oyj Class B	210	11,307

Kone Oyj Class B	1,272	60,548

Konecranes Oyj	218	6,577

Metsa Board Oyj	297	1,738

Metso Oyj	451	11,806

Neste Oyj	246	18,943

Nokia Oyj	15,515	89,212

Nokian Renkaat Oyj	456	13,981

Orion Oyj Class B	502	17,376

Outokumpu Oyj	1,557	5,687

Ramirent Oyj	430	2,679

Sampo Oyj Class A	2,275	99,892

Sanoma Oyj	144	1,397

Stora Enso Oyj Class R	1,012	11,667

Tieto Oyj	326	8,787

UPM-Kymmene Oyj	1,464	37,070

Valmet Oyj	484	9,931

Wartsila Oyj Abp	1,252	19,887

YIT Oyj	945	5,515

Total Finland		575,885

France – 27.0%

Accor S.A.	357	15,145

Aeroports de Paris	98	18,541

Air Liquide S.A.	576	71,409

Airbus SE	859	82,446

ALD S.A.(a)	769	9,142

Alstom S.A.	85	3,427

Alten S.A.	30	2,493

Altran Technologies S.A.	251	2,010

Amundi S.A.(a)	376	19,841

Arkema S.A.	114	9,769

Atos SE	50	4,086

AXA S.A.	6,691	144,241

Beneteau S.A.	48	630

BioMerieux	14	920

BNP Paribas S.A.	3,282	148,103

Bollore S.A.	2,418	9,674

Bouygues S.A.	862	30,882

Bureau Veritas S.A.	714	14,524

Capgemini SE	125	12,403

Carrefour S.A.	1,839	31,345

Casino Guichard Perrachon S.A.(b)	560	23,264

Christian Dior SE	129	49,239

Cie de Saint-Gobain	923	30,773

Cie Generale des Etablissements Michelin SCA	325	32,211

Cie Plastic Omnium S.A.	124	2,859

CNP Assurances	1,399	29,618

Covivio	182	17,518

Credit Agricole S.A.	7,449	80,300

Danone S.A.	1,065	74,886

Edenred	391	14,352

Eiffage S.A.	136	11,343

Electricite de France S.A.	6,445	101,673

Elior Group S.A.(a)	332	4,957

Elis S.A.	320	5,323

Engie S.A.	6,636	95,014

Eramet	23	1,587

EssilorLuxottica S.A.	461	58,206

Eurazeo SE	91	6,429

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2018

Investments	Shares	Value

Eutelsat Communications S.A.	901	$17,721

Faurecia S.A.	54	2,041

Gaztransport Et Technigaz S.A.	137	10,516

Getlink SE	852	11,425

Hermes International	46	25,493

ICADE	166	12,619

Iliad S.A.	23	3,225

Imerys S.A.	103	4,943

Ingenico Group S.A.	81	4,587

Ipsen S.A.	37	4,773

IPSOS	54	1,268

JCDecaux S.A.	200	5,606

Kering S.A.	79	37,171

Klepierre S.A.	815	25,118

Korian S.A.	122	4,335

L’Oreal S.A.	521	119,831

Lagardere SCA	348	8,760

Legrand S.A.	354	19,950

LVMH Moet Hennessy Louis Vuitton SE	460	135,774

Metropole Television S.A.	313	5,024

Natixis S.A.	8,831	41,582

Nexity S.A.	155	6,981

Orange S.A.	6,288	101,748

Orpea	22	2,244

Pernod Ricard S.A.	191	31,288

Peugeot S.A.	1,284	27,367

Publicis Groupe S.A.	411	23,529

Renault S.A.	576	35,919

Rexel S.A.	470	4,997

Rothschild & Co.	130	4,585

Safran S.A.	349	42,050

Sanofi	2,984	258,088

Schneider Electric SE	976	66,630

SCOR SE	441	19,863

SEB S.A.	46	5,932

Societe BIC S.A.	120	12,229

Societe Generale S.A.	2,236	71,110

Sodexo S.A.	265	27,113

Sopra Steria Group	17	1,567

SPIE S.A.	271	3,591

Suez	1,895	24,977

Television Francaise 1	621	5,026

Thales S.A.	182	21,221

TOTAL S.A.	6,486	342,400

Trigano S.A.	13	1,199

Unibail-Rodamco-Westfield	253	39,160

Valeo S.A.	299	8,719

Veolia Environnement S.A.	1,280	26,272

Vicat S.A.	53	2,512

Vinci S.A.	962	79,201

Vivendi S.A.	1,504	36,587

Wendel S.A.	40	4,788

Total France		3,111,238

Germany – 24.0%

1&1 Drillisch AG	310	15,770

Aareal Bank AG	290	8,948

adidas AG	192	40,034

Allianz SE Registered Shares	1,237	247,661

alstria office REIT-AG	398	5,551

AURELIUS Equity Opportunities SE & Co. KGaA	119	4,315

Aurubis AG	57	2,816

Axel Springer SE	243	13,717

BASF SE	2,318	160,049

Bayer AG Registered Shares	1,558	107,859

Bayerische Motoren Werke AG	1,990	160,833

Beiersdorf AG	119	12,401

Brenntag AG	236	10,171

CANCOM SE	39	1,278

Comdirect Bank AG	432	5,057

Continental AG	259	35,751

Covestro AG(a)	414	20,435

CTS Eventim AG & Co. KGaA	81	3,017

Daimler AG Registered Shares	4,311	226,250

Deutsche Bank AG Registered Shares	1,493	11,891

Deutsche Boerse AG	248	29,753

Deutsche Lufthansa AG Registered Shares	1,146	25,808

Deutsche Post AG Registered Shares	3,278	89,597

Deutsche Telekom AG Registered Shares	15,279	258,849

Deutsche Wohnen SE Bearer Shares	383	17,513

DMG MORI AG	156	7,686

Duerr AG	129	4,502

E.ON SE	4,821	47,544

Evonik Industries AG	1,189	29,631

Fielmann AG	151	9,321

Fraport AG Frankfurt Airport Services Worldwide	117	8,354

Freenet AG	533	10,325

Fresenius Medical Care AG & Co. KGaA	263	17,029

Fresenius SE & Co. KGaA	388	18,797

GEA Group AG	335	8,616

Hamburger Hafen und Logistik AG	201	3,982

Hannover Rueck SE	353	47,496

HeidelbergCement AG	316	19,283

Henkel AG & Co. KGaA	326	31,956

Hochtief AG	99	13,320

Hugo Boss AG	157	9,677

Indus Holding AG	45	2,006

Infineon Technologies AG	832	16,516

Innogy SE*	2,032	86,225

K+S AG Registered Shares	218	3,917

KION Group AG	132	6,689

Krones AG	26	2,006

LANXESS AG	102	4,687

LEG Immobilien AG	157	16,354

Leoni AG	29	1,004

MAN SE	294	30,298

Merck KGaA	132	13,578

METRO AG	1,561	23,903

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2018

Investments	Shares	Value

MTU Aero Engines AG	67	$12,132

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	469	102,161

Nemetschek SE	42	4,597

NORMA Group SE	63	3,110

ProSiebenSat.1 Media SE	1,195	21,242

Rheinmetall AG	75	6,615

RWE AG	1,018	22,070

Salzgitter AG	68	1,988

SAP SE	1,173	116,566

Siemens AG Registered Shares	1,834	204,161

Siltronic AG	50	4,127

Sixt SE	43	3,402

Stroeer SE & Co. KGaA	100	4,822

Suedzucker AG	456	5,888

Takkt AG	187	2,916

Talanx AG	700	23,846

Telefonica Deutschland Holding AG	15,316	59,844

ThyssenKrupp AG	351	6,011

TUI AG	1,277	17,956

Uniper SE	743	19,196

United Internet AG Registered Shares	217	9,476

Volkswagen AG	521	82,845

Wacker Chemie AG	86	7,776

Washtec AG	48	3,314

Wirecard AG	22	3,340

Wuestenrot & Wuerttembergische AG	246	4,499

Total Germany		2,763,926

Ireland – 0.9%

AIB Group PLC	4,249	17,875

Bank of Ireland Group PLC	1,102	6,122

CRH PLC	1,369	36,151

Glanbia PLC	397	7,443

Kerry Group PLC Class A	111	10,976

Kingspan Group PLC	157	6,709

Paddy Power Betfair PLC	156	12,777

Smurfit Kappa Group PLC	445	11,832

Total Ireland		109,885

Italy – 10.8%

A2A SpA	9,551	17,169

ACEA SpA	750	10,297

Amplifon SpA	169	2,714

Anima Holding SpA(a)	1,063	3,925

Assicurazioni Generali SpA	6,030	100,641

ASTM SpA	230	4,596

Autogrill SpA	124	1,043

Azimut Holding SpA(b)	717	7,814

Banca Farmafactoring SpA(a)	1,190	6,176

Banca Generali SpA	437	9,057

Banca IFIS SpA	103	1,818

Banca Mediolanum SpA	3,356	19,527

Banca Popolare di Sondrio SCPA	956	2,876

BPER Banca	1,070	4,115

Brembo SpA	420	4,271

Brunello Cucinelli SpA	40	1,374

Buzzi Unicem SpA	144	2,473

Cerved Group SpA	326	2,666

Credito Emiliano SpA	853	4,905

Datalogic SpA	70	1,632

De’ Longhi SpA	511	12,910

Enav SpA(a)	1,654	8,021

Enel SpA	30,544	176,118

Eni SpA	14,152	222,413

Ferrari N.V.	77	7,639

FinecoBank Banca Fineco SpA	1,149	11,530

Gima TT SpA(a)	225	1,677

Hera SpA	4,195	12,766

IMA Industria Macchine Automatiche SpA	85	5,286

Infrastrutture Wireless Italiane SpA(a)	1,243	8,476

Interpump Group SpA	138	4,102

Intesa Sanpaolo SpA	89,615	198,720

Iren SpA	2,934	7,030

Italgas SpA	3,033	17,322

Leonardo SpA	784	6,881

Maire Tecnimont SpA	896	3,288

MARR SpA	167	3,933

Mediobanca Banca di Credito Finanziario SpA	2,618	22,075

Poste Italiane SpA(a)	4,392	35,065

Prysmian SpA	253	4,879

RAI Way SpA(a)	852	4,222

Recordati SpA	448	15,512

Reply SpA	31	1,562

Salvatore Ferragamo SpA	246	4,965

Saras SpA	4,482	8,664

Snam SpA	15,862	69,249

Societa Cattolica di Assicurazioni SC	608	4,938

Societa Iniziative Autostradali e Servizi SpA	553	7,624

Technogym SpA(a)	288	3,082

Telecom Italia SpA RSP	21,585	10,289

Terna Rete Elettrica Nazionale SpA	6,936	39,272

Tod’s SpA(b)	76	3,586

UniCredit SpA	3,404	38,500

Unione di Banche Italiane SpA	2,834	8,206

Unipol Gruppo SpA	2,425	9,752

UnipolSai Assicurazioni SpA	14,995	33,880

Total Italy		1,242,523

Netherlands – 7.6%

Aalberts Industries N.V.	199	6,609

ABN AMRO Group N.V. CVA(a)	4,143	97,279

Aegon N.V.	7,335	34,202

Akzo Nobel N.V.	643	51,747

ASML Holding N.V.	245	38,415

ASR Nederland N.V.	446	17,630

BE Semiconductor Industries N.V.	538	11,364

Boskalis Westminster(b)	426	10,582

Corbion N.V.	123	3,439

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2018

Investments	Shares	Value

Euronext N.V.(a)	142	$8,165

EXOR N.V.	106	5,727

GrandVision N.V.(a)	285	6,233

Heineken Holding N.V.	388	32,711

Heineken N.V.	734	64,776

IMCD N.V.	79	5,057

ING Groep N.V.	14,215	152,911

Koninklijke Ahold Delhaize N.V.	2,947	74,368

Koninklijke DSM N.V.	283	23,112

Koninklijke KPN N.V.	15,292	44,752

Koninklijke Philips N.V.	1,560	55,158

Koninklijke Volkerwessels N.V.	139	2,198

Koninklijke Vopak N.V.	244	11,068

NN Group N.V.	1,129	44,913

PostNL N.V.	2,472	5,643

Randstad N.V.	553	25,343

SBM Offshore N.V.	352	5,201

Signify N.V.(a)	560	13,104

Sligro Food Group N.V.	47	1,870

TKH Group N.V. CVA	74	3,443

Wessanen	11	100

Wolters Kluwer N.V.	383	22,618

Total Netherlands		879,738

Portugal – 1.2%

Altri, SGPS, S.A.	554	3,673

EDP – Energias de Portugal S.A.	13,458	46,907

Galp Energia, SGPS, S.A.	2,295	36,192

Jeronimo Martins, SGPS, S.A.	1,988	23,498

NOS, SGPS, S.A.	2,956	17,893

REN – Redes Energeticas Nacionais, SGPS, S.A.	4,150	11,547

Sonae, SGPS, S.A.	6,065	5,616

Total Portugal		145,326

Spain – 14.5%

Acciona S.A.	199	16,811

Acerinox S.A.	781	7,733

ACS Actividades de Construccion y Servicios S.A.	781	30,203

Aena SME S.A.(a)	452	70,143

Amadeus IT Group S.A.	462	32,132

Applus Services S.A.	344	3,811

Atresmedia Corp. de Medios de Comunicacion S.A.(b)	894	4,458

Banco Bilbao Vizcaya Argentaria S.A.	18,306	97,005

Banco de Sabadell S.A.	17,199	19,671

Banco Santander S.A.	51,683	234,730

Bankia S.A.(b)	6,652	19,467

Bankinter S.A.	1,946	15,612

Bolsas y Mercados Espanoles SHMSF S.A.	280	7,784

CaixaBank S.A.	16,555	59,878

Cellnex Telecom S.A.*(a)	205	5,247

Cia de Distribucion Integral Logista Holdings S.A.	456	11,395

Cie Automotive S.A.	167	4,093

Distribuidora Internacional de Alimentacion S.A.(b)	319	168

Ebro Foods S.A.(b)	360	7,177

Enagas S.A.	1,064	28,717

Ence Energia y Celulosa S.A.	487	3,054

Endesa S.A.	5,414	124,585

Euskaltel S.A.(a)	556	4,443

Faes Farma S.A.	1,121	3,806

Ferrovial S.A.	2,286	46,250

Grifols S.A.	477	12,487

Grupo Catalana Occidente S.A.	198	7,379

Iberdrola S.A.	22,420	179,867

Industria de Diseno Textil S.A.	5,584	142,668

Mapfre S.A.	11,474	30,430

Mediaset Espana Comunicacion S.A.	1,976	12,401

Melia Hotels International S.A.	46	432

Naturgy Energy Group S.A.	3,566	90,742

Obrascon Huarte Lain S.A.(b)	864	644

Papeles y Cartones de Europa S.A.	131	2,513

Prosegur Cash S.A.(a)	1,930	4,267

Prosegur Cia de Seguridad S.A.	1,066	5,389

Red Electrica Corp. S.A.	1,928	42,967

Repsol S.A.	5,479	88,187

Siemens Gamesa Renewable Energy S.A.*	490	5,960

Tecnicas Reunidas S.A.(b)	261	6,367

Telefonica S.A.	20,786	174,386

Unicaja Banco S.A.(a)	597	785

Viscofan S.A.	75	4,126

Zardoya Otis S.A.	1,145	8,128

Total Spain		1,678,498

United Kingdom – 1.9%

Unilever N.V. CVA	3,973	215,369
TOTAL COMMON STOCKS (Cost: $13,816,368)		11,546,292

RIGHTS – 0.0%

Spain – 0.0%

Faes Farma S.A., expiring 1/3/19*	1,383	162

Repsol S.A., expiring 1/14/19*(b)	6,709	3,068
TOTAL RIGHTS (Cost: $3,306)		3,230

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $55,574)(d)	55,574	55,574

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $13,875,248)		11,605,096

Other Assets less Liabilities – (0.6)%		(73,076)

NET ASSETS – 100.0%		$11,532,020
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

December 31, 2018

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $70,250. The Fund also had securities on loan having a total market value of $7,383 that were sold and pending settlement. The total market value of the collateral held by the Fund was $82,289. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $26,715.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/2/2019	1,800	USD	1,574	EUR	$1	$—
Bank of America N.A.	1/4/2019	278,665	EUR	317,328	USD	1,254	—
Bank of America N.A.	1/4/2019	1,484,674	EUR	1,697,394	USD	—	(49)
Bank of America N.A.	2/5/2019	1,606,677	USD	1,401,642	EUR	—	(19)
Barclays Bank PLC	1/4/2019	1,484,670	EUR	1,697,394	USD	—	(53)
Barclays Bank PLC	1/4/2019	2,156,041	USD	1,898,288	EUR	—	(14,165)
Barclays Bank PLC	2/5/2019	1,606,677	USD	1,401,621	EUR	5	—
Citibank N.A.	1/4/2019	1,636,358	EUR	1,866,702	USD	4,055	—
Citibank N.A.	1/4/2019	1,484,795	EUR	1,697,394	USD	89	—
Citibank N.A.	1/4/2019	2,156,041	USD	1,898,159	EUR	—	(14,018)
Citibank N.A.	2/5/2019	1,606,677	USD	1,401,756	EUR	—	(150)
Commonwealth Bank of Australia	1/4/2019	1,642,698	USD	1,446,369	EUR	—	(10,855)
Goldman Sachs	1/4/2019	1,484,637	EUR	1,697,394	USD	—	(92)
Goldman Sachs	1/4/2019	2,156,041	USD	1,898,246	EUR	—	(14,117)
Goldman Sachs	2/5/2019	1,606,677	USD	1,401,635	EUR	—	(11)
Morgan Stanley & Co. International	1/3/2019	800	USD	698	EUR	2	—
UBS AG	1/4/2019	1,131,190	EUR	1,293,256	USD	—	(29)
UBS AG	1/4/2019	2,156,041	USD	1,898,296	EUR	—	(14,175)
UBS AG	2/5/2019	1,224,136	USD	1,067,929	EUR	—	(26)
						$5,406	$(67,759)

CURRENCY LEGEND
EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 99.9%

Australia – 7.7%

AGL Energy Ltd.	13,673	$198,291

Alumina Ltd.	94,813	153,521

Amcor Ltd.	22,280	207,828

AMP Ltd.	106,420	183,553

Ansell Ltd.	2,660	41,273

Aristocrat Leisure Ltd.	11,060	170,051

Asaleo Care Ltd.	38,537	24,824

ASX Ltd.	3,988	168,285

Aurizon Holdings Ltd.	48,140	145,052

Australia & New Zealand Banking Group Ltd.	63,861	1,099,676

Bank of Queensland Ltd.	13,533	92,414

Beach Energy Ltd.	114,196	108,130

Bendigo & Adelaide Bank Ltd.	13,101	99,517

BHP Group Ltd.	47,311	1,140,096

BHP Group PLC	34,513	725,973

Boral Ltd.	21,274	73,986

Brambles Ltd.	24,677	176,332

Brickworks Ltd.	2,945	34,479

carsales.com Ltd.	7,971	61,727

CIMIC Group Ltd.	4,740	144,857

Cleanaway Waste Management Ltd.	80,387	94,226

Cochlear Ltd.	647	79,059

Commonwealth Bank of Australia	38,746	1,974,595

Computershare Ltd.	11,634	140,792

Crown Resorts Ltd.	12,989	108,451

CSL Ltd.	2,832	369,159

CSR Ltd.	20,675	40,900

Downer EDI Ltd.	20,126	95,780

Fortescue Metals Group Ltd.	94,643	279,174

Genworth Mortgage Insurance Australia Ltd.(a)	20,645	31,830

GrainCorp Ltd. Class A	7,544	48,702

Harvey Norman Holdings Ltd.(a)	41,291	91,858

Healthscope Ltd.	31,235	49,036

Incitec Pivot Ltd.	28,243	65,216

Insurance Australia Group Ltd.	61,313	302,150

IOOF Holdings Ltd.	9,688	35,261

Macquarie Group Ltd.	5,795	443,257

Medibank Pvt Ltd.	61,473	111,222

National Australia Bank Ltd.	73,317	1,242,377

Newcrest Mining Ltd.	8,108	124,435

NIB Holdings Ltd.	14,900	54,546

Nine Entertainment Co. Holdings Ltd.	74,730	72,602

Orica Ltd.	10,119	122,885

Orora Ltd.	52,261	112,951

Perpetual Ltd.	1,951	44,611

Premier Investments Ltd.	7,202	74,583

QBE Insurance Group Ltd.	22,768	161,890

Qube Holdings Ltd.	39,699	70,988

REA Group Ltd.	2,329	121,299

Regis Resources Ltd.	24,893	84,644

Rio Tinto Ltd.	8,787	485,419

Sonic Healthcare Ltd.	8,006	124,617

South32 Ltd.	75,745	178,637

Steadfast Group Ltd.	37,958	73,487

Suncorp Group Ltd.	25,961	230,833

Tabcorp Holdings Ltd.	35,185	106,264

Telstra Corp., Ltd.	398,753	800,058

Treasury Wine Estates Ltd.	6,768	70,517

Washington H Soul Pattinson & Co., Ltd.(a)	9,618	168,532

Wesfarmers Ltd.	21,604	490,041

Westpac Banking Corp.	80,809	1,424,513

Woodside Petroleum Ltd.	13,703	302,141

Woolworths Group Ltd.	21,624	447,869

Total Australia		16,601,272

Austria – 0.4%

Andritz AG	1,154	52,926

Erste Group Bank AG*	4,060	134,827

EVN AG	11,804	169,751

Lenzing AG	440	39,962

OMV AG	6,220	271,973

Voestalpine AG	5,036	150,255

Total Austria		819,694

Belgium – 1.7%

Ackermans & van Haaren N.V.	1,013	152,626

Ageas	4,578	205,670

Anheuser-Busch InBev S.A./N.V.	28,536	1,882,227

Bekaert S.A.	1,116	26,867

bpost S.A.	15,855	145,088

Colruyt S.A.	2,443	173,819

Elia System Operator S.A./N.V.	2,324	154,884

KBC Group N.V.	6,262	405,738

Proximus SADP	14,003	378,098

Solvay S.A.	1,067	106,508

Total Belgium		3,631,525

China – 3.4%

Beijing Enterprises Holdings Ltd.	29,000	153,717

China Everbright International Ltd.	98,666	88,467

China Jinmao Holdings Group Ltd.	254,000	114,196

China Mobile Ltd.	377,000	3,628,264

China Overseas Land & Investment Ltd.	130,000	446,653

China Power International Development Ltd.	448,666	102,004

China Resources Power Holdings Co., Ltd.	142,000	273,141

CITIC Ltd.	306,000	479,948

CNOOC Ltd.	664,000	1,026,190

Fosun International Ltd.	83,000	120,853

Guangdong Investment Ltd.	184,000	355,810

Guotai Junan International Holdings Ltd.(a)	262,000	42,164

Lenovo Group Ltd.	304,000	205,402

Shanghai Industrial Holdings Ltd.	41,000	82,949

Sino-Ocean Group Holding Ltd.	314,500	138,584

Sun Art Retail Group Ltd.	130,000	132,501

Total China		7,390,843

Denmark – 1.4%

AP Moller – Maersk A/S Class B	61	76,475

Coloplast A/S Class B	2,660	246,525

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

Investments	Shares	Value

Danske Bank A/S	14,228	$280,944

DSV A/S	997	65,551

GN Store Nord A/S	2,327	86,728

ISS A/S	1,972	54,995

Novo Nordisk A/S Class B	21,354	974,480

Novozymes A/S Class B	1,192	53,118

Orsted A/S(b)	4,059	270,913

Pandora A/S	1,335	54,255

Rockwool International A/S Class B	332	86,459

Royal Unibrew A/S	3,424	235,507

SimCorp A/S	1,253	85,530

Tryg A/S	10,459	262,599

Vestas Wind Systems A/S	1,664	125,438

Total Denmark		2,959,517

Finland – 2.0%

Elisa Oyj	5,434	224,124

F-Secure Oyj	10,814	28,618

Fortum Oyj	27,169	593,212

Kesko Oyj Class B	2,735	147,259

Kone Oyj Class B	5,880	279,892

Metso Oyj	2,604	68,168

Neste Oyj	3,816	293,842

Nokia Oyj	81,555	468,945

Nokian Renkaat Oyj	2,149	65,887

Nordea Bank Abp	118,518	996,980

Orion Oyj Class B	2,445	84,633

Outokumpu Oyj	7,668	28,006

Sampo Oyj Class A	11,616	510,040

Tieto Oyj	2,754	74,235

UPM-Kymmene Oyj	9,227	233,635

Valmet Oyj	2,735	56,121

Wartsila Oyj Abp	5,994	95,209

YIT Oyj	14,194	82,833

Total Finland		4,331,639

France – 11.1%

Accor S.A.	3,437	145,805

Aeroports de Paris	1,038	196,381

Air Liquide S.A.	3,232	400,686

Airbus SE	6,274	602,171

ALD S.A.(b)	4,941	58,742

Amundi S.A.(b)	2,503	132,078

Arkema S.A.	569	48,758

AXA S.A.	48,956	1,055,370

BioMerieux	633	41,608

BNP Paribas S.A.	24,341	1,098,408

Bollore S.A.	14,145	56,594

Bouygues S.A.	5,931	212,486

Bureau Veritas S.A.	3,814	77,586

Capgemini SE	1,507	149,533

Carrefour S.A.	13,784	234,940

Casino Guichard Perrachon S.A.(a)	5,522	229,395

Christian Dior SE	1,419	541,629

Cie de Saint-Gobain	7,046	234,913

Cie Generale des Etablissements Michelin SCA	2,051	203,277

CNP Assurances	9,803	207,541

Credit Agricole S.A.	52,619	567,228

Danone S.A.	7,283	512,105

Dassault Systemes SE	1,752	207,690

Edenred	5,288	194,104

Electricite de France S.A.	47,426	748,167

Engie S.A.	47,590	681,391

EssilorLuxottica S.A.	2,850	359,844

Eutelsat Communications S.A.	6,968	137,046

Gaztransport Et Technigaz S.A.	996	76,455

Hermes International	545	302,038

Iliad S.A.	231	32,388

Imerys S.A.	887	42,567

Ipsen S.A.	1,227	158,288

JCDecaux S.A.	2,256	63,236

Kering S.A.	1,002	471,462

Klepierre S.A.	6,151	189,570

L’Oreal S.A.	4,284	985,327

Legrand S.A.	2,594	146,191

LVMH Moet Hennessy Louis Vuitton SE	3,735	1,102,427

Metropole Television S.A.	4,616	74,086

Natixis S.A.	55,167	259,761

Nexity S.A.	1,158	52,156

Orange S.A.	46,535	752,996

Pernod Ricard S.A.	1,670	273,568

Peugeot S.A.	7,973	169,937

Publicis Groupe S.A.	3,233	185,086

Remy Cointreau S.A.	898	101,577

Renault S.A.	4,462	278,245

Rexel S.A.	3,711	39,453

Rubis SCA	1,323	70,901

Safran S.A.	4,078	491,350

Sanofi	22,516	1,947,425

Schneider Electric SE	6,717	458,562

SCOR SE	4,753	214,076

Societe BIC S.A.	731	74,498

Societe Generale S.A.	15,738	500,507

Sodexo S.A.	1,789	183,036

SPIE S.A.	4,539	60,138

Suez	12,925	170,358

Teleperformance	997	159,105

Television Francaise 1	6,150	49,775

Thales S.A.	2,139	249,410

TOTAL S.A.	48,301	2,549,842

Unibail-Rodamco-Westfield	1,833	283,716

Valeo S.A.	2,080	60,656

Veolia Environnement S.A.	9,798	201,106

Vicat S.A.	445	21,091

Vinci S.A.	7,563	622,659

Vivendi S.A.	17,385	422,911

Wendel S.A.	392	46,918

Total France		23,930,330

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

Investments	Shares	Value

Germany – 7.7%

1&1 Drillisch AG	1,991	$101,283

Aareal Bank AG	2,485	76,671

adidas AG	1,140	237,702

Allianz SE Registered Shares	6,525	1,306,378

AURELIUS Equity Opportunities SE & Co. KGaA	1,019	36,950

Aurubis AG	498	24,605

Axel Springer SE	2,088	117,865

BASF SE	13,000	897,601

Bayer AG Registered Shares	9,214	637,877

Bayerische Motoren Werke AG	10,982	887,573

BayWa AG	1,326	31,226

Bechtle AG	1,676	129,995

Beiersdorf AG	2,183	227,489

Brenntag AG	1,562	67,317

Carl Zeiss Meditec AG Bearer Shares	2,388	186,448

Comdirect Bank AG	3,110	36,405

Continental AG	1,542	212,851

Covestro AG(b)	2,342	115,604

CTS Eventim AG & Co. KGaA	2,501	93,147

Daimler AG Registered Shares	24,628	1,292,527

Deutsche Bank AG Registered Shares	10,195	81,196

Deutsche Boerse AG	1,582	189,798

Deutsche Lufthansa AG Registered Shares	7,224	162,685

Deutsche Post AG Registered Shares	18,030	492,809

Deutsche Telekom AG Registered Shares	88,110	1,492,714

Deutsche Wohnen SE Bearer Shares	4,641	212,214

DMG MORI AG	811	39,958

Duerr AG	688	24,011

E.ON SE	28,293	279,024

Evonik Industries AG	5,779	144,017

Fielmann AG	1,631	100,682

Fraport AG Frankfurt Airport Services Worldwide	1,314	93,821

Freenet AG	3,677	71,226

Fresenius SE & Co. KGaA	2,219	107,503

GEA Group AG	2,245	57,743

Hamburger Hafen und Logistik AG	2,144	42,474

Hannover Rueck SE	1,687	226,984

HeidelbergCement AG	2,050	125,094

Henkel AG & Co. KGaA	1,893	185,562

Hochtief AG	626	84,228

Hugo Boss AG	1,339	82,534

Indus Holding AG	689	30,718

Infineon Technologies AG	3,295	65,408

Innogy SE*	9,944	421,961

K+S AG Registered Shares	2,349	42,212

Krones AG	561	43,288

LANXESS AG	641	29,457

LEG Immobilien AG	1,105	115,101

MAN SE	2,304	237,439

Merck KGaA	986	101,421

METRO AG	19,941	305,346

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	2,793	608,391

OSRAM Licht AG	1,020	44,215

ProSiebenSat.1 Media SE	8,421	149,692

RWE AG	6,000	130,079

SAP SE	7,547	749,976

Siemens AG Registered Shares	10,275	1,143,812

Software AG	1,612	58,213

Suedzucker AG	6,225	80,376

Talanx AG	3,463	117,970

Telefonica Deutschland Holding AG	77,250	301,838

ThyssenKrupp AG	2,736	46,852

TUI AG	14,830	208,521

Uniper SE	4,906	126,747

Volkswagen AG	2,480	394,350

Vossloh AG	895	43,431

Wacker Chemie AG	567	51,270

Wirecard AG	405	61,483

Total Germany		16,723,358

Hong Kong – 2.6%

AIA Group Ltd.	81,000	672,470

Bank of East Asia Ltd. (The)	32,600	103,679

BOC Hong Kong Holdings Ltd.	110,500	410,705

CLP Holdings Ltd.	33,000	373,020

Dah Sing Banking Group Ltd.	37,600	66,370

Hang Lung Group Ltd.	39,000	99,326

Hang Lung Properties Ltd.	65,000	123,867

Hang Seng Bank Ltd.	22,200	498,478

Henderson Land Development Co., Ltd.	50,000	249,063

Hong Kong & China Gas Co., Ltd.	210,103	434,732

Hong Kong Exchanges & Clearing Ltd.	12,367	357,930

Hopewell Holdings Ltd.	23,000	101,056

MTR Corp., Ltd.	64,842	341,215

New World Development Co., Ltd.	195,010	258,042

PCCW Ltd.	223,000	128,456

Power Assets Holdings Ltd.	37,000	257,557

Sino Land Co., Ltd.	80,000	137,125

Sun Hung Kai Properties Ltd.	36,500	520,273

Swire Pacific Ltd. Class B	30,000	50,042

Techtronic Industries Co., Ltd.	32,000	170,027

Wharf Holdings Ltd. (The)	73,000	190,207

Wheelock & Co., Ltd.	16,000	91,451

Total Hong Kong		5,635,091

Ireland – 0.3%

AIB Group PLC	24,202	101,813

CRH PLC	7,699	203,306

DCC PLC	990	75,463

Grafton Group PLC	3,738	30,611

Irish Continental Group PLC	16,987	82,529

Paddy Power Betfair PLC	950	77,811

Smurfit Kappa Group PLC	3,902	103,753

Total Ireland		675,286

Israel – 0.5%

Bank Hapoalim BM	20,722	131,150

Bezeq Israeli Telecommunication Corp., Ltd.	266,209	260,029

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

Investments	Shares	Value

Carasso Motors Ltd.	17,822	$68,059

First International Bank of Israel Ltd.	4,622	97,221

Harel Insurance Investments & Financial Services Ltd.	18,975	124,867

Israel Chemicals Ltd.	30,404	172,493

Mediterranean Towers Ltd.	29,569	50,169

Mizrahi Tefahot Bank Ltd.	5,249	88,692

Strauss Group Ltd.	5,291	120,142

Total Israel		1,112,822

Italy – 3.2%

A2A SpA	67,845	121,958

ACEA SpA	4,565	62,674

Ascopiave SpA	19,310	68,651

Assicurazioni Generali SpA	30,022	501,067

Azimut Holding SpA(a)	3,939	42,930

Banca Generali SpA	2,498	51,772

Banca Mediolanum SpA	17,897	104,136

BPER Banca	8,040	30,918

Brembo SpA	4,265	43,368

Credito Emiliano SpA	10,855	62,417

Davide Campari-Milano SpA	8,634	72,890

De’ Longhi SpA	2,799	70,713

DiaSorin SpA	1,599	129,232

Enav SpA(b)	30,828	149,492

Enel SpA	158,070	911,439

Eni SpA	70,041	1,100,766

FinecoBank Banca Fineco SpA	10,482	105,182

Hera SpA	22,953	69,848

Infrastrutture Wireless Italiane SpA(b)	21,624	147,452

Intesa Sanpaolo SpA	487,279	1,080,532

Iren SpA	59,632	142,881

Italgas SpA	15,052	85,965

Leonardo SpA	5,664	49,714

Mediobanca Banca di Credito Finanziario SpA	21,295	179,557

Poste Italiane SpA(b)	24,667	196,935

Prysmian SpA	3,409	65,742

Recordati SpA	3,015	104,397

Snam SpA	78,543	342,894

Societa Cattolica di Assicurazioni SC	5,230	42,478

Societa Iniziative Autostradali e Servizi SpA	10,113	139,422

Telecom Italia SpA RSP	110,116	52,492

Terna Rete Elettrica Nazionale SpA	35,367	200,249

UniCredit SpA	17,952	203,043

Unione di Banche Italiane SpA	20,400	59,070

Unipol Gruppo SpA	16,848	67,756

UnipolSai Assicurazioni SpA	67,567	152,663

Total Italy		7,012,695

Japan – 17.5%

Aichi Steel Corp.	1,200	37,570

Aisin Seiki Co., Ltd.	4,200	146,233

AIT Corp.	9,400	79,251

Alinco, Inc.	6,900	60,312

Alpen Co., Ltd.	9,400	144,108

Amada Holdings Co., Ltd.	14,600	131,475

ANA Holdings, Inc.	7,300	262,218

Astellas Pharma, Inc.	26,000	332,124

Bank of Kyoto Ltd. (The)	5,200	215,413

Bank of Nagoya Ltd. (The)(a)	3,400	102,420

Benesse Holdings, Inc.	6,100	155,565

Bridgestone Corp.	11,100	428,561

Canon, Inc.(a)	25,700	702,964

Cawachi Ltd.	5,400	89,135

Chiba Bank Ltd. (The)	19,300	108,009

Chukyo Bank Ltd. (The)	4,900	95,307

Dai-ichi Life Holdings, Inc.	13,700	214,525

Daido Steel Co., Ltd.	4,000	157,681

Daiichi Sankyo Co., Ltd.	9,200	294,410

Daiken Medical Co., Ltd.	23,300	129,757

Daito Trust Construction Co., Ltd.	1,300	177,911

Daiwa House Industry Co., Ltd.	9,400	299,697

Daiwa Securities Group, Inc.	40,200	203,940

Denso Corp.	6,900	307,722

Dowa Holdings Co., Ltd.	1,700	51,132

Eagle Industry Co., Ltd.	4,800	55,868

Eisai Co., Ltd.	3,600	278,970

FamilyMart UNY Holdings Co., Ltd.(a)	1,000	126,783

FANUC Corp.	2,600	395,042

Fast Retailing Co., Ltd.	800	411,029

FUJIFILM Holdings Corp.	6,100	237,406

Fujitsu Ltd.	4,300	268,351

Fukuoka Financial Group, Inc.	6,400	130,491

Geostr Corp.	20,900	80,007

Glory Ltd.	3,600	81,178

Goldcrest Co., Ltd.	3,900	56,341

Gunma Bank Ltd. (The)	19,000	79,488

Hachijuni Bank Ltd. (The)	23,600	97,011

Hiday Hidaka Corp.	6,660	132,271

Hino Motors Ltd.	9,900	93,843

Hitachi Chemical Co., Ltd.	6,700	101,372

Hitachi Ltd.	12,200	326,419

Hitachi Metals Ltd.	2,000	20,963

Hokkan Holdings Ltd.	9,200	146,241

Hokuhoku Financial Group, Inc.	5,700	64,370

Honda Motor Co., Ltd.	23,300	614,700

Hulic Co., Ltd.	10,700	96,063

Idemitsu Kosan Co., Ltd.	5,000	164,517

Isetan Mitsukoshi Holdings Ltd.	15,100	167,220

Isuzu Motors Ltd.	14,800	208,885

ITOCHU Corp.	29,300	498,593

Iyo Bank Ltd. (The)	12,200	64,494

J. Front Retailing Co., Ltd.	10,600	121,734

Japan Airlines Co., Ltd.	4,800	170,230

Japan Post Holdings Co., Ltd.	68,100	785,184

Japan Post Insurance Co., Ltd.(a)	8,800	204,289

Japan Tobacco, Inc.	42,500	1,013,546

JFE Holdings, Inc.	10,600	169,751

JSR Corp.	6,200	93,524

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

Investments	Shares	Value

JXTG Holdings, Inc.	49,900	$262,292

Kajima Corp.	7,300	98,340

Kawasaki Heavy Industries Ltd.	3,900	83,606

KDDI Corp.	33,800	808,378

Keihanshin Building Co., Ltd.	16,900	127,079

Keiyo Co., Ltd.	18,700	88,971

Komatsu Ltd.	16,800	362,215

Konica Minolta, Inc.	12,100	109,514

Kubota Corp.	9,300	132,361

Kuraray Co., Ltd.	9,900	139,862

Kurimoto Ltd.	2,500	31,559

Kyoritsu Printing Co., Ltd.	40,200	71,082

Kyushu Railway Co.	4,100	138,828

Lawson, Inc.	3,000	190,038

LIXIL Group Corp.	9,400	116,691

Marubeni Corp.	37,300	262,594

Mazda Motor Corp.	14,300	147,933

McDonald’s Holdings Co., Japan Ltd.(a)	5,000	212,368

Michinoku Bank Ltd. (The)	10,800	168,032

MINEBEA MITSUMI, Inc.	9,400	136,226

Mitsubishi Chemical Holdings Corp.	36,700	278,507

Mitsubishi Corp.	28,400	781,735

Mitsubishi Electric Corp.	26,700	296,045

Mitsubishi Heavy Industries Ltd.	5,500	198,314

Mitsubishi Logistics Corp.	6,800	154,761

Mitsubishi Materials Corp.	4,700	124,017

Mitsubishi Motors Corp.	15,800	86,694

Mitsubishi Tanabe Pharma Corp.	11,200	161,393

Mitsubishi UFJ Financial Group, Inc.	148,600	728,542

Mitsui Mining & Smelting Co., Ltd.	1,600	33,206

Mizuho Financial Group, Inc.	416,800	646,958

Modec, Inc.	9,200	190,599

MOS Food Services, Inc.(a)	4,200	107,378

MS&AD Insurance Group Holdings, Inc.	7,400	211,246

MTI Ltd.	11,900	67,572

Murata Manufacturing Co., Ltd.	2,100	286,246

Nachi-Fujikoshi Corp.(a)	5,600	195,233

Nagaileben Co., Ltd.	3,000	64,832

Nakanishi, Inc.	6,800	115,776

NGK Spark Plug Co., Ltd.	7,400	147,845

Nihon Yamamura Glass Co., Ltd.	5,400	76,485

Nintendo Co., Ltd.	900	240,227

Nippon Kayaku Co., Ltd.	11,400	145,572

Nippon Light Metal Holdings Co., Ltd.	23,400	47,561

Nippon Paper Industries Co., Ltd.	7,200	128,952

Nippon Steel & Sumitomo Metal Corp.	15,000	258,739

Nippon Telegraph & Telephone Corp.	25,900	1,058,049

Nissan Motor Co., Ltd.	96,700	775,874

Nitto Denko Corp.	2,300	116,200

NOK Corp.(a)	7,100	99,399

Nomura Holdings, Inc.	76,500	293,407

Nomura Real Estate Holdings, Inc.	5,100	93,665

NSK Ltd.	11,700	101,201

NTN Corp.	34,400	99,706

NTT DOCOMO, Inc.	59,100	1,331,858

Obayashi Corp.	11,300	102,376

Oji Holdings Corp.	44,400	228,647

Oki Electric Industry Co., Ltd.	7,100	84,062

Okumura Corp.	3,600	104,999

Ono Pharmaceutical Co., Ltd.	5,500	112,542

Otsuka Holdings Co., Ltd.	5,300	217,043

Panasonic Corp.	32,300	291,632

Park24 Co., Ltd.	4,100	90,173

Raysum Co., Ltd.(a)	7,100	62,966

Resona Holdings, Inc.	40,100	193,236

Ricoh Co., Ltd.	9,400	92,274

SAMTY Co., Ltd.(a)	4,300	49,265

SBI Holdings, Inc.	3,400	66,906

Sega Sammy Holdings, Inc.	10,700	149,799

Seiko Holdings Corp.	6,000	115,554

Sekisui House Ltd.	16,800	247,908

Seven & I Holdings Co., Ltd.	7,300	318,242

Shin-Etsu Chemical Co., Ltd.	4,400	342,327

SoftBank Group Corp.	4,300	286,301

Sojitz Corp.	73,600	256,257

Sompo Holdings, Inc.	9,800	333,351

Sony Financial Holdings, Inc.	9,600	179,811

Sparx Group Co., Ltd.	42,300	71,326

Subaru Corp.	19,400	417,299

SUMCO Corp.(a)	7,400	82,758

Sumitomo Chemical Co., Ltd.	30,000	145,741

Sumitomo Corp.	21,200	301,725

Sumitomo Electric Industries Ltd.	12,000	159,905

Sumitomo Metal Mining Co., Ltd.	7,400	198,801

Sumitomo Mitsui Financial Group, Inc.	23,200	770,761

Sumitomo Mitsui Trust Holdings, Inc.	9,700	355,589

Sumitomo Rubber Industries Ltd.(a)	6,300	74,648

Suzuki Motor Corp.	6,900	350,110

T&D Holdings, Inc.	11,000	128,232

Takara Standard Co., Ltd.	5,700	85,514

Takeda Pharmaceutical Co., Ltd.(a)	14,500	489,655

Tochigi Bank Ltd. (The)	36,300	83,045

Tokai Tokyo Financial Holdings, Inc.	26,600	113,950

Tokio Marine Holdings, Inc.	9,200	439,058

Tokyo Electron Device Ltd.	2,800	43,793

Tokyo Electron Ltd.	3,500	399,239

Tokyu Fudosan Holdings Corp.	16,700	82,499

Toray Industries, Inc.	17,800	125,248

Toyo Tire & Rubber Co., Ltd.(a)	3,900	48,877

Toyota Motor Corp.	40,074	2,339,826

UACJ Corp.	1,700	33,360

Unizo Holdings Co., Ltd.(a)	6,900	128,485

Yamaha Corp.	5,700	243,139

Yamaha Motor Co., Ltd.(a)	6,300	123,973

Yokohama Rubber Co., Ltd. (The)(a)	9,400	176,922

Total Japan		37,854,526

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

Investments	Shares	Value

Netherlands – 2.2%

Aalberts Industries N.V.	1,163	$38,622

ABN AMRO Group N.V. CVA(b)	18,783	441,030

Aegon N.V.	34,732	161,952

Akzo Nobel N.V.	2,585	208,035

Arcadis N.V.(a)	1,452	17,694

ASM International N.V.	1,594	65,963

ASML Holding N.V.	1,481	232,213

BE Semiconductor Industries N.V.	1,416	29,910

BinckBank N.V.	6,643	46,247

Boskalis Westminster(a)	2,326	57,779

Brunel International N.V.(a)	2,412	30,110

Corbion N.V.	1,557	43,536

Heineken Holding N.V.	1,953	164,652

Heineken N.V.	4,575	403,749

IMCD N.V.	1,129	72,275

ING Groep N.V.	72,684	781,865

Koninklijke Ahold Delhaize N.V.	15,037	379,459

Koninklijke DSM N.V.	1,763	143,978

Koninklijke KPN N.V.	76,218	223,049

Koninklijke Philips N.V.	10,908	385,681

Koninklijke Volkerwessels N.V.	3,093	48,900

NN Group N.V.	7,071	281,296

PostNL N.V.	24,578	56,108

Randstad N.V.	2,721	124,700

Signify N.V.(b)	2,874	67,252

Wessanen(a)	3,214	29,338

Wolters Kluwer N.V.	4,539	268,051

Total Netherlands		4,803,444

New Zealand – 0.5%

Abano Healthcare Group Ltd.	9,897	42,871

Contact Energy Ltd.	33,353	131,953

Freightways Ltd.	18,611	91,725

Genesis Energy Ltd.	63,354	110,878

Mainfreight Ltd.	5,224	107,891

Mercury NZ Ltd.	51,261	125,290

Metlifecare Ltd.	18,948	68,483

Port of Tauranga Ltd.	41,996	140,802

Sanford Ltd.	15,999	70,806

SKY Network Television Ltd.	25,765	31,962

Trustpower Ltd.	14,160	58,394

Vector Ltd.	66,566	148,637

Total New Zealand		1,129,692

Norway – 1.6%

Aker ASA Class A	2,553	136,213

Aker BP ASA	8,739	220,010

American Shipping Co. ASA*	11,253	43,275

Austevoll Seafood ASA	12,670	156,269

DNB ASA	20,995	334,959

Entra ASA(b)	6,102	81,180

Equinor ASA	47,955	1,017,621

Kongsberg Gruppen ASA	3,763	51,105

Leroy Seafood Group ASA	19,408	147,793

Marine Harvest ASA	14,693	310,009

Norsk Hydro ASA	29,045	131,520

Salmar ASA	3,073	151,891

SpareBank 1 SMN	11,012	107,079

SpareBank 1 SR-Bank ASA	11,004	113,355

Telenor ASA	25,700	497,133

TGS Nopec Geophysical Co. ASA	1,330	32,070

Total Norway		3,531,482

Portugal – 0.4%

EDP – Energias de Portugal S.A.	86,777	302,458

Galp Energia, SGPS, S.A.	13,679	215,715

Jeronimo Martins, SGPS, S.A.	12,329	145,731

NOS, SGPS, S.A.	15,441	93,464

REN – Redes Energeticas Nacionais, SGPS, S.A.	12,495	34,766

Semapa-Sociedade de Investimento e Gestao	5,492	82,244

Total Portugal		874,378

Singapore – 1.8%

Asian Pay Television Trust	155,200	14,461

Boustead Singapore Ltd.	80,400	47,190

Bukit Sembawang Estates Ltd.(a)	7,400	30,675

CapitaLand Ltd.	57,100	130,287

City Developments Ltd.	12,600	75,064

DBS Group Holdings Ltd.	29,200	507,519

Frasers Property Ltd.(a)	87,300	105,682

Hutchison Port Holdings Trust	449,200	110,054

Jardine Cycle & Carriage Ltd.	9,300	241,200

Keppel Corp., Ltd.	35,100	152,194

Keppel Infrastructure Trust	149,600	53,233

M1 Ltd.	53,200	81,576

NetLink NBN Trust	156,400	87,781

Olam International Ltd.	51,300	62,102

Oversea-Chinese Banking Corp., Ltd.	44,723	369,465

Perennial Real Estate Holdings Ltd.	77,300	35,162

RHT Health Trust	79,600	42,632

SIA Engineering Co., Ltd.	23,000	38,305

Singapore Airlines Ltd.	9,200	63,583

Singapore Exchange Ltd.	16,000	83,933

Singapore Technologies Engineering Ltd.	65,100	166,690

Singapore Telecommunications Ltd.	324,600	697,783

StarHub Ltd.	108,900	139,820

United Engineers Ltd.	33,300	61,812

United Overseas Bank Ltd.	19,628	353,822

Wilmar International Ltd.	73,400	168,018

Total Singapore		3,920,043

Spain – 4.3%

Acciona S.A.	1,266	106,950

Acerinox S.A.	5,327	52,748

ACS Actividades de Construccion y Servicios S.A.	4,500	174,027

Aena SME S.A.(b)	2,660	412,786

Amadeus IT Group S.A.	4,896	340,513

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	9,026	45,007

Banco Bilbao Vizcaya Argentaria S.A.	95,044	503,645

Banco de Sabadell S.A.	101,635	116,242

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

Investments	Shares	Value

Banco Santander S.A.	261,079	$1,185,751

Bankia S.A.	48,654	142,384

Bankinter S.A.	13,594	109,060

Bolsas y Mercados Espanoles SHMSF S.A.	1,124	31,249

CaixaBank S.A.	90,839	328,558

Cia de Distribucion Integral Logista Holdings S.A.	3,380	84,464

Distribuidora Internacional de Alimentacion S.A.(a)	59,528	31,405

Ebro Foods S.A.(a)	4,237	84,471

Endesa S.A.	28,933	665,795

Ferrovial S.A.	13,293	268,891

Iberdrola S.A.	118,277	948,892

Industria de Diseno Textil S.A.	30,661	783,370

Mapfre S.A.	59,211	157,034

Mediaset Espana Comunicacion S.A.	14,612	91,703

Naturgy Energy Group S.A.	19,632	499,566

Obrascon Huarte Lain S.A.(a)	19,493	14,529

Red Electrica Corp. S.A.	14,129	314,875

Repsol S.A.	33,208	534,501

Telefonica S.A.	121,756	1,021,481

Viscofan S.A.	1,469	80,807

Zardoya Otis S.A.	10,141	71,991

Total Spain		9,202,695

Sweden – 3.0%

AAK AB	9,426	130,452

AF AB Class B	3,772	68,243

Assa Abloy AB Class B	8,641	154,139

Atlas Copco AB Class A	13,542	321,525

Axfood AB	6,150	105,230

Boliden AB	2,418	52,359

Bulten AB	1,031	10,257

Electrolux AB Series B	6,245	131,791

Essity AB Class B	11,380	279,306

Fabege AB	15,068	200,819

Hennes & Mauritz AB Class B	44,608	634,062

Husqvarna AB Class B	5,888	43,633

ICA Gruppen AB(a)	4,921	175,840

Indutrade AB	1,747	40,513

Intrum AB(a)	5,518	128,025

Investment AB Latour Class B(a)	4,743	59,917

Kinnevik AB Class B	3,729	89,883

Lifco AB Class B	1,603	59,214

Loomis AB Class B	1,831	59,065

Modern Times Group MTG AB Class B	177	5,850

NCC AB Class B(a)	3,838	59,653

Peab AB	6,825	55,734

Saab AB Class B(a)	1,750	60,756

Sandvik AB	12,955	184,626

Securitas AB Class B	7,315	117,367

Skandinaviska Enskilda Banken AB Class A	50,211	487,620

Skanska AB Class B	8,046	127,961

SKF AB Class B	6,971	105,715

Svenska Cellulosa AB SCA Class B	7,979	61,846

Svenska Handelsbanken AB Class A	34,618	383,827

Swedbank AB Class A	27,086	604,145

Swedish Match AB	3,812	150,101

Tele2 AB Class B	17,827	227,114

Telefonaktiebolaget LM Ericsson Class B	31,786	279,360

Telia Co. AB	79,929	378,466

Thule Group AB(b)	4,158	76,023

Trelleborg AB Class B	5,264	82,737

Volvo AB Class B	23,596	308,595

Wallenstam AB Class B	10,201	94,579

Total Sweden		6,596,348

Switzerland – 8.2%

ABB Ltd. Registered Shares	29,215	554,042

Adecco Group AG Registered Shares	3,380	157,480

Baloise Holding AG Registered Shares	830	114,001

Cembra Money Bank AG	297	23,454

Cie Financiere Richemont S.A. Registered Shares	4,504	287,839

Clariant AG Registered Shares*	2,958	54,281

Coca-Cola HBC AG*	4,300	134,283

Credit Suisse Group AG Registered Shares*	18,662	204,453

DKSH Holding AG	758	52,171

EMS-Chemie Holding AG Registered Shares	183	86,692

Flughafen Zurich AG Registered Shares	403	66,431

Geberit AG Registered Shares	439	170,247

Givaudan S.A. Registered Shares	133	307,068

Helvetia Holding AG Registered Shares	234	136,369

Julius Baer Group Ltd.*	2,080	73,870

Kuehne + Nagel International AG Registered Shares	1,806	231,475

LafargeHolcim Ltd. Registered Shares*	8,931	366,916

Logitech International S.A. Registered Shares	3,572	112,037

Lonza Group AG Registered Shares*	788	203,595

Nestle S.A. Registered Shares	40,030	3,240,408

Novartis AG Registered Shares	40,452	3,448,556

Panalpina Welttransport Holding AG Registered Shares(a)	442	58,736

Partners Group Holding AG(a)	281	169,888

Roche Holding AG Bearer Shares	2,981	723,931

Roche Holding AG Genusschein	11,034	2,724,361

Schindler Holding AG Participation Certificate	1,002	197,900

SGS S.A. Registered Shares	138	309,373

Sonova Holding AG Registered Shares	695	113,225

STMicroelectronics N.V.	6,915	96,677

Straumann Holding AG Registered Shares	265	166,129

Sulzer AG Registered Shares	795	62,943

Sunrise Communications Group AG*(b)	1,231	107,953

Swatch Group AG (The) Bearer Shares	449	130,583

Swiss Life Holding AG Registered Shares*	405	155,542

Swiss Re AG	7,124	651,263

Swisscom AG Registered Shares	853	406,425

UBS Group AG Registered Shares*	50,585	627,822

Vifor Pharma AG	568	61,594

Vontobel Holding AG Registered Shares	1,165	59,562

Zurich Insurance Group AG	2,910	865,207

Total Switzerland		17,714,782

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

Investments	Shares	Value

United Kingdom – 18.4%

Abcam PLC	5,224	$72,521

Admiral Group PLC	5,556	144,848

Aggreko PLC	4,080	38,068

Anglo American PLC	22,129	492,591

Antofagasta PLC	12,297	122,661

Ashmore Group PLC	13,762	64,080

Associated British Foods PLC	8,419	219,059

AstraZeneca PLC	19,938	1,491,333

Aviva PLC	66,182	316,507

Babcock International Group PLC	6,817	42,482

BAE Systems PLC	43,914	256,825

Barclays PLC	90,110	172,743

Barratt Developments PLC	28,544	168,245

BBA Aviation PLC	21,218	58,965

Bellway PLC	2,864	91,737

Berkeley Group Holdings PLC	3,564	157,916

Big Yellow Group PLC	8,905	99,067

Bodycote PLC	3,306	30,589

BP PLC	458,465	2,895,857

Brewin Dolphin Holdings PLC	12,477	51,232

British American Tobacco PLC	49,721	1,583,116

British Land Co. PLC (The)	11,978	81,341

Britvic PLC	6,552	66,715

BT Group PLC	293,549	890,170

Bunzl PLC	3,194	96,368

Carnival PLC	2,278	109,174

Centrica PLC	185,323	318,401

CNH Industrial N.V.	10,969	98,408

Coca-Cola European Partners PLC*	5,494	252,726

Compass Group PLC	12,962	272,389

Cranswick PLC	2,494	83,602

Croda International PLC	1,752	104,539

Dechra Pharmaceuticals PLC	4,843	127,679

Derwent London PLC	922	33,502

Diageo PLC	30,152	1,073,324

Direct Line Insurance Group PLC	22,104	89,719

Dixons Carphone PLC	29,238	44,722

Drax Group PLC	9,497	43,398

DS Smith PLC	19,720	75,170

Dunelm Group PLC	6,274	43,229

easyJet PLC	5,515	77,614

Electrocomponents PLC	11,341	73,173

Elementis PLC	6,470	15,005

Essentra PLC	13,454	58,670

Evraz PLC	34,322	210,039

Fresnillo PLC	6,945	76,068

G4S PLC	30,397	76,246

Galliford Try PLC	3,019	23,954

GlaxoSmithKline PLC	113,177	2,149,449

Greene King PLC	13,837	93,048

Halfords Group PLC	11,852	38,491

Halma PLC	6,046	105,031

Hammerson PLC	13,881	58,234

Hargreaves Lansdown PLC	3,563	83,905

Hastings Group Holdings PLC(b)	39,298	93,543

Hays PLC	31,688	56,501

Hikma Pharmaceuticals PLC	3,213	70,220

HomeServe PLC	12,406	136,751

Howden Joinery Group PLC	11,642	64,587

HSBC Holdings PLC	371,559	3,061,244

IMI PLC	5,409	65,031

Imperial Brands PLC	28,371	858,889

Inchcape PLC	8,144	57,203

Informa PLC	17,529	140,692

Inmarsat PLC	15,593	75,326

International Consolidated Airlines Group S.A.	23,092	182,671

Intertek Group PLC	2,176	133,025

Intu Properties PLC(a)	66,399	95,898

Investec PLC	8,723	49,004

ITV PLC	76,107	121,017

J Sainsbury PLC	35,196	118,788

Jardine Lloyd Thompson Group PLC	4,647	111,976

John Wood Group PLC	7,708	49,693

Johnson Matthey PLC	2,175	77,535

Jupiter Fund Management PLC	27,823	104,605

Kcom Group PLC	65,487	60,885

Kier Group PLC(a)	10,357	53,818

Kingfisher PLC	36,315	95,970

Land Securities Group PLC	9,515	97,480

Legal & General Group PLC	97,392	286,529

Lloyds Banking Group PLC	1,178,875	778,484

Marks & Spencer Group PLC	46,267	145,664

Mears Group PLC	25,972	107,834

Mediclinic International PLC	1,674	6,876

Meggitt PLC	11,013	66,063

Micro Focus International PLC	6,754	118,964

Mondi PLC	4,372	90,956

Morgan Advanced Materials PLC	23,259	77,967

National Grid PLC	83,102	808,819

Next PLC	1,917	97,440

Pagegroup PLC	12,602	72,353

Pearson PLC	15,981	190,996

Pennon Group PLC	8,144	71,859

Persimmon PLC	12,461	306,297

Prudential PLC	21,901	391,061

PZ Cussons PLC	19,700	53,391

Reckitt Benckiser Group PLC	8,252	631,951

Redde PLC	11,516	24,934

RELX PLC	22,340	459,930

Renishaw PLC	1,038	56,053

Rightmove PLC	14,985	82,494

Rio Tinto PLC	26,859	1,275,944

Rolls-Royce Holdings PLC*	11,947	126,290

Rotork PLC	21,107	66,560

Royal Dutch Shell PLC Class A	99,504	2,924,255

Royal Dutch Shell PLC Class B	86,045	2,564,333

Royal Mail PLC	28,614	99,161

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

Investments	Shares	Value

RPC Group PLC	7,109	$59,032

RSA Insurance Group PLC	12,715	83,171

Saga PLC	31,248	41,230

Savills PLC	4,664	41,996

Schroders PLC	1,917	59,646

Segro PLC	24,243	181,735

Severn Trent PLC	4,857	112,305

Smith & Nephew PLC	7,508	139,990

Smiths Group PLC	6,935	120,474

Spirax-Sarco Engineering PLC	1,634	129,858

SSE PLC	27,713	381,718

St. James’s Place PLC	6,250	75,142

Standard Chartered PLC	14,214	110,301

Standard Life Aberdeen PLC	78,247	255,865

Tate & Lyle PLC	9,994	84,007

Tesco PLC	47,844	115,836

TP ICAP PLC	10,542	40,413

Travis Perkins PLC	3,875	52,807

U & I Group PLC	16,546	44,043

Unilever N.V. CVA	20,868	1,131,216

Unilever PLC	17,036	891,423

United Utilities Group PLC	13,817	129,552

Victrex PLC	1,706	49,713

Vodafone Group PLC	834,210	1,624,486

Weir Group PLC (The)	1,302	21,524

WH Smith PLC	3,821	83,703

Whitbread PLC	1,665	97,100

WM Morrison Supermarkets PLC	32,131	87,266

Total United Kingdom		39,875,307
TOTAL COMMON STOCKS (Cost: $236,152,194)		216,326,769

RIGHTS – 0.0%

Spain – 0.0%

Repsol S.A., expiring 1/14/19*(a)
(Cost: $15,578)	33,208	15,184

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $2,285,094)(d)	2,285,094	2,285,094

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $238,452,866)		218,627,047

Other Assets less Liabilities – (1.0)%		(2,172,951)

NET ASSETS – 100.0%		$216,454,096
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,964,990. The Fund also had securities on loan having a total market value of $30,998 that were sold and pending settlement. The total market value of the collateral held by the Fund was $4,219,453. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,934,359.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/4/2019	4,170,015	AUD	2,935,832	USD	$—	$(77)
Bank of America N.A.	1/4/2019	2,777,624	DKK	425,546	USD	—	(12)
Bank of America N.A.	1/4/2019	9,424,280	EUR	10,774,563	USD	—	(311)
Bank of America N.A.	1/4/2019	5,663,440	GBP	7,213,524	USD	—	(212)
Bank of America N.A.	1/4/2019	492,646	ILS	131,862	USD	—	(13)
Bank of America N.A.	1/4/2019	6,896,575	NOK	796,503	USD	—	(17)
Bank of America N.A.	1/4/2019	12,426,302	SEK	1,401,743	USD	—	(30)
Bank of America N.A.	1/4/2019	550,426	SGD	403,863	USD	—	(20)
Bank of America N.A.	1/7/2019	3,819,019	CHF	3,875,225	USD	—	(100)
Bank of America N.A.	1/7/2019	318,626	NZD	213,675	USD	—	(6)
Bank of America N.A.	1/8/2019	788,662,865	JPY	7,189,145	USD	—	(279)
Bank of America N.A.	2/5/2019	2,770,099	USD	3,932,152	AUD	—	(27)
Bank of America N.A.	2/5/2019	3,675,124	USD	3,612,210	CHF	—	(196)
Bank of America N.A.	2/5/2019	414,345	USD	2,696,963	DKK	—	(8)
Bank of America N.A.	2/5/2019	10,096,108	USD	8,807,700	EUR	—	(120)
Bank of America N.A.	2/5/2019	6,843,520	USD	5,364,921	GBP	—	(357)
Bank of America N.A.	2/5/2019	118,735	USD	442,623	ILS	—	(27)
Bank of America N.A.	2/5/2019	6,688,156	USD	732,114,983	JPY	—	(54)

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/5/2019	734,481	USD	6,350,394	NOK	$—	$—
Bank of America N.A.	2/5/2019	208,697	USD	311,050	NZD	—	(3)
Bank of America N.A.	2/5/2019	1,309,800	USD	11,581,753	SEK	—	(11)
Bank of America N.A.	2/7/2019	396,194	USD	539,625	SGD	—	(17)
Barclays Bank PLC	1/4/2019	4,169,890	AUD	2,935,832	USD	—	(165)
Barclays Bank PLC	1/4/2019	2,777,604	DKK	425,546	USD	—	(15)
Barclays Bank PLC	1/4/2019	9,424,256	EUR	10,774,563	USD	—	(339)
Barclays Bank PLC	1/4/2019	5,663,472	GBP	7,213,524	USD	—	(172)
Barclays Bank PLC	1/4/2019	492,610	ILS	131,862	USD	—	(23)
Barclays Bank PLC	1/4/2019	6,896,513	NOK	796,503	USD	—	(24)
Barclays Bank PLC	1/4/2019	12,426,187	SEK	1,401,743	USD	—	(43)
Barclays Bank PLC	1/4/2019	550,425	SGD	403,863	USD	—	(21)
Barclays Bank PLC	1/4/2019	2,655,156	USD	3,634,233	AUD	96,600	—
Barclays Bank PLC	1/4/2019	384,862	USD	2,528,648	DKK	—	(2,529)
Barclays Bank PLC	1/4/2019	9,744,474	USD	8,579,528	EUR	—	(64,021)
Barclays Bank PLC	1/4/2019	6,523,884	USD	5,103,032	GBP	24,343	—
Barclays Bank PLC	1/4/2019	119,256	USD	443,785	ILS	484	—
Barclays Bank PLC	1/4/2019	720,355	USD	6,188,272	NOK	5,671	—
Barclays Bank PLC	1/4/2019	1,267,731	USD	11,499,725	SEK	—	(29,462)
Barclays Bank PLC	1/4/2019	365,252	USD	500,877	SGD	—	(2,238)
Barclays Bank PLC	1/7/2019	3,819,015	CHF	3,875,225	USD	—	(104)
Barclays Bank PLC	1/7/2019	318,625	NZD	213,675	USD	—	(7)
Barclays Bank PLC	1/7/2019	3,504,739	USD	3,488,701	CHF	—	(35,216)
Barclays Bank PLC	1/7/2019	193,247	USD	281,199	NZD	4,677	—
Barclays Bank PLC	1/8/2019	788,663,584	JPY	7,189,145	USD	—	(273)
Barclays Bank PLC	1/8/2019	6,501,835	USD	735,632,566	JPY	—	(203,646)
Barclays Bank PLC	2/5/2019	2,770,099	USD	3,932,202	AUD	—	(62)
Barclays Bank PLC	2/5/2019	3,675,124	USD	3,612,228	CHF	—	(215)
Barclays Bank PLC	2/5/2019	414,345	USD	2,696,907	DKK	—	—
Barclays Bank PLC	2/5/2019	10,096,108	USD	8,807,569	EUR	30	—
Barclays Bank PLC	2/5/2019	6,843,520	USD	5,364,622	GBP	24	—
Barclays Bank PLC	2/5/2019	118,735	USD	442,588	ILS	—	(17)
Barclays Bank PLC	2/5/2019	6,688,156	USD	732,129,697	JPY	—	(188)
Barclays Bank PLC	2/5/2019	734,481	USD	6,350,547	NOK	—	(17)
Barclays Bank PLC	2/5/2019	208,697	USD	311,063	NZD	—	(11)
Barclays Bank PLC	2/5/2019	1,309,800	USD	11,581,555	SEK	11	—
Barclays Bank PLC	2/7/2019	396,194	USD	539,688	SGD	—	(63)
Citibank N.A.	1/4/2019	150,371	AUD	106,002	USD	—	(138)
Citibank N.A.	1/4/2019	4,170,074	AUD	2,935,832	USD	—	(35)
Citibank N.A.	1/4/2019	100,419	DKK	15,365	USD	19	—
Citibank N.A.	1/4/2019	2,777,667	DKK	425,546	USD	—	(5)
Citibank N.A.	1/4/2019	340,518	EUR	389,028	USD	267	—
Citibank N.A.	1/4/2019	9,425,047	EUR	10,774,563	USD	566	—
Citibank N.A.	1/4/2019	204,673	GBP	260,452	USD	232	—
Citibank N.A.	1/4/2019	5,663,885	GBP	7,213,524	USD	355	—
Citibank N.A.	1/4/2019	17,941	ILS	4,761	USD	41	—
Citibank N.A.	1/4/2019	492,634	ILS	131,862	USD	—	(17)
Citibank N.A.	1/4/2019	251,604	NOK	28,759	USD	299	—
Citibank N.A.	1/4/2019	6,896,703	NOK	796,503	USD	—	(2)
Citibank N.A.	1/4/2019	456,910	SEK	50,612	USD	928	—
Citibank N.A.	1/4/2019	12,426,382	SEK	1,401,743	USD	—	(21)
Citibank N.A.	1/4/2019	20,013	SGD	14,582	USD	101	—
Citibank N.A.	1/4/2019	550,444	SGD	403,863	USD	—	(6)
Citibank N.A.	1/4/2019	2,655,156	USD	3,634,133	AUD	96,670	—
Citibank N.A.	1/4/2019	384,862	USD	2,528,410	DKK	—	(2,493)

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/4/2019	9,744,474	USD	8,578,947	EUR	$—	$(63,356)
Citibank N.A.	1/4/2019	6,523,884	USD	5,103,235	GBP	24,084	—
Citibank N.A.	1/4/2019	119,256	USD	443,764	ILS	490	—
Citibank N.A.	1/4/2019	720,355	USD	6,187,875	NOK	5,716	—
Citibank N.A.	1/4/2019	1,267,731	USD	11,499,190	SEK	—	(29,402)
Citibank N.A.	1/4/2019	365,252	USD	500,893	SGD	—	(2,249)
Citibank N.A.	1/7/2019	138,197	CHF	139,919	USD	308	—
Citibank N.A.	1/7/2019	3,819,116	CHF	3,875,225	USD	—	(2)
Citibank N.A.	1/7/2019	11,487	NZD	7,715	USD	—	(12)
Citibank N.A.	1/7/2019	318,639	NZD	213,675	USD	2	—
Citibank N.A.	1/7/2019	3,504,739	USD	3,488,410	CHF	—	(34,921)
Citibank N.A.	1/7/2019	193,247	USD	281,190	NZD	4,683	—
Citibank N.A.	1/8/2019	28,642,290	JPY	259,572	USD	1,510	—
Citibank N.A.	1/8/2019	788,733,319	JPY	7,189,145	USD	363	—
Citibank N.A.	1/8/2019	6,501,835	USD	735,623,463	JPY	—	(203,563)
Citibank N.A.	2/5/2019	2,770,099	USD	3,932,191	AUD	—	(54)
Citibank N.A.	2/5/2019	3,675,124	USD	3,612,206	CHF	—	(192)
Citibank N.A.	2/5/2019	414,345	USD	2,697,083	DKK	—	(27)
Citibank N.A.	2/5/2019	10,096,108	USD	8,808,415	EUR	—	(939)
Citibank N.A.	2/5/2019	6,843,520	USD	5,364,942	GBP	—	(384)
Citibank N.A.	2/5/2019	118,735	USD	442,543	ILS	—	(5)
Citibank N.A.	2/5/2019	6,688,156	USD	732,167,151	JPY	—	(530)
Citibank N.A.	2/5/2019	734,481	USD	6,350,733	NOK	—	(39)
Citibank N.A.	2/5/2019	208,697	USD	311,055	NZD	—	(6)
Citibank N.A.	2/5/2019	1,309,800	USD	11,582,234	SEK	—	(66)
Citibank N.A.	2/7/2019	396,194	USD	539,636	SGD	—	(25)
Commonwealth Bank of Australia	1/4/2019	2,022,976	USD	2,768,932	AUD	73,605	—
Commonwealth Bank of Australia	1/4/2019	293,231	USD	1,926,395	DKK	—	(1,894)
Commonwealth Bank of Australia	1/4/2019	7,424,362	USD	6,537,032	EUR	—	(49,061)
Commonwealth Bank of Australia	1/4/2019	4,970,579	USD	3,888,046	GBP	18,520	—
Commonwealth Bank of Australia	1/4/2019	90,864	USD	338,153	ILS	363	—
Commonwealth Bank of Australia	1/4/2019	548,842	USD	4,714,609	NOK	4,351	—
Commonwealth Bank of Australia	1/4/2019	965,893	USD	8,761,388	SEK	—	(22,410)
Commonwealth Bank of Australia	1/4/2019	278,288	USD	381,634	SGD	—	(1,714)
Commonwealth Bank of Australia	1/7/2019	2,670,279	USD	2,658,156	CHF	—	(26,929)
Commonwealth Bank of Australia	1/7/2019	147,237	USD	214,247	NZD	3,564	—
Commonwealth Bank of Australia	1/8/2019	4,953,782	USD	560,504,085	JPY	—	(155,357)
Goldman Sachs	1/2/2019	45,763	USD	40,000	EUR	36	—
Goldman Sachs	1/4/2019	4,169,914	AUD	2,935,832	USD	—	(148)
Goldman Sachs	1/4/2019	2,777,340	DKK	425,546	USD	—	(55)
Goldman Sachs	1/4/2019	9,424,041	EUR	10,774,563	USD	—	(584)
Goldman Sachs	1/4/2019	5,663,320	GBP	7,213,524	USD	—	(364)
Goldman Sachs	1/4/2019	492,191	ILS	131,862	USD	—	(135)
Goldman Sachs	1/4/2019	6,895,690	NOK	796,503	USD	—	(119)
Goldman Sachs	1/4/2019	736,900	SEK	118,065	AUD	—	(1)
Goldman Sachs	1/4/2019	12,424,662	SEK	1,401,743	USD	—	(215)
Goldman Sachs	1/4/2019	550,264	SGD	403,863	USD	—	(139)
Goldman Sachs	1/4/2019	2,655,156	USD	3,634,163	AUD	96,649	—
Goldman Sachs	1/4/2019	384,862	USD	2,528,358	DKK	—	(2,485)
Goldman Sachs	1/4/2019	9,744,474	USD	8,579,340	EUR	—	(63,805)
Goldman Sachs	1/4/2019	6,523,884	USD	5,102,936	GBP	24,465	—
Goldman Sachs	1/4/2019	119,256	USD	443,897	ILS	454	—
Goldman Sachs	1/4/2019	720,355	USD	6,187,860	NOK	5,718	—
Goldman Sachs	1/4/2019	1,267,731	USD	11,498,946	SEK	—	(29,374)
Goldman Sachs	1/4/2019	365,252	USD	500,946	SGD	—	(2,288)

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/7/2019	3,819,057	CHF	3,875,225	USD	$—	$(61)
Goldman Sachs	1/7/2019	318,626	NZD	213,675	USD	—	(7)
Goldman Sachs	1/7/2019	3,504,739	USD	3,488,495	CHF	—	(35,006)
Goldman Sachs	1/7/2019	193,247	USD	281,192	NZD	4,682	—
Goldman Sachs	1/8/2019	22,775,947	JPY	295,000	AUD	—	(88)
Goldman Sachs	1/8/2019	39,833,452	JPY	285,000	GBP	87	—
Goldman Sachs	1/8/2019	788,649,925	JPY	7,189,145	USD	—	(397)
Goldman Sachs	1/8/2019	6,501,835	USD	735,605,908	JPY	—	(203,403)
Goldman Sachs	2/5/2019	2,770,099	USD	3,932,281	AUD	—	(117)
Goldman Sachs	2/5/2019	3,675,124	USD	3,612,000	CHF	17	—
Goldman Sachs	2/5/2019	414,345	USD	2,697,025	DKK	—	(18)
Goldman Sachs	2/5/2019	10,096,108	USD	8,807,654	EUR	—	(67)
Goldman Sachs	2/5/2019	6,843,520	USD	5,364,639	GBP	3	—
Goldman Sachs	2/5/2019	118,735	USD	442,502	ILS	6	—
Goldman Sachs	2/5/2019	6,688,156	USD	732,098,263	JPY	99	—
Goldman Sachs	2/5/2019	734,481	USD	6,350,518	NOK	—	(14)
Goldman Sachs	2/5/2019	208,697	USD	311,047	NZD	—	—
Goldman Sachs	2/5/2019	1,309,800	USD	11,581,411	SEK	27	—
Goldman Sachs	2/7/2019	396,194	USD	539,596	SGD	4	—
HSBC Holdings PLC	1/2/2019	57,128	USD	45,000	GBP	—	(184)
HSBC Holdings PLC	1/8/2019	31,407,750	JPY	250,000	EUR	479	—
Morgan Stanley & Co. International	1/7/2019	175,000	CHF	252,829	AUD	—	(471)
Royal Bank of Canada	1/4/2019	20,900	DKK	27,742	NOK	—	(2)
Royal Bank of Canada	1/4/2019	11,450	SGD	72,646	NOK	11	—
Standard Chartered Bank	1/8/2019	9,096,555	JPY	650,000	HKD	—	(110)
UBS AG	1/4/2019	3,177,151	AUD	2,236,829	USD	—	(65)
UBS AG	1/4/2019	2,116,301	DKK	324,227	USD	—	(8)
UBS AG	1/4/2019	7,180,452	EUR	8,209,195	USD	—	(186)
UBS AG	1/4/2019	4,315,033	GBP	5,496,023	USD	—	(127)
UBS AG	1/4/2019	375,364	ILS	100,471	USD	—	(11)
UBS AG	1/4/2019	5,254,542	NOK	606,864	USD	—	(16)
UBS AG	1/4/2019	9,467,583	SEK	1,067,997	USD	—	(34)
UBS AG	1/4/2019	419,375	SGD	307,706	USD	—	(14)
UBS AG	1/4/2019	2,655,156	USD	3,634,213	AUD	96,614	—
UBS AG	1/4/2019	339,426	USD	470,083	AUD	8,480	—
UBS AG	1/4/2019	1,103,133	USD	1,551,052	AUD	11,168	—
UBS AG	1/4/2019	384,862	USD	2,528,304	DKK	—	(2,476)
UBS AG	1/4/2019	49,199	USD	321,511	DKK	—	(57)
UBS AG	1/4/2019	159,898	USD	1,044,879	DKK	—	(178)
UBS AG	1/4/2019	9,744,474	USD	8,579,566	EUR	—	(64,064)
UBS AG	1/4/2019	1,245,698	USD	1,090,748	EUR	—	(1,293)
UBS AG	1/4/2019	4,048,519	USD	3,541,695	EUR	—	(503)
UBS AG	1/4/2019	6,523,884	USD	5,103,119	GBP	24,231	—
UBS AG	1/4/2019	833,990	USD	652,622	GBP	2,769	—
UBS AG	1/4/2019	2,710,466	USD	2,143,542	GBP	—	(19,683)
UBS AG	1/4/2019	119,256	USD	443,787	ILS	484	—
UBS AG	1/4/2019	15,245	USD	56,814	ILS	40	—
UBS AG	1/4/2019	49,547	USD	186,559	ILS	—	(382)
UBS AG	1/4/2019	720,355	USD	6,187,937	NOK	5,709	—
UBS AG	1/4/2019	92,088	USD	780,334	NOK	1,967	—
UBS AG	1/4/2019	299,285	USD	2,596,116	NOK	—	(541)
UBS AG	1/4/2019	1,267,731	USD	11,499,218	SEK	—	(29,405)
UBS AG	1/4/2019	162,062	USD	1,457,738	SEK	—	(2,374)
UBS AG	1/4/2019	526,702	USD	4,725,547	SEK	—	(6,350)
UBS AG	1/4/2019	365,252	USD	500,888	SGD	—	(2,246)

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	1/4/2019	46,693	USD	63,935	SGD	$—	$(215)
UBS AG	1/4/2019	151,751	USD	207,939	SGD	—	(812)
UBS AG	1/7/2019	2,909,715	CHF	2,952,557	USD	—	(94)
UBS AG	1/7/2019	242,765	NZD	162,802	USD	—	(6)
UBS AG	1/7/2019	3,504,739	USD	3,488,635	CHF	—	(35,148)
UBS AG	1/7/2019	448,033	USD	442,967	CHF	—	(1,441)
UBS AG	1/7/2019	1,456,108	USD	1,443,832	CHF	—	(8,935)
UBS AG	1/7/2019	193,247	USD	281,190	NZD	4,683	—
UBS AG	1/7/2019	24,704	USD	35,982	NZD	575	—
UBS AG	1/7/2019	80,288	USD	118,667	NZD	711	—
UBS AG	1/8/2019	600,888,534	JPY	5,477,447	USD	—	(193)
UBS AG	1/8/2019	6,501,835	USD	735,697,584	JPY	—	(204,238)
UBS AG	1/8/2019	831,171	USD	93,366,103	JPY	—	(19,885)
UBS AG	1/8/2019	2,701,306	USD	301,141,052	JPY	—	(43,672)
UBS AG	2/5/2019	2,110,552	USD	2,996,054	AUD	—	(110)
UBS AG	2/5/2019	2,800,095	USD	2,752,101	CHF	—	(89)
UBS AG	2/5/2019	315,693	USD	2,054,981	DKK	—	(28)
UBS AG	2/5/2019	7,692,275	USD	6,710,695	EUR	—	(165)
UBS AG	2/5/2019	5,214,113	USD	4,087,423	GBP	—	(96)
UBS AG	2/5/2019	90,468	USD	337,191	ILS	—	(5)
UBS AG	2/5/2019	5,095,741	USD	557,805,798	JPY	—	(74)
UBS AG	2/5/2019	559,607	USD	4,838,775	NOK	—	(41)
UBS AG	2/5/2019	159,011	USD	237,001	NZD	—	(5)
UBS AG	2/5/2019	997,947	USD	8,824,369	SEK	—	(25)
UBS AG	2/7/2019	301,863	USD	411,218	SGD	—	(67)
						$659,045	$(1,721,636)

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2018

Investments	Shares	Value

EXCHANGE-TRADED FUND – 100.0%

United States – 100.0%

WisdomTree International Quality Dividend Growth Fund(a)
(Cost: $16,370,598)	530,292	$13,305,026

Other Assets less Liabilities – 0.0%		1,747

NET ASSETS – 100.0%		$13,306,773
(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/4/2019	69,253	AUD	50,966	USD	$—	$(2,211)
Bank of America N.A.	1/4/2019	244,562	AUD	172,180	USD	—	(4)
Bank of America N.A.	1/4/2019	373,679	DKK	57,033	USD	215	—
Bank of America N.A.	1/4/2019	1,257,628	DKK	192,675	USD	—	(5)
Bank of America N.A.	1/4/2019	122,827	EUR	139,869	USD	553	—
Bank of America N.A.	1/4/2019	413,310	EUR	472,528	USD	—	(14)
Bank of America N.A.	1/4/2019	115,146	GBP	146,843	USD	—	(186)
Bank of America N.A.	1/4/2019	389,484	GBP	496,086	USD	—	(15)
Bank of America N.A.	1/4/2019	14,801	ILS	3,973	USD	—	(12)
Bank of America N.A.	1/4/2019	50,146	ILS	13,422	USD	—	(1)
Bank of America N.A.	1/4/2019	161,261	NOK	19,017	USD	—	(393)
Bank of America N.A.	1/4/2019	556,261	NOK	64,244	USD	—	(1)
Bank of America N.A.	1/4/2019	379,182	SEK	42,238	USD	534	—
Bank of America N.A.	1/4/2019	1,264,985	SEK	142,696	USD	—	(3)
Bank of America N.A.	1/4/2019	4,083	SGD	2,994	USD	2	—
Bank of America N.A.	1/4/2019	13,783	SGD	10,113	USD	1	—
Bank of America N.A.	1/7/2019	58,275	CHF	58,669	USD	463	—
Bank of America N.A.	1/7/2019	195,330	CHF	198,205	USD	—	(5)
Bank of America N.A.	1/7/2019	8,264	NZD	5,738	USD	—	(196)
Bank of America N.A.	1/7/2019	28,908	NZD	19,386	USD	—	(1)
Bank of America N.A.	1/8/2019	14,300,714	JPY	127,011	USD	3,344	—
Bank of America N.A.	1/8/2019	47,071,768	JPY	429,088	USD	—	(17)
Bank of America N.A.	2/5/2019	163,429	USD	231,987	AUD	—	(2)
Bank of America N.A.	2/5/2019	186,722	USD	183,526	CHF	—	(10)
Bank of America N.A.	2/5/2019	191,829	USD	1,248,611	DKK	—	(4)
Bank of America N.A.	2/5/2019	440,151	USD	383,981	EUR	—	(5)
Bank of America N.A.	2/5/2019	474,136	USD	371,695	GBP	—	(26)
Bank of America N.A.	2/5/2019	11,682	USD	43,548	ILS	—	(3)
Bank of America N.A.	2/5/2019	387,503	USD	42,417,783	JPY	—	(3)
Bank of America N.A.	2/5/2019	57,841	USD	500,099	NOK	—	—
Bank of America N.A.	2/5/2019	18,853	USD	28,099	NZD	—	—
Bank of America N.A.	2/5/2019	138,578	USD	1,225,360	SEK	—	(1)
Bank of America N.A.	2/7/2019	9,757	USD	13,289	SGD	—	(1)
Barclays Bank PLC	1/4/2019	244,555	AUD	172,180	USD	—	(10)
Barclays Bank PLC	1/4/2019	1,257,619	DKK	192,675	USD	—	(7)
Barclays Bank PLC	1/4/2019	413,309	EUR	472,528	USD	—	(15)
Barclays Bank PLC	1/4/2019	389,486	GBP	496,086	USD	—	(12)
Barclays Bank PLC	1/4/2019	50,142	ILS	13,422	USD	—	(2)
Barclays Bank PLC	1/4/2019	556,256	NOK	64,244	USD	—	(2)
Barclays Bank PLC	1/4/2019	1,264,973	SEK	142,696	USD	—	(4)
Barclays Bank PLC	1/4/2019	13,783	SGD	10,113	USD	—	—
Barclays Bank PLC	1/4/2019	267,291	USD	365,853	AUD	9,725	—
Barclays Bank PLC	1/4/2019	299,108	USD	1,965,221	DKK	—	(1,966)

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/4/2019	733,547	USD	645,852	EUR	$—	$(4,819)
Barclays Bank PLC	1/4/2019	770,119	USD	602,393	GBP	2,874	—
Barclays Bank PLC	1/4/2019	20,836	USD	77,537	ILS	85	—
Barclays Bank PLC	1/4/2019	99,732	USD	856,756	NOK	785	—
Barclays Bank PLC	1/4/2019	221,520	USD	2,009,432	SEK	—	(5,148)
Barclays Bank PLC	1/4/2019	15,700	USD	21,530	SGD	—	(96)
Barclays Bank PLC	1/7/2019	195,330	CHF	198,205	USD	—	(5)
Barclays Bank PLC	1/7/2019	28,908	NZD	19,386	USD	—	(1)
Barclays Bank PLC	1/7/2019	307,692	USD	306,284	CHF	—	(3,092)
Barclays Bank PLC	1/7/2019	30,095	USD	43,792	NZD	728	—
Barclays Bank PLC	1/8/2019	47,071,811	JPY	429,088	USD	—	(16)
Barclays Bank PLC	1/8/2019	666,111	USD	75,365,330	JPY	—	(20,863)
Barclays Bank PLC	2/5/2019	163,429	USD	231,990	AUD	—	(4)
Barclays Bank PLC	2/5/2019	186,722	USD	183,526	CHF	—	(11)
Barclays Bank PLC	2/5/2019	191,829	USD	1,248,585	DKK	—	—
Barclays Bank PLC	2/5/2019	440,151	USD	383,976	EUR	1	—
Barclays Bank PLC	2/5/2019	474,136	USD	371,674	GBP	2	—
Barclays Bank PLC	2/5/2019	11,682	USD	43,545	ILS	—	(2)
Barclays Bank PLC	2/5/2019	387,503	USD	42,418,635	JPY	—	(11)
Barclays Bank PLC	2/5/2019	57,841	USD	500,111	NOK	—	(1)
Barclays Bank PLC	2/5/2019	18,853	USD	28,100	NZD	—	(1)
Barclays Bank PLC	2/5/2019	138,578	USD	1,225,339	SEK	1	—
Barclays Bank PLC	2/7/2019	9,757	USD	13,291	SGD	—	(2)
Citibank N.A.	1/4/2019	559,953	AUD	401,942	USD	—	(7,726)
Citibank N.A.	1/4/2019	244,566	AUD	172,180	USD	—	(2)
Citibank N.A.	1/4/2019	2,935,298	DKK	449,787	USD	—	(97)
Citibank N.A.	1/4/2019	1,257,648	DKK	192,675	USD	—	(2)
Citibank N.A.	1/4/2019	964,075	EUR	1,103,079	USD	—	(906)
Citibank N.A.	1/4/2019	413,344	EUR	472,528	USD	25	—
Citibank N.A.	1/4/2019	914,992	GBP	1,158,074	USD	7,317	—
Citibank N.A.	1/4/2019	389,515	GBP	496,086	USD	24	—
Citibank N.A.	1/4/2019	117,520	ILS	31,333	USD	119	—
Citibank N.A.	1/4/2019	50,144	ILS	13,422	USD	—	(2)
Citibank N.A.	1/4/2019	1,300,146	NOK	149,974	USD	180	—
Citibank N.A.	1/4/2019	556,271	NOK	64,244	USD	—	—
Citibank N.A.	1/4/2019	3,016,411	SEK	333,113	USD	7,144	—
Citibank N.A.	1/4/2019	1,264,993	SEK	142,696	USD	—	(2)
Citibank N.A.	1/4/2019	32,314	SGD	23,609	USD	99	—
Citibank N.A.	1/4/2019	13,783	SGD	10,113	USD	—	—
Citibank N.A.	1/4/2019	267,291	USD	365,843	AUD	9,732	—
Citibank N.A.	1/4/2019	299,108	USD	1,965,036	DKK	—	(1,937)
Citibank N.A.	1/4/2019	733,547	USD	645,808	EUR	—	(4,769)
Citibank N.A.	1/4/2019	770,119	USD	602,417	GBP	2,843	—
Citibank N.A.	1/4/2019	20,836	USD	77,533	ILS	86	—
Citibank N.A.	1/4/2019	99,732	USD	856,701	NOK	791	—
Citibank N.A.	1/4/2019	221,520	USD	2,009,338	SEK	—	(5,138)
Citibank N.A.	1/4/2019	15,700	USD	21,530	SGD	—	(97)
Citibank N.A.	1/7/2019	458,208	CHF	462,696	USD	2,244	—
Citibank N.A.	1/7/2019	195,335	CHF	198,205	USD	—	—
Citibank N.A.	1/7/2019	66,020	NZD	45,256	USD	—	(983)
Citibank N.A.	1/7/2019	28,909	NZD	19,386	USD	—	—
Citibank N.A.	1/7/2019	307,692	USD	306,258	CHF	—	(3,065)
Citibank N.A.	1/7/2019	30,095	USD	43,791	NZD	729	—
Citibank N.A.	1/8/2019	112,203,891	JPY	1,001,672	USD	21,095	—

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/8/2019	47,075,973	JPY	429,088	USD	$22	$—
Citibank N.A.	1/8/2019	666,111	USD	75,364,398	JPY	—	(20,855)
Citibank N.A.	2/5/2019	163,429	USD	231,990	AUD	—	(3)
Citibank N.A.	2/5/2019	186,722	USD	183,525	CHF	—	(10)
Citibank N.A.	2/5/2019	191,829	USD	1,248,667	DKK	—	(12)
Citibank N.A.	2/5/2019	440,151	USD	384,013	EUR	—	(41)
Citibank N.A.	2/5/2019	474,136	USD	371,696	GBP	—	(27)
Citibank N.A.	2/5/2019	11,682	USD	43,541	ILS	1	—
Citibank N.A.	2/5/2019	387,503	USD	42,420,805	JPY	—	(31)
Citibank N.A.	2/5/2019	57,841	USD	500,126	NOK	—	(3)
Citibank N.A.	2/5/2019	18,853	USD	28,100	NZD	—	(1)
Citibank N.A.	2/5/2019	138,578	USD	1,225,411	SEK	—	(7)
Citibank N.A.	2/7/2019	9,757	USD	13,290	SGD	—	(1)
Commonwealth Bank of Australia	1/4/2019	203,651	USD	278,746	AUD	7,410	—
Commonwealth Bank of Australia	1/4/2019	227,892	USD	1,497,147	DKK	—	(1,472)
Commonwealth Bank of Australia	1/4/2019	558,896	USD	492,099	EUR	—	(3,693)
Commonwealth Bank of Australia	1/4/2019	586,759	USD	458,970	GBP	2,186	—
Commonwealth Bank of Australia	1/4/2019	15,879	USD	59,094	ILS	63	—
Commonwealth Bank of Australia	1/4/2019	75,990	USD	652,762	NOK	602	—
Commonwealth Bank of Australia	1/4/2019	168,779	USD	1,530,955	SEK	—	(3,915)
Commonwealth Bank of Australia	1/4/2019	11,963	USD	16,406	SGD	—	(74)
Commonwealth Bank of Australia	1/7/2019	234,435	USD	233,371	CHF	—	(2,364)
Commonwealth Bank of Australia	1/7/2019	22,930	USD	33,366	NZD	555	—
Commonwealth Bank of Australia	1/8/2019	507,517	USD	57,423,873	JPY	—	(15,916)
Goldman Sachs	1/4/2019	244,556	AUD	172,180	USD	—	(9)
Goldman Sachs	1/4/2019	1,257,500	DKK	192,675	USD	—	(25)
Goldman Sachs	1/4/2019	413,300	EUR	472,528	USD	—	(26)
Goldman Sachs	1/4/2019	389,476	GBP	496,086	USD	—	(25)
Goldman Sachs	1/4/2019	50,099	ILS	13,422	USD	—	(14)
Goldman Sachs	1/4/2019	556,190	NOK	64,244	USD	—	(10)
Goldman Sachs	1/4/2019	1,264,818	SEK	142,696	USD	—	(22)
Goldman Sachs	1/4/2019	13,779	SGD	10,113	USD	—	(3)
Goldman Sachs	1/4/2019	267,291	USD	365,846	AUD	9,730	—
Goldman Sachs	1/4/2019	299,108	USD	1,964,996	DKK	—	(1,931)
Goldman Sachs	1/4/2019	733,547	USD	645,838	EUR	—	(4,804)
Goldman Sachs	1/4/2019	770,119	USD	602,382	GBP	2,888	—
Goldman Sachs	1/4/2019	20,836	USD	77,556	ILS	79	—
Goldman Sachs	1/4/2019	99,732	USD	856,699	NOK	792	—
Goldman Sachs	1/4/2019	221,520	USD	2,009,296	SEK	—	(5,133)
Goldman Sachs	1/4/2019	15,700	USD	21,533	SGD	—	(98)
Goldman Sachs	1/7/2019	195,332	CHF	198,205	USD	—	(3)
Goldman Sachs	1/7/2019	28,908	NZD	19,386	USD	—	(1)
Goldman Sachs	1/7/2019	307,692	USD	306,266	CHF	—	(3,073)
Goldman Sachs	1/7/2019	30,095	USD	43,791	NZD	729	—
Goldman Sachs	1/8/2019	47,070,996	JPY	429,088	USD	—	(24)
Goldman Sachs	1/8/2019	666,111	USD	75,362,599	JPY	—	(20,839)
Goldman Sachs	2/5/2019	163,429	USD	231,995	AUD	—	(7)
Goldman Sachs	2/5/2019	186,722	USD	183,515	CHF	1	—
Goldman Sachs	2/5/2019	191,829	USD	1,248,640	DKK	—	(8)
Goldman Sachs	2/5/2019	440,151	USD	383,979	EUR	—	(3)
Goldman Sachs	2/5/2019	474,136	USD	371,675	GBP	—	—
Goldman Sachs	2/5/2019	11,682	USD	43,536	ILS	1	—
Goldman Sachs	2/5/2019	387,503	USD	42,416,814	JPY	6	—
Goldman Sachs	2/5/2019	57,841	USD	500,109	NOK	—	(1)

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	2/5/2019	18,853	USD	28,099	NZD	$—	$—
Goldman Sachs	2/5/2019	138,578	USD	1,225,324	SEK	3	—
Goldman Sachs	2/7/2019	9,757	USD	13,289	SGD	—	—
UBS AG	1/4/2019	186,336	AUD	131,187	USD	—	(4)
UBS AG	1/4/2019	958,222	DKK	146,804	USD	—	(4)
UBS AG	1/4/2019	314,907	EUR	360,024	USD	—	(8)
UBS AG	1/4/2019	296,755	GBP	377,974	USD	—	(9)
UBS AG	1/4/2019	38,216	ILS	10,229	USD	—	(1)
UBS AG	1/4/2019	423,843	NOK	48,951	USD	—	(1)
UBS AG	1/4/2019	963,817	SEK	108,724	USD	—	(3)
UBS AG	1/4/2019	10,505	SGD	7,708	USD	—	—
UBS AG	1/4/2019	267,291	USD	365,851	AUD	9,726	—
UBS AG	1/4/2019	299,108	USD	1,964,954	DKK	—	(1,925)
UBS AG	1/4/2019	733,547	USD	645,855	EUR	—	(4,823)
UBS AG	1/4/2019	770,119	USD	602,403	GBP	2,860	—
UBS AG	1/4/2019	20,836	USD	77,537	ILS	85	—
UBS AG	1/4/2019	99,732	USD	856,710	NOK	790	—
UBS AG	1/4/2019	221,520	USD	2,009,343	SEK	—	(5,138)
UBS AG	1/4/2019	15,700	USD	21,530	SGD	—	(97)
UBS AG	1/7/2019	148,827	CHF	151,018	USD	—	(5)
UBS AG	1/7/2019	22,028	NZD	14,772	USD	—	(1)
UBS AG	1/7/2019	307,692	USD	306,278	CHF	—	(3,085)
UBS AG	1/7/2019	30,095	USD	43,791	NZD	728	—
UBS AG	1/8/2019	35,864,534	JPY	326,926	USD	—	(11)
UBS AG	1/8/2019	666,111	USD	75,371,991	JPY	—	(20,924)
UBS AG	2/5/2019	124,521	USD	176,765	AUD	—	(6)
UBS AG	2/5/2019	142,267	USD	139,829	CHF	—	(5)
UBS AG	2/5/2019	146,157	USD	951,398	DKK	—	(13)
UBS AG	2/5/2019	335,354	USD	292,561	EUR	—	(7)
UBS AG	2/5/2019	361,248	USD	283,188	GBP	—	(7)
UBS AG	2/5/2019	8,902	USD	33,179	ILS	—	—
UBS AG	2/5/2019	295,242	USD	32,318,695	JPY	—	(4)
UBS AG	2/5/2019	44,071	USD	381,070	NOK	—	(3)
UBS AG	2/5/2019	14,365	USD	21,411	NZD	—	—
UBS AG	2/5/2019	105,584	USD	933,629	SEK	—	(3)
UBS AG	2/7/2019	7,435	USD	10,128	SGD	—	(2)
						$110,998	$(184,508)

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 100.1%

Australia – 10.2%

A2B Australia Ltd.(a)	7,687	$11,906

Accent Group Ltd.	25,034	21,149

Adairs Ltd.	6,359	8,416

ALS Ltd.	8,646	41,268

Altium Ltd.	2,886	44,089

Ansell Ltd.	2,402	37,270

AP Eagers Ltd.	3,996	16,879

ARB Corp., Ltd.	1,548	16,347

Asaleo Care Ltd.	28,945	18,645

AUB Group Ltd.	1,592	13,931

Ausdrill Ltd.	15,474	12,963

Bapcor Ltd.	5,369	22,263

Beach Energy Ltd.	32,585	30,854

Bega Cheese Ltd.(a)	3,208	11,134

Blackmores Ltd.(a)	219	18,809

Blue Sky Alternative Investments Ltd.*	7,538	4,219

Breville Group Ltd.	3,699	27,760

Brickworks Ltd.	3,004	35,169

BWX Ltd.(a)	410	456

carsales.com Ltd.	4,862	37,651

Cleanaway Waste Management Ltd.	22,949	26,900

Codan Ltd.	4,348	8,907

Collins Foods Ltd.	4,320	18,795

Corporate Travel Management Ltd.(a)	1,362	20,558

Costa Group Holdings Ltd.	3,981	20,795

CSR Ltd.	19,062	37,709

Domain Holdings Australia Ltd.	7,121	11,179

DuluxGroup Ltd.	10,843	50,076

Elders Ltd.	1,801	8,951

Estia Health Ltd.	9,958	16,054

Event Hospitality and Entertainment Ltd.	3,175	30,399

Freedom Foods Group Ltd.	3,272	10,711

G8 Education Ltd.(a)	25,704	51,211

Genworth Mortgage Insurance Australia Ltd.(a)	31,578	48,686

GrainCorp Ltd. Class A	7,121	45,971

GUD Holdings Ltd.	2,725	21,563

GWA Group Ltd.	10,841	21,217

Hansen Technologies Ltd.	4,106	10,088

Healius Ltd.	15,960	25,056

HT&E Ltd.(a)	8,068	8,974

Huon Aquaculture Group Ltd.	4,780	15,816

IDP Education Ltd.	4,480	31,129

Independence Group NL	4,491	12,078

Ingenia Communities Group	13,166	27,807

Inghams Group Ltd.(a)	12,126	35,257

Integrated Research Ltd.(a)	7,274	9,038

Invocare Ltd.(a)	2,145	15,554

IOOF Holdings Ltd.	11,759	42,799

IRESS Ltd.	5,196	40,677

JB Hi-Fi Ltd.(a)	4,458	69,485

Lovisa Holdings Ltd.(a)	1,379	6,029

McMillan Shakespeare Ltd.	1,878	18,391

Metcash Ltd.	23,434	40,419

Mineral Resources Ltd.	4,085	44,489

Monadelphous Group Ltd.	2,040	19,776

MyState Ltd.	4,371	14,001

Navigator Global Investments Ltd.	7,517	22,226

Navitas Ltd.	10,337	36,823

New Hope Corp., Ltd.	18,278	43,879

NIB Holdings Ltd.	9,361	34,269

Nick Scali Ltd.	3,876	14,408

Nine Entertainment Co. Holdings Ltd.	53,533	52,009

Northern Star Resources Ltd.	7,408	48,189

Nufarm Ltd.	3,274	13,737

OFX Group Ltd.	6,629	8,167

oOh!media Ltd.	6,152	14,812

OZ Minerals Ltd.	5,983	37,066

Pact Group Holdings Ltd.	7,642	18,668

Peet Ltd.	10,833	7,436

Pendal Group Ltd.	9,178	51,497

Perpetual Ltd.	1,947	44,520

Platinum Asset Management Ltd.(a)	18,420	63,023

Premier Investments Ltd.	4,202	43,515

Qube Holdings Ltd.	34,283	61,303

Regis Healthcare Ltd.	14,787	27,483

Regis Resources Ltd.	13,503	45,914

Resolute Mining Ltd.	12,454	10,127

Ridley Corp. Ltd.	14,718	13,418

Ruralco Holdings Ltd.	9,043	19,417

Sandfire Resources NL	3,353	15,768

Servcorp Ltd.	5,276	11,291

Service Stream Ltd.	15,829	19,613

Sims Metal Management Ltd.	3,548	25,078

SmartGroup Corp., Ltd.(a)	3,079	19,248

Southern Cross Media Group Ltd.	31,741	22,457

St Barbara Ltd.	6,630	21,937

Steadfast Group Ltd.	16,219	31,400

Super Retail Group Ltd.	7,271	35,985

Tassal Group Ltd.	5,416	16,853

Webjet Ltd.	2,233	17,261

Webster Ltd.	11,529	13,230

WPP AUNZ Ltd.	34,576	13,875

Total Australia		2,363,625

Austria – 0.6%

Lenzing AG	904	82,104

Palfinger AG	745	18,907

Porr AG(a)	679	13,537

S IMMO AG	1,547	25,713

Total Austria		140,261

Belgium – 1.5%

Bekaert S.A.	2,209	53,181

Cofinimmo S.A.	601	74,543

D’ieteren S.A./N.V.	872	32,815

Econocom Group S.A./N.V.	2,777	9,238

Euronav N.V.	3,725	26,486

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

Investments	Shares	Value

Kinepolis Group N.V.	487	$27,168

Ontex Group N.V.	2,270	46,450

Warehouses De Pauw CVA	607	79,936

Total Belgium		349,817

China – 2.5%

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	15,000	23,603

China Agri-Industries Holdings Ltd.	53,000	18,887

China Overseas Grand Oceans Group Ltd.(a)	49,000	16,084

China Power Clean Energy Development Co., Ltd.	37,500	11,352

China Power International Development Ltd.	322,000	73,207

China South City Holdings Ltd.	192,000	27,221

China Travel International Investment Hong Kong Ltd.	101,956	27,217

CITIC Telecom International Holdings Ltd.	166,678	58,544

Dah Chong Hong Holdings Ltd.	56,779	19,653

Guotai Junan International Holdings Ltd.(a)	238,052	38,310

Poly Property Group Co., Ltd.	90,000	28,163

Shanghai Industrial Holdings Ltd.	34,000	68,787

Shenwan Hongyuan HK Ltd.	65,000	13,781

Shougang Fushan Resources Group Ltd.	179,903	36,535

Xiwang Special Steel Co., Ltd.	150,000	27,589

Yuexiu Property Co., Ltd.	448,638	82,515

Total China		571,448

Denmark – 1.1%

Alm Brand A/S	5,742	43,760

Matas A/S	3,344	29,711

Per Aarsleff Holding A/S	573	17,468

Ringkjoebing Landbobank A/S	317	16,511

Scandinavian Tobacco Group A/S Class A(b)	1,390	16,704

Schouw & Co. A/S	455	33,846

Spar Nord Bank A/S	5,537	44,361

Sydbank A/S	2,511	59,660

Total Denmark		262,021

Finland – 2.4%

Cargotec Oyj Class B	654	19,976

Citycon Oyj(a)	37,181	68,643

Cramo Oyj	1,588	27,085

Finnair Oyj	2,202	17,835

Kemira Oyj	5,454	61,412

Lassila & Tikanoja Oyj	1,095	18,726

Lehto Group Oyj(a)	677	3,289

Oriola Oyj Class B	6,073	13,746

Outokumpu Oyj	16,369	59,786

Raisio Oyj Class V	4,931	13,218

Ramirent Oyj	3,410	21,245

Sanoma Oyj	2,801	27,169

Tieto Oyj	2,419	65,205

Tokmanni Group Corp.	2,725	22,366

Valmet Oyj	3,830	78,590

YIT Oyj	7,812	45,589

Total Finland		563,880

France – 3.3%

Beneteau S.A.	1,129	14,816

Bonduelle SCA	612	19,869

Chargeurs S.A.	769	14,768

Coface S.A.	4,322	39,180

Derichebourg S.A.	3,505	16,019

Elior Group S.A.(b)	3,921	58,539

Gaztransport Et Technigaz S.A.	1,217	93,420

Interparfums S.A.	583	22,493

IPSOS	1,219	28,622

Jacquet Metal Service S.A.	521	9,243

Kaufman & Broad S.A.	833	31,805

Korian S.A.	1,541	54,750

Lectra	695	14,444

Maisons du Monde S.A.(b)	305	5,826

Metropole Television S.A.	4,659	74,776

Neopost S.A.	1,814	49,395

Oeneo S.A.	722	7,197

Rothschild & Co.	1,209	42,637

SPIE S.A.	3,733	49,459

Tarkett S.A.(a)	1,717	34,388

Television Francaise 1	5,355	43,341

Vilmorin & Cie S.A.	539	34,813

Total France		759,800

Georgia – 0.1%

Bank of Georgia Group PLC	1,488	26,096

Germany – 3.3%

Aareal Bank AG	2,457	75,807

alstria office REIT-AG	3,777	52,676

AURELIUS Equity Opportunities SE & Co. KGaA	1,879	68,134

bet-at-home.com AG	605	31,676

Bilfinger SE	837	24,380

CANCOM SE	372	12,188

Comdirect Bank AG	2,266	26,526

CompuGroup Medical SE	529	24,455

CropEnergies AG	4,203	21,645

Deutz AG	2,467	14,510

ElringKlinger AG	1,711	13,300

Encavis AG	4,445	27,947

Gerresheimer AG	468	30,628

Hamburger Hafen und Logistik AG	1,384	27,418

Indus Holding AG	439	19,572

Kloeckner & Co. SE	2,311	16,009

Koenig & Bauer AG	220	9,180

MLP SE	4,266	21,457

NORMA Group SE	494	24,384

Pfeiffer Vacuum Technology AG	72	8,947

Sixt Leasing SE	910	11,859

SMA Solar Technology AG	244	4,627

Takkt AG	1,488	23,202

TLG Immobilien AG	2,377	65,812

VERBIO Vereinigte BioEnergie AG	1,836	14,010

Vossloh AG	661	32,076

Washtec AG	287	19,816

Wuestenrot & Wuerttembergische AG	1,845	33,746

Total Germany		755,987

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

Investments	Shares	Value

Hong Kong – 0.4%

Chong Hing Bank Ltd.	8,000	$13,508

Dah Sing Financial Holdings Ltd.	6,000	29,658

Hongkong & Shanghai Hotels Ltd. (The)	18,000	25,519

Kowloon Development Co., Ltd.	20,000	21,049

Television Broadcasts Ltd.	7,900	14,954

Total Hong Kong		104,688

Ireland – 0.6%

C&C Group PLC	10,659	33,204

FBD Holdings PLC	1,100	10,361

Grafton Group PLC	4,104	33,609

Greencore Group PLC	14,061	31,912

Hibernia REIT PLC	10,916	15,623

Irish Continental Group PLC	2,535	12,316

Total Ireland		137,025

Israel – 3.9%

Amot Investments Ltd.	14,656	71,147

Ashtrom Properties Ltd.	5,036	20,674

Avgol Industries 1953 Ltd.	21,768	22,107

Delek Automotive Systems Ltd.	7,042	27,721

Delek Group Ltd.	905	129,813

Direct Insurance Financial Investments Ltd.	1,920	21,580

Elco Ltd.	728	13,267

First International Bank of Israel Ltd.	2,579	54,247

Fox Wizel Ltd.	667	15,137

Harel Insurance Investments & Financial Services Ltd.	11,177	73,551

Hilan Ltd.	681	16,014

Inrom Construction Industries Ltd.	7,489	21,845

Magic Software Enterprises Ltd.	1,520	11,715

Matrix IT Ltd.	2,384	26,394

Maytronics Ltd.	3,240	18,518

Mega Or Holdings Ltd.	1,694	17,753

Melisron Ltd.	1,030	42,945

Menora Mivtachim Holdings Ltd.	2,352	25,020

OPC Energy Ltd.*	2,527	13,045

Paz Oil Co., Ltd.	658	99,332

Phoenix Holdings Ltd. (The)	5,097	25,930

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	426	21,934

Shapir Engineering and Industry Ltd.	11,589	35,666

Shufersal Ltd.	5,202	34,177

Strauss Group Ltd.	1,341	30,450

ZUR Shamir Holdings Ltd.	6,136	22,956

Total Israel		912,938

Italy – 4.7%

Aquafil SpA	1,090	11,189

Ascopiave SpA	10,068	35,794

ASTM SpA	1,389	27,755

Azimut Holding SpA(a)	7,179	78,242

Banca Farmafactoring SpA(b)	10,441	54,188

Banca Generali SpA	4,608	95,502

Banca Popolare di Sondrio SCPA	7,810	23,499

Banca Sistema SpA(a)(b)	8,279	13,609

BPER Banca	8,848	34,026

Brunello Cucinelli SpA	543	18,653

Cairo Communication SpA	6,929	27,129

Cerved Group SpA	5,131	41,968

Credito Emiliano SpA	9,856	56,672

Danieli & C. Officine Meccaniche SpA RSP	676	9,969

Datalogic SpA	966	22,527

doBank SpA(b)	2,494	26,358

El.En. SpA	419	6,069

Enav SpA(b)	12,385	60,058

Falck Renewables SpA	6,408	17,178

Fincantieri SpA*	7,937	8,365

Gamenet Group SpA(b)	2,004	15,922

Geox SpA(a)	4,692	6,292

Gima TT SpA(b)	1,802	13,435

Gruppo MutuiOnline SpA	1,116	20,233

Immobiliare Grande Distribuzione SIIQ SpA	5,673	34,903

La Doria SpA	1,234	11,172

Maire Tecnimont SpA	7,664	28,123

MARR SpA	1,718	40,457

Massimo Zanetti Beverage Group SpA(b)	2,609	17,149

OVS SpA*(a)(b)	1,976	2,471

RAI Way SpA(b)	8,000	39,644

Reply SpA	286	14,412

Saras SpA	36,901	71,332

Societa Cattolica di Assicurazioni SC	5,623	45,670

Technogym SpA(b)	1,654	17,698

Unieuro SpA*(b)	1,724	19,048

Zignago Vetro SpA	2,307	22,417

Total Italy		1,089,128

Japan – 25.7%

77 Bank Ltd. (The)	835	14,513

ADEKA Corp.	1,400	20,327

Aeon Delight Co., Ltd.	400	13,417

Ai Holdings Corp.	1,200	21,240

Aica Kogyo Co., Ltd.	800	26,833

Aichi Corp.(a)	5,000	26,614

Aichi Steel Corp.	400	12,523

Ain Holdings, Inc.	100	7,173

Aisan Industry Co., Ltd.	2,100	14,183

Akita Bank Ltd. (The)	539	10,705

Alpen Co., Ltd.	1,200	18,397

Amano Corp.	1,200	23,275

Anest Iwata Corp.	1,800	16,308

Anritsu Corp.	1,300	18,081

AOKI Holdings, Inc.(a)	1,500	17,650

Aomori Bank Ltd. (The)	348	8,811

Aoyama Trading Co., Ltd.	1,300	31,222

Arcs Co., Ltd.	1,500	33,469

Ariake Japan Co., Ltd.	100	6,508

As One Corp.	135	9,253

ASKUL Corp.(a)	400	8,546

Autobacs Seven Co., Ltd.	1,500	24,896

Awa Bank Ltd. (The)	470	12,337

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

Investments	Shares	Value

Axial Retailing, Inc.	300	$9,994

Bank of Nagoya Ltd. (The)	449	13,525

Bank of Okinawa Ltd. (The)	242	7,014

Bank of Saga Ltd. (The)	1,100	17,706

Baroque Japan Ltd.	1,500	12,592

Belc Co., Ltd.	200	9,443

Bell System24 Holdings, Inc.	1,601	18,853

Benefit One, Inc.	400	12,305

Bic Camera, Inc.	1,200	15,247

C.I. Takiron Corp.	3,300	17,535

Chiyoda Integre Co., Ltd.	1,200	21,569

Chugoku Bank Ltd. (The)	3,300	27,882

Chugoku Marine Paints Ltd.	1,400	11,574

Citizen Watch Co., Ltd.	6,700	33,098

Clarion Co., Ltd.	1,200	27,289

COLOPL, Inc.(a)	2,300	15,806

Cosel Co., Ltd.(a)	1,400	11,854

Cosmo Energy Holdings Co., Ltd.	619	12,773

Cresco Ltd.(a)	300	7,968

Dai Nippon Toryo Co., Ltd.	2,300	20,460

Daibiru Corp.	2,100	20,787

Daido Steel Co., Ltd.	600	23,652

Daihen Corp.	437	8,807

Daiichikosho Co., Ltd.	600	28,437

Daishi Hokuetsu Financial Group, Inc.	1,200	33,250

Daiwabo Holdings Co., Ltd.	200	9,297

DeNA Co., Ltd.	1,600	26,746

Denyo Co., Ltd.	1,095	13,444

Descente Ltd.	1,183	19,473

Dip Corp.	441	7,239

Doshisha Co., Ltd.	500	8,025

Eagle Industry Co., Ltd.	1,600	18,623

Eighteenth Bank Ltd. (The)	1,155	25,981

Elecom Co., Ltd.	400	10,194

en-japan, Inc.	300	9,338

EPS Holdings, Inc.	400	6,096

Exedy Corp.	730	17,905

FCC Co., Ltd.	400	9,395

Financial Products Group Co., Ltd.	1,700	17,385

FP Corp.	359	21,989

Fuji Co., Ltd.	1,200	20,453

Fuji Corp., Ltd.	3,100	23,084

Fuji Kyuko Co., Ltd.	400	11,812

Fujimi, Inc.	400	7,689

Fujimori Kogyo Co., Ltd.	371	9,979

Fujitec Co., Ltd.	1,600	17,223

Fujitsu General Ltd.	1,549	19,879

Fukuyama Transporting Co., Ltd.	261	10,063

Furukawa Co., Ltd.	1,300	14,906

Furukawa Electric Co., Ltd.	1,100	27,692

Fuso Chemical Co., Ltd.	400	7,204

Future Corp.	1,200	16,253

G-Tekt Corp.	1,300	17,347

Gakkyusha Co., Ltd.	1,512	20,245

Giken Ltd.	400	12,633

Glory Ltd.	1,500	33,824

GMO Financial Holdings, Inc.(a)	2,500	12,920

Goldcrest Co., Ltd.	1,200	17,336

GS Yuasa Corp.	1,051	21,534

Gunma Bank Ltd. (The)	5,187	21,700

H2O Retailing Corp.	1,600	22,779

Hachijuni Bank Ltd. (The)	10,100	41,518

Hakudo Co., Ltd.	600	8,690

Hanwa Co., Ltd.	739	19,055

Hazama Ando Corp.	3,100	20,513

Heiwa Corp.	2,049	41,684

Heiwa Real Estate Co., Ltd.	500	7,952

Hochiki Corp.	600	6,305

Hokkaido Electric Power Co., Inc.	3,300	22,859

Hokkoku Bank Ltd. (The)	400	12,760

Hokuetsu Corp.	3,800	17,283

Hokuetsu Industries Co., Ltd.	1,189	11,357

Hokuhoku Financial Group, Inc.	2,006	22,654

Hyakugo Bank Ltd. (The)	6,400	22,808

Hyakujushi Bank Ltd. (The)	1,267	29,967

Ibiden Co., Ltd.	1,710	24,127

Ichibanya Co., Ltd.	300	11,307

Ichigo, Inc.(a)	5,000	14,538

Inaba Denki Sangyo Co., Ltd.	500	18,708

Inabata & Co., Ltd.	1,300	16,600

Inageya Co., Ltd.	1,500	19,332

Information Services International-Dentsu Ltd.	300	7,517

Iseki & Co., Ltd.	1,200	17,237

Itochu Enex Co., Ltd.	3,000	26,305

Itoham Yonekyu Holdings, Inc.	3,300	19,942

Iyo Bank Ltd. (The)	5,100	26,961

JAC Recruitment Co., Ltd.	500	8,527

Japan Aviation Electronics Industry Ltd.	1,400	16,231

Japan Lifeline Co., Ltd.	600	7,749

Japan Steel Works Ltd. (The)	600	9,685

Japan Wool Textile Co., Ltd. (The)	1,984	14,955

Jimoto Holdings, Inc.	13,400	15,389

Joshin Denki Co., Ltd.	246	5,408

JSP Corp.	400	7,824

Juroku Bank Ltd. (The)	1,200	25,014

K’s Holdings Corp.	2,990	29,433

kabu.com Securities Co., Ltd.	5,300	18,212

Kaga Electronics Co., Ltd.	600	10,790

Kaken Pharmaceutical Co., Ltd.	700	31,040

Kanamoto Co., Ltd.	300	7,900

Kandenko Co., Ltd.	2,078	20,209

Kanematsu Corp.	1,500	18,252

Kanematsu Electronics Ltd.	400	12,013

Kasai Kogyo Co., Ltd.	1,805	13,507

Kato Sangyo Co., Ltd.	348	9,627

Keihin Corp.	1,200	20,169

Keiyo Bank Ltd. (The)	2,201	14,163

Keiyo Co., Ltd.	3,900	18,555

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

Investments	Shares	Value

KH Neochem Co., Ltd.	300	$6,294

Kintetsu World Express, Inc.	1,200	17,741

Kitz Corp.	1,600	12,512

Kiyo Bank Ltd. (The)	1,400	19,893

Koa Corp.	1,192	14,059

Koei Tecmo Holdings Co., Ltd.	1,960	32,442

Kohnan Shoji Co., Ltd.	1,500	36,394

Kokuyo Co., Ltd.	1,300	19,017

KOMEDA Holdings Co., Ltd.	1,300	25,641

Kondotec, Inc.	1,800	16,127

Konishi Co., Ltd.	1,300	19,539

Kumagai Gumi Co., Ltd.	600	18,047

Kurabo Industries Ltd.	463	10,470

Kureha Corp.	200	11,101

Kurimoto Ltd.	1,300	16,411

Kyoei Steel Ltd.(a)	400	6,052

KYORIN Holdings, Inc.	1,373	30,047

Kyushu Financial Group, Inc.	8,900	33,746

Life Corp.	366	7,533

Lintec Corp.	1,400	30,178

Maeda Road Construction Co., Ltd.	1,442	29,993

Mandom Corp.	442	12,126

Mani, Inc.	154	5,860

Matsui Construction Co., Ltd.	2,800	18,834

Matsui Securities Co., Ltd.	5,400	56,847

Maxell Holdings Ltd.	1,300	17,133

Meidensha Corp.	1,200	15,126

Meitec Corp.	600	24,418

METAWATER Co., Ltd.	300	8,017

Mirait Holdings Corp.	1,400	20,570

Mitsubishi Logistics Corp.	1,700	38,690

Mitsubishi Pencil Co., Ltd.	500	9,903

Mitsubishi Shokuhin Co., Ltd.	1,300	33,177

Mitsuboshi Belting Ltd.	500	9,657

Mitsui Mining & Smelting Co., Ltd.	400	8,302

Mitsui Sugar Co., Ltd.	600	15,219

Mixi, Inc.	2,100	44,061

Miyazaki Bank Ltd. (The)	558	14,800

Mochida Pharmaceutical Co., Ltd.	200	16,443

Modec, Inc.	500	10,359

Monex Group, Inc.(a)	3,100	10,454

Morinaga & Co., Ltd.	300	12,934

Morinaga Milk Industry Co., Ltd.	500	14,036

Morita Holdings Corp.	500	8,185

Musashi Seimitsu Industry Co., Ltd.	600	8,411

Musashino Bank Ltd. (The)	500	11,589

Nagaileben Co., Ltd.	500	10,805

Nagase & Co., Ltd.	2,000	27,617

Nakanishi, Inc.	1,217	20,721

NET One Systems Co., Ltd.	1,300	22,916

Nichias Corp.	874	14,984

Nichiha Corp.	354	8,918

NichiiGakkan Co., Ltd.(a)	1,400	13,181

Nihon Kohden Corp.	1,500	48,808

Nihon Parkerizing Co., Ltd.	1,240	14,376

Nihon Unisys Ltd.	1,500	33,510

Nippon Densetsu Kogyo Co., Ltd.	500	9,921

Nippon Electric Glass Co., Ltd.	1,900	46,636

Nippon Flour Mills Co., Ltd.	1,581	26,457

Nippon Parking Development Co., Ltd.	10,391	13,449

Nippon Signal Co., Ltd.	2,100	17,150

Nippon Soda Co., Ltd.	400	9,807

Nippon Steel & Sumikin Bussan Corp.	600	24,801

Nishi-Nippon Financial Holdings, Inc.	2,900	25,322

Nishimatsu Construction Co., Ltd.	1,350	30,798

Nisshin Oillio Group Ltd. (The)	342	9,772

Nisshinbo Holdings, Inc.	3,150	23,859

Nissin Electric Co., Ltd.	3,300	24,153

Nissin Kogyo Co., Ltd.	1,400	17,839

Nitta Corp.	456	13,487

Nitto Kogyo Corp.	500	7,911

Nitto Kohki Co., Ltd.	600	11,561

Noevir Holdings Co., Ltd.	373	16,234

NOF Corp.	786	26,901

Nohmi Bosai Ltd.	400	6,723

Nomura Co., Ltd.	579	13,315

Noritz Corp.	1,300	18,603

North Pacific Bank Ltd.	6,900	18,490

NS Solutions Corp.	1,200	28,875

NTN Corp.	9,824	28,474

NuFlare Technology, Inc.	200	9,087

Obara Group, Inc.	227	8,100

Ogaki Kyoritsu Bank Ltd. (The)	700	14,017

Ohsho Food Service Corp.	1,172	77,446

Oiles Corp.	500	8,112

Okamoto Industries, Inc.	200	10,518

Okamura Corp.	1,300	16,802

Okumura Corp.	1,390	40,541

OSG Corp.	1,500	29,135

Outsourcing, Inc.(a)	600	5,775

PAL GROUP Holdings Co., Ltd.	445	10,971

Paramount Bed Holdings Co., Ltd.	400	16,607

Parco Co., Ltd.	1,900	19,292

Pilot Corp.	200	9,716

Piolax, Inc.	1,200	24,117

Press Kogyo Co., Ltd.	2,900	14,273

Prima Meat Packers Ltd.	557	9,961

Prospect Co., Ltd.(a)	68,000	14,255

Raito Kogyo Co., Ltd.	1,400	18,668

Rengo Co., Ltd.	4,650	36,788

Ricoh Leasing Co., Ltd.	500	14,925

Riken Corp.	200	9,133

Riso Kagaku Corp.	1,200	18,495

Round One Corp.	630	6,477

Sac’s Bar Holdings, Inc.	2,100	21,361

San-In Godo Bank Ltd. (The)	2,200	15,440

Sanrio Co., Ltd.	1,400	27,435

Sanyo Chemical Industries Ltd.	300	13,863

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

Investments	Shares	Value

Sanyo Special Steel Co., Ltd.	400	$8,484

Sapporo Holdings Ltd.	1,400	29,259

Sato Holdings Corp.	400	9,516

Sawai Pharmaceutical Co., Ltd.	600	28,601

Seiko Holdings Corp.	700	13,481

Seiren Co., Ltd.	1,200	19,578

Senko Group Holdings Co., Ltd.	3,180	24,144

Senshu Ikeda Holdings, Inc.	8,100	22,148

Shibuya Corp.	300	9,652

Shiga Bank Ltd. (The)	484	11,351

Shikoku Bank Ltd. (The)	1,500	16,160

Shikoku Chemicals Corp.	1,212	11,378

Shikoku Electric Power Co., Inc.	2,100	25,419

Shima Seiki Manufacturing Ltd.	200	5,842

Shimachu Co., Ltd.	1,353	36,503

Shinko Electric Industries Co., Ltd.	2,100	13,398

SHO-BOND Holdings Co., Ltd.	200	14,893

Shochiku Co., Ltd.	100	9,698

Shoei Co., Ltd.	277	9,455

Showa Corp.	600	7,082

Siix Corp.(a)	1,500	19,551

Sinanen Holdings Co., Ltd.	600	13,147

SKY Perfect JSAT Holdings, Inc.	6,300	26,931

Sotetsu Holdings, Inc.	1,700	50,668

Sparx Group Co., Ltd.	5,300	8,937

SRA Holdings	400	9,563

Star Micronics Co., Ltd.(a)	1,300	17,667

Starts Corp., Inc.	700	15,536

Sumitomo Bakelite Co., Ltd.	400	13,854

Sumitomo Densetsu Co., Ltd.	1,100	18,257

Sumitomo Forestry Co., Ltd.	2,400	31,500

Sumitomo Mitsui Construction Co., Ltd.	2,313	14,083

Sumitomo Osaka Cement Co., Ltd.	500	20,553

Sumitomo Riko Co., Ltd.	2,000	16,607

Sumitomo Seika Chemicals Co., Ltd.	225	8,654

Suruga Bank Ltd.(a)	2,400	8,881

T-Gaia Corp.	1,500	28,396

Tachibana Eletech Co., Ltd.	1,200	16,811

Taikisha Ltd.	500	13,339

Taiyo Yuden Co., Ltd.	400	5,965

Takara Holdings, Inc.	1,800	21,951

Takara Standard Co., Ltd.	1,300	19,503

Takasago International Corp.	400	12,286

Takasago Thermal Engineering Co., Ltd.	1,400	22,828

Takeuchi Manufacturing Co., Ltd.	453	6,994

Takuma Co., Ltd.	1,300	16,280

Tamron Co., Ltd.	1,300	18,603

Tanseisha Co., Ltd.	1,400	13,832

TechnoPro Holdings, Inc.	273	11,259

Tekken Corp.	1,100	25,576

Toagosei Co., Ltd.	1,800	19,884

TOC Co., Ltd.	2,900	19,322

Toda Corp.	3,604	22,534

Toei Animation Co., Ltd.	300	11,060

Toho Bank Ltd. (The)	8,214	23,433

Toho Zinc Co., Ltd.	1,100	33,637

TOKAI Holdings Corp.	2,000	15,877

Tokai Rika Co., Ltd.	1,500	24,937

Tokai Tokyo Financial Holdings, Inc.	8,218	35,204

Tokyo Ohka Kogyo Co., Ltd.	400	10,766

Tokyo Seimitsu Co., Ltd.	600	15,165

Tokyo Steel Manufacturing Co., Ltd.	1,557	12,630

Tokyotokeiba Co., Ltd.	380	9,483

Tokyu Construction Co., Ltd.	2,000	18,174

Tomy Co., Ltd.	1,700	17,044

Topcon Corp.	1,600	21,335

Toppan Forms Co., Ltd.	2,000	15,768

Topre Corp.	1,200	23,964

Topy Industries Ltd.	400	8,207

Toshiba Plant Systems & Services Corp.	1,500	27,658

Toshiba TEC Corp.	600	14,016

Totetsu Kogyo Co., Ltd.	445	12,330

Toyo Ink SC Holdings Co., Ltd.	1,128	25,127

TPR Co., Ltd.	1,200	24,522

Transcosmos, Inc.	300	6,308

Tsubaki Nakashima Co., Ltd.(a)	593	8,761

Tsubakimoto Chain Co.	556	18,320

Tsumura & Co.	713	19,853

UKC Holdings Corp.	554	9,266

Unipres Corp.	1,200	20,355

United Arrows Ltd.	300	9,611

Unizo Holdings Co., Ltd.(a)	1,800	33,518

Valor Holdings Co., Ltd.	500	12,059

Vital KSK Holdings, Inc.(a)	1,500	15,435

VT Holdings Co., Ltd.	3,100	11,556

Wacoal Holdings Corp.	834	21,611

WIN-Partners Co., Ltd.	1,200	10,522

Xebio Holdings Co., Ltd.	1,400	16,167

Yahagi Construction Co., Ltd.	2,800	17,916

Yamagata Bank Ltd. (The)	1,168	22,239

Yamanashi Chuo Bank Ltd. (The)	1,083	13,918

Yamazen Corp.	1,900	17,872

Yaoko Co., Ltd.	200	10,937

Yellow Hat Ltd.	400	9,556

Yuasa Trading Co., Ltd.	500	14,333

Yumeshin Holdings Co., Ltd.(a)	1,900	13,716

Zenrin Co., Ltd.	300	6,366

Zojirushi Corp.(a)	1,500	13,193

Total Japan		5,981,608

Netherlands – 1.7%

Arcadis N.V.	1,835	22,361

BE Semiconductor Industries N.V.	4,204	88,802

BinckBank N.V.	3,514	24,464

Corbion N.V.	828	23,152

ForFarmers N.V.	1,752	16,123

Intertrust N.V.(b)	2,658	44,635

Koninklijke BAM Groep N.V.(a)	5,222	15,007

Koninklijke Volkerwessels N.V.	2,555	40,394

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

Investments	Shares	Value

PostNL N.V.	21,140	$48,260

Sligro Food Group N.V.	970	38,588

TKH Group N.V. CVA	807	37,547

Wessanen	181	1,652

Total Netherlands		400,985

New Zealand – 4.5%

Abano Healthcare Group Ltd.	4,679	20,268

Air New Zealand Ltd.	53,745	111,720

Chorus Ltd.	19,396	63,079

Contact Energy Ltd.	25,926	102,570

EBOS Group Ltd.	4,236	57,036

Freightways Ltd.	5,928	29,216

Genesis Energy Ltd.	43,372	75,907

Infratil Ltd.	25,854	63,278

Kathmandu Holdings Ltd.	10,292	18,910

Kiwi Property Group Ltd.	67,156	61,468

Mainfreight Ltd.	1,919	39,633

Metlifecare Ltd.	5,117	18,494

New Zealand Refining Co., Ltd. (The)	23,220	36,590

NZX Ltd.	27,423	18,572

Oceania Healthcare Ltd.	17,815	12,782

Port of Tauranga Ltd.	13,256	44,444

Restaurant Brands New Zealand Ltd.	3,489	19,535

Skellerup Holdings Ltd.	11,501	15,578

SKY Network Television Ltd.	28,072	34,824

SKYCITY Entertainment Group Ltd.	27,212	64,777

Summerset Group Holdings Ltd.	3,011	12,861

Tourism Holdings Ltd.	3,999	13,810

Trade Me Group Ltd.	10,747	45,761

Trustpower Ltd.	2,759	11,378

Z Energy Ltd.	12,593	46,359

Total New Zealand		1,038,850
Norway – 2.9%

ABG Sundal Collier Holding ASA	43,203	22,701

American Shipping Co. ASA*	7,236	27,827

Atea ASA*	4,088	52,403

Austevoll Seafood ASA	3,834	47,288

Borregaard ASA	2,107	18,201

Entra ASA(b)	3,565	47,428

Evry A/S(b)	9,876	35,870

Grieg Seafood ASA	3,225	38,100

Kongsberg Gruppen ASA	1,632	22,164

Norway Royal Salmon ASA	1,576	32,579

NRC Group ASA*	1,376	11,282

Ocean Yield ASA	9,977	68,210

Sbanken ASA(b)	1,828	15,833

Scatec Solar ASA(b)	2,079	17,719

Selvaag Bolig ASA	6,096	28,477

SpareBank 1 SMN	4,214	40,976

SpareBank 1 SR-Bank ASA	8,662	89,229

Veidekke ASA	5,187	58,045

XXL ASA(a)(b)	3,638	10,966

Total Norway		685,298

Portugal – 1.7%

Altri, SGPS, S.A.	6,493	43,050

CTT-Correios de Portugal S.A.	11,880	40,009

Mota-Engil, SGPS, S.A.*	7,067	13,007

NOS, SGPS, S.A.	21,859	132,312

REN—Redes Energeticas Nacionais, SGPS, S.A.	29,447	81,934

Semapa-Sociedade de Investimento e Gestao	1,684	25,218

Sonae Capital, SGPS, S.A.	19,930	19,343

Sonae, SGPS, S.A.	48,483	44,893

Total Portugal		399,766

Singapore – 4.4%

Asian Pay Television Trust	128,801	12,001

Banyan Tree Holdings Ltd.	58,300	24,595

Best World International Ltd.	13,900	26,821

Boustead Singapore Ltd.	24,085	14,136

Bukit Sembawang Estates Ltd.(a)	8,100	33,577

China Aviation Oil Singapore Corp., Ltd.	24,034	18,691

Chip Eng Seng Corp., Ltd.(a)	36,705	17,774

First Resources Ltd.	37,527	42,400

GuocoLand Ltd.	21,800	28,789

HRnetgroup Ltd.	21,600	12,678

Hutchison Port Holdings Trust	513,200	125,734

Japfa Ltd.	30,200	16,175

Keppel Infrastructure Trust	157,561	56,065

M1 Ltd.	49,015	75,159

NetLink NBN Trust	138,900	77,959

Oxley Holdings Ltd.	72,932	15,517

Perennial Real Estate Holdings Ltd.	71,200	32,387

Raffles Medical Group Ltd.	22,200	17,916

Riverstone Holdings Ltd.	25,600	21,412

Sheng Siong Group Ltd.	50,900	39,585

SIA Engineering Co., Ltd.	26,000	43,302

Singapore Post Ltd.	34,000	22,825

StarHub Ltd.	105,200	135,070

Tuan Sing Holdings Ltd.	69,700	18,409

UMS Holdings Ltd.	32,200	13,466

United Engineers Ltd.	15,800	29,328

Yanlord Land Group Ltd.	54,409	48,701

Total Singapore		1,020,472

Spain – 2.0%

Almirall S.A.	1,875	28,657

Applus Services S.A.	1,459	16,162

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	10,068	50,203

Bolsas y Mercados Espanoles SHMSF S.A.	3,142	87,352

Construcciones y Auxiliar de Ferrocarriles S.A.	477	19,739

Ence Energia y Celulosa S.A.	4,201	26,341

Euskaltel S.A.(b)	5,706	45,594

Faes Farma S.A.	6,621	22,479

Fluidra S.A.*	1,190	13,318

Lar Espana Real Estate Socimi S.A.	3,553	30,259

Papeles y Cartones de Europa S.A.	1,893	36,312

Sacyr S.A.	11,185	22,299

Tecnicas Reunidas S.A.(a)	2,249	54,864

Total Spain		453,579

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

Investments	Shares	Value

Sweden – 6.6%

Acando AB	3,885	$12,752

AddTech AB Class B	1,119	19,967

AF AB Class B	1,370	24,786

Ahlsell AB(b)	9,271	54,481

Ahlstrom-Munksjo Oyj	2,376	32,919

Ambea AB(b)	2,988	29,287

Atrium Ljungberg AB Class B	3,189	54,674

Avanza Bank Holding AB	426	20,354

Beijer Ref AB	1,039	17,096

Betsson AB*	4,490	36,970

Bilia AB Class A	4,168	38,949

Bonava AB Class B	3,301	42,520

Bravida Holding AB(b)	2,944	20,355

Clas Ohlson AB Class B(a)	3,722	32,473

Cloetta AB Class B	5,555	15,225

Duni AB	1,422	15,734

Dustin Group AB(b)	3,399	28,102

Evolution Gaming Group AB(b)	446	25,631

Fagerhult AB	2,514	21,579

Getinge AB Class B	4,095	36,905

Granges AB	1,656	15,036

Hemfosa Fastigheter AB	3,789	29,873

HIQ International AB*	2,250	12,006

Holmen AB Class B	2,265	44,693

JM AB(a)	3,665	71,515

KappAhl AB	5,484	10,763

KNOW IT AB	511	8,853

Kungsleden AB	5,229	37,098

Loomis AB Class B	1,256	40,517

Mekonomen AB	1,774	18,309

Modern Times Group MTG AB Class B	1,406	46,466

Mycronic AB(a)	2,000	26,642

NCC AB Class B(a)	4,670	72,585

NetEnt AB*	7,029	28,977

Nobia AB	5,028	27,925

Nobina AB(b)	3,133	21,167

Nolato AB Class B	455	18,809

Nordic Waterproofing Holding A/S(b)	2,034	16,358

NP3 Fastigheter AB	3,029	20,840

Paradox Interactive AB(a)	1,020	15,439

Peab AB	11,822	96,540

Platzer Fastigheter Holding AB Class B	2,022	13,593

Ratos AB Class B	10,273	26,975

Resurs Holding AB(b)	6,843	42,219

Scandi Standard AB	2,627	18,341

SkiStar AB	899	20,990

Sweco AB Class B	2,044	45,395

Thule Group AB(b)	1,291	23,604

Wallenstam AB Class B	5,723	53,061

Wihlborgs Fastigheter AB	3,145	36,325

Total Sweden		1,541,673

Switzerland – 1.5%

Autoneum Holding AG	134	20,036

Bobst Group S.A. Registered Shares	234	16,212

Cembra Money Bank AG	861	67,994

Comet Holding AG Registered Shares*(a)	191	15,452

EFG International AG*	5,641	32,903

Galenica AG*(b)	919	40,347

Huber + Suhner AG Registered Shares	287	19,069

Implenia AG Registered Shares	375	12,584

Mobilezone Holding AG Registered Shares	2,017	22,384

Oriflame Holding AG	934	20,870

Panalpina Welttransport Holding AG Registered Shares	458	60,862

u-blox Holding AG*	14	1,121

Ypsomed Holding AG Registered Shares*	153	18,004

Total Switzerland		347,838

United Kingdom – 14.5%

A.G. Barr PLC	1,751	17,595

Aggreko PLC	6,761	63,083

Ascential PLC	5,861	28,141

Balfour Beatty PLC	7,513	23,854

BCA Marketplace PLC	19,793	55,458

Biffa PLC(b)	5,964	14,872

Big Yellow Group PLC	3,133	34,854

Bodycote PLC	3,232	29,905

Bovis Homes Group PLC	3,166	34,750

Brewin Dolphin Holdings PLC	6,309	25,905

Britvic PLC	5,276	53,723

Card Factory PLC	28,157	62,183

CareTech Holdings PLC	3,801	16,604

Central Asia Metals PLC(a)	9,297	25,753

Chemring Group PLC	5,931	12,177

Chesnara PLC	5,631	24,778

Civitas Social Housing PLC(a)	17,927	24,316

Close Brothers Group PLC	4,399	80,677

CMC Markets PLC(b)	12,760	17,096

Coats Group PLC	19,958	20,716

Computacenter PLC	1,460	18,706

Concentric AB	1,031	13,931

ContourGlobal PLC(b)	7,710	17,675

Costain Group PLC	2,878	11,564

Countryside Properties PLC(b)	7,962	30,867

Cranswick PLC	572	19,174

Crest Nicholson Holdings PLC	13,388	55,961

Dairy Crest Group PLC	5,065	27,235

Devro PLC	7,772	15,857

Dignity PLC	1,061	9,412

Diploma PLC	1,848	28,479

DiscoverIE Group PLC	3,860	17,845

Dixons Carphone PLC	43,999	67,301

Domino’s Pizza Group PLC	8,680	25,769

Drax Group PLC	10,630	48,576

Dunelm Group PLC	7,054	48,603

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

Investments	Shares	Value

Eco Animal Health Group PLC	1,967	$10,271

Elementis PLC	10,913	25,310

Epwin Group PLC	14,274	13,180

Equiniti Group PLC(b)	4,331	11,942

Eurocell PLC	3,643	9,929

Euromoney Institutional Investor PLC	2,001	29,409

FDM Group Holdings PLC	1,457	13,787

First Derivatives PLC(a)	171	4,617

Forterra PLC(b)	5,558	15,856

Galliford Try PLC	5,344	42,402

Games Workshop Group PLC	1,002	38,795

Gamma Communications PLC(a)	1,898	17,646

Genus PLC	578	15,798

Go-Ahead Group PLC (The)	2,062	40,128

Greene King PLC	11,579	77,864

Halfords Group PLC	7,301	23,711

Hastings Group Holdings PLC(b)	13,261	31,566

Headlam Group PLC	3,562	18,600

Helical PLC	4,949	20,107

Hill & Smith Holdings PLC	1,486	22,711

Hilton Food Group PLC	1,970	22,631

Ibstock PLC(b)	9,400	23,788

Inmarsat PLC	15,113	73,007

iomart Group PLC	3,204	13,466

ITE Group PLC	12,133	9,812

J D Wetherspoon PLC	1,514	21,461

James Fisher & Sons PLC	895	19,765

John Laing Group PLC(b)	4,983	21,070

Johnson Service Group PLC	11,846	17,652

Jupiter Fund Management PLC	21,728	81,690

Just Group PLC	21,007	24,547

Kainos Group PLC	3,731	19,007

Kcom Group PLC	32,047	29,795

Keller Group PLC	2,129	13,381

Kier Group PLC(a)	4,879	25,353

Lookers PLC	16,961	19,960

M&C Saatchi PLC(a)	2,866	10,549

Majestic Wine PLC(a)	1,981	6,232

Marshalls PLC	4,733	28,018

Marston’s PLC	41,536	49,753

MJ Gleeson PLC	2,141	17,560

Morgan Advanced Materials PLC	8,256	27,675

Morgan Sindall Group PLC	1,088	14,605

N Brown Group PLC	15,736	18,889

National Express Group PLC	11,945	56,897

Northgate PLC	4,354	21,061

Numis Corp. PLC	4,334	13,220

On the Beach Group PLC(b)	1,281	5,482

OneSavings Bank PLC	4,885	21,775

Oxford Instruments PLC	879	10,187

Pagegroup PLC	11,880	68,208

PayPoint PLC	2,511	25,872

Pendragon PLC	69,852	20,017

Pets at Home Group PLC	23,540	34,717

Photo-Me International PLC	18,423	20,953

Polar Capital Holdings PLC	3,925	23,595

PRS REIT PLC (The)	17,256	20,747

PZ Cussons PLC	10,084	27,330

QinetiQ Group PLC	11,235	40,981

Redde PLC	12,619	27,322

Renewi PLC	32,005	13,431

Restaurant Group PLC (The)(a)	20,955	38,058

RPS Group PLC	3,434	5,948

Safestore Holdings PLC	5,090	32,835

Saga PLC	52,877	69,769

Savills PLC	2,826	25,446

Senior PLC	6,834	16,485

SIG PLC	14,720	20,585

Softcat PLC	3,425	25,649

Spire Healthcare Group PLC(b)	2,696	3,739

Spirent Communications PLC	14,674	22,128

St. Modwen Properties PLC	4,531	22,852

Staffline Group PLC	989	15,619

Stagecoach Group PLC	34,449	58,133

Superdry PLC	748	4,457

Synthomer PLC	5,780	26,310

TalkTalk Telecom Group PLC(a)	40,276	58,426

TBC Bank Group PLC	935	18,124

Telecom Plus PLC	2,637	48,093

TI Fluid Systems PLC(b)	5,303	11,279

Trifast PLC	4,738	11,345

TT Electronics PLC	5,406	13,481

Ultra Electronics Holdings PLC	1,582	26,193

Vesuvius PLC	5,814	37,505

Volution Group PLC	6,506	11,890

WH Smith PLC	1,693	37,087

Wincanton PLC	4,886	15,121

Xaar PLC	1,133	2,094

XPS Pensions Group PLC	6,288	13,094

Total United Kingdom		3,360,230
TOTAL COMMON STOCKS (Cost: $26,046,477)		23,267,013

RIGHTS – 0.0%

Spain – 0.0%

Faes Farma S.A., expiring 1/3/19* (Cost: $759)	6,621	775

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%

United States – 2.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $676,507)(d)	676,507	676,507

TOTAL INVESTMENTS IN SECURITIES – 103.0% (Cost: $26,723,743)		23,944,295

Other Assets less Liabilities – (3.0)%		(700,502)

NET ASSETS – 100.0%		$23,243,793

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,035,057 and the total market value of the collateral held by the Fund was $1,100,143. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $423,636.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/4/2019	638,500	AUD	449,526	USD	$—	$(12)
Bank of America N.A.	1/4/2019	248,588	DKK	38,085	USD	—	(1)
Bank of America N.A.	1/4/2019	657,494	EUR	751,698	USD	—	(22)
Bank of America N.A.	1/4/2019	515,525	GBP	656,624	USD	—	(19)
Bank of America N.A.	1/4/2019	387,719	ILS	103,777	USD	—	(11)
Bank of America N.A.	1/4/2019	1,334,649	NOK	154,142	USD	—	(3)
Bank of America N.A.	1/4/2019	2,410,604	SEK	271,927	USD	—	(6)
Bank of America N.A.	1/4/2019	123,351	SGD	90,506	USD	—	(4)
Bank of America N.A.	1/7/2019	78,168	CHF	79,318	USD	—	(2)
Bank of America N.A.	1/7/2019	269,682	NZD	180,852	USD	—	(5)
Bank of America N.A.	1/8/2019	126,207,099	JPY	1,150,455	USD	—	(45)
Bank of America N.A.	2/5/2019	414,424	USD	588,274	AUD	—	(4)
Bank of America N.A.	2/5/2019	67,605	USD	66,448	CHF	—	(4)
Bank of America N.A.	2/5/2019	35,654	USD	232,071	DKK	—	(1)
Bank of America N.A.	2/5/2019	704,779	USD	614,839	EUR	—	(8)
Bank of America N.A.	2/5/2019	596,136	USD	467,336	GBP	—	(31)
Bank of America N.A.	2/5/2019	93,480	USD	348,477	ILS	—	(21)
Bank of America N.A.	2/5/2019	1,048,340	USD	114,755,909	JPY	—	(8)
Bank of America N.A.	2/5/2019	145,553	USD	1,258,465	NOK	—	—
Bank of America N.A.	2/5/2019	175,584	USD	261,697	NZD	—	(2)
Bank of America N.A.	2/5/2019	266,843	USD	2,359,528	SEK	—	(2)
Bank of America N.A.	2/7/2019	88,892	USD	121,073	SGD	—	(4)
Barclays Bank PLC	1/4/2019	638,481	AUD	449,526	USD	—	(25)
Barclays Bank PLC	1/4/2019	248,587	DKK	38,085	USD	—	(1)
Barclays Bank PLC	1/4/2019	657,492	EUR	751,698	USD	—	(24)
Barclays Bank PLC	1/4/2019	515,528	GBP	656,624	USD	—	(16)
Barclays Bank PLC	1/4/2019	387,690	ILS	103,777	USD	—	(18)
Barclays Bank PLC	1/4/2019	1,334,637	NOK	154,142	USD	—	(5)
Barclays Bank PLC	1/4/2019	2,410,581	SEK	271,927	USD	—	(8)
Barclays Bank PLC	1/4/2019	123,351	SGD	90,506	USD	—	(5)
Barclays Bank PLC	1/4/2019	343,755	USD	470,513	AUD	12,507	—
Barclays Bank PLC	1/4/2019	29,124	USD	191,353	DKK	—	(191)
Barclays Bank PLC	1/4/2019	574,828	USD	506,108	EUR	—	(3,777)
Barclays Bank PLC	1/4/2019	502,124	USD	392,765	GBP	1,874	—
Barclays Bank PLC	1/4/2019	79,359	USD	295,317	ILS	322	—
Barclays Bank PLC	1/4/2019	117,874	USD	1,012,607	NOK	928	—
Barclays Bank PLC	1/4/2019	207,944	USD	1,886,282	SEK	—	(4,833)
Barclays Bank PLC	1/4/2019	69,211	USD	94,910	SGD	—	(424)
Barclays Bank PLC	1/7/2019	78,167	CHF	79,318	USD	—	(2)
Barclays Bank PLC	1/7/2019	269,681	NZD	180,852	USD	—	(6)
Barclays Bank PLC	1/7/2019	60,655	USD	60,377	CHF	—	(609)
Barclays Bank PLC	1/7/2019	138,298	USD	201,241	NZD	3,347	—
Barclays Bank PLC	1/8/2019	126,207,214	JPY	1,150,455	USD	—	(44)

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/8/2019	879,760	USD	99,538,069	JPY	$—	$(27,555)
Barclays Bank PLC	2/5/2019	414,424	USD	588,282	AUD	—	(9)
Barclays Bank PLC	2/5/2019	67,605	USD	66,448	CHF	—	(4)
Barclays Bank PLC	2/5/2019	35,654	USD	232,066	DKK	—	—
Barclays Bank PLC	2/5/2019	704,779	USD	614,830	EUR	2	—
Barclays Bank PLC	2/5/2019	596,136	USD	467,310	GBP	2	—
Barclays Bank PLC	2/5/2019	93,480	USD	348,450	ILS	—	(14)
Barclays Bank PLC	2/5/2019	1,048,340	USD	114,758,215	JPY	—	(30)
Barclays Bank PLC	2/5/2019	145,553	USD	1,258,496	NOK	—	(3)
Barclays Bank PLC	2/5/2019	175,584	USD	261,708	NZD	—	(10)
Barclays Bank PLC	2/5/2019	266,843	USD	2,359,488	SEK	2	—
Barclays Bank PLC	2/7/2019	88,892	USD	121,087	SGD	—	(14)
Citibank N.A.	1/4/2019	638,509	AUD	449,526	USD	—	(5)
Citibank N.A.	1/4/2019	248,592	DKK	38,085	USD	—	—
Citibank N.A.	1/4/2019	657,548	EUR	751,698	USD	39	—
Citibank N.A.	1/4/2019	515,565	GBP	656,624	USD	32	—
Citibank N.A.	1/4/2019	387,709	ILS	103,777	USD	—	(13)
Citibank N.A.	1/4/2019	1,334,674	NOK	154,142	USD	—	—
Citibank N.A.	1/4/2019	2,410,619	SEK	271,927	USD	—	(4)
Citibank N.A.	1/4/2019	123,355	SGD	90,506	USD	—	(1)
Citibank N.A.	1/4/2019	343,755	USD	470,500	AUD	12,516	—
Citibank N.A.	1/4/2019	29,124	USD	191,335	DKK	—	(189)
Citibank N.A.	1/4/2019	574,828	USD	506,073	EUR	—	(3,737)
Citibank N.A.	1/4/2019	502,124	USD	392,781	GBP	1,854	—
Citibank N.A.	1/4/2019	79,359	USD	295,303	ILS	326	—
Citibank N.A.	1/4/2019	117,874	USD	1,012,542	NOK	935	—
Citibank N.A.	1/4/2019	207,944	USD	1,886,195	SEK	—	(4,823)
Citibank N.A.	1/4/2019	69,211	USD	94,913	SGD	—	(426)
Citibank N.A.	1/7/2019	78,170	CHF	79,318	USD	—	—
Citibank N.A.	1/7/2019	269,692	NZD	180,852	USD	2	—
Citibank N.A.	1/7/2019	60,655	USD	60,372	CHF	—	(604)
Citibank N.A.	1/7/2019	138,298	USD	201,235	NZD	3,351	—
Citibank N.A.	1/8/2019	126,218,373	JPY	1,150,455	USD	58	—
Citibank N.A.	1/8/2019	879,760	USD	99,536,838	JPY	—	(27,544)
Citibank N.A.	2/5/2019	414,424	USD	588,280	AUD	—	(8)
Citibank N.A.	2/5/2019	67,605	USD	66,448	CHF	—	(4)
Citibank N.A.	2/5/2019	35,654	USD	232,082	DKK	—	(2)
Citibank N.A.	2/5/2019	704,779	USD	614,889	EUR	—	(66)
Citibank N.A.	2/5/2019	596,136	USD	467,338	GBP	—	(33)
Citibank N.A.	2/5/2019	93,480	USD	348,414	ILS	—	(4)
Citibank N.A.	2/5/2019	1,048,340	USD	114,764,086	JPY	—	(83)
Citibank N.A.	2/5/2019	145,553	USD	1,258,533	NOK	—	(8)
Citibank N.A.	2/5/2019	175,584	USD	261,701	NZD	—	(5)
Citibank N.A.	2/5/2019	266,843	USD	2,359,626	SEK	—	(13)
Citibank N.A.	2/7/2019	88,892	USD	121,075	SGD	—	(6)
Commonwealth Bank of Australia	1/4/2019	261,912	USD	358,490	AUD	9,530	—
Commonwealth Bank of Australia	1/4/2019	22,192	USD	145,791	DKK	—	(143)
Commonwealth Bank of Australia	1/4/2019	437,965	USD	385,621	EUR	—	(2,894)
Commonwealth Bank of Australia	1/4/2019	382,574	USD	299,254	GBP	1,425	—
Commonwealth Bank of Australia	1/4/2019	60,465	USD	225,022	ILS	242	—
Commonwealth Bank of Australia	1/4/2019	89,809	USD	771,468	NOK	712	—
Commonwealth Bank of Australia	1/4/2019	158,438	USD	1,437,154	SEK	—	(3,676)
Commonwealth Bank of Australia	1/4/2019	52,733	USD	72,316	SGD	—	(325)
Commonwealth Bank of Australia	1/7/2019	46,215	USD	46,005	CHF	—	(466)
Commonwealth Bank of Australia	1/7/2019	105,373	USD	153,330	NZD	2,551	—
Commonwealth Bank of Australia	1/8/2019	670,294	USD	75,841,554	JPY	—	(21,021)
Goldman Sachs	1/3/2019	3,100	EUR	2,785	GBP	—	(4)

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/3/2019	173,000	SEK	15,313	GBP	$11	$—
Goldman Sachs	1/4/2019	638,485	AUD	449,526	USD	—	(23)
Goldman Sachs	1/4/2019	248,563	DKK	38,085	USD	—	(5)
Goldman Sachs	1/4/2019	657,478	EUR	751,698	USD	—	(41)
Goldman Sachs	1/4/2019	515,514	GBP	656,624	USD	—	(33)
Goldman Sachs	1/4/2019	387,361	ILS	103,777	USD	—	(106)
Goldman Sachs	1/4/2019	1,334,478	NOK	154,142	USD	—	(23)
Goldman Sachs	1/4/2019	2,410,286	SEK	271,927	USD	—	(42)
Goldman Sachs	1/4/2019	123,315	SGD	90,506	USD	—	(31)
Goldman Sachs	1/4/2019	343,755	USD	470,504	AUD	12,513	—
Goldman Sachs	1/4/2019	29,124	USD	191,331	DKK	—	(188)
Goldman Sachs	1/4/2019	574,828	USD	506,097	EUR	—	(3,764)
Goldman Sachs	1/4/2019	502,124	USD	392,758	GBP	1,883	—
Goldman Sachs	1/4/2019	79,359	USD	295,392	ILS	302	—
Goldman Sachs	1/4/2019	117,874	USD	1,012,539	NOK	936	—
Goldman Sachs	1/4/2019	207,944	USD	1,886,155	SEK	—	(4,818)
Goldman Sachs	1/4/2019	69,211	USD	94,924	SGD	—	(434)
Goldman Sachs	1/7/2019	78,168	CHF	79,318	USD	—	(1)
Goldman Sachs	1/7/2019	7,953,454	JPY	103,000	AUD	—	(20)
Goldman Sachs	1/7/2019	787,080	JPY	62,100	NOK	2	—
Goldman Sachs	1/7/2019	2,439,327	JPY	33,157	NZD	—	—
Goldman Sachs	1/7/2019	269,681	NZD	180,852	USD	—	(6)
Goldman Sachs	1/7/2019	60,655	USD	60,374	CHF	—	(606)
Goldman Sachs	1/7/2019	138,298	USD	201,236	NZD	3,350	—
Goldman Sachs	1/8/2019	126,205,028	JPY	1,150,455	USD	—	(64)
Goldman Sachs	1/8/2019	879,760	USD	99,534,462	JPY	—	(27,522)
Goldman Sachs	2/5/2019	414,424	USD	588,294	AUD	—	(18)
Goldman Sachs	2/5/2019	67,605	USD	66,444	CHF	—	—
Goldman Sachs	2/5/2019	35,654	USD	232,077	DKK	—	(2)
Goldman Sachs	2/5/2019	704,779	USD	614,836	EUR	—	(5)
Goldman Sachs	2/5/2019	596,136	USD	467,311	GBP	—	—
Goldman Sachs	2/5/2019	93,480	USD	348,381	ILS	5	—
Goldman Sachs	2/5/2019	1,048,340	USD	114,753,288	JPY	16	—
Goldman Sachs	2/5/2019	145,553	USD	1,258,490	NOK	—	(3)
Goldman Sachs	2/5/2019	175,584	USD	261,695	NZD	—	—
Goldman Sachs	2/5/2019	266,843	USD	2,359,458	SEK	6	—
Goldman Sachs	2/7/2019	88,892	USD	121,066	SGD	1	—
State Street Bank and Trust	1/7/2019	410,256	JPY	14,000	ILS	—	(7)
UBS AG	1/3/2019	7,508	DKK	904	GBP	—	(1)
UBS AG	1/4/2019	486,479	AUD	342,499	USD	—	(10)
UBS AG	1/4/2019	189,426	DKK	29,021	USD	—	(1)
UBS AG	1/4/2019	500,953	EUR	572,724	USD	—	(13)
UBS AG	1/4/2019	392,785	GBP	500,287	USD	—	(12)
UBS AG	1/4/2019	295,409	ILS	79,070	USD	—	(9)
UBS AG	1/4/2019	1,016,908	NOK	117,446	USD	—	(3)
UBS AG	1/4/2019	1,836,672	SEK	207,187	USD	—	(7)
UBS AG	1/4/2019	93,988	SGD	68,961	USD	—	(3)
UBS AG	1/4/2019	343,755	USD	470,511	AUD	12,508	—
UBS AG	1/4/2019	125,918	USD	174,388	AUD	3,146	—
UBS AG	1/4/2019	377,753	USD	524,315	AUD	8,627	—
UBS AG	1/4/2019	29,124	USD	191,327	DKK	—	(187)
UBS AG	1/4/2019	10,668	USD	69,714	DKK	—	(12)
UBS AG	1/4/2019	32,005	USD	210,420	DKK	—	(231)
UBS AG	1/4/2019	574,828	USD	506,110	EUR	—	(3,779)
UBS AG	1/4/2019	210,560	USD	184,369	EUR	—	(218)
UBS AG	1/4/2019	631,679	USD	556,402	EUR	—	(4,424)
UBS AG	1/4/2019	502,124	USD	392,772	GBP	1,865	—

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	1/4/2019	183,928	USD	143,929	GBP	$611	$—
UBS AG	1/4/2019	551,785	USD	439,885	GBP	—	(8,480)
UBS AG	1/4/2019	79,359	USD	295,318	ILS	322	—
UBS AG	1/4/2019	29,069	USD	108,331	ILS	76	—
UBS AG	1/4/2019	87,208	USD	326,638	ILS	—	(211)
UBS AG	1/4/2019	117,874	USD	1,012,552	NOK	934	—
UBS AG	1/4/2019	43,177	USD	365,873	NOK	922	—
UBS AG	1/4/2019	129,532	USD	1,109,069	NOK	1,446	—
UBS AG	1/4/2019	207,944	USD	1,886,199	SEK	—	(4,823)
UBS AG	1/4/2019	76,170	USD	685,145	SEK	—	(1,116)
UBS AG	1/4/2019	228,511	USD	2,072,762	SEK	—	(5,301)
UBS AG	1/4/2019	69,211	USD	94,913	SGD	—	(426)
UBS AG	1/4/2019	25,352	USD	34,713	SGD	—	(117)
UBS AG	1/4/2019	76,056	USD	104,480	SGD	—	(600)
UBS AG	1/7/2019	59,558	CHF	60,435	USD	—	(2)
UBS AG	1/7/2019	2,795,780	JPY	20,000	GBP	10	—
UBS AG	1/7/2019	205,472	NZD	137,793	USD	—	(5)
UBS AG	1/7/2019	60,655	USD	60,376	CHF	—	(608)
UBS AG	1/7/2019	22,218	USD	21,967	CHF	—	(71)
UBS AG	1/7/2019	66,654	USD	65,918	CHF	—	(233)
UBS AG	1/7/2019	138,298	USD	201,235	NZD	3,351	—
UBS AG	1/7/2019	50,659	USD	73,786	NZD	1,179	—
UBS AG	1/7/2019	151,977	USD	220,773	NZD	3,928	—
UBS AG	1/8/2019	96,158,344	JPY	876,539	USD	—	(31)
UBS AG	1/8/2019	879,760	USD	99,546,867	JPY	—	(27,635)
UBS AG	1/8/2019	322,256	USD	36,199,274	JPY	—	(7,710)
UBS AG	1/8/2019	966,769	USD	109,230,105	JPY	—	(28,892)
UBS AG	2/5/2019	315,756	USD	448,234	AUD	—	(16)
UBS AG	2/5/2019	51,513	USD	50,630	CHF	—	(2)
UBS AG	2/5/2019	27,165	USD	176,829	DKK	—	(2)
UBS AG	2/5/2019	536,976	USD	468,455	EUR	—	(12)
UBS AG	2/5/2019	454,202	USD	356,056	GBP	—	(8)
UBS AG	2/5/2019	71,227	USD	265,476	ILS	—	(4)
UBS AG	2/5/2019	798,739	USD	87,434,044	JPY	—	(12)
UBS AG	2/5/2019	110,899	USD	958,914	NOK	—	(8)
UBS AG	2/5/2019	133,782	USD	199,398	NZD	—	(4)
UBS AG	2/5/2019	203,311	USD	1,797,782	SEK	—	(5)
UBS AG	2/7/2019	67,728	USD	92,264	SGD	—	(15)
						$110,507	$(236,970)

CURRENCY LEGEND
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 101.2%

Japan – 101.2%

Air Freight & Logistics – 0.3%

Kintetsu World Express, Inc.	100	$1,478

SG Holdings Co., Ltd.	100	2,611

Yamato Holdings Co., Ltd.	100	2,756

Total Air Freight & Logistics		6,845

Airlines – 0.6%

ANA Holdings, Inc.	200	7,184

Japan Airlines Co., Ltd.	200	7,093

Total Airlines		14,277

Auto Components – 3.9%

Aisan Industry Co., Ltd.	400	2,702

Aisin Seiki Co., Ltd.	200	6,964

Bridgestone Corp.	700	27,026

Daido Metal Co., Ltd.	200	1,416

Denso Corp.	500	22,299

Eagle Industry Co., Ltd.	200	2,328

Futaba Industrial Co., Ltd.	200	1,004

G-Tekt Corp.	100	1,334

NGK Spark Plug Co., Ltd.	100	1,998

NOK Corp.(a)	200	2,800

Stanley Electric Co., Ltd.	100	2,816

Sumitomo Electric Industries Ltd.	500	6,663

Sumitomo Rubber Industries Ltd.	300	3,555

Tokai Rika Co., Ltd.	200	3,325

Toyoda Gosei Co., Ltd.	100	1,982

Toyota Boshoku Corp.	200	2,991

TS Tech Co., Ltd.	100	2,753

Yokohama Rubber Co., Ltd. (The)	100	1,882

Total Auto Components		95,838

Automobiles – 10.3%

Honda Motor Co., Ltd.	1,400	36,935

Isuzu Motors Ltd.	600	8,468

Mazda Motor Corp.	300	3,103

Mitsubishi Motors Corp.	800	4,389

Nissan Motor Co., Ltd.	5,300	42,525

Subaru Corp.	900	19,359

Suzuki Motor Corp.	200	10,148

Toyota Motor Corp.	2,130	124,366

Yamaha Motor Co., Ltd.(a)	200	3,936

Total Automobiles		253,229

Banks – 8.6%

Aozora Bank Ltd.	200	5,970

Chiba Bank Ltd. (The)	600	3,358

Chugoku Bank Ltd. (The)	200	1,690

Concordia Financial Group Ltd.	600	2,308

Ehime Bank Ltd. (The)	200	1,972

FIDEA Holdings Co., Ltd.	1,100	1,343

Fukui Bank Ltd. (The)	100	1,448

Fukuoka Financial Group, Inc.	200	4,078

Gunma Bank Ltd. (The)	500	2,092

Hachijuni Bank Ltd. (The)	700	2,877

Hokuhoku Financial Group, Inc.	200	2,259

Iyo Bank Ltd. (The)	400	2,114

Kyushu Financial Group, Inc.	500	1,896

Mebuki Financial Group, Inc.	1,270	3,380

Mitsubishi UFJ Financial Group, Inc.	10,500	51,478

Mizuho Financial Group, Inc.	26,200	40,668

Musashino Bank Ltd. (The)	100	2,318

Nishi-Nippon Financial Holdings, Inc.	200	1,746

North Pacific Bank Ltd.	800	2,144

Resona Holdings, Inc.	2,100	10,120

Senshu Ikeda Holdings, Inc.	700	1,914

Seven Bank Ltd.	1,100	3,148

Shizuoka Bank Ltd. (The)	400	3,139

Sumitomo Mitsui Financial Group, Inc.	1,400	46,511

Sumitomo Mitsui Trust Holdings, Inc.	300	10,998

Total Banks		210,969

Beverages – 1.3%

Asahi Group Holdings Ltd.	200	7,782

Coca-Cola Bottlers Japan Holdings, Inc.(a)	150	4,491

Kirin Holdings Co., Ltd.	500	10,475

Suntory Beverage & Food Ltd.	200	9,042

Total Beverages		31,790

Building Products – 1.4%

AGC, Inc.	200	6,252

Aica Kogyo Co., Ltd.	200	6,708

Daikin Industries Ltd.	100	10,659

LIXIL Group Corp.	200	2,483

Sanwa Holdings Corp.	400	4,554

TOTO Ltd.	100	3,473

Total Building Products		34,129

Capital Markets – 2.1%

Daiwa Securities Group, Inc.	1,800	9,132

Ichigo, Inc.(a)	1,100	3,198

Ichiyoshi Securities Co., Ltd.	100	735

IwaiCosmo Holdings, Inc.	200	2,158

Japan Exchange Group, Inc.	500	8,107

kabu.com Securities Co., Ltd.	600	2,062

Kyokuto Securities Co., Ltd.	200	2,140

Matsui Securities Co., Ltd.	300	3,158

Nomura Holdings, Inc.	3,100	11,890

Okasan Securities Group, Inc.	400	1,779

SBI Holdings, Inc.	200	3,936

Tokai Tokyo Financial Holdings, Inc.	600	2,570

Total Capital Markets		50,865

Chemicals – 4.2%

Asahi Kasei Corp.	1,000	10,299

Daicel Corp.	300	3,093

DIC Corp.	100	3,072

Hitachi Chemical Co., Ltd.	200	3,026

JSR Corp.	200	3,017

Kansai Paint Co., Ltd.	100	1,927

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2018

Investments	Shares	Value

Kuraray Co., Ltd.	300	$4,238

Mitsubishi Chemical Holdings Corp.	1,100	8,348

Mitsubishi Gas Chemical Co., Inc.	200	3,017

Mitsui Chemicals, Inc.	200	4,528

Nihon Parkerizing Co., Ltd.	300	3,478

Nippon Kayaku Co., Ltd.	300	3,831

Nippon Paint Holdings Co., Ltd.	100	3,427

Nissan Chemical Corp.	100	5,250

Nitto Denko Corp.	100	5,052

Shin-Etsu Chemical Co., Ltd.	100	7,780

Showa Denko K.K.	100	2,980

Sumitomo Chemical Co., Ltd.	1,100	5,344

Taiyo Nippon Sanso Corp.	200	3,274

Teijin Ltd.	200	3,203

Toagosei Co., Ltd.	300	3,314

Toray Industries, Inc.	600	4,222

Tosoh Corp.	200	2,610

Toyobo Co., Ltd.	100	1,366

Ube Industries Ltd.	100	2,036

Valqua Ltd.	100	2,021

Total Chemicals		103,753

Commercial Services & Supplies – 0.8%

Dai Nippon Printing Co., Ltd.	200	4,187

Kokuyo Co., Ltd.	200	2,926

Okamura Corp.	200	2,585

Park24 Co., Ltd.	100	2,199

Secom Co., Ltd.	100	8,307

Total Commercial Services & Supplies		20,204

Construction & Engineering – 1.4%

COMSYS Holdings Corp.	200	4,891

Kajima Corp.	300	4,041

Kyowa Exeo Corp.	200	4,699

Obayashi Corp.	500	4,530

Okumura Corp.	100	2,917

Raito Kogyo Co., Ltd.	200	2,667

Shimizu Corp.	400	3,263

Taikisha Ltd.	100	2,668

Taisei Corp.	100	4,288

Total Construction & Engineering		33,964

Construction Materials – 0.2%

Geostr Corp.	500	1,914

Taiheiyo Cement Corp.	100	3,094

Total Construction Materials		5,008

Distributors – 0.3%

Canon Marketing Japan, Inc.	100	1,787

Paltac Corp.	100	4,730

Total Distributors		6,517

Diversified Consumer Services – 0.2%

Benesse Holdings, Inc.	100	2,550

Meiko Network Japan Co., Ltd.(a)	200	1,634

Total Diversified Consumer Services		4,184

Diversified Telecommunication Services – 2.6%

Nippon Telegraph & Telephone Corp.	1,600	65,362

Electric Utilities – 1.1%

Chubu Electric Power Co., Inc.	400	5,697

Chugoku Electric Power Co., Inc. (The)	400	5,206

Kansai Electric Power Co., Inc. (The)	500	7,519

Kyushu Electric Power Co., Inc.	300	3,579

Shikoku Electric Power Co., Inc.	200	2,421

Tohoku Electric Power Co., Inc.	300	3,965

Total Electric Utilities		28,387

Electrical Equipment – 1.6%

Helios Techno Holding Co., Ltd.	300	1,687

Idec Corp.	100	1,718

Mabuchi Motor Co., Ltd.	100	3,072

Mitsubishi Electric Corp.	1,400	15,523

Nidec Corp.	100	11,370

Nissin Electric Co., Ltd.	200	1,464

Nitto Kogyo Corp.	300	4,747

Total Electrical Equipment		39,581

Electronic Equipment, Instruments & Components – 2.8%

Alps Electric Co., Ltd.	100	1,946

Amano Corp.	100	1,940

Azbil Corp.	200	3,956

Canon Electronics, Inc.	200	3,500

CMK Corp.(a)	200	1,121

Dexerials Corp.	200	1,473

Hamamatsu Photonics K.K.	100	3,368

Hitachi High-Technologies Corp.	100	3,149

Hitachi Ltd.	600	16,053

Macnica Fuji Electronics Holdings, Inc.	100	1,230

Murata Manufacturing Co., Ltd.	100	13,631

Nippon Electric Glass Co., Ltd.	100	2,454

Nohmi Bosai Ltd.	200	3,361

Omron Corp.	100	3,646

Satori Electric Co., Ltd.	300	2,390

Sumida Corp.	100	1,155

Yaskawa Electric Corp.	100	2,459

Yokogawa Electric Corp.	200	3,465

Total Electronic Equipment, Instruments & Components		70,297

Energy Equipment & Services – 0.1%

Shinko Plantech Co., Ltd.	200	2,120

Entertainment – 1.3%

COLOPL, Inc.(a)	300	2,062

Koei Tecmo Holdings Co., Ltd.	140	2,317

Konami Holdings Corp.	100	4,380

Nintendo Co., Ltd.	50	13,346

Square Enix Holdings Co., Ltd.	100	2,722

Toho Co., Ltd.	200	7,255

Total Entertainment		32,082

Food & Staples Retailing – 1.9%

Aeon Co., Ltd.	400	7,837

Arcs Co., Ltd.	100	2,231

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2018

Investments	Shares	Value

Cawachi Ltd.	100	$1,651

FamilyMart UNY Holdings Co., Ltd.	55	6,973

Lawson, Inc.	100	6,335

Seven & I Holdings Co., Ltd.	400	17,438

Valor Holdings Co., Ltd.	200	4,823

Total Food & Staples Retailing		47,288

Food Products – 1.1%

Ajinomoto Co., Inc.	300	5,351

Kewpie Corp.	100	2,239

MEIJI Holdings Co., Ltd.	100	8,167

NH Foods Ltd.	100	3,769

Toyo Suisan Kaisha Ltd.	100	3,495

Yamazaki Baking Co., Ltd.	200	4,204

Total Food Products		27,225

Gas Utilities – 0.4%

Osaka Gas Co., Ltd.	200	3,662

Saibu Gas Co., Ltd.	100	2,314

Tokyo Gas Co., Ltd.	200	5,078

Total Gas Utilities		11,054

Health Care Equipment & Supplies – 1.1%

Hoya Corp.	200	12,058

Nihon Kohden Corp.	100	3,254

Nipro Corp.	200	2,452

Olympus Corp.	100	3,076

Terumo Corp.	100	5,673

Total Health Care Equipment & Supplies		26,513

Health Care Providers & Services – 0.4%

Alfresa Holdings Corp.	100	2,555

BML, Inc.	100	2,572

Medipal Holdings Corp.	200	4,293

Total Health Care Providers & Services		9,420

Hotels, Restaurants & Leisure – 0.6%

Kisoji Co., Ltd.	100	2,261

McDonald’s Holdings Co., Japan Ltd.	100	4,247

Round One Corp.	100	1,028

Skylark Holdings Co., Ltd.	200	3,163

Tosho Co., Ltd.	100	3,122

Total Hotels, Restaurants & Leisure		13,821

Household Durables – 2.2%

Casio Computer Co., Ltd.	200	2,377

Foster Electric Co., Ltd.	100	1,155

Haseko Corp.	300	3,158

Iida Group Holdings Co., Ltd.	200	3,465

Nihon House Holdings Co., Ltd.	500	1,909

Nikon Corp.	100	1,490

Panasonic Corp.	1,400	12,640

Sekisui Chemical Co., Ltd.	300	4,460

Sekisui House Ltd.	700	10,330

Sony Corp.	200	9,709

Sumitomo Forestry Co., Ltd.	200	2,625

Total Household Durables		53,318

Household Products – 0.4%

Pigeon Corp.	100	4,284

Unicharm Corp.	200	6,488

Total Household Products		10,772

Independent Power & Renewable Electricity Producers – 0.2%

Electric Power Development Co., Ltd.	200	4,750

Industrial Conglomerates – 0.2%

Nisshinbo Holdings, Inc.	200	1,515

Seibu Holdings, Inc.	200	3,489

Total Industrial Conglomerates		5,004

Insurance – 5.7%

Dai-ichi Life Holdings, Inc.	800	12,527

Japan Post Holdings Co., Ltd.	4,800	55,344

Japan Post Insurance Co., Ltd.	500	11,607

MS&AD Insurance Group Holdings, Inc.	500	14,273

Sompo Holdings, Inc.	300	10,205

Sony Financial Holdings, Inc.	400	7,492

T&D Holdings, Inc.	100	1,166

Tokio Marine Holdings, Inc.	600	28,634

Total Insurance		141,248

Interactive Media & Services – 0.5%

COOKPAD, Inc.	500	1,358

Mixi, Inc.	100	2,098

Yahoo Japan Corp.	3,300	8,242

Total Interactive Media & Services		11,698

Internet & Direct Marketing Retail – 0.1%

Rakuten, Inc.	200	1,342

ZOZO, Inc.	100	1,832

Total Internet & Direct Marketing Retail		3,174

IT Services – 1.3%

Fujitsu Ltd.	100	6,241

GMO Internet, Inc.	100	1,341

Itochu Techno-Solutions Corp.	200	3,872

Nomura Research Institute Ltd.	120	4,457

NS Solutions Corp.	100	2,406

NSD Co., Ltd.	200	3,868

NTT Data Corp.	500	5,491

Otsuka Corp.	200	5,505

Total IT Services		33,181

Leisure Products – 1.1%

Bandai Namco Holdings, Inc.	200	8,978

Fields Corp.	200	1,393

Heiwa Corp.	100	2,034

Sankyo Co., Ltd.	100	3,810

Sega Sammy Holdings, Inc.	300	4,200

Tomy Co., Ltd.	200	2,005

Yamaha Corp.	100	4,266

Total Leisure Products		26,686

Machinery – 5.0%

Amada Holdings Co., Ltd.	300	2,702

Daifuku Co., Ltd.	100	4,576

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2018

Investments	Shares	Value

DMG Mori Co., Ltd.	100	$1,131

Ebara Corp.	100	2,252

FANUC Corp.	100	15,194

Giken Ltd.	200	6,316

Glory Ltd.	100	2,255

Hino Motors Ltd.	500	4,740

Hitachi Construction Machinery Co., Ltd.	100	2,344

JTEKT Corp.	300	3,352

Komatsu Ltd.	700	15,092

Kubota Corp.	500	7,116

Kurita Water Industries Ltd.	200	4,856

Makita Corp.	100	3,559

MINEBEA MITSUMI, Inc.	100	1,449

MISUMI Group, Inc.	200	4,227

Mitsubishi Heavy Industries Ltd.	200	7,212

Miura Co., Ltd.	200	4,566

Morita Holdings Corp.	200	3,274

Nabtesco Corp.	100	2,184

NGK Insulators Ltd.	200	2,718

Noritake Co., Ltd.	100	4,138

NSK Ltd.	500	4,325

NTN Corp.	1,000	2,899

Sodick Co., Ltd.	200	1,256

Sumitomo Heavy Industries Ltd.	200	5,970

Tadano Ltd.	200	1,821

THK Co., Ltd.	100	1,879

Total Machinery		123,403

Marine – 0.1%

Mitsui OSK Lines Ltd.	100	2,187

Media – 0.5%

CyberAgent, Inc.	100	3,869

Dentsu, Inc.	100	4,471

Hakuhodo DY Holdings, Inc.	100	1,435

SKY Perfect JSAT Holdings, Inc.	600	2,565

Total Media		12,340

Metals & Mining – 1.9%

Daido Steel Co., Ltd.	100	3,942

Dowa Holdings Co., Ltd.	100	3,008

Godo Steel Ltd.	200	2,918

Hitachi Metals Ltd.	200	2,096

JFE Holdings, Inc.	500	8,007

Kobe Steel Ltd.	300	2,089

Kyoei Steel Ltd.	100	1,513

Mitsubishi Materials Corp.	100	2,639

Nippon Light Metal Holdings Co., Ltd.	1,500	3,049

Nippon Steel & Sumitomo Metal Corp.	800	13,799

OSAKA Titanium Technologies Co., Ltd.	100	1,528

Sumitomo Metal Mining Co., Ltd.	100	2,687

Total Metals & Mining		47,275

Multiline Retail – 0.2%

J. Front Retailing Co., Ltd.	200	2,297

Marui Group Co., Ltd.	200	3,888

Total Multiline Retail		6,185

Oil, Gas & Consumable Fuels – 0.9%

Idemitsu Kosan Co., Ltd.	100	3,290

JXTG Holdings, Inc.	2,750	14,455

Showa Shell Sekiyu K.K.	400	5,618

Total Oil, Gas & Consumable Fuels		23,363

Paper & Forest Products – 0.3%

Hokuetsu Corp.	400	1,819

Nippon Paper Industries Co., Ltd.	100	1,791

Oji Holdings Corp.	900	4,635

Total Paper & Forest Products		8,245

Personal Products – 1.1%

Fancl Corp.	100	2,558

Kao Corp.	200	14,864

Pola Orbis Holdings, Inc.	100	2,706

Shiseido Co., Ltd.	100	6,282

Total Personal Products		26,410

Pharmaceuticals – 5.0%

Astellas Pharma, Inc.	1,000	12,774

Chugai Pharmaceutical Co., Ltd.	200	11,630

Daiichi Sankyo Co., Ltd.	400	12,800

Eisai Co., Ltd.	100	7,749

Kaken Pharmaceutical Co., Ltd.	100	4,434

KYORIN Holdings, Inc.	100	2,188

Kyowa Hakko Kirin Co., Ltd.	100	1,893

Mitsubishi Tanabe Pharma Corp.	600	8,646

Ono Pharmaceutical Co., Ltd.	300	6,139

Otsuka Holdings Co., Ltd.	300	12,286

Santen Pharmaceutical Co., Ltd.	100	1,446

Shionogi & Co., Ltd.	100	5,716

Sumitomo Dainippon Pharma Co., Ltd.	200	6,371

Takeda Pharmaceutical Co., Ltd.(a)	900	30,392

Total Pharmaceuticals		124,464

Professional Services – 0.6%

Recruit Holdings Co., Ltd.	400	9,707

TechnoPro Holdings, Inc.	100	4,124

Total Professional Services		13,831

Real Estate Management & Development – 2.4%

Aeon Mall Co., Ltd.	100	1,594

Daito Trust Construction Co., Ltd.	100	13,685

Daiwa House Industry Co., Ltd.	400	12,753

Hulic Co., Ltd.	400	3,591

Mitsubishi Estate Co., Ltd.	500	7,882

Mitsui Fudosan Co., Ltd.	300	6,686

Nomura Real Estate Holdings, Inc.	200	3,673

Prospect Co., Ltd.	4,000	839

Sun Frontier Fudousan Co., Ltd.	100	970

Tokyo Tatemono Co., Ltd.	200	2,078

Tokyu Fudosan Holdings Corp.	500	2,470

Unizo Holdings Co., Ltd.	100	1,862

Total Real Estate Management & Development		58,083

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2018

Investments	Shares	Value

Road & Rail – 2.0%

East Japan Railway Co.	200	$17,702

Hankyu Hanshin Holdings, Inc.	200	6,654

Kyushu Railway Co.	100	3,386

Nikkon Holdings Co., Ltd.	200	4,789

Seino Holdings Co., Ltd.	400	5,257

Senko Group Holdings Co., Ltd.	300	2,278

Tokyu Corp.	200	3,272

West Japan Railway Co.	100	7,074

Total Road & Rail		50,412

Semiconductors & Semiconductor Equipment – 0.8%

Advantest Corp.	200	4,091

Mimasu Semiconductor Industry Co., Ltd.	100	1,189

SUMCO Corp.	100	1,118

Tokyo Electron Ltd.	100	11,407

Tokyo Seimitsu Co., Ltd.	100	2,528

Total Semiconductors & Semiconductor Equipment		20,333

Software – 0.5%

Oracle Corp.	100	6,380

Trend Micro, Inc.	100	5,442

Total Software		11,822

Specialty Retail – 1.8%

Adastria Co., Ltd.	200	3,381

Aoyama Trading Co., Ltd.	100	2,402

DCM Holdings Co., Ltd.	300	3,136

Fast Retailing Co., Ltd.	25	12,845

Geo Holdings Corp.	200	3,042

Gfoot Co., Ltd.	200	1,331

K’s Holdings Corp.	200	1,969

Kohnan Shoji Co., Ltd.	100	2,426

Konaka Co., Ltd.	400	1,608

T-Gaia Corp.	100	1,893

USS Co., Ltd.	300	5,056

Yamada Denki Co., Ltd.(a)	800	3,843

Yellow Hat Ltd.	100	2,389

Total Specialty Retail		45,321

Technology Hardware, Storage & Peripherals – 2.8%

Brother Industries Ltd.	200	2,973

Canon, Inc.(a)	1,500	41,029

FUJIFILM Holdings Corp.	200	7,784

Investments	Shares	Value

Konica Minolta, Inc.	300	$2,715

NEC Corp.	200	5,952

Ricoh Co., Ltd.	200	1,963

Seiko Epson Corp.	400	5,644

Total Technology Hardware, Storage & Peripherals		68,060

Textiles, Apparel & Luxury Goods – 0.1%

Baroque Japan Ltd.	200	1,679

Tobacco – 2.3%

Japan Tobacco, Inc.	2,400	57,236

Trading Companies & Distributors – 4.7%

ITOCHU Corp.	1,400	23,824

Marubeni Corp.	1,900	13,376

Mitsubishi Corp.	1,500	41,289

Sojitz Corp.	1,100	3,830

Sumitomo Corp.	1,400	19,925

Toyota Tsusho Corp.	200	5,915

Yamazen Corp.	500	4,703

Yuasa Trading Co., Ltd.	100	2,867

Total Trading Companies & Distributors		115,729

Wireless Telecommunication Services – 5.9%

KDDI Corp.	2,000	47,833

NTT DOCOMO, Inc.	3,700	83,382

SoftBank Group Corp.	200	13,316

Total Wireless Telecommunication Services		144,531
TOTAL COMMON STOCKS (Cost: $2,435,438)		2,495,462

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $36,635)(c)	36,635	36,635

TOTAL INVESTMENTS IN SECURITIES – 102.7% (Cost: $2,472,073)		2,532,097

Other Assets less Liabilities – (2.7)%		(66,301)

NET ASSETS – 100.0%		$2,465,796
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $83,341 and the total market value of the collateral held by the Fund was $87,542. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $50,907.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/8/2019	51,960,085	JPY	473,648	USD	$—	$(18)
Bank of America N.A.	2/5/2019	431,292	USD	47,211,120	JPY	—	(3)
Barclays Bank PLC	1/8/2019	51,960,132	JPY	473,648	USD	—	(18)
Barclays Bank PLC	1/8/2019	476,160	USD	53,873,837	JPY	—	(14,914)
Barclays Bank PLC	2/5/2019	431,292	USD	47,212,068	JPY	—	(12)
Citibank N.A.	1/8/2019	1,319,916	JPY	11,961	USD	70	—

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

December 31, 2018

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/8/2019	51,964,727	JPY	473,648	USD	$24	$—
Citibank N.A.	1/8/2019	476,160	USD	53,873,170	JPY	—	(14,908)
Citibank N.A.	2/5/2019	431,292	USD	47,214,484	JPY	—	(34)
Commonwealth Bank of Australia	1/8/2019	362,792	USD	41,048,717	JPY	—	(11,378)
Goldman Sachs	1/8/2019	51,959,232	JPY	473,648	USD	—	(26)
Goldman Sachs	1/8/2019	476,160	USD	53,871,885	JPY	—	(14,896)
Goldman Sachs	2/5/2019	431,292	USD	47,210,041	JPY	6	—
UBS AG	1/8/2019	39,589,256	JPY	360,879	USD	—	(13)
UBS AG	1/8/2019	476,160	USD	53,878,599	JPY	—	(14,957)
UBS AG	2/5/2019	328,608	USD	35,971,107	JPY	—	(5)
						$100	$(71,182)

CURRENCY LEGEND
JPY	Japanese yen
USD	U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 99.9%

Brazil – 5.0%

AES Tiete Energia S.A.	3,619	$9,356

Alupar Investimento S.A.	1,735	8,206

Ambev S.A.	36,545	145,020

B3 S.A. - Brasil Bolsa Balcao	12,041	83,292

Banco Bradesco S.A.	5,978	52,211

Banco do Brasil S.A.	7,331	87,936

Banco Santander Brasil S.A.	2,522	27,785

BB Seguridade Participacoes S.A.	7,171	51,048

CCR S.A.	18,559	53,631

Cia de Saneamento Basico do Estado de Sao Paulo	3,437	27,934

Cia de Saneamento de Minas Gerais-COPASA	1,400	22,226

Cia de Saneamento do Parana	1,400	22,215

Cia Hering	2,619	19,759

Cielo S.A.	21,516	49,352

Cosan S.A.	1,407	12,147

EcoRodovias Infraestrutura e Logistica S.A.	4,200	10,165

EDP - Energias do Brasil S.A.	3,797	14,450

Energisa S.A.	1,800	17,230

Engie Brasil Energia S.A.	4,525	38,551

Equatorial Energia S.A.	1,201	23,104

Estacio Participacoes S.A.	1,853	11,360

Ez Tec Empreendimentos e Participacoes S.A.	2,599	16,778

Fleury S.A.	2,600	13,269

Grendene S.A.	6,052	12,804

Hypera S.A.	4,700	36,623

IRB Brasil Resseguros S.A.	700	15,074

Itau Unibanco Holding S.A.	3,765	29,191

Kroton Educacional S.A.	14,995	34,317

Localiza Rent a Car S.A.	1,900	14,584

LOG Commercial Properties e Participacoes S.A.*	370	1,721

Lojas Renner S.A.	2,642	28,903

MRV Engenharia e Participacoes S.A.	5,129	16,357

Multiplan Empreendimentos Imobiliarios S.A.	2,282	14,313

Multiplus S.A.	1,402	9,098

Natura Cosmeticos S.A.	920	10,682

Odontoprev S.A.	3,925	13,925

Petrobras Distribuidora S.A.	3,700	24,535

Petroleo Brasileiro S.A.	3,100	20,316

Qualicorp Consultoria e Corretora de Seguros S.A.	5,305	17,643

Raia Drogasil S.A.	802	11,826

Sao Martinho S.A.	1,500	7,040

SLC Agricola S.A.	700	7,560

Smiles Fidelidade S.A.	1,252	14,139

Sul America S.A.	1,589	11,726

Suzano Papel e Celulose S.A.	1,300	12,773

TIM Participacoes S.A.	6,838	20,907

TOTVS S.A.	1,604	11,236

Transmissora Alianca de Energia Eletrica S.A.	9,123	55,551

Tupy S.A.	1,500	7,799

Ultrapar Participacoes S.A.	4,059	55,715

Vale S.A.	28,691	377,538

WEG S.A.	2,839	12,848

Total Brazil		1,723,769

Chile – 1.2%

AES Gener S.A.	55,925	15,545

Aguas Andinas S.A. Class A	45,642	25,104

AntarChile S.A.	992	13,020

Banco de Chile	91,104	13,018

Banco de Credito e Inversiones S.A.	407	26,440

Banco Santander Chile	489,973	36,494

Cencosud S.A.	11,588	20,979

Cia Cervecerias Unidas S.A.	958	12,307

Colbun S.A.	145,591	29,236

Empresa Nacional de Telecomunicaciones S.A.	942	7,305

Empresas CMPC S.A.	5,840	18,564

Empresas COPEC S.A.	1,233	14,796

Enel Americas S.A.	323,865	57,171

Enel Chile S.A.	315,922	30,486

Engie Energia Chile S.A.	5,615	10,263

Grupo Security S.A.	16,412	6,880

Inversiones Aguas Metropolitanas S.A.	9,865	14,397

Parque Arauco S.A.	5,554	12,364

S.A.C.I. Falabella	4,402	32,283

Sociedad Matriz SAAM S.A.	120,754	10,417

SONDA S.A.	7,510	11,762

Vina Concha y Toro S.A.	4,882	9,529

Total Chile		428,360

China – 27.5%

AAC Technologies Holdings, Inc.	4,500	26,123

Agile Group Holdings Ltd.	32,000	37,643

Agricultural Bank of China Ltd. Class A	70,300	36,861

Agricultural Bank of China Ltd. Class H	290,000	127,048

Air China Ltd. Class H	12,000	10,453

Aisino Corp. Class A	2,100	7,001

Angang Steel Co., Ltd. Class H	14,000	9,656

Anhui Conch Cement Co., Ltd. Class A	4,900	20,897

Anhui Conch Cement Co., Ltd. Class H	10,500	50,962

Anhui Expressway Co., Ltd. Class H	14,000	8,368

ANTA Sports Products Ltd.	9,000	43,164

Anxin Trust Co., Ltd. Class A	9,400	5,983

Bank of Beijing Co., Ltd. Class A	23,600	19,284

Bank of China Ltd. Class A	57,000	29,971

Bank of China Ltd. Class H	810,000	349,684

Bank of Communications Co., Ltd. Class A	44,500	37,528

Bank of Communications Co., Ltd. Class H	223,000	174,028

Bank of Jiangsu Co., Ltd. Class A	8,800	7,652

Bank of Nanjing Co., Ltd. Class A	11,800	11,103

Bank of Ningbo Co., Ltd. Class A	3,400	8,032

Bank of Shanghai Co., Ltd. Class A	8,100	13,202

Baoshan Iron & Steel Co., Ltd. Class A	32,300	30,580

Beijing Capital International Airport Co., Ltd. Class H	14,000	14,859

Beijing Enterprises Holdings Ltd.	3,500	18,552

Beijing Enterprises Water Group Ltd.*	98,000	49,943

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

Beijing Jingneng Clean Energy Co., Ltd. Class H	60,000	$14,484

BOE Technology Group Co., Ltd. Class A	31,600	12,105

Brilliance China Automotive Holdings Ltd.	12,000	8,936

Central China Securities Co., Ltd. Class H	28,000	5,937

CGN Power Co., Ltd. Class H(a)	111,000	26,370

Changjiang Securities Co., Ltd. Class A	12,900	9,676

China Aoyuan Group Ltd.	19,000	12,061

China BlueChemical Ltd. Class H	20,000	6,284

China Cinda Asset Management Co., Ltd. Class H	124,000	30,092

China CITIC Bank Corp., Ltd. Class A	7,600	6,033

China CITIC Bank Corp., Ltd. Class H	122,000	74,172

China Communications Construction Co., Ltd. Class H	40,000	37,806

China Communications Services Corp., Ltd. Class H	14,000	11,587

China Conch Venture Holdings Ltd.	11,000	32,736

China Construction Bank Corp. Class A	12,300	11,412

China Construction Bank Corp. Class H	1,047,000	863,880

China Everbright Bank Co., Ltd. Class A	37,900	20,425

China Everbright Bank Co., Ltd. Class H	34,000	14,722

China Everbright International Ltd.	32,407	29,057

China Evergrande Group(b)	35,000	104,830

China Fortune Land Development Co., Ltd. Class A	2,300	8,526

China Galaxy Securities Co., Ltd. Class H	38,000	17,181

China Gas Holdings Ltd.	10,400	37,061

China Gezhouba Group Co., Ltd. Class A	7,700	7,088

China Hongqiao Group Ltd.(b)	21,000	11,936

China International Marine Containers Group Co., Ltd. Class H	6,200	5,955

China Jinmao Holdings Group Ltd.	78,000	35,068

China Lesso Group Holdings Ltd.	21,000	10,514

China Life Insurance Co., Ltd. Class A	2,400	7,128

China Life Insurance Co., Ltd. Class H	33,000	70,136

China Lilang Ltd.	18,000	15,174

China Longyuan Power Group Corp., Ltd. Class H	16,000	10,892

China Medical System Holdings Ltd.	16,000	14,877

China Mengniu Dairy Co., Ltd.*	4,000	12,466

China Merchants Bank Co., Ltd. Class A	21,500	78,914

China Merchants Bank Co., Ltd. Class H	22,500	82,478

China Merchants Securities Co., Ltd. Class H(a)(b)	9,200	12,244

China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	3,700	9,350

China Minsheng Banking Corp., Ltd. Class A	41,100	34,301

China Mobile Ltd.	63,500	611,127

China Molybdenum Co., Ltd. Class H	33,000	12,139

China National Building Material Co., Ltd. Class H	20,000	13,692

China Oriental Group Co., Ltd.	22,000	13,094

China Overseas Land & Investment Ltd.	24,000	82,459

China Pacific Insurance Group Co., Ltd. Class A	4,800	19,876

China Pacific Insurance Group Co., Ltd. Class H	13,800	44,682

China Petroleum & Chemical Corp. Class A	58,400	42,956

China Petroleum & Chemical Corp. Class H	654,000	466,943

China Power International Development Ltd.	110,666	25,160

China Railway Construction Corp., Ltd. Class A	6,000	9,499

China Railway Construction Corp., Ltd. Class H	7,500	10,403

China Railway Group Ltd. Class H	17,000	15,481

China Railway Signal & Communication Corp., Ltd. Class H(a)	14,000	9,799

China Reinsurance Group Corp. Class H	64,000	13,079

China Resources Beer Holdings Co., Ltd.	4,000	13,973

China Resources Cement Holdings Ltd.	30,000	27,014

China Resources Gas Group Ltd.	4,000	15,838

China Resources Land Ltd.	20,000	76,890

China Resources Pharmaceutical Group Ltd.(a)	6,000	7,832

China Resources Power Holdings Co., Ltd.	30,000	57,706

China Sanjiang Fine Chemicals Co., Ltd.	32,000	7,684

China SCE Group Holdings Ltd.	33,000	12,012

China Shenhua Energy Co., Ltd. Class A	6,100	15,957

China Shenhua Energy Co., Ltd. Class H	52,000	113,971

China South City Holdings Ltd.	64,000	9,074

China Southern Airlines Co., Ltd. Class H	14,000	8,672

China State Construction Engineering Corp., Ltd. Class A	37,100	30,801

China State Construction International Holdings Ltd.	22,000	17,478

China Suntien Green Energy Corp., Ltd. Class H	37,000	9,546

China Telecom Corp., Ltd. Class H	108,000	55,177

China Travel International Investment Hong Kong Ltd.	42,000	11,212

China Unicom Hong Kong Ltd.	12,000	12,813

China Vanke Co., Ltd. Class A	11,100	38,511

China Vanke Co., Ltd. Class H	11,300	38,391

China Yangtze Power Co., Ltd. Class A	21,600	49,960

China Yongda Automobiles Services Holdings Ltd.(b)	19,000	11,551

China ZhengTong Auto Services Holdings Ltd.	18,500	11,035

China Zhongwang Holdings Ltd.	34,400	15,246

Chongqing Rural Commercial Bank Co., Ltd. Class H	26,000	13,947

CIFI Holdings Group Co., Ltd.	52,000	27,629

CITIC Ltd.	56,000	87,834

CITIC Securities Co., Ltd. Class A	10,200	23,785

CITIC Securities Co., Ltd. Class H	14,500	25,002

CITIC Telecom International Holdings Ltd.	41,000	14,401

CNOOC Ltd.	176,000	272,002

Country Garden Holdings Co., Ltd.	77,000	93,726

CRRC Corp., Ltd. Class A	11,500	15,108

CRRC Corp., Ltd. Class H	26,000	25,371

CSPC Pharmaceutical Group Ltd.	16,000	23,093

Dah Chong Hong Holdings Ltd.	28,000	9,692

Dali Foods Group Co., Ltd.(a)	17,500	12,942

Daqin Railway Co., Ltd. Class A	22,300	26,731

Datang International Power Generation Co., Ltd. Class H	38,000	8,930

Dongfeng Motor Group Co., Ltd. Class H	34,000	30,833

Dongyue Group Ltd.	22,000	11,352

ENN Energy Holdings Ltd.	3,700	32,821

Fangda Carbon New Material Co., Ltd. Class A	6,400	15,577

Fangda Special Steel Technology Co., Ltd. Class A	4,700	6,839

Fosun International Ltd.	17,500	25,481

Fufeng Group Ltd.*	19,000	8,033

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

Future Land Development Holdings Ltd.	16,000	$10,954

Fuyao Glass Industry Group Co., Ltd. Class A	2,700	8,958

Fuyao Glass Industry Group Co., Ltd. Class H(a)	4,400	14,078

GD Power Development Co., Ltd. Class A	24,700	9,210

Geely Automobile Holdings Ltd.	32,000	56,403

Gemdale Corp. Class A	7,900	11,069

GF Securities Co., Ltd. Class A	4,800	8,865

GF Securities Co., Ltd. Class H	10,400	14,107

Golden Eagle Retail Group Ltd.	9,000	9,598

Great Wall Motor Co., Ltd. Class H(b)	40,500	23,226

Greatview Aseptic Packaging Co., Ltd.	17,000	9,228

Greenland Holdings Corp., Ltd. Class A	6,600	5,874

Guangdong Investment Ltd.	28,000	54,145

Guangzhou Automobile Group Co., Ltd. Class H	47,200	47,083

Guangzhou R&F Properties Co., Ltd. Class H	18,000	27,221

Guotai Junan Securities Co., Ltd. Class A	6,200	13,835

Guotai Junan Securities Co., Ltd. Class H(a)	3,400	6,879

Haier Electronics Group Co., Ltd.*	6,000	14,760

Haitian International Holdings Ltd.	8,000	15,429

Haitong Securities Co., Ltd. Class A	12,500	16,022

Haitong Securities Co., Ltd. Class H	20,800	19,925

Hangzhou Hikvision Digital Technology Co., Ltd. Class A	4,700	17,634

Harbin Pharmaceutical Group Co., Ltd. Class A	19,600	11,276

Henan Shuanghui Investment & Development Co., Ltd. Class A	2,800	9,621

Hengan International Group Co., Ltd.	7,500	54,602

Hisense Home Appliances Group Co., Ltd. Class H	9,000	6,633

HLA Corp., Ltd. Class A	5,500	6,793

Hopson Development Holdings Ltd.	12,000	9,932

Huabao International Holdings Ltd.	19,000	8,081

Huadian Fuxin Energy Corp., Ltd. Class H	42,000	10,246

Huaneng Power International, Inc. Class H	30,000	19,082

Huaneng Renewables Corp., Ltd. Class H	36,000	9,656

Huaxia Bank Co., Ltd. Class A	6,200	6,673

Huayu Automotive Systems Co., Ltd. Class A	4,600	12,328

Industrial & Commercial Bank of China Ltd. Class A	42,800	32,977

Industrial & Commercial Bank of China Ltd. Class H	741,000	529,059

Industrial Bank Co., Ltd. Class A	30,500	66,369

Inner Mongolia Yili Industrial Group Co., Ltd. Class A	9,000	29,993

Jiangsu Expressway Co., Ltd. Class H	16,000	22,316

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,000	13,796

Jiangxi Copper Co., Ltd. Class H	11,000	12,940

Jiayuan International Group Ltd.(b)	6,000	11,097

Jinke Properties Group Co., Ltd. Class A	8,900	8,024

JNBY Design Ltd.	5,000	7,012

Kangmei Pharmaceutical Co., Ltd. Class A	3,200	4,293

Kingboard Holdings Ltd.	12,000	32,033

Kingboard Laminates Holdings Ltd.	26,500	21,865

Kingsoft Corp., Ltd.	4,000	5,763

Kunlun Energy Co., Ltd.	26,000	27,563

Kweichow Moutai Co., Ltd. Class A	500	42,968

KWG Group Holdings Ltd.*	24,500	21,686

Lee & Man Paper Manufacturing Ltd.	25,000	21,202

Lenovo Group Ltd.	94,000	63,512

Livzon Pharmaceutical Group, Inc. Class H	3,100	9,008

Logan Property Holdings Co., Ltd.	12,000	15,036

Longfor Group Holdings Ltd.	14,500	43,337

Lonking Holdings Ltd.	35,000	9,075

Luye Pharma Group Ltd.(a)(b)	11,500	8,005

Luzhou Laojiao Co., Ltd. Class A	1,700	10,068

Maanshan Iron & Steel Co., Ltd. Class H	22,000	9,694

Metallurgical Corp. of China Ltd. Class H	24,000	5,763

MGM China Holdings Ltd.	4,400	7,385

Minth Group Ltd.	6,000	19,350

NARI Technology Co., Ltd. Class A	2,800	7,557

New China Life Insurance Co., Ltd. Class H	2,700	10,725

Nine Dragons Paper Holdings Ltd.	23,000	21,298

Orient Securities Co., Ltd. Class H(a)	13,200	8,278

People’s Insurance Co. Group of China Ltd. (The) Class H	21,000	8,449

PetroChina Co., Ltd. Class A	18,500	19,428

PetroChina Co., Ltd. Class H	154,000	95,988

PICC Property & Casualty Co., Ltd. Class H	38,000	38,877

Ping An Bank Co., Ltd. Class A	6,100	8,334

Ping An Insurance Group Co. of China Ltd. Class A	12,200	99,687

Ping An Insurance Group Co. of China Ltd. Class H	22,000	194,307

Poly Developments and Holdings Group Co., Ltd. Class A	12,700	21,809

Postal Savings Bank of China Co., Ltd. Class H(a)	52,000	27,430

Powerlong Real Estate Holdings Ltd.	33,000	12,982

Qingdao Haier Co., Ltd. Class A	5,900	11,902

Red Star Macalline Group Corp., Ltd. Class H(a)	11,800	10,128

SAIC Motor Corp., Ltd. Class A	14,100	54,772

Sansteel Minguang Co., Ltd. Fujian Class A	3,400	6,334

Sany Heavy Industry Co., Ltd. Class A	8,300	10,082

Shaanxi Coal Industry Co., Ltd. Class A	12,100	13,112

Shandong Buchang Pharmaceuticals Co., Ltd. Class A	1,600	5,891

Shandong Chenming Paper Holdings Ltd. Class H	14,000	8,011

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	8,000	6,478

Shanghai Electric Group Co., Ltd. Class H	22,000	7,025

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,500	7,344

Shanghai Industrial Holdings Ltd.	10,000	20,232

Shanghai International Port Group Co., Ltd. Class A	14,400	10,864

Shanghai Oriental Pearl Group Co., Ltd. Class A	5,100	7,606

Shanghai Pharmaceuticals Holding Co., Ltd. Class H	7,000	14,234

Shanghai Pudong Development Bank Co., Ltd. Class A	9,400	13,417

Shenzhen Expressway Co., Ltd. Class H	10,000	11,023

Shenzhen International Holdings Ltd.	8,417	16,212

Shenzhen Investment Ltd.	56,000	18,525

Shenzhen Overseas Chinese Town Co., Ltd. Class A	10,700	9,896

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	11,700	6,748

Shenzhou International Group Holdings Ltd.	3,000	34,007

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

Shimao Property Holdings Ltd.	15,000	$40,042

Shougang Fushan Resources Group Ltd.	92,000	18,684

Shui On Land Ltd.	57,500	12,779

Sichuan Expressway Co., Ltd. Class H	22,000	6,772

Sihuan Pharmaceutical Holdings Group Ltd.	34,000	5,949

Sino Biopharmaceutical Ltd.	20,000	13,181

Sino-Ocean Group Holding Ltd.	59,500	26,219

Sinopec Engineering Group Co., Ltd. Class H	12,000	9,855

Sinopec Kantons Holdings Ltd.	16,000	7,091

Sinopec Shanghai Petrochemical Co., Ltd. Class H	76,000	33,295

Sinopharm Group Co., Ltd. Class H	6,800	28,575

Sinotruk Hong Kong Ltd.(b)	9,500	14,318

SITC International Holdings Co., Ltd.	23,000	21,680

SSY Group Ltd.	10,000	7,408

Sun Art Retail Group Ltd.	9,000	9,173

Sunac China Holdings Ltd.(b)	12,000	39,084

Sunny Optical Technology Group Co., Ltd.	2,000	17,779

TBEA Co., Ltd. Class A	8,400	8,307

TCL Corp. Class A	29,800	10,634

TCL Electronics Holdings Ltd.	20,000	7,663

Tencent Holdings Ltd.	4,600	184,485

Tianneng Power International Ltd.	14,000	11,677

Tingyi Cayman Islands Holding Corp.	8,000	10,688

Tong Ren Tang Technologies Co., Ltd. Class H	7,000	9,173

TravelSky Technology Ltd. Class H	5,000	12,804

Tsingtao Brewery Co., Ltd. Class H	2,000	8,072

Uni-President China Holdings Ltd.	9,000	7,817

Want Want China Holdings Ltd.	49,000	34,297

Weichai Power Co., Ltd. Class A	12,300	13,795

Weichai Power Co., Ltd. Class H	31,000	35,437

Weifu High-Technology Group Co., Ltd. Class A	2,000	5,144

Wens Foodstuffs Group Co., Ltd. Class A	4,300	16,397

WH Group Ltd.(a)	118,000	90,881

Wuliangye Yibin Co., Ltd. Class A	2,700	20,009

Xinyi Glass Holdings Ltd.	40,000	44,244

Xinyi Solar Holdings Ltd.	54,000	18,967

XTEP International Holdings Ltd.	21,500	11,671

Yanzhou Coal Mining Co., Ltd. Class H	28,000	22,602

Yonghui Superstores Co., Ltd. Class A	6,200	7,107

Yuexiu Property Co., Ltd.	114,000	20,967

Yuzhou Properties Co., Ltd.	38,000	15,677

Zhejiang Chint Electrics Co., Ltd. Class A	2,600	9,180

Zhejiang Zheneng Electric Power Co., Ltd. Class A	11,000	7,578

Zhengzhou Yutong Bus Co., Ltd. Class A	3,300	5,696

Zhongsheng Group Holdings Ltd.	4,000	7,929

Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,200	12,195

Zijin Mining Group Co., Ltd. Class A	21,600	10,508

Zijin Mining Group Co., Ltd. Class H	54,000	20,484

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	19,800	10,267

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	27,600	9,941

Total China		9,436,117

Czech Republic – 0.4%

CEZ AS	2,457	58,385

Komercni Banka AS	893	33,596

Moneta Money Bank AS(a)	7,689	24,760

O2 Czech Republic AS	1,878	20,103

Total Czech Republic		136,844

Hong Kong – 0.2%

China Water Affairs Group Ltd.	10,000	10,703

Chow Tai Fook Jewellery Group Ltd.	23,400	19,516

CP Pokphand Co., Ltd.	90,000	7,702

Stella International Holdings Ltd.	15,500	18,392

United Energy Group Ltd.	58,000	9,038

Total Hong Kong		65,351

Hungary – 0.4%

Magyar Telekom Telecommunications PLC	10,359	16,242

MOL Hungarian Oil & Gas PLC	4,662	51,134

OTP Bank Nyrt	1,100	44,254

Richter Gedeon Nyrt	580	11,223

Total Hungary		122,853

India – 5.9%

Adani Ports & Special Economic Zone Ltd.	2,904	16,127

Amara Raja Batteries Ltd.	946	10,066

Ambuja Cements Ltd.	3,351	10,804

Apollo Tyres Ltd.	2,521	8,520

Ashok Leyland Ltd.	8,975	13,177

Asian Paints Ltd.	967	19,018

Bajaj Auto Ltd.	512	19,949

Bharat Heavy Electricals Ltd.	10,397	10,886

Bharat Petroleum Corp., Ltd.	17,356	90,180

Bharti Airtel Ltd.	7,573	33,898

Bharti Infratel Ltd.	14,115	52,364

Cadila Healthcare Ltd.	1,361	6,793

Care Ratings Ltd.	631	8,918

Castrol India Ltd.	5,376	11,647

Coal India Ltd.	25,069	86,448

Cummins India Ltd.	798	9,712

Dr. Reddy’s Laboratories Ltd.	317	11,880

Eicher Motors Ltd.	33	10,946

GAIL India Ltd.	4,257	21,969

Godrej Consumer Products Ltd.	1,649	19,147

Grasim Industries Ltd.	1,070	12,653

HCL Technologies Ltd.	1,520	20,996

HEG Ltd.	128	6,797

Hero MotoCorp Ltd.	948	42,152

Hindustan Petroleum Corp., Ltd.	15,093	54,749

Hindustan Unilever Ltd.	2,943	76,706

ICICI Bank Ltd. ADR	4,684	48,198

IDFC Bank Ltd.	15,663	9,726

Indian Oil Corp., Ltd.	57,314	112,510

Infosys Ltd. ADR	27,086	257,859

InterGlobe Aviation Ltd.(a)	563	9,395

IRB Infrastructure Developers Ltd.	4,123	9,694

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

ITC Ltd.	16,984	$68,517

JSW Steel Ltd.	3,683	16,182

Karnataka Bank Ltd. (The)	7,393	11,881

Larsen & Toubro Ltd. GDR Reg S	1,455	29,755

Lupin Ltd.	852	10,304

Mahindra & Mahindra Ltd. GDR	2,830	32,120

Marico Ltd.	3,202	17,126

Maruti Suzuki India Ltd.	454	48,547

Motherson Sumi Systems Ltd.	5,034	12,031

National Aluminium Co., Ltd.	15,028	14,164

Nestle India Ltd.	110	17,465

NHPC Ltd.	70,224	26,152

NLC India Ltd.	6,008	5,994

NTPC Ltd.	20,011	42,722

Oil India Ltd.	4,924	12,329

Oracle Financial Services Software Ltd.	283	15,030

Petronet LNG Ltd.	4,952	15,899

Piramal Enterprises Ltd.	399	13,612

Power Grid Corp. of India Ltd.	12,964	36,887

Reliance Industries Ltd.	5,255	84,397

Reliance Infrastructure Ltd.	1,284	5,815

Sun Pharmaceutical Industries Ltd.	1,676	10,335

Sun TV Network Ltd.	743	6,468

Tata Consultancy Services Ltd.	3,391	91,948

Tata Power Co., Ltd. (The)	12,305	13,536

Tata Steel Ltd.	1,740	12,986

Tech Mahindra Ltd.	3,409	35,311

UPL Ltd.	1,938	21,048

Vedanta Ltd.	19,785	57,302

Vedanta Ltd. ADR	7,383	85,200

Wipro Ltd. ADR	1,203	6,171

Yes Bank Ltd.	3,438	8,953

Zee Entertainment Enterprises Ltd.	2,114	14,427

Total India		2,034,498

Indonesia – 2.6%

Adaro Energy Tbk PT	293,700	24,815

AKR Corporindo Tbk PT	31,800	9,487

Astra International Tbk PT	153,700	87,913

Bank Central Asia Tbk PT	27,400	49,541

Bank Mandiri Persero Tbk PT	116,200	59,595

Bank Negara Indonesia Persero Tbk PT	59,500	36,412

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	47,400	6,757

Bank Rakyat Indonesia Persero Tbk PT	372,100	94,707

Bank Tabungan Negara Persero Tbk PT	39,700	7,012

Bukit Asam Tbk PT	64,800	19,377

Charoen Pokphand Indonesia Tbk PT	26,100	13,114

Gudang Garam Tbk PT	4,700	27,332

Hanjaya Mandala Sampoerna Tbk PT	96,400	24,871

Indo Tambangraya Megah Tbk PT	14,600	20,560

Indocement Tunggal Prakarsa Tbk PT	22,700	29,125

Indofood CBP Sukses Makmur Tbk PT	17,300	12,572

Indofood Sukses Makmur Tbk PT	51,100	26,474

Japfa Comfeed Indonesia Tbk PT	78,800	11,782

Jasa Marga Persero Tbk PT	31,100	9,256

Kalbe Farma Tbk PT	135,200	14,291

Matahari Department Store Tbk PT	52,800	20,562

Perusahaan Gas Negara Persero Tbk PT	43,800	6,457

Semen Indonesia Persero Tbk PT	18,900	15,115

Surya Citra Media Tbk PT	83,100	10,806

Telekomunikasi Indonesia Persero Tbk PT	676,600	176,443

Tower Bersama Infrastructure Tbk PT	25,300	6,334

Unilever Indonesia Tbk PT	7,800	24,626

United Tractors Tbk PT	13,000	24,725

Waskita Beton Precast Tbk PT	360,500	9,426

Waskita Karya Persero Tbk PT	55,200	6,449

Wijaya Karya Persero Tbk PT	63,200	7,274

Total Indonesia		893,210

Malaysia – 3.0%

AirAsia Group Bhd	30,700	22,064

Alliance Bank Malaysia Bhd	13,100	12,743

AMMB Holdings Bhd	15,500	16,278

Astro Malaysia Holdings Bhd	61,900	19,472

Berjaya Sports Toto Bhd	26,300	13,428

Bermaz Auto Bhd	25,600	13,319

British American Tobacco Malaysia Bhd	1,800	15,715

Carlsberg Brewery Malaysia Bhd	3,100	14,763

CIMB Group Holdings Bhd	41,400	57,204

Dialog Group Bhd	19,000	14,299

DiGi.Com Bhd	30,000	32,668

FGV Holdings Bhd*	14,100	2,440

Gamuda Bhd	37,800	21,404

Genting Malaysia Bhd	25,100	18,343

HAP Seng Consolidated Bhd	5,800	13,825

Heineken Malaysia Bhd	2,600	12,873

Hong Leong Bank Bhd	3,200	15,797

IHH Healthcare Bhd	10,400	13,565

IJM Corp. Bhd	33,700	13,211

Inari Amertron Bhd	22,000	7,985

IOI Corp. Bhd	17,800	19,168

IOI Properties Group Bhd	27,200	10,136

Kuala Lumpur Kepong Bhd	3,100	18,544

Lotte Chemical Titan Holding Bhd(a)	9,700	10,844

Mah Sing Group Bhd	34,800	7,705

Malayan Banking Bhd	58,400	134,253

Malaysia Airports Holdings Bhd	6,800	13,789

Maxis Bhd	17,600	22,785

MISC Bhd	20,300	32,912

Petronas Chemicals Group Bhd	19,900	44,736

Petronas Dagangan Bhd	2,900	18,597

Petronas Gas Bhd	7,300	33,917

Public Bank Bhd	13,100	78,489

RHB Bank Bhd	12,000	15,361

Sime Darby Bhd	121,200	64,624

SP Setia Bhd	21,800	12,291

Telekom Malaysia Bhd	34,600	22,271

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

Tenaga Nasional Bhd	27,900	$91,819

Westports Holdings Bhd	14,400	12,614

YTL Corp. Bhd	78,900	19,283

YTL Power International Bhd	54,624	10,971

Total Malaysia		1,046,505

Mexico – 2.0%

Alfa S.A.B. de C.V. Class A	22,882	27,165

Alsea S.A.B. de C.V.	3,100	8,052

Arca Continental S.A.B. de C.V.	2,028	11,304

Banco del Bajio S.A.(a)	4,100	7,988

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	9,732	12,058

Bolsa Mexicana de Valores S.A.B. de C.V.	5,601	9,525

Concentradora Fibra Danhos S.A. de C.V.	13,321	15,713

Fomento Economico Mexicano S.A.B. de C.V.	7,443	63,769

GMexico Transportes S.A.B. de C.V.(a)	4,200	5,466

Gruma S.A.B. de C.V. Class B	1,288	14,565

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,219	15,307

Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	5,220	42,367

Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	1,188	17,869

Grupo Bimbo S.A.B. de C.V. Series A	5,800	11,530

Grupo Financiero Banorte S.A.B. de C.V. Class O	14,011	68,142

Grupo Financiero Inbursa S.A.B. de C.V. Class O	8,744	12,561

Grupo Lala S.A.B. de C.V.	6,700	7,175

Grupo Mexico S.A.B. de C.V. Series B	47,340	97,210

Grupo Televisa S.A.B. Series CPO	4,200	10,523

Industrias Bachoco S.A.B. de C.V. Series B	2,018	6,611

Industrias Penoles S.A.B. de C.V.	1,222	14,888

Infraestructura Energetica Nova S.A.B. de C.V.	4,828	17,962

Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	20,441	32,353

Macquarie Mexico Real Estate Management S.A. de C.V.*(a)	14,690	13,195

Mexichem S.A.B. de C.V.	5,078	12,877

Nemak S.A.B. de C.V.(a)	13,208	9,825

Prologis Property Mexico S.A. de C.V.	6,300	9,693

Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,756	16,775

Regional S.A.B. de C.V.	1,201	5,518

Wal-Mart de Mexico S.A.B. de C.V.	35,232	89,396

Total Mexico		687,382

Philippines – 0.9%

Aboitiz Equity Ventures, Inc.	19,980	20,898

Aboitiz Power Corp.	21,500	14,351

Ayala Corp.	810	13,863

Ayala Land, Inc.	20,400	15,750

Bank of the Philippine Islands	9,344	16,703

BDO Unibank, Inc.	8,021	19,951

DMCI Holdings, Inc.	66,400	16,138

Globe Telecom, Inc.	380	13,730

International Container Terminal Services, Inc.	6,820	12,969

Jollibee Foods Corp.	1,770	9,822

Manila Electric Co.	2,940	21,246

Metropolitan Bank & Trust Co.	6,154	9,474

Pilipinas Shell Petroleum Corp.	12,540	11,387

PLDT, Inc.	1,130	24,175

Semirara Mining & Power Corp.	21,460	9,407

SM Investments Corp.	1,600	27,917

SM Prime Holdings, Inc.	26,900	18,314

Universal Robina Corp.	6,870	16,592

Total Philippines		292,687

Poland – 1.0%

Asseco Poland S.A.	1,559	19,139

Bank Handlowy w Warszawie S.A.	304	5,592

Bank Polska Kasa Opieki S.A.	2,484	72,072

CCC S.A.	120	6,175

Ciech S.A.	981	11,568

Eurocash S.A.	1,066	4,994

Grupa Lotos S.A.	432	10,177

LC Corp. S.A.	13,877	9,050

Polski Koncern Naftowy Orlen S.A.	2,728	78,534

Powszechna Kasa Oszczednosci Bank Polski S.A.	2,410	25,320

Powszechny Zaklad Ubezpieczen S.A.	7,000	81,799

Warsaw Stock Exchange	635	6,195

Total Poland		330,615

Russia – 7.5%

Gazprom Neft PJSC ADR	346	8,650

Gazprom PJSC ADR	83,169	368,356

LSR Group PJSC GDR Reg S	5,973	10,023

Lukoil PJSC ADR	5,334	381,274

Magnit PJSC GDR Reg S	5,782	73,605

Magnitogorsk Iron & Steel Works PJSC GDR Reg S	3,619	30,002

MMC Norilsk Nickel PJSC ADR	21,107	395,967

Mobile TeleSystems PJSC ADR	13,961	97,727

Novatek PJSC GDR Reg S	355	60,705

Novolipetsk Steel PJSC GDR Reg S	2,972	68,000

PhosAgro PJSC GDR Reg S	1,545	19,699

Polyus PJSC GDR	943	36,871

Rosneft Oil Co. PJSC GDR Reg S	15,895	98,231

Rostelecom PJSC ADR	3,859	25,392

RusHydro PJSC ADR	19,588	12,967

Sberbank of Russia PJSC ADR	30,995	339,705

Severstal PJSC GDR Reg S	6,525	89,066

Tatneft PJSC ADR	6,457	406,791

VTB Bank PJSC GDR Reg S	39,392	43,646

Total Russia		2,566,677

Singapore – 0.0%

IGG, Inc.	11,000	15,089

South Africa – 6.0%

Absa Group Ltd.	9,752	109,702

Aeci Ltd.	2,491	14,461

African Rainbow Minerals Ltd.	1,929	19,089

Anglo American Platinum Ltd.	245	9,162

AngloGold Ashanti Ltd.	692	8,743

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

Aspen Pharmacare Holdings Ltd.	1,074	$10,066

Assore Ltd.	830	16,733

Astral Foods Ltd.	1,007	11,196

AVI Ltd.	4,824	34,095

Barloworld Ltd.	2,530	20,251

Bid Corp., Ltd.	1,887	34,762

Bidvest Group Ltd. (The)	2,897	41,658

Capitec Bank Holdings Ltd.	190	14,767

Clicks Group Ltd.	1,930	25,686

Coronation Fund Managers Ltd.	3,233	9,293

Discovery Ltd.	1,130	12,552

Exxaro Resources Ltd.	4,444	42,593

FirstRand Ltd.	29,722	135,459

Foschini Group Ltd. (The)	3,268	37,767

Hyprop Investments Ltd.	3,850	21,813

Imperial Logistics Ltd.	2,275	10,754

Investec Ltd.	2,940	16,146

JSE Ltd.	1,410	16,228

KAP Industrial Holdings Ltd.	16,470	9,285

Kumba Iron Ore Ltd.(b)	1,511	29,732

Liberty Holdings Ltd.	1,792	13,703

Life Healthcare Group Holdings Ltd.	16,615	30,493

Massmart Holdings Ltd.	1,064	7,657

Mondi Ltd.	935	20,121

Mpact Ltd.	3,529	5,154

Mr. Price Group Ltd.	2,446	41,855

MTN Group Ltd.	33,663	208,273

Naspers Ltd. Class N	284	57,101

Nedbank Group Ltd.	2,484	47,439

Netcare Ltd.	19,357	35,565

Omnia Holdings Ltd.	537	3,154

Pick n Pay Stores Ltd.	3,732	17,582

Pioneer Foods Group Ltd.	1,756	10,306

PSG Group Ltd.	600	10,211

Rand Merchant Investment Holdings Ltd.	5,227	13,241

Remgro Ltd.	3,066	41,507

Reunert Ltd.	3,530	17,379

RMB Holdings Ltd.	8,139	44,641

Sanlam Ltd.	14,126	78,363

Sappi Ltd.	4,093	23,232

Sasol Ltd.	3,981	117,617

Shoprite Holdings Ltd.	3,300	43,621

SPAR Group Ltd. (The)	2,537	36,596

Standard Bank Group Ltd.	14,040	174,522

Telkom S.A. SOC Ltd.	6,697	29,465

Tiger Brands Ltd.	1,847	35,153

Tongaat Hulett Ltd.	276	1,070

Truworths International Ltd.	6,684	40,936

Tsogo Sun Holdings Ltd.	11,931	17,774

Vodacom Group Ltd.	11,244	103,177

Wilson Bayly Holmes-Ovcon Ltd.	696	6,398

Total South Africa		2,045,299

South Korea – 12.5%

Amorepacific Corp.	62	11,641

BGF Co., Ltd.	279	2,018

BNK Financial Group, Inc.	1,867	12,265

Cheil Worldwide, Inc.	843	16,999

CJ CheilJedang Corp.	26	7,701

Com2uS Corp.	55	6,359

Coway Co., Ltd.	635	42,170

Daelim Industrial Co., Ltd.	155	14,239

DB Insurance Co., Ltd.	335	21,136

DGB Financial Group, Inc.	1,430	10,650

Dongsuh Cos., Inc.	601	9,641

DONGSUNG Corp.	2,923	13,439

Doosan Bobcat, Inc.*	394	11,123

Doosan Corp.	166	16,588

E-Mart, Inc.	58	9,486

Grand Korea Leisure Co., Ltd.	421	9,395

GS Engineering & Construction Corp.	184	7,215

GS Holdings Corp.	470	21,735

Hana Financial Group, Inc.	2,101	68,257

Hankook Tire Co., Ltd.	216	7,772

Hanon Systems	1,370	13,260

Hanwha Chemical Corp.	741	13,415

Hanwha Corp.	353	9,918

Hanwha Life Insurance Co., Ltd.	2,353	8,899

Hite Jinro Co., Ltd.	809	12,036

Huchems Fine Chemical Corp.	480	10,367

Hyundai Engineering & Construction Co., Ltd.	190	9,297

Hyundai Glovis Co., Ltd.	176	20,348

Hyundai Marine & Fire Insurance Co., Ltd.	451	16,592

Hyundai Motor Co.	1,434	152,293

Hyundai Steel Co.	399	16,181

iMarketKorea, Inc.	996	6,177

Industrial Bank of Korea	2,161	27,211

IS Dongseo Co., Ltd.	299	8,213

Kangwon Land, Inc.	1,188	34,071

KB Financial Group, Inc.	2,692	112,187

KEPCO Plant Service & Engineering Co., Ltd.	358	10,652

Kginicis Co., Ltd.	431	5,949

Kia Motors Corp.	2,059	62,187

Kolon Industries, Inc.	155	7,960

Korea Investment Holdings Co., Ltd.	245	13,065

Korea Zinc Co., Ltd.	100	38,761

Korean Reinsurance Co.	1,593	12,364

KT Corp. ADR	1,120	15,926

KT&G Corp.	1,456	132,447

LG Chem Ltd.	266	82,723

LG Corp.	740	46,358

LG Display Co., Ltd.	1,847	29,878

LG Electronics, Inc.	269	15,019

LG Hausys Ltd.	177	8,979

LG Household & Health Care Ltd.	25	24,668

LG Uplus Corp.	1,523	24,091

Lotte Chemical Corp.	184	45,678

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

LOTTE Fine Chemical Co., Ltd.	168	$6,181

LOTTE Himart Co., Ltd.	131	5,477

LS Corp.	225	9,901

Meritz Fire & Marine Insurance Co., Ltd.	672	13,159

Meritz Securities Co., Ltd.	3,556	13,640

Mirae Asset Daewoo Co., Ltd.	2,438	14,268

Muhak Co., Ltd.	609	7,423

NAVER Corp.	71	7,763

NCSoft Corp.	95	39,718

NH Investment & Securities Co., Ltd.	1,377	16,105

OCI Co., Ltd.	127	12,179

Orange Life Insurance Ltd.(a)	579	14,530

Partron Co., Ltd.	946	6,935

POSCO	715	155,713

Posco Daewoo Corp.	406	6,622

S-1 Corp.	155	13,961

S-Oil Corp.	476	41,679

Samsung C&T Corp.	449	42,453

Samsung Electro-Mechanics Co., Ltd.	109	10,111

Samsung Electronics Co., Ltd.	52,707	1,828,070

Samsung Fire & Marine Insurance Co., Ltd.	219	52,797

Samsung Life Insurance Co., Ltd.	382	27,936

Samsung SDS Co., Ltd.	123	22,488

Samsung Securities Co., Ltd.	478	13,494

SFA Engineering Corp.	269	8,341

Shinhan Financial Group Co., Ltd.	2,902	102,993

SK Discovery Co., Ltd.	234	5,474

SK Gas Ltd.	82	5,196

SK Holdings Co., Ltd.	183	42,642

SK Hynix, Inc.	2,427	131,595

SK Innovation Co., Ltd.	670	107,784

SK Materials Co., Ltd.	49	6,631

SK Telecom Co., Ltd.	401	96,854

SKC Co., Ltd.	238	7,636

Ssangyong Cement Industrial Co., Ltd.	2,256	12,718

Sungwoo Hitech Co., Ltd.	2,858	9,323

Tongyang Life Insurance Co., Ltd.	1,035	4,425

Yuhan Corp.	49	8,981

Total South Korea		4,300,195

Taiwan – 19.7%

AcBel Polytech, Inc.	19,000	11,683

Accton Technology Corp.	8,000	25,663

Acer, Inc.*	30,000	18,984

Advantech Co., Ltd.	3,000	20,545

ASE Technology Holding Co., Ltd.*	32,374	61,405

Asia Cement Corp.	18,000	19,882

Asustek Computer, Inc.	12,000	78,667

AU Optronics Corp.	299,000	119,651

Catcher Technology Co., Ltd.	9,000	65,882

Cathay Financial Holding Co., Ltd.	75,000	114,683

Chang Hwa Commercial Bank Ltd.	29,780	16,664

Charoen Pokphand Enterprise	6,000	10,385

Cheng Loong Corp.	14,000	8,495

Cheng Shin Rubber Industry Co., Ltd.	29,000	38,541

Chicony Electronics Co., Ltd.	12,085	24,613

Chicony Power Technology Co., Ltd.	6,000	8,784

Chin-Poon Industrial Co., Ltd.	10,000	11,729

China Airlines Ltd.	20,000	7,157

China Development Financial Holding Corp.	147,000	46,486

China General Plastics Corp.	10,000	7,157

China Life Insurance Co., Ltd.	12,440	11,272

China Metal Products Co., Ltd.	13,000	16,389

China Steel Chemical Corp.	2,000	8,914

China Steel Corp.	119,000	93,885

Chong Hong Construction Co., Ltd.	4,000	10,047

Chroma ATE, Inc.	5,000	19,195

Chunghwa Telecom Co., Ltd.	47,000	172,788

Cleanaway Co., Ltd.	3,000	16,251

Clevo Co.*	14,000	13,869

Compal Electronics, Inc.	56,000	31,792

Compeq Manufacturing Co., Ltd.	20,000	12,883

CTBC Financial Holding Co., Ltd.	173,720	114,167

CTCI Corp.	12,000	17,334

Delta Electronics, Inc.	24,000	101,116

E.Sun Financial Holding Co., Ltd.	57,218	37,417

Eclat Textile Co., Ltd.	2,000	22,644

Elan Microelectronics Corp.	7,000	17,126

Elite Material Co., Ltd.	6,000	12,825

Elite Semiconductor Memory Technology, Inc.	11,000	10,754

Epistar Corp.	8,000	6,663

Eternal Materials Co., Ltd.	15,624	11,920

Everlight Electronics Co., Ltd.	15,000	14,421

Far Eastern Department Stores Ltd.	24,000	12,259

Far Eastern New Century Corp.	40,000	36,308

Far EasTone Telecommunications Co., Ltd.	20,000	49,712

Faraday Technology Corp.	6,000	8,257

Feng Hsin Steel Co., Ltd.	9,000	17,129

Feng TAY Enterprise Co., Ltd.	4,000	22,839

First Financial Holding Co., Ltd.	76,966	50,080

FLEXium Interconnect, Inc.	5,000	12,119

Formosa Chemicals & Fibre Corp.	65,000	222,045

Formosa Petrochemical Corp.	25,000	88,655

Formosa Plastics Corp.	63,000	207,014

Fubon Financial Holding Co., Ltd.	59,000	90,313

Getac Technology Corp.	10,000	13,079

Giant Manufacturing Co., Ltd.	3,000	14,104

Gigabyte Technology Co., Ltd.	14,000	18,310

Goldsun Building Materials Co., Ltd.	44,000	11,967

Grand Pacific Petrochemical	11,000	7,820

Grape King Bio Ltd.	2,000	12,395

Great Wall Enterprise Co., Ltd.	12,630	13,765

Greatek Electronics, Inc.	11,000	15,371

HannStar Display Corp.	57,000	13,055

Highwealth Construction Corp.	15,000	21,960

Holtek Semiconductor, Inc.	5,000	9,484

Holy Stone Enterprise Co., Ltd.	2,000	6,767

Hon Hai Precision Industry Co., Ltd.	96,880	223,155

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

Hota Industrial Manufacturing Co., Ltd.	2,000	$7,841

Hotai Motor Co., Ltd.	5,000	41,562

Hua Nan Financial Holdings Co., Ltd.	43,065	24,519

Huaku Development Co., Ltd.	6,000	13,293

Hung Sheng Construction Ltd.	12,000	9,975

IEI Integration Corp.	11,000	12,400

Innolux Corp.	207,000	65,460

International CSRC Investment Holdings Co.	9,000	11,405

Inventec Corp.	60,000	43,043

ITEQ Corp.	6,000	9,760

Kenda Rubber Industrial Co., Ltd.	10,020	9,519

King Yuan Electronics Co., Ltd.	21,000	15,885

King’s Town Bank Co., Ltd.	15,000	14,079

Kinik Co.	7,000	13,209

Largan Precision Co., Ltd.	1,000	104,597

LCY Chemical Corp.	6,000	10,287

Lien Hwa Industrial Corp.	13,403	12,929

Lite-On Technology Corp.	5,014	6,623

Long Chen Paper Co., Ltd.	19,158	8,882

Macronix International	26,000	15,522

Makalot Industrial Co., Ltd.	2,000	11,062

MediaTek, Inc.	15,000	111,999

Mega Financial Holding Co., Ltd.	116,000	97,934

Merida Industry Co., Ltd.	2,000	8,979

Merry Electronics Co., Ltd.	5,000	20,008

Micro-Star International Co., Ltd.	13,000	32,313

Nan Kang Rubber Tire Co., Ltd.	12,000	10,092

Nan Ya Plastics Corp.	99,000	243,176

Nanya Technology Corp.	22,000	39,366

Nien Made Enterprise Co., Ltd.	2,000	15,356

Novatek Microelectronics Corp.	9,000	41,579

OptoTech Corp.	15,000	8,857

Oriental Union Chemical Corp.	11,000	9,233

Pan-International Industrial Corp.	18,000	11,624

Pegatron Corp.	43,000	71,907

Pou Chen Corp.	41,000	43,485

Powertech Technology, Inc.	13,000	27,957

President Chain Store Corp.	12,000	121,417

Primax Electronics Ltd.	9,000	12,722

Qisda Corp.	31,000	19,869

Quanta Computer, Inc.	52,000	89,156

Radiant Opto-Electronics Corp.	10,000	27,491

Realtek Semiconductor Corp.	7,000	32,567

Rechi Precision Co., Ltd.	12,000	9,467

Ruentex Industries Ltd.	8,400	21,480

Sercomm Corp.	7,000	14,621

Shin Kong Financial Holding Co., Ltd.	54,691	15,961

Shinkong Synthetic Fibers Corp.	40,000	15,031

Sigurd Microelectronics Corp.	12,000	10,561

Sinbon Electronics Co., Ltd.	4,000	10,775

SinoPac Financial Holdings Co., Ltd.	99,598	33,375

Sitronix Technology Corp.	4,000	13,079

Standard Foods Corp.	7,000	11,319

Supreme Electronics Co., Ltd.	15,000	13,201

Syncmold Enterprise Corp.	8,250	17,205

Synnex Technology International Corp.	25,150	29,784

TA Chen Stainless Pipe	4,000	5,472

Taichung Commercial Bank Co., Ltd.	1,670	554

Taishin Financial Holding Co., Ltd.	67,482	28,651

Taiwan Business Bank	38,000	12,796

Taiwan Cement Corp.	38,500	44,591

Taiwan Cooperative Financial Holding Co., Ltd.	69,674	40,009

Taiwan Glass Industry Corp.	11,000	4,617

Taiwan High Speed Rail Corp.	17,000	16,897

Taiwan Hon Chuan Enterprise Co., Ltd.	8,000	12,363

Taiwan Mobile Co., Ltd.	20,000	69,298

Taiwan Paiho Ltd.	5,000	8,020

Taiwan PCB Techvest Co., Ltd.	17,000	15,348

Taiwan Secom Co., Ltd.	3,000	8,628

Taiwan Semiconductor Manufacturing Co., Ltd.	178,000	1,305,885

Teco Electric and Machinery Co., Ltd.	23,000	13,058

Test Research, Inc.	5,000	7,418

Tong Hsing Electronic Industries Ltd.	4,000	13,990

Tong Yang Industry Co., Ltd.	6,000	7,193

Topco Scientific Co., Ltd.	5,097	11,541

Transcend Information, Inc.	5,000	10,866

Tripod Technology Corp.	10,000	25,962

TSRC Corp.	10,000	8,800

Tung Ho Steel Enterprise Corp.	17,000	10,509

TXC Corp.	13,000	13,703

Uni-President Enterprises Corp.	103,000	233,901

Unimicron Technology Corp.	15,000	10,883

United Microelectronics Corp.	164,000	60,025

UPC Technology Corp.	23,000	8,680

USI Corp.	28,400	10,995

Voltronic Power Technology Corp.	1,000	17,471

Walsin Lihwa Corp.	41,000	22,343

Walsin Technology Corp.	2,000	10,020

Wan Hai Lines Ltd.	11,000	5,708

Waterland Financial Holdings Co., Ltd.	38,000	11,782

Winbond Electronics Corp.	61,446	27,088

Wistron Corp.	49,843	30,972

Wistron NeWeb Corp.	7,362	19,137

WPG Holdings Ltd.	27,360	32,890

WT Microelectronics Co., Ltd.	10,645	13,437

Yageo Corp.	2,198	22,812

YFY, Inc.	24,000	8,784

Yuanta Financial Holding Co., Ltd.	77,000	38,704

Yulon Motor Co., Ltd.	14,000	8,290

Yungtay Engineering Co., Ltd.	6,000	11,556

Total Taiwan		6,765,135

Thailand – 2.8%

Advanced Info Service PCL NVDR	11,800	62,515

Airports of Thailand PCL NVDR	20,400	40,255

Bangkok Dusit Medical Services PCL NVDR	26,200	19,956

Banpu PCL NVDR	28,344	12,884

Beauty Community PCL NVDR	35,400	7,121

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

Investments	Shares	Value

Berli Jucker PCL NVDR	7,600	$11,846

BTS Group Holdings PCL NVDR	98,600	28,920

Bumrungrad Hospital PCL NVDR	2,600	14,972

Charoen Pokphand Foods PCL NVDR	31,200	23,572

CP ALL PCL NVDR	24,000	50,676

Delta Electronics Thailand PCL NVDR	6,000	12,807

Electricity Generating PCL NVDR	3,200	24,373

Esso Thailand PCL NVDR	35,300	11,058

Glow Energy PCL NVDR	10,500	28,701

Hana Microelectronics PCL NVDR	12,000	12,162

Indorama Ventures PCL NVDR	18,000	29,991

IRPC PCL NVDR	203,800	35,991

Jasmine International PCL NVDR	120,000	16,437

KCE Electronics PCL NVDR	7,300	5,885

Land & Houses PCL NVDR	62,600	19,034

Minor International PCL NVDR	12,500	13,053

MK Restaurants Group PCL NVDR	5,400	12,397

PTT Exploration & Production PCL NVDR	12,700	44,271

PTT Global Chemical PCL NVDR	28,500	62,366

PTT PCL NVDR	43,500	61,456

Quality Houses PCL NVDR	145,200	11,684

Robinson PCL NVDR	6,000	11,701

Siam Cement PCL (The) NVDR	4,000	53,563

Siam City Cement PCL NVDR	1,677	10,559

Siam Commercial Bank PCL (The) NVDR	13,300	54,532

Siamgas & Petrochemicals PCL NVDR	22,900	5,978

Star Petroleum Refining PCL NVDR	47,200	13,916

Thai Oil PCL NVDR	16,100	32,759

Thai Union Group PCL NVDR	36,100	17,961

Thai Vegetable Oil PCL NVDR	12,000	9,767

Tisco Financial Group PCL NVDR	7,300	17,544

TMB Bank PCL NVDR	237,900	16,074

TPI Polene Power PCL NVDR	68,700	11,921

TTW PCL NVDR	40,600	15,462

WHA Corp. PCL NVDR	105,100	13,815

Total Thailand		959,935

Turkey – 1.3%

Akbank T.A.S.	22,264	28,709

Aksa Akrilik Kimya Sanayii AS	2,578	3,615

Albaraka Turk Katilim Bankasi AS	23,417	5,370

Arcelik AS	3,364	9,985

Aygaz AS	3,343	7,120

BIM Birlesik Magazalar AS	1,400	22,895

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	40,780	11,498

Enka Insaat ve Sanayi AS	15,706	13,522

Eregli Demir ve Celik Fabrikalari T.A.S.	36,910	50,093

Ford Otomotiv Sanayi AS	1,403	13,186

Haci Omer Sabanci Holding AS	7,091	10,023

Iskenderun Demir ve Celik AS	5,099	5,425

KOC Holding AS	6,531	17,433

Petkim Petrokimya Holding AS	15,744	14,916

TAV Havalimanlari Holding AS	2,590	11,645

Tekfen Holding AS	2,262	8,810

Tofas Turk Otomobil Fabrikasi AS	1,112	3,532

Trakya Cam Sanayii AS	6,910	3,936

Tupras Turkiye Petrol Rafinerileri AS	3,367	73,860

Turkcell Iletisim Hizmetleri AS	28,761	65,795

Turkiye Garanti Bankasi AS	22,884	34,241

Turkiye Is Bankasi AS Group C	15,519	13,215

Turkiye Sise ve Cam Fabrikalari AS	7,854	8,371

Total Turkey		437,195
TOTAL COMMON STOCKS (Cost: $35,561,438)		34,287,716

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $217,167)(d)	217,167	217,167

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $35,778,605)		34,504,883

Other Assets less Liabilities – (0.5)%		(164,716)

NET ASSETS – 100.0%		$34,340,167
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $248,246 and the total market value of the collateral held by the Fund was $263,676. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $46,509.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/2/2019	659	USD	5,160	HKD	$—	$—
State Street Bank and Trust	1/2/2019	803	USD	3,330	MYR	—	(3)
						$—	$(3)

CURRENCY LEGEND
HKD	Hong Kong dollar
MYR	Malaysian ringgit
USD	U.S. dollar

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 99.4%

Austria – 3.6%

BAWAG Group AG(a)	312	$12,783

Erste Group Bank AG*	482	16,006

Oesterreichische Post AG	259	8,888

OMV AG	395	17,272

Palfinger AG	178	4,517

Porr AG(b)	303	6,041

Raiffeisen Bank International AG	476	12,080

S IMMO AG	549	9,125

S&T AG*	505	9,127

UNIQA Insurance Group AG	1,317	11,833

Vienna Insurance Group AG Wiener Versicherung Gruppe	715	16,576

Voestalpine AG	612	18,260

Wienerberger AG	745	15,330

Total Austria		157,838

Belgium – 4.5%

Ackermans & van Haaren N.V.	122	18,381

Ageas	545	24,485

bpost S.A.	1,136	10,395

Cofinimmo S.A.	72	8,930

D’ieteren S.A./N.V.	265	9,973

Econocom Group S.A./N.V.	2,201	7,322

Euronav N.V.	2,369	16,845

KBC Group N.V.	523	33,887

Kinepolis Group N.V.	245	13,667

Telenet Group Holding N.V.	356	16,523

Tessenderlo Group S.A.*	196	6,520

Umicore S.A.	312	12,433

Warehouses De Pauw CVA	111	14,618

X-Fab Silicon Foundries SE*(a)(b)	1,180	5,746

Total Belgium		199,725

Finland – 4.9%

Caverion Oyj*	2,359	13,726

Citycon Oyj(b)	4,973	9,181

Cramo Oyj	1,016	17,329

Finnair Oyj	1,416	11,469

Metsa Board Oyj	1,093	6,397

Neste Oyj	255	19,636

Nokian Renkaat Oyj	488	14,962

Outokumpu Oyj	1,813	6,622

Ramirent Oyj	1,677	10,448

Sampo Oyj Class A	708	31,087

Sanoma Oyj	1,045	10,136

Stora Enso Oyj Class R	1,171	13,500

Tieto Oyj	286	7,709

UPM-Kymmene Oyj	952	24,105

Uponor Oyj	929	9,154

YIT Oyj	1,957	11,421

Total Finland		216,882

France – 25.0%

Accor S.A.	539	22,866

Aeroports de Paris	97	18,352

Air France-KLM*	2,293	24,849

Akka Technologies	129	6,518

ALD S.A.(a)	769	9,142

Alstom S.A.	346	13,950

Alten S.A.	154	12,798

Altran Technologies S.A.	910	7,287

Amundi S.A.(a)	322	16,991

Atos SE	143	11,685

AXA S.A.	2,255	48,612

Beneteau S.A.	950	12,467

BNP Paribas S.A.	998	45,036

Bollore S.A.	4,187	16,752

Bouygues S.A.	747	26,762

Capgemini SE	223	22,127

Cie de Saint-Gobain	650	21,671

Cie Plastic Omnium S.A.	241	5,557

CNP Assurances	540	11,432

Coface S.A.	1,864	16,898

Covivio	130	12,513

Credit Agricole S.A.	2,164	23,328

Edenred	516	18,941

Eiffage S.A.	160	13,345

Elior Group S.A.(a)	1,048	15,646

Elis S.A.	940	15,635

Eurazeo SE	248	17,520

Europcar Mobility Group(a)	2,236	20,104

Eutelsat Communications S.A.	834	16,403

Faurecia S.A.	268	10,131

Fnac Darty S.A.*	198	12,924

Getlink SE	1,541	20,664

ICADE	140	10,643

JCDecaux S.A.	652	18,276

Klepierre S.A.	463	14,269

Lagardere SCA	995	25,046

LISI	568	13,311

Maisons du Monde S.A.(a)	534	10,200

Metropole Television S.A.	887	14,236

Natixis S.A.	2,180	10,265

Nexans S.A.(b)	279	7,760

Nexity S.A.	197	8,873

Peugeot S.A.	1,063	22,657

Renault S.A.	268	16,712

Rexel S.A.	879	9,345

Rothschild & Co.	358	12,625

SMCP S.A.*(a)	348	5,356

Societe Generale S.A.	1,024	32,566

Sopra Steria Group	88	8,113

SPIE S.A.	1,007	13,342

Television Francaise 1	1,888	15,281

Thales S.A.	172	20,055

TOTAL S.A.	2,028	107,059

Trigano S.A.	107	9,865

Unibail-Rodamco-Westfield	89	13,776

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

December 31, 2018

Investments	Shares	Value

Vicat S.A.	180	$8,531

Vinci S.A.	481	39,601

Vivendi S.A.	1,320	32,111

Wendel S.A.	157	18,791

Worldline S.A.*(a)	296	14,279

Total France		1,101,850

Germany – 21.3%

Aareal Bank AG	338	10,429

Allianz SE Registered Shares	360	72,076

alstria office REIT-AG	580	8,089

Aumann AG(a)	344	11,542

AURELIUS Equity Opportunities SE & Co. KGaA	220	7,977

Aurubis AG	174	8,597

Axel Springer SE	216	12,193

BayWa AG	295	6,947

Bechtle AG	130	10,083

Bilfinger SE	487	14,185

CANCOM SE	278	9,108

CECONOMY AG	2,056	7,394

Commerzbank AG*	2,823	18,662

Continental AG	167	23,052

CTS Eventim AG & Co. KGaA	395	14,711

Deutsche Bank AG Registered Shares	3,437	27,373

Deutsche Boerse AG	272	32,633

Deutsche Lufthansa AG Registered Shares	773	17,408

Deutsche Post AG Registered Shares	1,486	40,616

Deutsche Wohnen SE Bearer Shares	503	23,000

DMG MORI AG	228	11,234

ElringKlinger AG	1,053	8,185

Fielmann AG	310	19,136

Fraport AG Frankfurt Airport Services Worldwide	236	16,851

Fuchs Petrolub SE	315	12,603

Hamburger Hafen und Logistik AG	459	9,093

Hella GmbH & Co. KGaA	221	8,792

Hugo Boss AG	277	17,074

Indus Holding AG	215	9,585

Jenoptik AG	382	9,948

KION Group AG	183	9,274

Kloeckner & Co. SE	947	6,560

LEG Immobilien AG	132	13,750

Leoni AG	345	11,942

MAN SE	120	12,367

Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	148	32,238

Nemetschek SE	133	14,558

Nordex SE*	1,583	13,728

PATRIZIA Immobilien AG	461	8,774

ProSiebenSat.1 Media SE	872	15,501

Rheinmetall AG	108	9,526

RIB Software SE	985	13,321

Rocket Internet SE*(a)	408	9,412

Salzgitter AG	239	6,986

Scout24 AG(a)	299	13,727

Siemens AG Registered Shares	646	71,913

Sixt SE	145	11,470

Stroeer SE & Co. KGaA	199	9,595

Takkt AG	756	11,788

Talanx AG	286	9,743

ThyssenKrupp AG	703	12,038

TLG Immobilien AG	376	10,410

TUI AG	840	11,811

United Internet AG Registered Shares	410	17,904

Volkswagen AG	125	19,877

Wacker Neuson SE	633	11,954

Washtec AG	125	8,631

Wirecard AG	164	24,897

Wuestenrot & Wuerttembergische AG	559	10,224

Zalando SE*(a)	351	9,004

Total Germany		941,499

Ireland – 2.5%

AIB Group PLC	2,399	10,092

Bank of Ireland Group PLC	1,877	10,428

Dalata Hotel Group PLC	3,068	16,606

Hibernia REIT PLC	5,304	7,591

Irish Continental Group PLC	1,836	8,920

Kingspan Group PLC	470	20,084

Paddy Power Betfair PLC	181	14,825

Ryanair Holdings PLC ADR*	152	10,844

Smurfit Kappa Group PLC	471	12,524

Total Ireland		111,914

Italy – 16.8%

Anima Holding SpA(a)	3,924	14,489

Ansaldo STS SpA*	645	9,364

Assicurazioni Generali SpA	2,074	34,615

ASTM SpA	852	17,025

Atlantia SpA	954	19,706

Azimut Holding SpA(b)	1,338	14,583

Banca Farmafactoring SpA(a)	3,981	20,661

Banca Generali SpA	757	15,689

Banca IFIS SpA	729	12,867

Banca Mediolanum SpA	2,813	16,368

Banca Monte dei Paschi di Siena SpA*(b)	3,482	5,953

Banca Popolare di Sondrio SCPA	5,249	15,793

Banco BPM SpA*(b)	8,024	18,052

Biesse SpA	339	6,654

BPER Banca	4,628	17,797

Brembo SpA	1,441	14,653

Buzzi Unicem SpA	525	9,017

Cementir Holding SpA	2,616	15,401

Cerved Group SpA	2,045	16,726

CIR-Compagnie Industriali Riunite SpA	4,243	4,506

Credito Emiliano SpA	2,463	14,162

Datalogic SpA	392	9,141

De’ Longhi SpA	664	16,775

Enav SpA(a)	1,752	8,496

Eni SpA	2,366	37,184

FinecoBank Banca Fineco SpA	1,545	15,503

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

December 31, 2018

Investments	Shares	Value

Gima TT SpA(a)	1,271	$9,476

IMA Industria Macchine Automatiche SpA	142	8,831

Interpump Group SpA	587	17,447

Intesa Sanpaolo SpA	20,778	46,075

Leonardo SpA	1,549	13,596

Mediaset SpA*(b)	5,221	16,377

Mediobanca Banca di Credito Finanziario SpA	2,831	23,871

Poste Italiane SpA(a)	1,554	12,407

Prysmian SpA	906	17,472

RAI Way SpA(a)	1,457	7,220

Saras SpA	5,743	11,102

Snam SpA	3,597	15,703

Societa Cattolica di Assicurazioni SC	2,332	18,941

Societa Iniziative Autostradali e Servizi SpA	964	13,290

Technogym SpA(a)	803	8,592

Tod’s SpA(b)	266	12,552

UniCredit SpA	1,950	22,055

Unione di Banche Italiane SpA	6,638	19,221

Unipol Gruppo SpA	5,350	21,516

UnipolSai Assicurazioni SpA	10,475	23,668

Total Italy		740,592

Netherlands – 7.9%

Aalberts Industries N.V.	486	16,139

ABN AMRO Group N.V. CVA(a)	1,102	25,875

Aegon N.V.	3,966	18,493

Altice Europe N.V.*	2,961	5,751

ASR Nederland N.V.	478	18,895

Basic-Fit N.V.*(a)	298	8,840

Boskalis Westminster(b)	780	19,376

Euronext N.V.(a)	332	19,090

GrandVision N.V.(a)	662	14,477

IMCD N.V.	345	22,086

ING Groep N.V.	3,457	37,187

Intertrust N.V.(a)	506	8,497

Koninklijke BAM Groep N.V.(b)	2,505	7,199

Koninklijke Volkerwessels N.V.	826	13,059

NN Group N.V.	610	24,267

OCI N.V.*	630	12,826

PostNL N.V.	6,586	15,035

Randstad N.V.	486	22,273

Takeaway.com N.V.*(a)	191	12,839

TKH Group N.V. CVA	253	11,771

TomTom N.V.*	1,512	13,655

Total Netherlands		347,630

Portugal – 1.7%

Altri, SGPS, S.A.	1,296	8,593

Banco Comercial Portugues S.A. Registered Shares*	53,224	13,963

Corticeira Amorim, SGPS, S.A.	723	7,438

Navigator Co. S.A. (The)	2,918	12,009

NOS, SGPS, S.A.	4,106	24,854

Semapa-Sociedade de Investimento e Gestao	534	7,997

Total Portugal		74,854

Spain – 10.6%

Aedas Homes SAU*(a)	242	6,130

Aena SME S.A.(a)	121	18,777

Amadeus IT Group S.A.	541	37,626

Atresmedia Corp. de Medios de Comunicacion S.A.	2,042	10,182

Banco de Sabadell S.A.	12,180	13,931

Bankia S.A.	5,723	16,748

Bankinter S.A.	2,268	18,195

Bolsas y Mercados Espanoles SHMSF S.A.	500	13,901

CaixaBank S.A.	6,708	24,262

Cia de Distribucion Integral Logista Holdings S.A.	469	11,720

Cie Automotive S.A.	431	10,563

Enagas S.A.	417	11,255

Ence Energia y Celulosa S.A.	1,423	8,923

Ferrovial S.A.	1,412	28,562

Fluidra S.A.*	792	8,864

Fomento de Construcciones y Contratas S.A.*	1,198	16,023

Gestamp Automocion S.A.(a)	1,394	7,920

Global Dominion Access S.A.*(a)	128	629

Grupo Catalana Occidente S.A.	535	19,938

Indra Sistemas S.A.*	1,204	11,334

Industria de Diseno Textil S.A.	1,091	27,874

Liberbank S.A.*	18,271	9,190

Mediaset Espana Comunicacion S.A.	2,101	13,186

Melia Hotels International S.A.	1,774	16,649

Neinor Homes S.A.*(a)	1,280	19,022

Papeles y Cartones de Europa S.A.	572	10,972

Parques Reunidos Servicios Centrales SAU(a)	367	4,531

Repsol S.A.	1,624	26,139

Sacyr S.A.	7,278	14,510

Unicaja Banco S.A.(a)	7,179	9,438

Zardoya Otis S.A.	2,625	18,635

Total Spain		465,629

Sweden – 0.1%

Ahlstrom-Munksjo Oyj	404	5,597

United Kingdom – 0.5%

International Consolidated Airlines Group S.A.	2,923	23,123
TOTAL COMMON STOCKS (Cost: $6,432,129)		4,387,133

RIGHTS – 0.0%

Spain – 0.0%

Repsol S.A., expiring 1/14/19*(b)
(Cost: $762)	1,624	742

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $39,474)(d)	39,474	39,474

TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $6,472,365)		4,427,349

Other Assets less Liabilities – (0.3)%		(13,788)

NET ASSETS – 100.0%		$4,413,561

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Domestic Economy Fund (EDOM)

December 31, 2018

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $85,780. The Fund also had securities on loan having a total market value of $1,412 that were sold and pending settlement. The total market value of the collateral held by the Fund was $92,399. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $52,925.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2019	1,700	USD	1,483	EUR	$4	$—

CURRENCY LEGEND
EUR	Euro
USD	U.S. dollar

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 99.7%

Argentina – 0.1%

MercadoLibre, Inc.*	48	$14,057

Australia – 2.1%

Aristocrat Leisure Ltd.	1,521	23,386

Australia & New Zealand Banking Group Ltd.	2,318	39,916

BHP Group Ltd.	2,956	71,233

BHP Group PLC	1,852	38,956

Brambles Ltd.	3,930	28,082

Commonwealth Bank of Australia	1,104	56,263

CSL Ltd.	401	52,271

Macquarie Group Ltd.	495	37,862

National Australia Bank Ltd.	2,075	35,161

QBE Insurance Group Ltd.	3,385	24,069

Telstra Corp., Ltd.	6,164	12,368

Westpac Banking Corp.	2,297	40,492

Woolworths Group Ltd.	1,559	32,290

Total Australia		492,349

Austria – 0.1%

ams AG*	225	5,377

Andritz AG	75	3,440

Raiffeisen Bank International AG	375	9,517

Total Austria		18,334

Belgium – 0.4%

Ageas	600	26,955

Anheuser-Busch InBev S.A./N.V.	590	38,916

KBC Group N.V.	375	24,298

Umicore S.A.	342	13,629

Total Belgium		103,798

Brazil – 0.3%

Ambev S.A.	1,279	5,075

B3 S.A. – Brasil Bolsa Balcao	3,089	21,368

Banco do Brasil S.A.	900	10,796

Petroleo Brasileiro S.A.	2,713	17,780

Vale S.A.	2,191	28,831

Total Brazil		83,850

Canada – 3.0%

Alimentation Couche-Tard, Inc. Class B	468	23,270

ARC Resources Ltd.	1,381	8,190

Bank of Nova Scotia (The)	621	30,941

Barrick Gold Corp.	1,241	16,746

BlackBerry Ltd.*	1,305	9,278

Canadian Imperial Bank of Commerce	279	20,771

Canadian National Railway Co.	522	38,643

Canadian Natural Resources Ltd.	826	19,921

Canadian Pacific Railway Ltd.	153	27,136

Cenovus Energy, Inc.	877	6,164

Enbridge, Inc.	1,167	36,237

George Weston Ltd.	58	3,824

Hydro One Ltd.(a)	1,595	23,648

Industrial Alliance Insurance & Financial Services, Inc.	859	27,403

Intact Financial Corp.	361	26,217

Loblaw Cos. Ltd.	537	24,027

Magna International, Inc.	576	26,135

Manulife Financial Corp.	1,646	23,344

Metro, Inc.	930	32,235

Nutrien Ltd.	680	31,924

Ritchie Bros Auctioneers, Inc.	685	22,399

Royal Bank of Canada	602	41,185

Saputo, Inc.	968	27,776

Shopify, Inc. Class A*	135	18,661

SNC-Lavalin Group, Inc.	712	23,938

Suncor Energy, Inc.	1,332	37,186

Toronto-Dominion Bank (The)	779	38,705

TransCanada Corp.	711	25,378

Wheaton Precious Metals Corp.	1,273	24,839

Total Canada		716,121

Chile – 0.1%

Banco Santander Chile	221,975	16,533

China – 2.3%

AAC Technologies Holdings, Inc.	2,000	11,610

Bank of China Ltd. Class H	46,000	19,859

Brilliance China Automotive Holdings Ltd.	4,000	2,978

China Conch Venture Holdings Ltd.	7,500	22,320

China Construction Bank Corp. Class H	70,000	57,757

China Mengniu Dairy Co., Ltd.*	6,000	18,699

China Mobile Ltd.	3,000	28,872

China Petroleum & Chemical Corp. Class H	36,000	25,703

CNOOC Ltd.	19,000	29,364

Country Garden Holdings Co., Ltd.	10,000	12,172

Geely Automobile Holdings Ltd.	13,000	22,914

Industrial & Commercial Bank of China Ltd. Class H	57,000	40,697

Ping An Insurance Group Co. of China Ltd. Class H	2,500	22,080

Shenzhou International Group Holdings Ltd.	3,000	34,007

Sunny Optical Technology Group Co., Ltd.	800	7,112

Tencent Holdings Ltd.	3,900	156,411

Want Want China Holdings Ltd.	22,000	15,398

Yum China Holdings, Inc.	503	16,866

Total China		544,819

Denmark – 0.6%

AP Moller – Maersk A/S Class B	13	16,298

DSV A/S	292	19,199

ISS A/S	855	23,844

Novo Nordisk A/S Class B	1,192	54,396

Pandora A/S	147	5,974

Vestas Wind Systems A/S	195	14,700

Total Denmark		134,411

Finland – 0.4%

Elisa Oyj	606	24,995

Nokia Oyj	3,950	22,713

Nordea Bank Abp	2,219	18,666

Orion Oyj Class B	243	8,411

Stora Enso Oyj Class R	980	11,298

UPM-Kymmene Oyj	393	9,951

Total Finland		96,034

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2018

Investments	Shares	Value

France – 3.7%

Accor S.A.	603	$25,581

Air Liquide S.A.	331	41,036

Airbus SE	420	40,311

Arkema S.A.	283	24,250

Atos SE	165	13,483

AXA S.A.	1,171	25,244

BNP Paribas S.A.	681	30,731

Capgemini SE	306	30,363

Covivio	261	25,122

Danone S.A.	448	31,501

Engie S.A.	1,844	26,402

EssilorLuxottica S.A.	225	28,409

Kering S.A.	45	21,173

L’Oreal S.A.	113	25,990

Legrand S.A.	450	25,361

LVMH Moet Hennessy Louis Vuitton SE	216	63,755

Orange S.A.	1,934	31,295

Publicis Groupe S.A.	349	19,980

Safran S.A.	173	20,844

Sanofi	711	61,495

Schneider Electric SE	504	34,408

Societe Generale S.A.	621	19,749

TOTAL S.A.	1,432	75,596

Unibail-Rodamco-Westfield	144	22,289

Valeo S.A.	353	10,294

Veolia Environnement S.A.	1,253	25,718

Vinci S.A.	450	37,048

Vivendi S.A.	1,147	27,902

Total France		865,330

Germany – 2.7%

adidas AG	110	22,936

Allianz SE Registered Shares	250	50,053

BASF SE	467	32,245

Bayer AG Registered Shares	572	39,599

Daimler AG Registered Shares	550	28,865

Deutsche Bank AG Registered Shares	1,736	13,826

Deutsche Telekom AG Registered Shares	2,345	39,728

Deutsche Wohnen SE Bearer Shares	780	35,666

E.ON SE	1,910	18,836

Fresenius SE & Co. KGaA	376	18,216

HeidelbergCement AG	315	19,222

Infineon Technologies AG	1,425	28,287

MTU Aero Engines AG	136	24,626

Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	124	27,011

OSRAM Licht AG	263	11,401

Rheinmetall AG	299	26,373

RWE AG	637	13,810

SAP SE	657	65,289

Scout24 AG(a)	643	29,519

Siemens AG Registered Shares	439	48,869

ThyssenKrupp AG	770	13,186

Wirecard AG	170	25,808

Total Germany		633,371

Hong Kong – 0.9%

AIA Group Ltd.	9,000	74,719

CLP Holdings Ltd.	4,000	45,215

Galaxy Entertainment Group Ltd.	5,000	31,803

Hang Lung Properties Ltd.	13,000	24,773

Hong Kong Exchanges & Clearing Ltd.	1,201	34,760

Total Hong Kong		211,270

India – 1.0%

Axis Bank Ltd.*	2,213	19,650

HDFC Bank Ltd.	1,473	44,765

IndusInd Bank Ltd.	1,269	29,070

Infosys Ltd.	3,663	34,573

Larsen & Toubro Ltd.	914	18,820

Maruti Suzuki India Ltd.	230	24,594

Reliance Industries Ltd.	2,768	44,455

Tata Consultancy Services Ltd.	617	16,730

Total India		232,657

Ireland – 0.2%

CRH PLC	482	12,728

Kingspan Group PLC	398	17,007

Smurfit Kappa Group PLC	457	12,152

Total Ireland		41,887

Israel – 0.1%

Nice Ltd.*	169	18,190

Teva Pharmaceutical Industries Ltd.	453	7,110

Total Israel		25,300

Italy – 0.7%

Assicurazioni Generali SpA	1,568	26,170

Eni SpA	1,773	27,865

Ferrari N.V.	122	12,103

Intesa Sanpaolo SpA	8,945	19,835

Moncler SpA	521	17,230

Snam SpA	7,534	32,891

UniCredit SpA	1,670	18,888

Total Italy		154,982

Japan – 8.0%

Ajinomoto Co., Inc.	1,300	23,188

Asahi Group Holdings Ltd.	500	19,455

Astellas Pharma, Inc.	2,700	34,490

Bridgestone Corp.	900	34,748

Chugoku Electric Power Co., Inc. (The)	3,300	42,951

Daiichi Sankyo Co., Ltd.	400	12,800

Daikin Industries Ltd.	200	21,319

Eisai Co., Ltd.	300	23,247

FANUC Corp.	200	30,388

Fast Retailing Co., Ltd.	100	51,379

Hitachi Ltd.	1,100	29,431

Honda Motor Co., Ltd.	1,500	39,573

Hoya Corp.	200	12,058

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2018

Investments	Shares	Value

ITOCHU Corp.	2,400	$40,840

Japan Exchange Group, Inc.	1,400	22,701

Japan Tobacco, Inc.	400	9,539

Kansai Paint Co., Ltd.	1,600	30,829

Kao Corp.	300	22,296

KDDI Corp.	1,500	35,875

Keyence Corp.	100	50,750

Kintetsu Group Holdings Co., Ltd.	700	30,433

Kirin Holdings Co., Ltd.	1,000	20,950

Komatsu Ltd.	1,100	23,716

Kubota Corp.	1,800	25,618

Mitsubishi Chemical Holdings Corp.	5,000	37,944

Mitsubishi Corp.	700	19,268

Mitsubishi Electric Corp.	2,700	29,937

Mitsubishi Gas Chemical Co., Inc.	1,200	18,101

Mitsubishi Heavy Industries Ltd.	400	14,423

Mitsubishi UFJ Financial Group, Inc.	10,700	52,459

Mizuho Financial Group, Inc.	22,500	34,925

Murata Manufacturing Co., Ltd.	200	27,262

Nagoya Railroad Co., Ltd.	1,700	44,873

Nidec Corp.	200	22,741

Nikon Corp.	1,100	16,392

Nintendo Co., Ltd.	100	26,692

Nippon Steel & Sumitomo Metal Corp.	1,300	22,424

Nisshin Seifun Group, Inc.	1,200	24,839

Nomura Holdings, Inc.	4,500	17,259

NTT DOCOMO, Inc.	1,300	29,296

Odakyu Electric Railway Co., Ltd.	900	19,827

Oji Holdings Corp.	3,800	19,569

Olympus Corp.	600	18,457

Ono Pharmaceutical Co., Ltd.	400	8,185

Otsuka Holdings Co., Ltd.	400	16,381

Panasonic Corp.	2,700	24,378

Recruit Holdings Co., Ltd.	1,300	31,548

Seven & I Holdings Co., Ltd.	900	39,235

Shin-Etsu Chemical Co., Ltd.	500	38,901

Shiseido Co., Ltd.	500	31,409

SMC Corp.	100	30,297

SoftBank Group Corp.	600	39,949

Sony Corp.	1,100	53,398

Subaru Corp.	500	10,755

Sumitomo Mitsui Financial Group, Inc.	1,200	39,867

Sumitomo Mitsui Trust Holdings, Inc.	600	21,995

Suzuki Motor Corp.	300	15,222

Takeda Pharmaceutical Co., Ltd.(b)	500	16,885

Tobu Railway Co., Ltd.	1,700	45,911

Tokio Marine Holdings, Inc.	900	42,951

Tokyo Electron Ltd.	200	22,814

Tokyo Gas Co., Ltd.	1,700	43,160

Toshiba Corp.	300	8,476

Toyo Suisan Kaisha Ltd.	600	20,972

Toyota Motor Corp.	1,400	81,743

Unicharm Corp.	300	9,732

Total Japan		1,879,426

Malaysia – 0.1%

CIMB Group Holdings Bhd	9,100	12,574

Genting Malaysia Bhd	15,800	11,546

Total Malaysia		24,120

Netherlands – 1.0%

Akzo Nobel N.V.	404	32,513

ASML Holding N.V.	232	36,376

ING Groep N.V.	1,720	18,502

Koninklijke Ahold Delhaize N.V.	900	22,712

Koninklijke DSM N.V.	330	26,950

Koninklijke KPN N.V.	8,982	26,285

Koninklijke Philips N.V.	824	29,135

Wolters Kluwer N.V.	603	35,610

Total Netherlands		228,083

Norway – 0.2%

Marine Harvest ASA	812	17,132

Orkla ASA	3,090	24,280

Yara International ASA	346	13,326

Total Norway		54,738

Poland – 0.1%

Polski Koncern Naftowy Orlen S.A.	430	12,379

Singapore – 0.4%

City Developments Ltd.	3,400	20,255

DBS Group Holdings Ltd.	500	8,691

Genting Singapore Ltd.	14,200	10,158

Keppel Corp., Ltd.	2,000	8,672

Oversea-Chinese Banking Corp., Ltd.	2,669	22,049

Singapore Exchange Ltd.	5,400	28,327

Total Singapore		98,152

South Africa – 0.6%

FirstRand Ltd.	3,698	16,854

MTN Group Ltd.	1,408	8,711

Naspers Ltd. Class N	270	54,287

Remgro Ltd.	1,923	26,033

Sasol Ltd.	463	13,679

Standard Bank Group Ltd.	984	12,231

Total South Africa		131,795

South Korea – 1.4%

Celltrion, Inc.*	85	16,950

Hana Financial Group, Inc.	546	17,738

Hyundai Motor Co.	160	16,992

Kakao Corp.	126	11,631

KT&G Corp.	247	22,469

LG Electronics, Inc.	227	12,675

LG Household & Health Care Ltd.	9	8,881

NAVER Corp.	198	21,649

POSCO	90	19,600

Samsung Electronics Co., Ltd.	3,294	114,248

Samsung Fire & Marine Insurance Co., Ltd.	99	23,867

Shinhan Financial Group Co., Ltd.	909	32,261

SK Hynix, Inc.	417	22,610

Total South Korea		341,571

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2018

Investments	Shares	Value

Spain – 0.9%

Banco Bilbao Vizcaya Argentaria S.A.	5,032	$26,665

Banco Santander S.A.	9,985	45,349

Enagas S.A.	1,137	30,687

Industria de Diseno Textil S.A.	556	14,206

Red Electrica Corp. S.A.	1,524	33,963

Repsol S.A.	2,061	33,173

Telefonica S.A.	3,716	31,176

Total Spain		215,219

Sweden – 0.7%

Assa Abloy AB Class B	1,459	26,026

Atlas Copco AB Class A	1,062	25,215

Castellum AB	2,265	41,732

Securitas AB Class B	1,802	28,912

Telefonaktiebolaget LM Ericsson Class B	3,100	27,245

Volvo AB Class B	1,850	24,195

Total Sweden		173,325

Switzerland – 2.9%

ABB Ltd. Registered Shares	1,673	31,727

Adecco Group AG Registered Shares	627	29,213

Cie Financiere Richemont S.A. Registered Shares	441	28,183

Credit Suisse Group AG Registered Shares*	2,004	21,955

Givaudan S.A. Registered Shares	9	20,779

LafargeHolcim Ltd. Registered Shares*	567	23,294

Nestle S.A. Registered Shares	1,772	143,442

Novartis AG Registered Shares	1,507	128,473

Roche Holding AG Genusschein	418	103,207

Schindler Holding AG Participation Certificate	135	26,663

Swatch Group AG (The) Registered Shares	466	26,850

Temenos AG Registered Shares*	187	22,365

UBS Group AG Registered Shares*	2,889	35,856

Zurich Insurance Group AG	117	34,787

Total Switzerland		676,794

Taiwan – 1.1%

Asustek Computer, Inc.	5,000	32,778

Catcher Technology Co., Ltd.	2,000	14,640

China Development Financial Holding Corp.	88,000	27,828

E.Sun Financial Holding Co., Ltd.	41,005	26,815

Hon Hai Precision Industry Co., Ltd.	6,000	13,820

MediaTek, Inc.	3,000	22,400

Pegatron Corp.	8,000	13,378

Taishin Financial Holding Co., Ltd.	62,898	26,705

Taiwan Semiconductor Manufacturing Co., Ltd.	11,000	80,701

United Microelectronics Corp.	25,000	9,150

Total Taiwan		268,215

Thailand – 0.1%

PTT Global Chemical PCL NVDR	9,700	21,226

United Kingdom – 6.1%

Anglo American PLC	1,388	30,897

AstraZeneca PLC	851	63,654

Babcock International Group PLC	2,667	16,620

BAE Systems PLC	3,099	18,124

Barclays PLC	11,280	21,624

BP PLC	11,111	70,182

British American Tobacco PLC	1,333	42,443

BT Group PLC	7,033	21,327

Bunzl PLC	981	29,598

Carnival PLC	450	21,566

Centrica PLC	7,193	12,358

Cobham PLC*	13,519	16,825

Compass Group PLC	1,855	38,982

Diageo PLC	1,528	54,392

Fiat Chrysler Automobiles N.V.*	842	12,207

GlaxoSmithKline PLC	2,901	55,096

Hays PLC	9,587	17,094

HSBC Holdings PLC	10,784	88,848

Imperial Brands PLC	752	22,766

Intertek Group PLC	522	31,911

ITV PLC	10,361	16,475

Kingfisher PLC	6,262	16,549

Land Securities Group PLC	2,313	23,696

Linde PLC	527	82,233

Lloyds Banking Group PLC	46,385	30,631

Melrose Industries PLC	7,774	16,223

National Grid PLC	2,764	26,902

Pennon Group PLC	2,269	20,020

Prudential PLC	2,138	38,176

Reckitt Benckiser Group PLC	492	37,678

Rentokil Initial PLC	6,225	26,734

Rio Tinto PLC	670	31,828

Royal Dutch Shell PLC Class A	3,134	92,103

Royal Dutch Shell PLC Class B	1,941	57,846

Smith & Nephew PLC	1,655	30,858

St. James’s Place PLC	2,092	25,152

Standard Chartered PLC	4,062	31,521

TechnipFMC PLC	660	13,317

Unilever N.V. CVA	996	53,991

Unilever PLC	874	45,733

Vodafone Group PLC	16,924	32,957

Total United Kingdom		1,437,137

United States – 57.4%

3M Co.	347	66,117

Abbott Laboratories	1,134	82,022

AbbVie, Inc.	937	86,382

ABIOMED, Inc.*	46	14,952

Activision Blizzard, Inc.	582	27,104

Adobe, Inc.*	348	78,732

AES Corp.	1,580	22,847

Aflac, Inc.	720	32,803

Agilent Technologies, Inc.	539	36,361

Air Products & Chemicals, Inc.	234	37,452

Akamai Technologies, Inc.*	293	17,896

Alexion Pharmaceuticals, Inc.*	189	18,401

Align Technology, Inc.*	66	13,822

Alliant Energy Corp.	743	31,392

Allstate Corp. (The)	317	26,194

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2018

Investments	Shares	Value

Alphabet, Inc. Class A*	197	$205,857

Alphabet, Inc. Class C*	161	166,733

Altria Group, Inc.	1,080	53,341

Amazon.com, Inc.*	262	393,516

American Airlines Group, Inc.	557	17,885

American Express Co.	480	45,754

American International Group, Inc.	657	25,892

American Tower Corp.	312	49,355

AmerisourceBergen Corp.	250	18,600

Amgen, Inc.	405	78,841

Anadarko Petroleum Corp.	430	18,851

Analog Devices, Inc.	414	35,534

ANSYS, Inc.*	224	32,019

Anthem, Inc.	198	52,001

Apache Corp.	478	12,548

Apple, Inc.	2,608	411,386

Applied Materials, Inc.	588	19,251

Archer-Daniels-Midland Co.	582	23,845

Arista Networks, Inc.*	57	12,010

Arrow Electronics, Inc.*	430	29,648

Arthur J. Gallagher & Co.	468	34,492

Aspen Technology, Inc.*	300	24,654

AT&T, Inc.	4,300	122,722

Autodesk, Inc.*	259	33,310

Automatic Data Processing, Inc.	315	41,303

AvalonBay Communities, Inc.	208	36,202

Baker Hughes a GE Co.	373	8,020

Bank of America Corp.	5,523	136,087

Bank of New York Mellon Corp. (The)	765	36,009

Baxter International, Inc.	567	37,320

Becton, Dickinson and Co.	260	58,583

Berkshire Hathaway, Inc. Class B*	932	190,296

Biogen, Inc.*	145	43,633

Blackbaud, Inc.	202	12,706

BlackRock, Inc.	65	25,533

Boeing Co. (The)	307	99,007

Booking Holdings, Inc.*	30	51,673

Boston Scientific Corp.*	1,338	47,285

Bristol-Myers Squibb Co.	1,085	56,398

Broadcom, Inc.	243	61,790

BWX Technologies, Inc.	495	18,924

Cabot Oil & Gas Corp.	505	11,287

Capital One Financial Corp.	423	31,975

Cardinal Health, Inc.	378	16,859

CarMax, Inc.*	283	17,753

Caterpillar, Inc.	372	47,270

CBS Corp. Class B Non-Voting Shares	405	17,707

CDW Corp.	340	27,557

Celgene Corp.*	507	32,494

CenturyLink, Inc.	824	12,484

Charles Schwab Corp. (The)	846	35,134

Charter Communications, Inc. Class A*	126	35,906

Chemours Co. (The)	577	16,283

Chevron Corp.	1,091	118,690

Chipotle Mexican Grill, Inc.*	31	13,385

Church & Dwight Co., Inc.	512	33,669

Cigna Corp.	322	61,127

Cimarex Energy Co.	188	11,590

Cisco Systems, Inc.	2,587	112,095

CIT Group, Inc.	599	22,924

Citigroup, Inc.	1,467	76,372

Citizens Financial Group, Inc.	711	21,138

Citrix Systems, Inc.	330	33,812

CME Group, Inc.	216	40,634

Coca-Cola Co. (The)	2,070	98,014

Cognizant Technology Solutions Corp. Class A	353	22,408

Colgate-Palmolive Co.	509	30,296

Comcast Corp. Class A	2,646	90,096

Comerica, Inc.	351	24,110

Conagra Brands, Inc.	630	13,457

Concho Resources, Inc.*	175	17,988

ConocoPhillips	745	46,451

Constellation Brands, Inc. Class A	134	21,550

Corning, Inc.	1,130	34,137

Costco Wholesale Corp.	271	55,205

Crown Castle International Corp.	397	43,126

CSX Corp.	620	38,521

Cummins, Inc.	171	22,852

CVS Health Corp.	998	65,389

D.R. Horton, Inc.	760	26,342

Danaher Corp.	415	42,795

DaVita, Inc.*	279	14,357

Deere & Co.	225	33,563

Delta Air Lines, Inc.	612	30,539

Dentsply Sirona, Inc.	409	15,219

Devon Energy Corp.	636	14,335

Digital Realty Trust, Inc.	170	18,114

Dollar General Corp.	315	34,045

Dollar Tree, Inc.*	229	20,683

Dominion Energy, Inc.	302	21,581

Dover Corp.	342	24,265

DowDuPont, Inc.	1,457	77,920

Duke Energy Corp.	441	38,058

DXC Technology Co.	256	13,612

E*TRADE Financial Corp.	487	21,370

Eaton Vance Corp.	630	22,163

eBay, Inc.*	835	23,438

Edwards Lifesciences Corp.*	162	24,814

Electronic Arts, Inc.*	297	23,436

Eli Lilly & Co.	621	71,862

Emerson Electric Co.	648	38,718

EOG Resources, Inc.	358	31,221

EPR Properties	423	27,085

Equinix, Inc.	75	26,442

Estee Lauder Cos., Inc. (The) Class A	199	25,890

Evergy, Inc.	536	30,429

Exelon Corp.	828	37,343

Expeditors International of Washington, Inc.	459	31,253

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2018

Investments	Shares	Value

Exxon Mobil Corp.	2,445	$166,725

F5 Networks, Inc.*	197	31,920

Facebook, Inc. Class A*	1,438	188,507

FedEx Corp.	171	27,587

Fifth Third Bancorp	1,125	26,471

First Republic Bank	341	29,633

FirstEnergy Corp.	738	27,712

FleetCor Technologies, Inc.*	124	23,029

Ford Motor Co.	3,117	23,845

Freeport-McMoRan, Inc.	1,534	15,816

Gartner, Inc.*	227	29,020

General Dynamics Corp.	207	32,542

General Electric Co.	4,867	36,843

General Motors Co.	907	30,339

Gentex Corp.	1,325	26,778

Genuine Parts Co.	333	31,975

Gilead Sciences, Inc.	812	50,791

Goldman Sachs Group, Inc. (The)	216	36,083

Halliburton Co.	689	18,314

Hartford Financial Services Group, Inc. (The)	495	22,003

Hasbro, Inc.	188	15,275

HCA Healthcare, Inc.	190	23,645

Healthcare Realty Trust, Inc.	1,015	28,867

HEICO Corp. Class A	205	12,915

Hess Corp.	491	19,886

Hewlett Packard Enterprise Co.	1,410	18,626

Hexcel Corp.	431	24,714

Home Depot, Inc. (The)	668	114,776

Honeywell International, Inc.	432	57,076

HP, Inc.	1,312	26,844

Humana, Inc.	117	33,518

Huntington Bancshares, Inc.	1,943	23,161

IAC/InterActiveCorp*	97	17,755

Illumina, Inc.*	133	39,891

Incyte Corp.*	190	12,082

Intel Corp.	2,622	123,050

Intercontinental Exchange, Inc.	405	30,509

International Business Machines Corp.	514	58,426

International Paper Co.	513	20,705

Intuit, Inc.	270	53,149

Intuitive Surgical, Inc.*	107	51,244

IQVIA Holdings, Inc.*	278	32,295

J.M. Smucker Co. (The)	216	20,194

Jack Henry & Associates, Inc.	216	27,328

Jacobs Engineering Group, Inc.	393	22,975

Johnson & Johnson	1,611	207,900

JPMorgan Chase & Co.	1,980	193,288

KeyCorp	1,374	20,308

Kimberly-Clark Corp.	315	35,891

Kinder Morgan, Inc.	1,539	23,670

Kraft Heinz Co. (The)	352	15,150

Kroger Co. (The)	712	19,580

Lam Research Corp.	119	16,204

Lear Corp.	218	26,783

Lincoln National Corp.	369	18,933

LKQ Corp.*	859	20,384

Lockheed Martin Corp.	170	44,513

Lowe’s Cos., Inc.	610	56,340

M&T Bank Corp.	162	23,187

Marathon Petroleum Corp.	422	24,902

MarketAxess Holdings, Inc.	74	15,637

Marriott International, Inc. Class A	339	36,802

Masco Corp.	792	23,158

MasterCard, Inc. Class A	616	116,208

Maxim Integrated Products, Inc.	477	24,255

McCormick & Co., Inc. Non-Voting Shares	199	27,709

McDonald’s Corp.	471	83,635

McKesson Corp.	184	20,326

Merck & Co., Inc.	1,473	112,552

MetLife, Inc.	729	29,933

Mettler-Toledo International, Inc.*	45	25,451

MGM Resorts International	674	16,351

Microchip Technology, Inc.	304	21,864

Micron Technology, Inc.*	689	21,862

Microsoft Corp.	4,661	473,418

Mohawk Industries, Inc.*	116	13,567

Mondelez International, Inc. Class A	1,028	41,151

Moody’s Corp.	207	28,988

Morgan Stanley	865	34,297

MSCI, Inc.	216	31,845

National Retail Properties, Inc.	664	32,211

Netflix, Inc.*	289	77,354

Newmont Mining Corp.	484	16,771

NextEra Energy, Inc.	315	54,753

NIKE, Inc. Class B	958	71,026

Norfolk Southern Corp.	234	34,992

Northrop Grumman Corp.	128	31,347

Nucor Corp.	414	21,449

NVIDIA Corp.	401	53,533

O’Reilly Automotive, Inc.*	83	28,579

Occidental Petroleum Corp.	558	34,250

Omnicom Group, Inc.	360	26,366

Oracle Corp.	1,700	76,755

PayPal Holdings, Inc.*	812	68,281

People’s United Financial, Inc.	1,818	26,234

PepsiCo, Inc.	745	82,308

Pfizer, Inc.	3,401	148,454

PG&E Corp.*	295	7,006

Philip Morris International, Inc.	844	56,345

Phillips 66	351	30,239

Pinnacle West Capital Corp.	345	29,394

Pioneer Natural Resources Co.	154	20,254

PNC Financial Services Group, Inc. (The)	342	39,983

Pool Corp.	139	20,662

Portland General Electric Co.	620	28,427

PPG Industries, Inc.	368	37,621

PPL Corp.	751	21,276

Principal Financial Group, Inc.	513	22,659

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2018

Investments	Shares	Value

Procter & Gamble Co. (The)	1,398	$128,504

Progressive Corp. (The)	524	31,613

Prologis, Inc.	671	39,401

Prudential Financial, Inc.	360	29,358

Public Service Enterprise Group, Inc.	648	33,728

Public Storage	162	32,790

QUALCOMM, Inc.	780	44,390

Qurate Retail, Inc.*	851	16,612

Raytheon Co.	225	34,504

Realty Income Corp.	468	29,503

Red Hat, Inc.*	176	30,913

Regency Centers Corp.	460	26,993

Regeneron Pharmaceuticals, Inc.*	61	22,784

Regions Financial Corp.	1,827	24,445

Resideo Technologies, Inc.*	411	8,446

Rockwell Automation, Inc.	199	29,946

Roper Technologies, Inc.	144	38,379

Ross Stores, Inc.	387	32,198

S&P Global, Inc.	239	40,616

salesforce.com, Inc.*	540	73,964

Sempra Energy	306	33,106

Service Corp. International	701	28,222

Sherwin-Williams Co. (The)	107	42,100

Silicon Laboratories, Inc.*	245	19,308

Simon Property Group, Inc.	252	42,333

Snap-on, Inc.	126	18,307

Southwest Airlines Co.	450	20,916

Southwest Gas Holdings, Inc.	293	22,415

Splunk, Inc.*	186	19,502

Square, Inc. Class A*	308	17,276

Starbucks Corp.	753	48,493

State Street Corp.	342	21,570

Stryker Corp.	234	36,679

SunTrust Banks, Inc.	585	29,507

Synchrony Financial	648	15,202

Synopsys, Inc.*	396	33,359

Sysco Corp.	419	26,255

T. Rowe Price Group, Inc.	333	30,743

Target Corp.	486	32,120

Tesla, Inc.*	82	27,290

Texas Instruments, Inc.	595	56,227

Thermo Fisher Scientific, Inc.	265	59,304

Tractor Supply Co.	239	19,942

Travelers Cos., Inc. (The)	207	24,788

Twenty-First Century Fox, Inc. Class A	952	45,810

Twitter, Inc.*	491	14,111

U.S. Bancorp	796	36,377

Union Pacific Corp.	467	64,553

United Continental Holdings, Inc.*	188	15,741

United Parcel Service, Inc. Class B	394	38,427

United Technologies Corp.	537	57,180

UnitedHealth Group, Inc.	565	140,753

Unum Group	594	17,452

Valero Energy Corp.	387	29,013

Vectren Corp.	136	9,789

Ventas, Inc.	463	27,127

Verizon Communications, Inc.	2,357	132,511

Vertex Pharmaceuticals, Inc.*	225	37,285

Visa, Inc. Class A	1,112	146,717

Vulcan Materials Co.	180	17,784

W.W. Grainger, Inc.	61	17,224

Walgreens Boots Alliance, Inc.	453	30,953

Walmart, Inc.	772	71,912

Walt Disney Co. (The)	847	92,874

Wells Fargo & Co.	2,277	104,924

Welltower, Inc.	495	34,358

Western Digital Corp.	215	7,949

Weyerhaeuser Co.	990	21,641

Wynn Resorts Ltd.	115	11,375

Zimmer Biomet Holdings, Inc.	199	20,640

Zions Bancorp NA	636	25,911

Zoetis, Inc.	513	43,882

Total United States		13,521,662
TOTAL COMMON STOCKS (Cost: $27,225,703)		23,468,945

RIGHTS – 0.0%

Spain – 0.0%

Repsol S.A., expiring 1/14/19*(b) (Cost: $967)	2,061	942

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $5,565)(d)	5,565	5,565

TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $27,232,235)		23,475,452

Other Assets less Liabilities – 0.3%		68,877

NET ASSETS – 100.0%		$23,544,329
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,355 The Fund also had securities on loan having a total market value of $997 that were sold and pending settlement. The total market value of the collateral held by the Fund was $16,155. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,590.

CVA – Certificaten Van Aandelen (Certificate of Stock)

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Societe Generale	1/2/2019	1,082	USD	852	GBP	$—	$(3)

CURRENCY LEGEND
GBP	British pound
USD	U.S. dollar

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2018

Investments	Shares	Value

EXCHANGE-TRADED FUND – 100.0%

United States – 100.0%
WisdomTree Global SmallCap Dividend Fund(a) (Cost: $8,385,755)	289,751	$7,904,407

Other Assets less Liabilities – 0.0%		727

NET ASSETS – 100.0%		$7,905,134
(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas S.A.	1/3/2019	3,200	CZK	143	USD	$—	$—
Bank of America N.A.	1/3/2019	47,729	CZK	2,120	USD	—	—
Bank of America N.A.	1/3/2019	353,865	HUF	1,261	USD	—	—
Bank of America N.A.	1/3/2019	41,809	MXN	2,123	USD	—	—
Bank of America N.A.	1/3/2019	39,528	TRY	7,427	USD	—	(1)
Bank of America N.A.	1/3/2019	2,120	USD	48,929	CZK	—	(53)
Bank of America N.A.	1/3/2019	1,261	USD	359,722	HUF	—	(21)
Bank of America N.A.	1/3/2019	2,123	USD	43,393	MXN	—	(80)
Bank of America N.A.	1/3/2019	7,427	USD	39,684	TRY	—	(28)
Bank of America N.A.	1/4/2019	87,095	AUD	61,318	USD	—	(3)
Bank of America N.A.	1/4/2019	73,679	BRL	19,012	USD	—	(4)
Bank of America N.A.	1/4/2019	60,211	CAD	44,088	USD	—	(1)
Bank of America N.A.	1/4/2019	3,390,988	CLP	4,886	USD	—	—
Bank of America N.A.	1/4/2019	62,537	DKK	9,581	USD	—	—
Bank of America N.A.	1/4/2019	119,119	EUR	136,186	USD	—	(4)
Bank of America N.A.	1/4/2019	69,850	GBP	88,968	USD	—	(3)
Bank of America N.A.	1/4/2019	333,706	HKD	42,626	USD	—	(2)
Bank of America N.A.	1/4/2019	87,114	ILS	23,317	USD	—	(2)
Bank of America N.A.	1/4/2019	120,285	NOK	13,892	USD	—	—
Bank of America N.A.	1/4/2019	248,323	SEK	28,012	USD	—	(1)
Bank of America N.A.	1/4/2019	22,890	SGD	16,795	USD	—	(1)
Bank of America N.A.	1/4/2019	620	SGD	455	USD	—	—
Bank of America N.A.	1/4/2019	61,318	USD	83,930	AUD	2,230	—
Bank of America N.A.	1/4/2019	18,993	USD	73,679	BRL	—	(16)
Bank of America N.A.	1/4/2019	44,088	USD	58,540	CAD	1,225	—
Bank of America N.A.	1/4/2019	5,039	USD	3,390,988	CLP	153	—
Bank of America N.A.	1/4/2019	9,581	USD	62,935	DKK	—	(61)
Bank of America N.A.	1/4/2019	136,186	USD	119,903	EUR	—	(893)
Bank of America N.A.	1/4/2019	88,968	USD	69,594	GBP	328	—
Bank of America N.A.	1/4/2019	42,626	USD	333,312	HKD	53	—
Bank of America N.A.	1/4/2019	23,317	USD	86,769	ILS	95	—
Bank of America N.A.	1/4/2019	13,892	USD	119,333	NOK	110	—
Bank of America N.A.	1/4/2019	28,012	USD	254,093	SEK	—	(650)
Bank of America N.A.	1/4/2019	16,795	USD	23,031	SGD	—	(103)
Bank of America N.A.	1/4/2019	13,949	USD	194,154	ZAR	454	—
Bank of America N.A.	1/4/2019	200,662	ZAR	13,949	USD	—	(1)
Bank of America N.A.	1/7/2019	10,256	CHF	10,407	USD	—	—
Bank of America N.A.	1/7/2019	38,699	NZD	25,952	USD	—	(1)
Bank of America N.A.	1/7/2019	10,407	USD	10,360	CHF	—	(105)
Bank of America N.A.	1/7/2019	25,952	USD	37,764	NZD	628	—
Bank of America N.A.	1/8/2019	24,461,000	JPY	222,977	USD	—	(9)
Bank of America N.A.	1/8/2019	222,977	USD	25,227,617	JPY	—	(6,979)
Bank of America N.A.	2/5/2019	56,071	USD	79,593	AUD	—	(1)
Bank of America N.A.	2/5/2019	19,404	USD	75,353	BRL	4	—

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/5/2019	39,213	USD	53,510	CAD	$1	$—
Bank of America N.A.	2/5/2019	7,846	USD	7,712	CHF	—	—
Bank of America N.A.	2/5/2019	4,955	USD	3,436,576	CLP	—	(1)
Bank of America N.A.	2/5/2019	1,968	USD	44,271	CZK	—	—
Bank of America N.A.	2/5/2019	9,049	USD	58,900	DKK	—	—
Bank of America N.A.	2/5/2019	123,698	USD	107,912	EUR	—	(1)
Bank of America N.A.	2/5/2019	81,335	USD	63,762	GBP	—	(4)
Bank of America N.A.	2/5/2019	1,254	USD	351,148	HUF	—	—
Bank of America N.A.	2/5/2019	21,062	USD	78,515	ILS	—	(5)
Bank of America N.A.	2/5/2019	202,833	USD	22,202,992	JPY	—	(2)
Bank of America N.A.	2/5/2019	13,022	USD	112,589	NOK	—	—
Bank of America N.A.	2/5/2019	25,882	USD	38,576	NZD	—	—
Bank of America N.A.	2/5/2019	27,188	USD	240,407	SEK	—	—
Bank of America N.A.	2/5/2019	7,096	USD	38,469	TRY	—	(2)
Bank of America N.A.	2/5/2019	13,382	USD	193,266	ZAR	—	—
Bank of America N.A.	2/6/2019	2,062	USD	40,829	MXN	—	(1)
Bank of America N.A.	2/7/2019	16,984	USD	23,133	SGD	—	(1)
Bank of America N.A.	2/11/2019	41,064	USD	321,165	HKD	—	(3)
Bank of Montreal	1/3/2019	36,381	CZK	1,616	USD	—	—
Bank of Montreal	1/3/2019	270,512	HUF	964	USD	—	—
Bank of Montreal	1/3/2019	31,922	MXN	1,621	USD	—	—
Bank of Montreal	1/3/2019	30,120	TRY	5,659	USD	—	—
Bank of Montreal	1/4/2019	66,360	AUD	46,720	USD	—	(2)
Bank of Montreal	1/4/2019	56,141	BRL	14,484	USD	—	—
Bank of Montreal	1/4/2019	45,882	CAD	33,594	USD	2	—
Bank of Montreal	1/4/2019	2,583,610	CLP	3,722	USD	—	—
Bank of Montreal	1/4/2019	47,661	DKK	7,302	USD	—	—
Bank of Montreal	1/4/2019	90,757	EUR	103,761	USD	—	(3)
Bank of Montreal	1/4/2019	53,222	GBP	67,789	USD	—	(2)
Bank of Montreal	1/4/2019	254,274	HKD	32,479	USD	—	(1)
Bank of Montreal	1/4/2019	66,388	ILS	17,770	USD	—	(2)
Bank of Montreal	1/4/2019	91,650	NOK	10,585	USD	—	—
Bank of Montreal	1/4/2019	189,229	SEK	21,346	USD	—	(1)
Bank of Montreal	1/4/2019	17,444	SGD	12,799	USD	—	(1)
Bank of Montreal	1/4/2019	152,898	ZAR	10,629	USD	—	(1)
Bank of Montreal	1/7/2019	7,817	CHF	7,932	USD	—	—
Bank of Montreal	1/7/2019	29,485	NZD	19,773	USD	—	(1)
Bank of Montreal	1/8/2019	18,637,263	JPY	169,891	USD	—	(8)
Bank of Montreal	2/5/2019	42,725	USD	60,650	AUD	—	(2)
Bank of Montreal	2/5/2019	14,781	USD	57,412	BRL	—	—
Bank of Montreal	2/5/2019	29,877	USD	40,771	CAD	—	—
Bank of Montreal	2/5/2019	5,978	USD	5,875	CHF	—	—
Bank of Montreal	2/5/2019	3,775	USD	2,618,347	CLP	—	(1)
Bank of Montreal	2/5/2019	1,500	USD	33,744	CZK	—	—
Bank of Montreal	2/5/2019	6,899	USD	44,908	DKK	—	(1)
Bank of Montreal	2/5/2019	94,250	USD	82,221	EUR	—	—
Bank of Montreal	2/5/2019	61,970	USD	48,578	GBP	—	—
Bank of Montreal	2/5/2019	960	USD	268,814	HUF	—	—
Bank of Montreal	2/5/2019	16,051	USD	59,823	ILS	—	—
Bank of Montreal	2/5/2019	154,542	USD	16,916,692	JPY	—	—
Bank of Montreal	2/5/2019	9,922	USD	85,792	NOK	—	(1)
Bank of Montreal	2/5/2019	19,721	USD	29,393	NZD	—	—
Bank of Montreal	2/5/2019	20,717	USD	183,179	SEK	1	—
Bank of Montreal	2/5/2019	5,410	USD	29,328	TRY	—	(1)
Bank of Montreal	2/5/2019	10,198	USD	147,275	ZAR	—	—

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	2/6/2019	1,574	USD	31,170	MXN	$—	$(1)
Bank of Montreal	2/7/2019	12,944	USD	17,629	SGD	—	—
Bank of Montreal	2/11/2019	31,288	USD	244,686	HKD	—	—
Barclays Bank PLC	1/3/2019	47,730	CZK	2,120	USD	—	—
Barclays Bank PLC	1/3/2019	353,863	HUF	1,261	USD	—	—
Barclays Bank PLC	1/3/2019	41,809	MXN	2,123	USD	—	—
Barclays Bank PLC	1/3/2019	39,514	TRY	7,427	USD	—	(4)
Barclays Bank PLC	1/3/2019	2,120	USD	48,452	CZK	—	(32)
Barclays Bank PLC	1/3/2019	1,261	USD	359,794	HUF	—	(21)
Barclays Bank PLC	1/3/2019	2,123	USD	43,394	MXN	—	(80)
Barclays Bank PLC	1/3/2019	7,427	USD	39,680	TRY	—	(28)
Barclays Bank PLC	1/4/2019	87,093	AUD	61,318	USD	—	(3)
Barclays Bank PLC	1/4/2019	73,679	BRL	19,010	USD	—	(2)
Barclays Bank PLC	1/4/2019	60,213	CAD	44,088	USD	1	—
Barclays Bank PLC	1/4/2019	3,390,988	CLP	4,886	USD	—	—
Barclays Bank PLC	1/4/2019	62,537	DKK	9,581	USD	—	—
Barclays Bank PLC	1/4/2019	119,119	EUR	136,186	USD	—	(4)
Barclays Bank PLC	1/4/2019	69,850	GBP	88,968	USD	—	(2)
Barclays Bank PLC	1/4/2019	333,713	HKD	42,626	USD	—	(2)
Barclays Bank PLC	1/4/2019	87,108	ILS	23,317	USD	—	(4)
Barclays Bank PLC	1/4/2019	120,284	NOK	13,892	USD	—	—
Barclays Bank PLC	1/4/2019	248,321	SEK	28,012	USD	—	(1)
Barclays Bank PLC	1/4/2019	22,890	SGD	16,795	USD	—	(1)
Barclays Bank PLC	1/4/2019	61,318	USD	83,929	AUD	2,231	—
Barclays Bank PLC	1/4/2019	18,982	USD	73,679	BRL	—	(27)
Barclays Bank PLC	1/4/2019	44,088	USD	58,541	CAD	1,224	—
Barclays Bank PLC	1/4/2019	5,036	USD	3,390,988	CLP	149	—
Barclays Bank PLC	1/4/2019	9,581	USD	62,950	DKK	—	(63)
Barclays Bank PLC	1/4/2019	136,186	USD	119,905	EUR	—	(895)
Barclays Bank PLC	1/4/2019	88,968	USD	69,591	GBP	332	—
Barclays Bank PLC	1/4/2019	42,626	USD	333,299	HKD	54	—
Barclays Bank PLC	1/4/2019	23,317	USD	86,769	ILS	95	—
Barclays Bank PLC	1/4/2019	13,892	USD	119,340	NOK	109	—
Barclays Bank PLC	1/4/2019	28,012	USD	254,100	SEK	—	(651)
Barclays Bank PLC	1/4/2019	16,795	USD	23,031	SGD	—	(103)
Barclays Bank PLC	1/4/2019	13,949	USD	194,140	ZAR	454	—
Barclays Bank PLC	1/4/2019	200,667	ZAR	13,949	USD	—	(1)
Barclays Bank PLC	1/7/2019	10,256	CHF	10,407	USD	—	—
Barclays Bank PLC	1/7/2019	38,699	NZD	25,952	USD	—	(1)
Barclays Bank PLC	1/7/2019	10,407	USD	10,359	CHF	—	(105)
Barclays Bank PLC	1/7/2019	25,952	USD	37,763	NZD	628	—
Barclays Bank PLC	1/8/2019	24,461,022	JPY	222,977	USD	—	(8)
Barclays Bank PLC	1/8/2019	222,977	USD	25,228,130	JPY	—	(6,984)
Barclays Bank PLC	2/5/2019	56,071	USD	79,594	AUD	—	(1)
Barclays Bank PLC	2/5/2019	19,402	USD	75,353	BRL	2	—
Barclays Bank PLC	2/5/2019	39,213	USD	53,515	CAD	—	(2)
Barclays Bank PLC	2/5/2019	7,846	USD	7,712	CHF	—	—
Barclays Bank PLC	2/5/2019	4,956	USD	3,436,576	CLP	—	(1)
Barclays Bank PLC	2/5/2019	1,968	USD	44,298	CZK	—	(1)
Barclays Bank PLC	2/5/2019	9,049	USD	58,899	DKK	—	—
Barclays Bank PLC	2/5/2019	123,698	USD	107,911	EUR	—	—
Barclays Bank PLC	2/5/2019	81,335	USD	63,758	GBP	—	—
Barclays Bank PLC	2/5/2019	1,254	USD	351,278	HUF	—	(1)
Barclays Bank PLC	2/5/2019	21,062	USD	78,509	ILS	—	(3)
Barclays Bank PLC	2/5/2019	202,833	USD	22,203,438	JPY	—	(6)

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	2/5/2019	13,022	USD	112,592	NOK	$—	$—
Barclays Bank PLC	2/5/2019	25,882	USD	38,577	NZD	—	(1)
Barclays Bank PLC	2/5/2019	27,188	USD	240,403	SEK	—	—
Barclays Bank PLC	2/5/2019	7,096	USD	38,641	TRY	—	(34)
Barclays Bank PLC	2/5/2019	13,382	USD	193,262	ZAR	—	—
Barclays Bank PLC	2/6/2019	2,062	USD	40,821	MXN	—	—
Barclays Bank PLC	2/7/2019	16,984	USD	23,135	SGD	—	(3)
Barclays Bank PLC	2/11/2019	41,064	USD	321,159	HKD	—	(2)
Canadian Imperial Bank of Commerce	1/4/2019	3,700	EUR	4,240	USD	—	(10)
Citibank N.A.	1/3/2019	47,730	CZK	2,120	USD	—	—
Citibank N.A.	1/3/2019	353,872	HUF	1,261	USD	—	—
Citibank N.A.	1/3/2019	41,810	MXN	2,123	USD	—	—
Citibank N.A.	1/3/2019	39,529	TRY	7,427	USD	—	(1)
Citibank N.A.	1/3/2019	2,120	USD	48,436	CZK	—	(31)
Citibank N.A.	1/3/2019	1,261	USD	359,685	HUF	—	(21)
Citibank N.A.	1/3/2019	2,123	USD	43,394	MXN	—	(80)
Citibank N.A.	1/3/2019	7,427	USD	39,690	TRY	—	(29)
Citibank N.A.	1/4/2019	87,096	AUD	61,318	USD	—	(2)
Citibank N.A.	1/4/2019	73,679	BRL	18,989	USD	20	—
Citibank N.A.	1/4/2019	60,211	CAD	44,088	USD	—	(1)
Citibank N.A.	1/4/2019	3,390,988	CLP	4,886	USD	—	—
Citibank N.A.	1/4/2019	62,538	DKK	9,581	USD	—	—
Citibank N.A.	1/4/2019	119,129	EUR	136,186	USD	7	—
Citibank N.A.	1/4/2019	69,856	GBP	88,968	USD	4	—
Citibank N.A.	1/4/2019	333,728	HKD	42,626	USD	—	—
Citibank N.A.	1/4/2019	87,112	ILS	23,317	USD	—	(3)
Citibank N.A.	1/4/2019	120,287	NOK	13,892	USD	—	—
Citibank N.A.	1/4/2019	248,325	SEK	28,012	USD	—	—
Citibank N.A.	1/4/2019	22,891	SGD	16,795	USD	—	—
Citibank N.A.	1/4/2019	61,318	USD	83,926	AUD	2,233	—
Citibank N.A.	1/4/2019	18,986	USD	73,679	BRL	—	(22)
Citibank N.A.	1/4/2019	44,088	USD	58,541	CAD	1,224	—
Citibank N.A.	1/4/2019	5,038	USD	3,390,988	CLP	152	—
Citibank N.A.	1/4/2019	9,581	USD	62,944	DKK	—	(62)
Citibank N.A.	1/4/2019	136,186	USD	119,897	EUR	—	(885)
Citibank N.A.	1/4/2019	88,968	USD	69,594	GBP	328	—
Citibank N.A.	1/4/2019	42,626	USD	333,311	HKD	53	—
Citibank N.A.	1/4/2019	23,317	USD	86,765	ILS	96	—
Citibank N.A.	1/4/2019	13,892	USD	119,333	NOK	110	—
Citibank N.A.	1/4/2019	28,012	USD	254,088	SEK	—	(650)
Citibank N.A.	1/4/2019	16,795	USD	23,032	SGD	—	(103)
Citibank N.A.	1/4/2019	13,949	USD	194,150	ZAR	454	—
Citibank N.A.	1/4/2019	200,668	ZAR	13,949	USD	—	(1)
Citibank N.A.	1/7/2019	10,256	CHF	10,407	USD	—	—
Citibank N.A.	1/7/2019	38,700	NZD	25,952	USD	—	—
Citibank N.A.	1/7/2019	10,407	USD	10,359	CHF	—	(104)
Citibank N.A.	1/7/2019	25,952	USD	37,762	NZD	629	—
Citibank N.A.	1/8/2019	24,463,185	JPY	222,977	USD	11	—
Citibank N.A.	1/8/2019	222,977	USD	25,227,818	JPY	—	(6,981)
Citibank N.A.	2/5/2019	56,071	USD	79,594	AUD	—	(1)
Citibank N.A.	2/5/2019	19,383	USD	75,353	BRL	—	(16)
Citibank N.A.	2/5/2019	39,213	USD	53,513	CAD	—	—
Citibank N.A.	2/5/2019	7,846	USD	7,712	CHF	—	—
Citibank N.A.	2/5/2019	4,955	USD	3,436,576	CLP	—	(1)
Citibank N.A.	2/5/2019	1,968	USD	44,275	CZK	—	—

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	2/5/2019	9,049	USD	58,902	DKK	$—	$(1)
Citibank N.A.	2/5/2019	123,698	USD	107,921	EUR	—	(12)
Citibank N.A.	2/5/2019	81,335	USD	63,762	GBP	—	(5)
Citibank N.A.	2/5/2019	1,254	USD	351,130	HUF	—	—
Citibank N.A.	2/5/2019	21,062	USD	78,501	ILS	—	(1)
Citibank N.A.	2/5/2019	202,833	USD	22,204,574	JPY	—	(16)
Citibank N.A.	2/5/2019	13,022	USD	112,595	NOK	—	(1)
Citibank N.A.	2/5/2019	25,882	USD	38,576	NZD	—	(1)
Citibank N.A.	2/5/2019	27,188	USD	240,417	SEK	—	(1)
Citibank N.A.	2/5/2019	7,096	USD	38,487	TRY	—	(5)
Citibank N.A.	2/5/2019	13,382	USD	193,272	ZAR	—	(1)
Citibank N.A.	2/6/2019	2,062	USD	40,833	MXN	—	(1)
Citibank N.A.	2/7/2019	16,984	USD	23,133	SGD	—	(1)
Citibank N.A.	2/11/2019	41,064	USD	321,155	HKD	—	(2)
Goldman Sachs	1/8/2019	57,296	JPY	4,520	NOK	—	—
Goldman Sachs	1/8/2019	330,987	JPY	4,500	NZD	—	(1)
HSBC Holdings PLC	1/3/2019	2,000	HUF	7	USD	—	—
HSBC Holdings PLC	1/3/2019	7,500	MXN	382	USD	—	(1)
HSBC Holdings PLC	1/3/2019	547,543	PHP	10,423	USD	—	(10)
HSBC Holdings PLC	1/3/2019	10,440	USD	547,543	PHP	28	—
HSBC Holdings PLC	1/4/2019	2,657,812	INR	38,081	USD	—	(25)
HSBC Holdings PLC	1/4/2019	68,142,266	KRW	61,358	USD	—	(251)
HSBC Holdings PLC	1/4/2019	2,084,740	THB	64,146	USD	—	(118)
HSBC Holdings PLC	1/4/2019	6,422,303	TWD	210,285	USD	—	(1,145)
HSBC Holdings PLC	1/4/2019	63,429	USD	2,084,740	THB	—	(598)
HSBC Holdings PLC	1/4/2019	208,985	USD	6,422,303	TWD	—	(156)
HSBC Holdings PLC	1/8/2019	27,293	JPY	1,950	HKD	—	—
HSBC Holdings PLC	2/4/2019	10,736	USD	565,567	PHP	—	(4)
HSBC Holdings PLC	2/5/2019	38,298	USD	2,681,691	INR	18	—
HSBC Holdings PLC	2/5/2019	58,568	USD	1,902,167	THB	122	—
HSBC Holdings PLC	2/8/2019	61,192	USD	67,963,873	KRW	—	(39)
HSBC Holdings PLC	2/12/2019	208,642	USD	6,358,564	TWD	—	(144)
Morgan Stanley & Co. International	1/4/2019	27,470	SEK	3,100	USD	—	(2)
Morgan Stanley & Co. International	1/8/2019	640,662	JPY	7,980	CAD	—	(3)
Morgan Stanley & Co. International	1/8/2019	174,655	JPY	1,250	GBP	—	—
Morgan Stanley & Co. International	1/8/2019	47,773	JPY	1,630	ILS	—	(1)
Morgan Stanley & Co. International	1/8/2019	942,483	JPY	8,600	USD	—	(10)
Royal Bank of Canada	1/3/2019	1,616	USD	36,927	CZK	—	(24)
Royal Bank of Canada	1/3/2019	964	USD	275,010	HUF	—	(16)
Royal Bank of Canada	1/3/2019	1,621	USD	33,127	MXN	—	(61)
Royal Bank of Canada	1/3/2019	5,659	USD	30,237	TRY	—	(22)
Royal Bank of Canada	1/4/2019	46,720	USD	63,947	AUD	1,701	—
Royal Bank of Canada	1/4/2019	14,466	USD	56,141	BRL	—	(18)
Royal Bank of Canada	1/4/2019	33,594	USD	44,605	CAD	934	—
Royal Bank of Canada	1/4/2019	3,839	USD	2,583,610	CLP	116	—
Royal Bank of Canada	1/4/2019	7,302	USD	47,974	DKK	—	(48)
Royal Bank of Canada	1/4/2019	103,761	USD	91,355	EUR	—	(680)
Royal Bank of Canada	1/4/2019	67,789	USD	53,026	GBP	251	—
Royal Bank of Canada	1/4/2019	32,479	USD	253,967	HKD	40	—
Royal Bank of Canada	1/4/2019	17,770	USD	66,130	ILS	71	—
Royal Bank of Canada	1/4/2019	10,585	USD	90,928	NOK	84	—
Royal Bank of Canada	1/4/2019	21,346	USD	193,628	SEK	—	(496)
Royal Bank of Canada	1/4/2019	12,799	USD	17,551	SGD	—	(78)
Royal Bank of Canada	1/4/2019	10,629	USD	147,937	ZAR	346	—
Royal Bank of Canada	1/7/2019	460	CHF	468	USD	—	(2)

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	1/7/2019	7,932	USD	7,895	CHF	$—	$(79)
Royal Bank of Canada	1/7/2019	19,773	USD	28,771	NZD	480	—
Royal Bank of Canada	1/8/2019	236,496	JPY	31,100	ZAR	—	(6)
Royal Bank of Canada	1/8/2019	169,891	USD	19,221,620	JPY	—	(5,319)
State Street Bank and Trust	1/4/2019	1,900	DKK	292	USD	—	(1)
UBS AG	1/3/2019	47,729	CZK	2,120	USD	—	—
UBS AG	1/3/2019	353,872	HUF	1,261	USD	—	—
UBS AG	1/3/2019	41,810	MXN	2,123	USD	—	—
UBS AG	1/3/2019	39,530	TRY	7,427	USD	—	—
UBS AG	1/3/2019	600	TRY	113	USD	—	(1)
UBS AG	1/3/2019	2,120	USD	48,456	CZK	—	(32)
UBS AG	1/3/2019	1,261	USD	359,944	HUF	—	(22)
UBS AG	1/3/2019	2,123	USD	43,395	MXN	—	(81)
UBS AG	1/3/2019	7,427	USD	39,697	TRY	—	(31)
UBS AG	1/4/2019	87,095	AUD	61,318	USD	—	(3)
UBS AG	1/4/2019	73,679	BRL	18,928	USD	82	—
UBS AG	1/4/2019	60,210	CAD	44,088	USD	—	(2)
UBS AG	1/4/2019	3,390,988	CLP	4,886	USD	—	—
UBS AG	1/4/2019	62,537	DKK	9,581	USD	—	—
UBS AG	1/4/2019	119,120	EUR	136,186	USD	—	(3)
UBS AG	1/4/2019	69,850	GBP	88,968	USD	—	(2)
UBS AG	1/4/2019	333,714	HKD	42,626	USD	—	(1)
UBS AG	1/4/2019	579,604,873	IDR	40,054	USD	26	—
UBS AG	1/4/2019	87,113	ILS	23,317	USD	—	(3)
UBS AG	1/4/2019	215,637	MYR	52,193	USD	—	(121)
UBS AG	1/4/2019	120,284	NOK	13,892	USD	—	—
UBS AG	1/4/2019	248,321	SEK	28,012	USD	—	(1)
UBS AG	1/4/2019	22,890	SGD	16,795	USD	—	(1)
UBS AG	1/4/2019	61,318	USD	83,928	AUD	2,231	—
UBS AG	1/4/2019	18,968	USD	73,679	BRL	—	(41)
UBS AG	1/4/2019	44,088	USD	58,541	CAD	1,224	—
UBS AG	1/4/2019	5,039	USD	3,390,988	CLP	153	—
UBS AG	1/4/2019	9,581	USD	62,941	DKK	—	(62)
UBS AG	1/4/2019	136,186	USD	119,906	EUR	—	(895)
UBS AG	1/4/2019	88,968	USD	69,593	GBP	330	—
UBS AG	1/4/2019	42,626	USD	333,326	HKD	51	—
UBS AG	1/4/2019	40,520	USD	579,604,873	IDR	441	—
UBS AG	1/4/2019	23,317	USD	86,769	ILS	95	—
UBS AG	1/4/2019	38,020	USD	2,657,812	INR	—	(36)
UBS AG	1/4/2019	60,882	USD	68,142,266	KRW	—	(225)
UBS AG	1/4/2019	51,465	USD	215,637	MYR	—	(607)
UBS AG	1/4/2019	13,892	USD	119,334	NOK	110	—
UBS AG	1/4/2019	28,012	USD	254,089	SEK	—	(650)
UBS AG	1/4/2019	16,795	USD	23,032	SGD	—	(103)
UBS AG	1/4/2019	13,949	USD	194,149	ZAR	454	—
UBS AG	1/4/2019	200,666	ZAR	13,949	USD	—	(1)
UBS AG	1/7/2019	10,256	CHF	10,407	USD	—	—
UBS AG	1/7/2019	38,699	NZD	25,952	USD	—	(1)
UBS AG	1/7/2019	10,407	USD	10,359	CHF	—	(104)
UBS AG	1/7/2019	25,952	USD	37,762	NZD	629	—
UBS AG	1/8/2019	1,165,609	JPY	15,100	AUD	—	(6)
UBS AG	1/8/2019	24,461,089	JPY	222,977	USD	—	(8)
UBS AG	1/8/2019	222,977	USD	25,230,360	JPY	—	(7,004)
UBS AG	2/5/2019	56,071	USD	79,596	AUD	—	(3)
UBS AG	2/5/2019	19,320	USD	75,353	BRL	—	(80)

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	2/5/2019	39,213	USD	53,511	CAD	$1	$—
UBS AG	2/5/2019	7,846	USD	7,712	CHF	—	—
UBS AG	2/5/2019	4,957	USD	3,436,576	CLP	—	—
UBS AG	2/5/2019	1,968	USD	44,275	CZK	—	—
UBS AG	2/5/2019	9,049	USD	58,904	DKK	—	(1)
UBS AG	2/5/2019	123,698	USD	107,913	EUR	—	(3)
UBS AG	2/5/2019	81,335	USD	63,760	GBP	—	(1)
UBS AG	2/5/2019	1,254	USD	351,196	HUF	—	—
UBS AG	2/5/2019	21,062	USD	78,502	ILS	—	(1)
UBS AG	2/5/2019	202,833	USD	22,203,134	JPY	—	(3)
UBS AG	2/5/2019	13,022	USD	112,598	NOK	—	(1)
UBS AG	2/5/2019	25,882	USD	38,576	NZD	—	(1)
UBS AG	2/5/2019	27,188	USD	240,411	SEK	—	(1)
UBS AG	2/5/2019	7,096	USD	38,483	TRY	—	(4)
UBS AG	2/5/2019	13,382	USD	193,278	ZAR	—	(1)
UBS AG	2/6/2019	41,572	USD	604,191,523	IDR	—	(41)
UBS AG	2/6/2019	2,062	USD	40,820	MXN	—	—
UBS AG	2/7/2019	16,984	USD	23,137	SGD	—	(4)
UBS AG	2/8/2019	52,966	USD	218,517	MYR	374	—
UBS AG	2/11/2019	41,064	USD	321,159	HKD	—	(2)
						$26,276	$(46,753)

CURRENCY LEGEND
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli New shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 3.4%

Bapcor Ltd.	2,854	$11,834

Blackmores Ltd.(a)	138	11,853

Breville Group Ltd.	1,277	9,583

Brickworks Ltd.	1,852	21,682

Costa Group Holdings Ltd.	2,459	12,845

CSR Ltd.	10,673	21,114

Domain Holdings Australia Ltd.	5,887	9,242

Event Hospitality and Entertainment Ltd.	1,788	17,119

GrainCorp Ltd. Class A	1,837	11,859

Healius Ltd.	7,575	11,892

IDP Education Ltd.	2,156	14,981

IOOF Holdings Ltd.	5,022	18,279

IRESS Ltd.	2,205	17,262

JB Hi-Fi Ltd.(a)	1,967	30,659

Metcash Ltd.	14,670	25,303

MYOB Group Ltd.	6,235	14,749

Navitas Ltd.	3,983	14,188

NIB Holdings Ltd.	2,617	9,580

Nine Entertainment Co. Holdings Ltd.	24,099	23,413

Pendal Group Ltd.	3,966	22,253

Perpetual Ltd.	730	16,692

Regis Resources Ltd.	7,058	23,999

Sims Metal Management Ltd.	3,039	21,480

SmartGroup Corp., Ltd.	1,687	10,546

St Barbara Ltd.	6,552	21,679

Steadfast Group Ltd.	5,150	9,970

Super Retail Group Ltd.	3,638	18,005

Technology One Ltd.	2,307	10,005

Total Australia		462,066

Austria – 0.2%

Agrana Beteiligungs AG	745	13,678

Palfinger AG	326	8,273

Total Austria		21,951

Belgium – 0.4%

Bekaert S.A.	1,090	26,242

Euronav N.V.	1,217	8,653

Ontex Group N.V.	1,093	22,365

Total Belgium		57,260

Brazil – 1.2%

Cia de Saneamento de Minas Gerais-COPASA	1,367	21,702

EDP – Energias do Brasil S.A.	5,162	19,645

Estacio Participacoes S.A.	999	6,124

Fleury S.A.	2,914	14,872

LOG Commercial Properties e Participacoes S.A.*	289	1,346

MRV Engenharia e Participacoes S.A.	4,011	12,791

Qualicorp Consultoria e Corretora de Seguros S.A.	5,828	19,383

Smiles Fidelidade S.A.	1,166	13,168

Transmissora Alianca de Energia Eletrica S.A.	8,659	52,726

Total Brazil		161,757

Canada – 2.2%

Chemtrade Logistics Income Fund	2,664	20,441

Cineplex, Inc.	999	18,608

Cogeco Communications, Inc.	333	16,038

Enerflex Ltd.	833	9,746

Enghouse Systems Ltd.	142	6,905

Innergex Renewable Energy, Inc.	2,581	23,697

Kinder Morgan Canada Ltd.(b)	1,332	15,536

Morneau Shepell, Inc.	583	10,689

Mullen Group Ltd.	1,159	10,361

Northview Apartment Real Estate Investment Trust	749	13,425

Osisko Gold Royalties Ltd.(a)	1,582	13,865

Pason Systems, Inc.	977	13,083

Peyto Exploration & Development Corp.	3,913	20,284

Russel Metals, Inc.	1,315	20,537

ShawCor Ltd.	583	7,077

Stelco Holdings, Inc.	416	4,587

Superior Plus Corp.	3,224	22,850

TransAlta Corp.	3,436	14,063

Transcontinental, Inc. Class A	999	14,117

WestJet Airlines Ltd.	1,415	18,648

Westshore Terminals Investment Corp.	735	11,075

Total Canada		305,632

Chile – 0.3%

CAP S.A.	829	7,263

Ripley Corp. S.A.	15,188	12,633

SONDA S.A.	7,372	11,545

Vina Concha y Toro S.A.	6,579	12,841

Total Chile		44,282

China – 2.2%

China Aoyuan Group Ltd.	15,000	9,522

China Lesso Group Holdings Ltd.	32,000	16,022

China Lilang Ltd.	14,000	11,802

China Railway Signal & Communication Corp., Ltd. Class H(b)	22,000	15,398

China Reinsurance Group Corp. Class H	91,000	18,597

China Yongda Automobiles Services Holdings Ltd.(a)	19,000	11,551

China ZhengTong Auto Services Holdings Ltd.	20,000	11,929

Chongqing Rural Commercial Bank Co., Ltd. Class H	38,000	20,385

CITIC Telecom International Holdings Ltd.	39,000	13,698

Dongyue Group Ltd.	22,000	11,352

Fufeng Group Ltd.*	13,000	5,496

Golden Eagle Retail Group Ltd.	10,000	10,665

Guangzhou R&F Properties Co., Ltd. Class H	18,000	27,221

Lonking Holdings Ltd.	38,000	9,853

Powerlong Real Estate Holdings Ltd.	45,000	17,703

Shougang Fushan Resources Group Ltd.	92,000	18,683

Shui On Land Ltd.	67,500	15,001

Sinopec Engineering Group Co., Ltd. Class H	15,000	12,319

XTEP International Holdings Ltd.	22,500	12,214

Yuexiu Transport Infrastructure Ltd.	22,000	16,691

Yuzhou Properties Co., Ltd.	41,000	16,915

Total China		303,017

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2018

Investments	Shares	Value

Czech Republic – 0.1%

Moneta Money Bank AS(b)	4,768	$15,354

Denmark – 0.5%

Alm Brand A/S	2,270	17,300

Ringkjoebing Landbobank A/S	202	10,521

Scandinavian Tobacco Group A/S Class A(b)	1,657	19,913

Sydbank A/S	1,022	24,282

Total Denmark		72,016

Finland – 0.5%

Citycon Oyj	13,173	24,320

Sanoma Oyj	2,503	24,278

YIT Oyj	3,346	19,527

Total Finland		68,125

France – 0.7%

Beneteau S.A.	720	9,449

Coface S.A.	938	8,503

Europcar Mobility Group(b)	1,378	12,389

IPSOS	422	9,909

LISI	374	8,765

Maisons du Monde S.A.(b)	390	7,450

Manitou BF S.A.	345	8,834

Nexans S.A.(a)	489	13,600

Tarkett S.A.(a)	707	14,160

Total France		93,059

Georgia – 0.1%

Bank of Georgia Group PLC	535	9,383

Germany – 1.0%

AURELIUS Equity Opportunities SE & Co. KGaA	788	28,573

BayWa AG	279	6,570

CANCOM SE	263	8,617

Hamburger Hafen und Logistik AG	843	16,701

Indus Holding AG	266	11,859

Kloeckner & Co. SE	871	6,034

Leoni AG	570	19,730

NORMA Group SE	263	12,982

Pfeiffer Vacuum Technology AG	99	12,302

Wacker Neuson SE	771	14,560

Total Germany		137,928

Hong Kong – 0.1%

Kowloon Development Co., Ltd.	19,000	19,997

Indonesia – 0.5%

Indo Tambangraya Megah Tbk PT	13,600	19,152

Japfa Comfeed Indonesia Tbk PT	90,000	13,456

Matahari Department Store Tbk PT	50,000	19,471

Surya Citra Media Tbk PT	112,500	14,630

Total Indonesia		66,709

Ireland – 0.3%

C&C Group PLC	6,336	19,737

Greencore Group PLC	7,187	16,311

Total Ireland		36,048

Israel – 1.3%

Amot Investments Ltd.	4,016	19,496

Delek Group Ltd.	250	35,860

Gazit-Globe Ltd.	1,631	11,348

Harel Insurance Investments & Financial Services Ltd.	2,449	16,116

Melisron Ltd.	415	17,303

Oil Refineries Ltd.	42,151	20,112

Paz Oil Co., Ltd.	232	35,023

Phoenix Holdings Ltd. (The)	1,028	5,230

Shufersal Ltd.	2,404	15,794

Total Israel		176,282

Italy – 1.2%

Anima Holding SpA(b)	3,737	13,798

Banca IFIS SpA	725	12,796

Banca Popolare di Sondrio SCPA	3,910	11,764

Cementir Holding SpA	1,554	9,149

Gima TT SpA(b)	1,401	10,445

Maire Tecnimont SpA	3,947	14,484

MARR SpA	887	20,888

RAI Way SpA(b)	3,598	17,830

Saras SpA	21,490	41,542

Societa Cattolica di Assicurazioni SC	1,055	8,569

Total Italy		161,265

Japan – 12.1%

ADEKA Corp.	1,100	15,971

Aeon Delight Co., Ltd.	400	13,417

Ai Holdings Corp.	400	7,080

Amano Corp.	800	15,517

AOKI Holdings, Inc.	1,000	11,767

Aoyama Trading Co., Ltd.	700	16,812

Arcs Co., Ltd.	600	13,387

As One Corp.	200	13,708

ASKUL Corp.(a)	200	4,273

Autobacs Seven Co., Ltd.	900	14,938

Bell System24 Holdings, Inc.	700	8,243

Chugoku Bank Ltd. (The)	1,400	11,829

Ci:z Holdings Co., Ltd.	200	10,719

Cocokara fine, Inc.	200	9,771

Daiseki Co., Ltd.	300	6,234

Daiwabo Holdings Co., Ltd.	200	9,297

DCM Holdings Co., Ltd.(a)	1,300	13,591

Dip Corp.	400	6,566

Dowa Holdings Co., Ltd.	600	18,047

EDION Corp.(a)	1,200	11,823

Exedy Corp.	700	17,169

FCC Co., Ltd.	400	9,395

Fujikura Ltd.	3,400	13,542

Fujitec Co., Ltd.	700	7,535

Fujitsu General Ltd.	700	8,983

Glory Ltd.	800	18,039

GS Yuasa Corp.	700	14,343

GungHo Online Entertainment, Inc.(a)	5,500	10,026

H2O Retailing Corp.	1,100	15,661

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2018

Investments	Shares	Value

Hanwa Co., Ltd.	600	$15,471

Hazama Ando Corp.	2,200	14,558

Heiwado Co., Ltd.	500	11,484

Hokuhoku Financial Group, Inc.	1,100	12,422

Ibiden Co., Ltd.	1,200	16,931

Ichibanya Co., Ltd.	300	11,307

Inaba Denki Sangyo Co., Ltd.	200	7,483

Itochu Enex Co., Ltd.	1,400	12,275

Itoham Yonekyu Holdings, Inc.	2,700	16,316

Iwatani Corp.	300	10,035

Iyo Bank Ltd. (The)	2,300	12,159

Japan Aviation Electronics Industry Ltd.	800	9,275

Japan Lifeline Co., Ltd.	500	6,458

Japan Steel Works Ltd. (The)	600	9,685

kabu.com Securities Co., Ltd.	4,300	14,776

Kanematsu Corp.	1,000	12,168

Keihin Corp.	600	10,084

Kintetsu World Express, Inc.	600	8,870

Kumagai Gumi Co., Ltd.	400	12,031

Kureha Corp.	200	11,101

KYORIN Holdings, Inc.	700	15,319

Kyoritsu Maintenance Co., Ltd.	200	8,786

Lintec Corp.	800	17,245

Macnica Fuji Electronics Holdings, Inc.	700	8,607

Maeda Road Construction Co., Ltd.	800	16,639

Mandom Corp.	400	10,974

Maruha Nichiro Corp.	300	10,103

Meitec Corp.	400	16,279

Miraca Holdings, Inc.	900	20,360

Mirait Holdings Corp.	700	10,285

Mitsubishi Pencil Co., Ltd.	600	11,884

Mitsui Mining & Smelting Co., Ltd.	600	12,452

Mixi, Inc.	1,200	25,178

Mochida Pharmaceutical Co., Ltd.	200	16,443

Modec, Inc.	300	6,215

Morinaga & Co., Ltd.	300	12,934

Morinaga Milk Industry Co., Ltd.	400	11,229

Nachi-Fujikoshi Corp.	200	6,973

Nakanishi, Inc.	500	8,513

NEC Networks & System Integration Corp.	600	13,349

NET One Systems Co., Ltd.	500	8,814

Nichias Corp.	700	12,001

Nihon Parkerizing Co., Ltd.	1,100	12,753

Nikkon Holdings Co., Ltd.	700	16,761

Nippon Flour Mills Co., Ltd.	1,100	18,408

Nippon Light Metal Holdings Co., Ltd.	7,200	14,634

Nippon Steel & Sumikin Bussan Corp.	600	24,801

Nippon Suisan Kaisha Ltd.	1,700	9,514

Nishi-Nippon Financial Holdings, Inc.	1,200	10,478

Nishimatsu Construction Co., Ltd.	600	13,688

Nissin Kogyo Co., Ltd.	600	7,645

Noevir Holdings Co., Ltd.	500	21,761

Nomura Co., Ltd.	600	13,798

North Pacific Bank Ltd.	3,500	9,379

Ohsho Food Service Corp.	200	13,216

Okamoto Industries, Inc.	200	10,518

Okamura Corp.	900	11,632

Oki Electric Industry Co., Ltd.	700	8,288

Okinawa Electric Power Co., Inc. (The)	700	13,615

OKUMA Corp.	200	9,588

Okumura Corp.	700	20,417

Onward Holdings Co., Ltd.	1,700	9,157

Paramount Bed Holdings Co., Ltd.	200	8,303

Penta-Ocean Construction Co., Ltd.	2,000	11,101

Prima Meat Packers Ltd.	500	8,941

Resorttrust, Inc.	700	10,278

Riso Kagaku Corp.	500	7,706

Ryobi Ltd.	200	4,802

San-In Godo Bank Ltd. (The)	1,300	9,124

Sangetsu Corp.	700	12,728

Sanrio Co., Ltd.	400	7,838

Sanyo Chemical Industries Ltd.	200	9,242

Sapporo Holdings Ltd.	700	14,630

Sato Holdings Corp.	300	7,137

Seiko Holdings Corp.	500	9,629

Senko Group Holdings Co., Ltd.	1,800	13,666

Shima Seiki Manufacturing Ltd.	200	5,842

Shimachu Co., Ltd.	500	13,489

Shinko Electric Industries Co., Ltd.	1,700	10,846

Shinmaywa Industries Ltd.	900	10,992

Ship Healthcare Holdings, Inc.	300	11,088

SKY Perfect JSAT Holdings, Inc.	3,700	15,816

Starts Corp., Inc.	400	8,878

Sumitomo Mitsui Construction Co., Ltd.	1,500	9,133

Sumitomo Osaka Cement Co., Ltd.	400	16,443

Suruga Bank Ltd.(a)	2,200	8,141

Sushiro Global Holdings Ltd.	200	10,937

T-Gaia Corp.	900	17,038

Tadano Ltd.	900	8,195

Taikisha Ltd.	300	8,003

Taiyo Holdings Co., Ltd.	400	11,284

Takasago Thermal Engineering Co., Ltd.	800	13,045

Toho Holdings Co., Ltd.	700	17,150

TOKAI Holdings Corp.	1,700	13,496

Tokai Rika Co., Ltd.	1,000	16,625

Tokai Tokyo Financial Holdings, Inc.	2,700	11,566

Tokuyama Corp.	500	11,033

Topcon Corp.	400	5,334

Topre Corp.	500	9,985

Toshiba TEC Corp.	300	7,008

Toyo Ink SC Holdings Co., Ltd.	500	11,138

Toyobo Co., Ltd.	900	12,296

Trusco Nakayama Corp.	300	7,919

Tsubakimoto Chain Co.	400	13,180

UACJ Corp.	500	9,812

Ulvac, Inc.	500	14,538

United Arrows Ltd.	200	6,408

United Super Markets Holdings, Inc.	1,000	10,947

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2018

Investments	Shares	Value

Wacoal Holdings Corp.	700	$18,139

Yamazen Corp.	1,000	9,406

ZERIA Pharmaceutical Co., Ltd.	500	8,991

Total Japan		1,662,471

Malaysia – 0.7%

Alliance Bank Malaysia Bhd	11,700	11,381

Astro Malaysia Holdings Bhd	56,100	17,648

Carlsberg Brewery Malaysia Bhd	2,700	12,858

Gamuda Bhd	44,300	25,085

Heineken Malaysia Bhd	2,400	11,882

IJM Corp. Bhd	33,300	13,054

Inari Amertron Bhd	18,800	6,824

Total Malaysia		98,732

Mexico – 0.1%

Megacable Holdings S.A.B. de C.V. Series CPO	2,996	13,409

Prologis Property Mexico S.A. de C.V.	1,748	2,689

Total Mexico		16,098

Netherlands – 1.6%

Arcadis N.V.	959	11,686

BE Semiconductor Industries N.V.	3,625	76,571

Corbion N.V.	443	12,387

ForFarmers N.V.	1,248	11,484

Intertrust N.V.(b)	1,310	21,999

Koninklijke Volkerwessels N.V.	1,673	26,450

PostNL N.V.	13,207	30,150

Sligro Food Group N.V.	542	21,562

Total Netherlands		212,289

New Zealand – 1.6%

Chorus Ltd.	8,128	26,434

Genesis Energy Ltd.	21,235	37,164

Infratil Ltd.	10,992	26,903

Kiwi Property Group Ltd.	14,825	13,569

Mainfreight Ltd.	556	11,483

SKYCITY Entertainment Group Ltd.	12,642	30,094

Summerset Group Holdings Ltd.	2,275	9,717

Trade Me Group Ltd.	5,601	23,849

Trustpower Ltd.	2,498	10,302

Z Energy Ltd.	7,251	26,693

Total New Zealand		216,208

Norway – 0.8%

Atea ASA*	2,086	26,740

Grieg Seafood ASA	883	10,432

Ocean Yield ASA	4,413	30,170

SpareBank 1 SMN	1,384	13,458

Veidekke ASA	2,309	25,839

Total Norway		106,639

Philippines – 0.1%

Pilipinas Shell Petroleum Corp.	14,400	13,076

Portugal – 0.8%

Altri, SGPS, S.A.	3,065	20,322

Corticeira Amorim, SGPS, S.A.	831	8,550

REN – Redes Energeticas Nacionais, SGPS, S.A.	11,282	31,391

Semapa-Sociedade de Investimento e Gestao	1,299	19,453

Sonae, SGPS, S.A.	35,530	32,899

Total Portugal		112,615

Singapore – 1.3%

First Resources Ltd.	14,600	16,496

GuocoLand Ltd.(a)	9,600	12,678

Ho Bee Land Ltd.	7,700	13,389

IGG, Inc.	11,000	15,089

Keppel Infrastructure Trust	81,200	28,894

M1 Ltd.	23,400	35,881

Raffles Medical Group Ltd.	14,400	11,621

Sheng Siong Group Ltd.	20,800	16,176

Singapore Post Ltd.	27,100	18,193

United Engineers Ltd.	5,200	9,652

Total Singapore		178,069

South Africa – 0.8%

African Rainbow Minerals Ltd.	1,415	14,003

Barloworld Ltd.	1,749	13,999

Coronation Fund Managers Ltd.	2,445	7,028

Hyprop Investments Ltd.	3,936	22,300

KAP Industrial Holdings Ltd.	21,319	12,019

Massmart Holdings Ltd.	1,392	10,017

Telkom S.A. SOC Ltd.	5,739	25,250

Tsogo Sun Holdings Ltd.	7,076	10,542

Total South Africa		115,158

South Korea – 0.7%

DGB Financial Group, Inc.	1,435	10,687

Dongsuh Cos., Inc.	733	11,759

Grand Korea Leisure Co., Ltd.	470	10,488

Korean Reinsurance Co.	1,266	9,826

LOTTE Himart Co., Ltd.	194	8,111

LS Corp.	277	12,189

LS Industrial Systems Co., Ltd.	197	8,651

Meritz Fire & Marine Insurance Co., Ltd.	774	15,157

SKC Co., Ltd.	260	8,342

Total South Korea		95,210

Spain – 1.0%

Applus Services S.A.	674	7,466

Atresmedia Corp. de Medios de Comunicacion S.A.(a)	6,848	34,147

Construcciones y Auxiliar de Ferrocarriles S.A.	204	8,442

Distribuidora Internacional de Alimentacion S.A.(a)	19,727	10,407

Euskaltel S.A.(a)(b)	2,136	17,068

Faes Farma S.A.	3,488	11,842

Papeles y Cartones de Europa S.A.	843	16,171

Sacyr S.A.	7,816	15,582

Tecnicas Reunidas S.A.	744	18,150

Total Spain		139,275

Sweden – 1.6%

AddTech AB Class B	766	13,668

AF AB Class B	734	13,279

Ahlstrom-Munksjo Oyj	949	13,148

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2018

Investments	Shares	Value

Avanza Bank Holding AB	177	$8,457

Bonava AB Class B	1,057	13,615

Bravida Holding AB(b)	1,960	13,552

JM AB(a)	1,614	31,494

Kungsleden AB	2,208	15,665

NCC AB Class B(a)	1,861	28,925

Nobia AB	2,431	13,502

Nolato AB Class B	226	9,343

Resurs Holding AB(b)	2,470	15,239

Scandic Hotels Group AB(b)	1,090	9,602

Wihlborgs Fastigheter AB	1,568	18,110

Total Sweden		217,599

Switzerland – 0.6%

Huber + Suhner AG Registered Shares	162	10,764

Implenia AG Registered Shares	233	7,819

Landis+Gyr Group AG*	464	25,958

Oriflame Holding AG	997	22,277

Valiant Holding AG Registered Shares	137	15,009

Total Switzerland		81,827

Taiwan – 2.6%

Accton Technology Corp.	7,000	22,455

Chicony Electronics Co., Ltd.	14,301	29,126

Chroma ATE, Inc.	4,000	15,356

CTCI Corp.	11,000	15,890

Feng Hsin Steel Co., Ltd.	6,000	11,420

Highwealth Construction Corp.	13,000	19,032

International CSRC Investment Holdings Co.	7,000	8,870

King’s Town Bank Co., Ltd.	17,000	15,956

LCY Chemical Corp.	10,000	17,146

Lien Hwa Industrial Corp.	12,000	11,576

Macronix International	25,000	14,925

Qisda Corp.	20,000	12,818

Ruentex Industries Ltd.	6,600	16,877

Standard Foods Corp.	10,000	16,169

Taiwan Fertilizer Co., Ltd.	7,000	9,838

Teco Electric and Machinery Co., Ltd.	30,000	17,032

Tripod Technology Corp.	8,000	20,770

Voltronic Power Technology Corp.	1,000	17,471

Winbond Electronics Corp.	63,000	27,773

Wistron Corp.	52,000	32,313

Total Taiwan		352,813

Thailand – 0.7%

Bangchak Corp. PCL NVDR	24,400	23,793

Beauty Community PCL NVDR	27,200	5,472

Esso Thailand PCL NVDR	22,500	7,048

Jasmine International PCL NVDR	78,200	10,712

Kiatnakin Bank PCL NVDR	6,500	13,226

Star Petroleum Refining PCL NVDR	33,300	9,818

Tisco Financial Group PCL NVDR	3,200	7,690

TTW PCL NVDR	44,500	16,947

Total Thailand		94,706

Turkey – 0.4%

Arcelik AS	4,929	14,630

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	43,115	12,157

Petkim Petrokimya Holding AS	14,242	13,492

TAV Havalimanlari Holding AS	2,146	9,649

Tofas Turk Otomobil Fabrikasi AS	3,327	10,569

Total Turkey		60,497

United Kingdom – 4.7%

Big Yellow Group PLC	1,543	17,166

Bovis Homes Group PLC	1,926	21,140

Brewin Dolphin Holdings PLC	3,321	13,636

Coats Group PLC	10,149	10,534

Computacenter PLC	1,473	18,873

ContourGlobal PLC(b)	4,714	10,807

Countryside Properties PLC(b)	5,139	19,923

Crest Nicholson Holdings PLC	6,579	27,500

Domino’s Pizza Group PLC	6,009	17,839

Drax Group PLC	5,172	23,634

Dunelm Group PLC	2,851	19,644

Elementis PLC	5,265	12,211

Equiniti Group PLC(b)	3,409	9,400

Essentra PLC	3,612	15,751

Euromoney Institutional Investor PLC	953	14,007

FDM Group Holdings PLC	1,243	11,762

Ferrexpo PLC	5,020	12,445

Galliford Try PLC	2,309	18,321

Games Workshop Group PLC	455	17,616

Genus PLC	398	10,878

Greene King PLC	6,843	46,016

Greggs PLC	837	13,496

Ibstock PLC(b)	5,181	13,111

J D Wetherspoon PLC	853	12,091

James Halstead PLC(a)	1,968	10,703

John Laing Group PLC(b)	2,759	11,666

Moneysupermarket.com Group PLC	7,133	25,028

Morgan Advanced Materials PLC	3,631	12,172

PZ Cussons PLC	5,245	14,215

RWS Holdings PLC	1,628	9,932

Safestore Holdings PLC	2,255	14,546

Saga PLC	13,937	18,389

Savills PLC	1,146	10,319

Senior PLC	3,864	9,321

Softcat PLC	1,226	9,181

Stagecoach Group PLC	9,132	15,410

Superdry PLC	688	4,099

TalkTalk Telecom Group PLC	12,553	18,210

Ted Baker PLC	342	6,751

TI Fluid Systems PLC(b)	4,284	9,112

TP ICAP PLC	6,725	25,781

Ultra Electronics Holdings PLC	720	11,921

Total United Kingdom		644,557

United States – 50.8%

1st Source Corp.	287	11,578

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2018

Investments	Shares	Value

AAON, Inc.	526	$18,442

AAR Corp.	361	13,480

Abercrombie & Fitch Co. Class A	3,452	69,213

ACCO Brands Corp.	2,220	15,052

Acushnet Holdings Corp.	2,056	43,320

Advanced Drainage Systems, Inc.	721	17,484

Agree Realty Corp.	865	51,139

Alexander’s, Inc.	186	56,682

Allegiant Travel Co.	474	47,504

Altra Industrial Motion Corp.	639	16,071

American Assets Trust, Inc.	912	36,635

AMERISAFE, Inc.	866	49,094

Apogee Enterprises, Inc.	434	12,955

ArcBest Corp.	256	8,771

Arch Coal, Inc. Class A	458	38,009

Archrock, Inc.	5,164	38,678

Artisan Partners Asset Management, Inc. Class A	3,470	76,722

Astec Industries, Inc.	231	6,974

ATN International, Inc.	185	13,233

Atrion Corp.	18	13,339

AZZ, Inc.	481	19,413

B&G Foods, Inc.(a)	5,596	161,780

Badger Meter, Inc.	451	22,194

BancFirst Corp.	394	19,661

Banner Corp.	456	24,387

Benchmark Electronics, Inc.	1,052	22,281

Beneficial Bancorp, Inc.	821	11,732

Berkshire Hills Bancorp, Inc.	654	17,638

Big Lots, Inc.	1,340	38,753

BJ’s Restaurants, Inc.	187	9,457

Bloomin’ Brands, Inc.	1,980	35,422

Bluegreen Vacations Corp.(a)	2,798	36,178

Boise Cascade Co.	436	10,399

Boston Private Financial Holdings, Inc.	2,757	29,141

Brinker International, Inc.(a)	1,834	80,659

Brookline Bancorp, Inc.	1,355	18,726

Buckle, Inc. (The)(a)	7,904	152,863

Calavo Growers, Inc.	257	18,751

Caleres, Inc.	500	13,915

California Water Service Group	1,154	55,000

Capitol Federal Financial, Inc.	6,513	83,171

CareTrust REIT, Inc.	2,243	41,406

Chase Corp.	84	8,404

Chesapeake Lodging Trust	2,215	53,935

Chesapeake Utilities Corp.	358	29,105

City Holding Co.	269	18,182

Clearway Energy, Inc. Class C	4,677	80,678

Coca-Cola Bottling Co. Consolidated	57	10,111

Cohen & Steers, Inc.	1,957	67,164

Cooper Tire & Rubber Co.	998	32,265

Core-Mark Holding Co., Inc.	645	14,996

CorePoint Lodging, Inc.	809	9,910

CSG Systems International, Inc.	907	28,815

CTS Corp.	247	6,395

Cubic Corp.	196	10,533

Dillard’s, Inc. Class A(a)	183	11,037

Dine Brands Global, Inc.	784	52,795

Easterly Government Properties, Inc.	1,891	29,651

Emerald Expositions Events, Inc.	1,689	20,842

Employers Holdings, Inc.	314	13,179

EnPro Industries, Inc.	338	20,314

Ensign Group, Inc. (The)	430	16,680

Entercom Communications Corp. Class A	8,399	47,958

Enterprise Financial Services Corp.	139	5,231

ESCO Technologies, Inc.	266	17,543

EW Scripps Co. (The) Class A	810	12,741

FB Financial Corp.	128	4,483

FBL Financial Group, Inc. Class A	544	35,714

Federal Signal Corp.	955	19,005

First Bancorp	190	6,205

First Busey Corp.	656	16,098

First Commonwealth Financial Corp.	1,681	20,306

First Interstate BancSystem, Inc. Class A	551	20,145

Four Corners Property Trust, Inc.	1,862	48,784

GameStop Corp. Class A	12,252	154,620

Gannett Co., Inc.	8,965	76,471

Getty Realty Corp.	1,149	33,792

Global Net Lease, Inc.	5,100	89,862

Government Properties Income Trust(a)	9,235	63,444

Greenbrier Cos., Inc. (The)	603	23,843

Group 1 Automotive, Inc.	412	21,721

Guess?, Inc.	4,365	90,661

H&E Equipment Services, Inc.	1,564	31,937

Hamilton Lane, Inc. Class A	363	13,431

Hawaiian Holdings, Inc.	900	23,769

Heartland Express, Inc.	459	8,400

Heartland Financial USA, Inc.	235	10,328

Hecla Mining Co.	2,727	6,436

Heritage Financial Corp.	480	14,266

HFF, Inc. Class A	1,227	40,687

Hilltop Holdings, Inc.	1,011	18,026

HNI Corp.	1,440	51,019

Horace Mann Educators Corp.	713	26,702

Houlihan Lokey, Inc.	459	16,891

ICF International, Inc.	145	9,393

Independent Bank Group, Inc.	162	7,415

Industrial Logistics Properties Trust(a)	4,400	86,552

Innospec, Inc.	382	23,592

Inter Parfums, Inc.	624	40,916

Interface, Inc.	839	11,956

Kadant, Inc.	107	8,716

Kaiser Aluminum Corp.	400	35,716

Kaman Corp.	492	27,596

Kite Realty Group Trust	4,331	61,024

Knoll, Inc.	1,600	26,368

Kronos Worldwide, Inc.	5,788	66,678

La-Z-Boy, Inc.	907	25,133

Lakeland Financial Corp.	238	9,558

LegacyTexas Financial Group, Inc.	558	17,906

Lexington Realty Trust	14,553	119,480

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2018

Investments	Shares	Value

Lithia Motors, Inc. Class A	426	$32,517

LTC Properties, Inc.	1,296	54,017

Luminex Corp.	559	12,918

Mack-Cali Realty Corp.	2,592	50,777

ManTech International Corp. Class A	574	30,017

Materion Corp.	181	8,143

Matson, Inc.	1,094	35,030

Matthews International Corp. Class A	680	27,622

Maxar Technologies Ltd.	749	8,944

McGrath RentCorp	746	38,404

MDC Holdings, Inc.	2,587	72,721

Methode Electronics, Inc.	622	14,486

Mobile Mini, Inc.	1,276	40,513

Monmouth Real Estate Investment Corp.	2,151	26,672

Mueller Industries, Inc.	1,052	24,575

Mueller Water Products, Inc. Class A	3,187	29,002

National Bank Holdings Corp. Class A	295	9,107

National HealthCare Corp.	451	35,381

National Storage Affiliates Trust	1,599	42,310

Navigators Group, Inc. (The)	76	5,281

NBT Bancorp, Inc.	727	25,147

Neenah, Inc.	344	20,268

Nelnet, Inc. Class A	250	13,085

Newmark Group, Inc. Class A	2,123	17,026

Northwest Bancshares, Inc.	2,372	40,182

Northwest Natural Holding Co.	968	58,525

Nutrisystem, Inc.	906	39,755

OceanFirst Financial Corp.	629	14,159

Office Depot, Inc.	22,524	58,112

Otter Tail Corp.	1,364	67,709

Oxford Industries, Inc.	366	26,001

Papa John’s International, Inc.(a)	706	28,106

Park National Corp.	354	30,072

Pattern Energy Group, Inc. Class A	11,117	206,999

Piper Jaffray Cos.	236	15,538

Pitney Bowes, Inc.	24,897	147,141

Power Integrations, Inc.	445	27,136

Primoris Services Corp.	434	8,302

Progress Software Corp.	848	30,096

Provident Financial Services, Inc.	1,364	32,913

Raven Industries, Inc.	552	19,977

Red Rock Resorts, Inc. Class A	1,460	29,653

Renasant Corp.	690	20,824

RPT Realty	3,825	45,709

S&T Bancorp, Inc.	599	22,666

Safety Insurance Group, Inc.	393	32,151

Sandy Spring Bancorp, Inc.	642	20,120

Saul Centers, Inc.	537	25,357

Scholastic Corp.	553	22,264

Schweitzer-Mauduit International, Inc.	1,856	46,493

Select Income REIT	6,257	46,052

SemGroup Corp. Class A	8,263	113,864

Seritage Growth Properties Class A(a)	539	17,426

Shenandoah Telecommunications Co.	451	19,957

SJW Group	422	23,472

Southside Bancshares, Inc.	638	20,257

Standard Motor Products, Inc.	519	25,135

Standex International Corp.	111	7,457

State Auto Financial Corp.	487	16,577

Steelcase, Inc. Class A	3,244	48,109

Stepan Co.	315	23,310

Sturm Ruger & Co., Inc.	361	19,212

Summit Hotel Properties, Inc.	4,014	39,056

Sun Hydraulics Corp.	231	7,667

Systemax, Inc.	663	15,839

Tailored Brands, Inc.	2,009	27,403

Tennant Co.	254	13,236

Tier REIT, Inc.	1,162	23,972

TiVo Corp.	9,093	85,565

Tompkins Financial Corp.	231	17,327

TriCo Bancshares	317	10,711

Triumph Group, Inc.	623	7,165

TTEC Holdings, Inc.	1,219	34,827

Tupperware Brands Corp.	5,437	171,646

U.S. Ecology, Inc.	353	22,232

U.S. Physical Therapy, Inc.	138	14,124

United Fire Group, Inc.	424	23,511

Universal Corp.	1,156	62,597

Universal Insurance Holdings, Inc.	372	14,106

Vector Group Ltd.	19,504	189,774

Waddell & Reed Financial, Inc. Class A	2,821	51,004

Walker & Dunlop, Inc.	344	14,878

Warrior Met Coal, Inc.	490	11,814

Washington Prime Group, Inc.	16,940	82,328

Weis Markets, Inc.	917	43,814

Westamerica Bancorporation	505	28,118

Wingstop, Inc.	171	10,976

World Fuel Services Corp.	717	15,351

Total United States		6,970,603
TOTAL COMMON STOCKS (Cost: $14,693,872)		13,600,573

RIGHTS – 0.0%

Spain – 0.0%

Faes Farma S.A., expiring 1/3/19*
(Cost: $400)	3,488	408

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%

iShares MSCI India ETF
(Cost: $71,063)	2,043	68,114

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.2%

United States – 4.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $583,871)(d)	583,871	583,871

TOTAL INVESTMENTS IN SECURITIES – 103.9% (Cost: $15,349,206)		14,252,966

Other Assets less Liabilities – (3.9)%		(541,240)

NET ASSETS – 100.0%		$13,711,726

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2018

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $759,126 and the total market value of the collateral held by the Fund was $787,644. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $203,773.

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 98.9%

China – 98.9%

Aerospace & Defense – 0.6%

AECC Aero-Engine Control Co., Ltd. Class A	2,200	$3,864

AECC Aviation Power Co., Ltd. Class A	4,800	15,185

AVIC Aircraft Co., Ltd. Class A	6,600	12,728

AVIC Electromechanical Systems Co., Ltd. Class A	6,600	6,258

AVIC Helicopter Co., Ltd. Class A	2,100	11,428

AVIC Shenyang Aircraft Co., Ltd. Class A*	1,600	6,457

China Aerospace Times Electronics Co., Ltd. Class A*	8,800	6,934

China Avionics Systems Co., Ltd. Class A	2,200	4,159

China Spacesat Co., Ltd. Class A	3,300	8,325

Total Aerospace & Defense		75,338

Air Freight & Logistics – 0.4%

CMST Development Co., Ltd. Class A	4,400	3,204

SF Holding Co., Ltd. Class A	3,100	14,787

STO Express Co., Ltd. Class A	1,500	3,594

YTO Express Group Co., Ltd. Class A	1,600	2,331

ZTO Express Cayman, Inc. ADR	1,928	30,520

Total Air Freight & Logistics		54,436

Airlines – 0.7%

Air China Ltd. Class A	8,100	9,014

Air China Ltd. Class H	14,000	12,195

China Eastern Airlines Corp., Ltd. Class A	25,300	17,503

China Eastern Airlines Corp., Ltd. Class H	6,000	3,341

China Southern Airlines Co., Ltd. Class A	15,800	15,281

China Southern Airlines Co., Ltd. Class H	14,000	8,673

Hainan Airlines Holding Co., Ltd. Class A	59,800	16,375

Juneyao Airlines Co., Ltd. Class A	2,600	4,745

Spring Airlines Co., Ltd. Class A	1,400	6,486

Total Airlines		93,613

Auto Components – 0.8%

China Shipbuilding Industry Group Power Co., Ltd. Class A	1,500	4,865

Fuyao Glass Industry Group Co., Ltd. Class A	7,000	23,226

Fuyao Glass Industry Group Co., Ltd. Class H(a)	4,400	14,078

Huayu Automotive Systems Co., Ltd. Class A	7,000	18,760

Minth Group Ltd.	4,000	12,900

Xinyi Glass Holdings Ltd.	10,000	11,061

Zhejiang Century Huatong Group Co., Ltd. Class A	4,200	12,632

Total Auto Components		97,522

Automobiles – 1.8%

Brilliance China Automotive Holdings Ltd.	18,000	13,403

BYD Co., Ltd. Class A	4,300	31,941

BYD Co., Ltd. Class H(b)	3,000	19,140

Chongqing Changan Automobile Co., Ltd. Class A	10,300	9,886

Chongqing Changan Automobile Co., Ltd. Class B	1,200	535

Geely Automobile Holdings Ltd.	30,000	52,878

Great Wall Motor Co., Ltd. Class A	4,800	3,915

Great Wall Motor Co., Ltd. Class H(b)	21,500	12,330

Guangzhou Automobile Group Co., Ltd. Class A	1,525	2,286

Guangzhou Automobile Group Co., Ltd. Class H	20,800	20,749

SAIC Motor Corp., Ltd. Class A	15,400	59,822

Total Automobiles		226,885

Banks – 17.6%

Agricultural Bank of China Ltd. Class A	176,700	92,652

Agricultural Bank of China Ltd. Class H	143,000	62,648

Bank of China Ltd. Class A	112,600	59,205

Bank of China Ltd. Class H	384,000	165,776

Bank of Communications Co., Ltd. Class A	98,800	83,320

Bank of Communications Co., Ltd. Class H	108,000	84,283

China CITIC Bank Corp., Ltd. Class A	15,500	12,304

China CITIC Bank Corp., Ltd. Class H	59,000	35,870

China Construction Bank Corp. Class A	32,400	30,061

China Construction Bank Corp. Class H	546,000	450,505

China Merchants Bank Co., Ltd. Class A	78,900	289,596

China Merchants Bank Co., Ltd. Class H	19,000	69,648

China Minsheng Banking Corp., Ltd. Class A	157,040	131,063

China Minsheng Banking Corp., Ltd. Class H	34,700	23,933

Industrial & Commercial Bank of China Ltd. Class A	108,500	83,599

Industrial & Commercial Bank of China Ltd. Class H	394,000	281,308

Industrial Bank Co., Ltd. Class A	83,500	181,699

Shanghai Pudong Development Bank Co., Ltd. Class A	87,200	124,468

Total Banks		2,261,938

Beverages – 2.9%

China Resources Beer Holdings Co., Ltd.	8,000	27,946

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	3,300	45,527

Kweichow Moutai Co., Ltd. Class A	2,200	189,059

Luzhou Laojiao Co., Ltd. Class A	3,900	23,096

Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,300	6,637

Tsingtao Brewery Co., Ltd. Class A	2,100	10,663

Wuliangye Yibin Co., Ltd. Class A	8,800	65,215

Total Beverages		368,143

Biotechnology – 0.8%

3SBio, Inc.(a)(b)	6,000	7,694

BeiGene Ltd. ADR*	257	36,047

Beijing SL Pharmaceutical Co., Ltd. Class A	2,200	7,950

Beijing Tiantan Biological Products Corp., Ltd. Class A	1,370	4,240

China Biologic Products Holdings, Inc.*	143	10,855

Hualan Biological Engineering, Inc. Class A	3,200	15,288

Jinyu Bio-Technology Co., Ltd. Class A	4,830	11,678

Shanghai RAAS Blood Products Co., Ltd. Class A	4,000	4,667

Total Biotechnology		98,419

Building Products – 0.1%

Beijing New Building Materials PLC Class A	4,400	8,818

Capital Markets – 0.9%

CITIC Securities Co., Ltd. Class A	42,400	98,872

CITIC Securities Co., Ltd. Class H	11,500	19,829

Total Capital Markets		118,701

Chemicals – 1.7%

China Hainan Rubber Industry Group Co., Ltd. Class A*	4,900	3,204

Do-Fluoride Chemicals Co., Ltd. Class A	3,300	5,268

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2018

Investments	Shares	Value

ENN Ecological Holdings Co., Ltd. Class A	2,400	$3,475

Hengli Petrochemical Co., Ltd. Class A	3,700	7,141

Hengyi Petrochemical Co., Ltd. Class A	5,620	9,430

Huapont Life Sciences Co., Ltd. Class A	5,900	3,962

Hubei Xinyangfeng Fertilizer Co., Ltd. Class A	3,000	3,915

Kangde Xin Composite Material Group Co., Ltd. Class A	11,600	12,908

Kingenta Ecological Engineering Group Co., Ltd. Class A	7,000	6,444

Kingfa Sci & Tech Co., Ltd. Class A	7,700	5,551

Lomon Billions Group Co., Ltd. Class A	2,600	4,658

Luxi Chemical Group Co., Ltd. Class A	5,500	7,851

Ningbo Shanshan Co., Ltd. Class A	3,300	6,210

North Huajin Chemical Industries Co., Ltd. Class A*	4,400	3,807

Qinghai Salt Lake Industry Co., Ltd. Class A*	7,700	7,828

Rongsheng Petro Chemical Co., Ltd. Class A	6,600	9,700

Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	5,900	10,372

Sichuan Hebang Biotechnology Co., Ltd. Class A	15,800	3,728

Sinopec Shanghai Petrochemical Co., Ltd. Class A	9,900	7,195

Sinopec Shanghai Petrochemical Co., Ltd. Class H	22,000	9,638

Tangshan Sanyou Chemical Industries Co., Ltd. Class A	4,800	3,999

Tianqi Lithium Corp. Class A	3,300	14,092

Tongkun Group Co., Ltd. Class A	4,580	6,511

Transfar Zhilian Co., Ltd. Class A	2,200	2,083

Wanhua Chemical Group Co., Ltd. Class A	6,700	27,314

Xinjiang Zhongtai Chemical Co., Ltd. Class A	6,600	6,777

YanAn Bicon Pharmaceutical Listed Co. Class A	900	2,763

Zhejiang Juhua Co., Ltd. Class A	5,090	4,915

Zhejiang Longsheng Group Co., Ltd. Class A	12,100	17,007

Zhejiang Runtu Co., Ltd. Class A	2,350	3,081

Zibo Qixiang Tengda Chemical Co., Ltd. Class A	2,700	2,690

Total Chemicals		223,517

Commercial Services & Supplies – 0.3%

China Everbright International Ltd.	14,000	12,553

Country Garden Services Holdings Co., Ltd.*	5,000	7,944

Eternal Asia Supply Chain Management Ltd. Class A	6,600	4,816

Jihua Group Corp., Ltd. Class A	7,700	3,757

Tus-Sound Environmental Resources Co., Ltd. Class A	4,780	7,234

Total Commercial Services & Supplies		36,304

Communications Equipment – 0.5%

Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,800	11,611

Hengtong Optic-electric Co., Ltd. Class A	6,000	14,900

ZTE Corp. Class A*	12,000	34,240

ZTE Corp. Class H*(b)	4,400	8,317

Total Communications Equipment		69,068

Construction & Engineering – 2.6%

Beijing Orient Landscape & Environment Co., Ltd. Class A	6,600	6,691

China CAMC Engineering Co., Ltd. Class A	1,800	2,905

China Communications Construction Co., Ltd. Class A	7,000	11,480

China Communications Construction Co., Ltd. Class H	28,000	26,465

China Gezhouba Group Co., Ltd. Class A	14,300	13,163

China National Chemical Engineering Co., Ltd. Class A	8,900	6,948

China Nuclear Engineering Corp., Ltd. Class A	2,600	2,473

China Railway Construction Corp., Ltd. Class A	20,900	33,090

China Railway Construction Corp., Ltd. Class H	11,000	15,258

China Railway Group Ltd. Class A	33,000	33,597

China Railway Group Ltd. Class H	22,000	20,035

China Railway Hi-tech Industry Co., Ltd. Class A	3,700	5,659

China State Construction Engineering Corp., Ltd. Class A	96,080	79,767

China State Construction International Holdings Ltd.	16,000	12,711

Jiangsu Zhongnan Construction Group Co., Ltd. Class A	8,800	7,191

Metallurgical Corp. of China Ltd. Class A	21,300	9,648

Northcom Group Co., Ltd. Class A*	1,200	1,435

Power Construction Corp. of China Ltd. Class A	16,500	11,680

Shanghai Construction Group Co., Ltd. Class A	26,800	11,827

Shanghai Tunnel Engineering Co., Ltd. Class A	9,200	8,388

Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	7,000	8,258

Total Construction & Engineering		328,669

Construction Materials – 1.2%

Anhui Conch Cement Co., Ltd. Class A	10,600	45,206

Anhui Conch Cement Co., Ltd. Class H	6,500	31,548

BBMG Corp. Class A	16,500	8,411

BBMG Corp. Class H(b)	11,000	3,470

Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	5,419	10,221

China Jushi Co., Ltd. Class A	11,120	15,662

China National Building Material Co., Ltd. Class H	16,000	10,954

China Resources Cement Holdings Ltd.	6,000	5,403

China West Construction Group Co., Ltd. Class A	1,700	2,189

CSG Holding Co., Ltd. Class A	9,305	5,408

Huaxin Cement Co., Ltd. Class A	2,300	5,601

Jilin Yatai Group Co., Ltd. Class A	8,100	3,905

Sichuan Shuangma Cement Co., Ltd. Class A	1,500	3,286

Tangshan Jidong Cement Co., Ltd. Class A*	2,600	4,688

Total Construction Materials		155,952

Containers & Packaging – 0.1%

ORG Technology Co., Ltd. Class A	5,900	4,348

Shenzhen Jinjia Group Co., Ltd. Class A	4,400	5,005

Total Containers & Packaging		9,353

Diversified Consumer Services – 0.7%

New Oriental Education & Technology Group, Inc. ADR*	703	38,531

TAL Education Group ADR*	1,823	48,638

Total Diversified Consumer Services		87,169

Electrical Equipment – 1.4%

China XD Electric Co., Ltd. Class A	9,000	4,405

Dongfang Electric Corp., Ltd. Class A*	5,500	6,320

Fangda Carbon New Material Co., Ltd. Class A	6,100	14,846

Fullshare Holdings Ltd.*(b)	42,500	9,771

Guoxuan High-Tech Co., Ltd. Class A	3,300	5,556

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2018

Investments	Shares	Value

Henan Senyuan Electric Co., Ltd. Class A	1,700	$4,408

Hongfa Technology Co., Ltd. Class A	2,980	9,792

Jiangsu Zhongtian Technology Co., Ltd. Class A	9,900	11,752

Luxshare Precision Industry Co., Ltd. Class A	8,620	17,653

NARI Technology Co., Ltd. Class A	7,700	20,782

Shanghai Electric Group Co., Ltd. Class A	18,700	13,455

Shanghai Electric Group Co., Ltd. Class H	2,000	639

TBEA Co., Ltd. Class A	16,500	16,318

Xinjiang Goldwind Science & Technology Co., Ltd. Class A	10,300	14,987

Xinjiang Goldwind Science & Technology Co., Ltd. Class H	3,800	3,368

Zhejiang Chint Electrics Co., Ltd. Class A	4,000	14,122

Zhuzhou CRRC Times Electric Co., Ltd. Class H	3,300	18,293

Total Electrical Equipment		186,467

Electronic Equipment, Instruments & Components – 1.4%

AAC Technologies Holdings, Inc.	3,000	17,415

AVIC Jonhon OptronicTechnology Co., Ltd. Class A	1,900	9,321

Dongxu Optoelectronic Technology Co., Ltd. Class A	19,000	12,453

Foxconn Industrial Internet Co., Ltd. Class A*	5,900	9,960

GoerTek, Inc. Class A	9,300	9,320

Hangzhou Hikvision Digital Technology Co., Ltd. Class A	15,200	57,030

Kingboard Holdings Ltd.	3,000	8,008

O-film Tech Co., Ltd. Class A	8,900	11,913

Sunny Optical Technology Group Co., Ltd.	3,300	29,336

Zhejiang Dahua Technology Co., Ltd. Class A	7,000	11,684

Total Electronic Equipment, Instruments & Components		176,440

Entertainment – 0.7%

NetEase, Inc. ADR	396	93,207

Food & Staples Retailing – 0.3%

Sun Art Retail Group Ltd.	14,000	14,269

Yonghui Superstores Co., Ltd. Class A	16,900	19,372

Total Food & Staples Retailing		33,641

Food Products – 2.2%

China Mengniu Dairy Co., Ltd.*	16,000	49,864

Dali Foods Group Co., Ltd.(a)	11,000	8,135

Foshan Haitian Flavouring & Food Co., Ltd. Class A	3,900	39,081

Guangdong Haid Group Co., Ltd. Class A	3,300	11,137

Henan Shuanghui Investment & Development Co., Ltd. Class A	4,800	16,492

Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,820	76,048

Muyuan Foodstuff Co., Ltd. Class A	2,740	11,474

New Hope Liuhe Co., Ltd. Class A	10,300	10,921

Tingyi Cayman Islands Holding Corp.	10,000	13,360

Want Want China Holdings Ltd.	34,000	23,797

WH Group Ltd.(a)	38,500	29,652

Total Food Products		289,961

Gas Utilities – 0.6%

Beijing Enterprises Holdings Ltd.	2,500	13,252

China Gas Holdings Ltd.	13,200	47,038

China Resources Gas Group Ltd.	6,000	23,757

Total Gas Utilities		84,047

Health Care Equipment & Supplies – 0.1%

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,300	9,426

Shandong Weigao Group Medical Polymer Co., Ltd. Class H	8,000	6,478

Total Health Care Equipment & Supplies		15,904

Health Care Providers & Services – 0.8%

China National Accord Medicines Corp., Ltd. Class A	500	3,018

China Reform Health Management and Services Group Co, Ltd. Class A*	3,300	7,633

Huadong Medicine Co., Ltd. Class A	3,300	12,718

Jointown Pharmaceutical Group Co., Ltd. Class A	3,300	7,018

Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	8,080	17,594

Realcan Pharmaceutical Group Co., Ltd. Class A	2,200	2,233

Shanghai Pharmaceuticals Holding Co., Ltd. Class A	5,500	13,618

Shanghai Pharmaceuticals Holding Co., Ltd. Class H	4,100	8,337

Sinopharm Group Co., Ltd. Class H	6,400	26,894

Total Health Care Providers & Services		99,063

Health Care Technology – 0.1%

Ping An Healthcare and Technology Co., Ltd.*(a)	2,500	8,813

Hotels, Restaurants & Leisure – 1.0%

China International Travel Service Corp., Ltd. Class A	3,500	30,689

Huazhu Group Ltd. ADR	612	17,521

Shenzhen Overseas Chinese Town Co., Ltd. Class A	16,500	15,261

Yum China Holdings, Inc.	2,045	68,569

Total Hotels, Restaurants & Leisure		132,040

Household Durables – 2.4%

Gree Electric Appliances, Inc. of Zhuhai Class A*	23,100	120,081

Haier Electronics Group Co., Ltd.*	9,000	22,140

Midea Group Co., Ltd. Class A	20,400	109,522

Oppein Home Group, Inc. Class A	100	1,161

Qingdao Haier Co., Ltd. Class A	18,000	36,311

TCL Corp. Class A	42,200	15,059

Wuxi Little Swan Co., Ltd. Class A	800	5,039

Total Household Durables		309,313

Independent Power & Renewable Electricity Producers – 2.1%

CGN Power Co., Ltd. Class H(a)	55,000	13,066

China National Nuclear Power Co., Ltd. Class A	22,400	17,194

China Resources Power Holdings Co., Ltd.	8,000	15,388

China Yangtze Power Co., Ltd. Class A	39,100	90,436

Datang International Power Generation Co., Ltd. Class A	10,300	4,726

GD Power Development Co., Ltd. Class A	56,500	21,067

Huadian Power International Corp., Ltd. Class A	14,700	10,170

Huaneng Power International, Inc. Class A	20,670	22,218

Huaneng Power International, Inc. Class H	22,000	13,994

Hubei Energy Group Co., Ltd. Class A	10,300	5,506

SDIC Power Holdings Co., Ltd. Class A	16,900	19,815

Shanghai Electric Power Co., Ltd. Class A	4,400	5,191

Shenergy Co., Ltd. Class A	12,100	8,600

Shenzhen Energy Group Co., Ltd. Class A	5,500	4,206

Sichuan Chuantou Energy Co., Ltd. Class A	11,400	14,396

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2018

Investments	Shares	Value

Zhejiang Zheneng Electric Power Co., Ltd. Class A	15,800	$10,885

Total Independent Power & Renewable Electricity Producers		276,858

Industrial Conglomerates – 0.5%

China Baoan Group Co., Ltd. Class A	9,900	6,215

CITIC Ltd.	34,000	53,328

Shanghai Industrial Holdings Ltd.	1,000	2,023

Total Industrial Conglomerates		61,566

Insurance – 6.6%

China Life Insurance Co., Ltd. Class A	7,400	21,977

China Life Insurance Co., Ltd. Class H	38,000	80,763

China Pacific Insurance Group Co., Ltd. Class A	18,166	75,223

China Pacific Insurance Group Co., Ltd. Class H	13,000	42,091

Ping An Insurance Group Co. of China Ltd. Class A	49,600	405,284

Ping An Insurance Group Co. of China Ltd. Class H	25,500	225,220

Total Insurance		850,558

Interactive Media & Services – 10.5%

Baidu, Inc. ADR*	1,463	232,032

Tencent Holdings Ltd.	27,800	1,114,933

Total Interactive Media & Services		1,346,965

Internet & Direct Marketing Retail – 8.1%

Alibaba Group Holding Ltd. ADR*	6,527	894,656

Ctrip.com International Ltd. ADR*	2,145	58,044

JD.com, Inc. ADR*	4,135	86,545

Total Internet & Direct Marketing Retail		1,039,245

IT Services – 0.2%

DHC Software Co., Ltd. Class A	10,300	10,426

TravelSky Technology Ltd. Class H	4,000	10,244

Total IT Services		20,670

Life Sciences Tools & Services – 0.1%

Genscript Biotech Corp.*(b)	2,000	2,697

Wuxi Biologics Cayman, Inc.*(a)	2,000	12,811

Total Life Sciences Tools & Services		15,508

Machinery – 2.5%

China Conch Venture Holdings Ltd.	11,000	32,736

China First Heavy Industries Class A*	13,500	5,250

China International Marine Containers Group Co., Ltd. Class A	4,800	7,397

China Shipbuilding Industry Co., Ltd. Class A	51,200	31,694

CITIC Heavy Industries Co., Ltd. Class A	8,400	3,181

CRRC Corp., Ltd. Class A	42,900	56,361

CRRC Corp., Ltd. Class H	22,000	21,468

Fujian Longking Co., Ltd. Class A	4,400	6,505

Haitian International Holdings Ltd.	2,000	3,857

Han’s Laser Technology Industry Group Co., Ltd. Class A	4,400	19,457

Inner Mongolia First Machinery Group Co., Ltd. Class A	3,300	4,999

North Navigation Control Technology Co., Ltd. Class A	3,700	3,993

Sany Heavy Industry Co., Ltd. Class A	19,800	24,052

Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	1,500	3,179

Shanghai Zhenhua Heavy Industries Co., Ltd. Class A	9,280	4,285

Sinotruk Hong Kong Ltd.(b)	3,000	4,521

Tian Di Science & Technology Co., Ltd. Class A	6,600	3,288

Weichai Power Co., Ltd. Class A	23,100	25,907

Weichai Power Co., Ltd. Class H	11,000	12,574

XCMG Construction Machinery Co., Ltd. Class A	21,300	10,020

Yangzijiang Shipbuilding Holdings Ltd.	12,100	11,097

Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	4,400	8,132

Zhengzhou Yutong Bus Co., Ltd. Class A	5,900	10,183

Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	26,400	13,689

Total Machinery		327,825

Marine – 0.2%

COSCO Shipping Development Co., Ltd. Class A*	14,300	4,748

COSCO Shipping Energy Transportation Co., Ltd. Class A	5,900	3,816

COSCO Shipping Holdings Co., Ltd. Class A*	16,500	9,709

COSCO Shipping Holdings Co., Ltd. Class H*	11,000	4,145

Total Marine		22,418

Metals & Mining – 3.2%

Aluminum Corp. of China Ltd. Class A*	31,400	16,236

Aluminum Corp. of China Ltd. Class H*	22,000	7,081

Angang Steel Co., Ltd. Class A	5,900	4,408

Angang Steel Co., Ltd. Class H	4,000	2,759

Baoshan Iron & Steel Co., Ltd. Class A	39,960	37,832

Beijing Shougang Co., Ltd. Class A*	5,500	2,988

Chengtun Mining Group Co., Ltd. Class A	6,800	4,526

China Molybdenum Co., Ltd. Class A	14,300	7,831

China Molybdenum Co., Ltd. Class H	24,000	8,828

China Northern Rare Earth Group High-Tech Co., Ltd. Class A	12,100	15,456

Chongqing Iron & Steel Co., Ltd. Class A*	32,700	9,240

Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd. Class A*	13,900	3,867

GEM Co., Ltd. Class A	16,900	9,452

Guangdong HEC Technology Holding Co., Ltd. Class A*	6,600	6,998

Hesteel Co., Ltd. Class A	24,600	10,176

Hunan Valin Steel Co., Ltd. Class A*	4,600	4,060

Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	105,100	22,656

Jiangxi Copper Co., Ltd. Class A	4,800	9,201

Jiangxi Copper Co., Ltd. Class H	11,000	12,940

Jiangxi Ganfeng Lithium Co., Ltd. Class A	4,100	13,186

Jinduicheng Molybdenum Co., Ltd. Class A	4,400	3,794

Maanshan Iron & Steel Co., Ltd. Class A	12,500	6,299

MMG Ltd.*	8,000	3,443

Nanjing Iron & Steel Co., Ltd. Class A	10,600	5,280

Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	19,000	8,302

SGIS Songshan Co., Ltd. Class A*	4,800	3,181

Shandong Gold Mining Co., Ltd. Class A	3,300	14,540

Shandong Iron and Steel Co., Ltd. Class A*	22,200	5,077

Shandong Nanshan Aluminum Co., Ltd. Class A	26,800	8,236

Shanxi Taigang Stainless Steel Co., Ltd. Class A	8,500	5,126

Shenghe Resources Holding Co., Ltd. Class A	3,720	4,665

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2018

Investments	Shares	Value

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	12,250	$7,066

Tongling Nonferrous Metals Group Co., Ltd. Class A	31,200	8,952

Western Mining Co., Ltd. Class A	9,200	7,799

Xiamen Tungsten Co., Ltd. Class A	3,660	6,440

Xinxing Ductile Iron Pipes Co., Ltd. Class A	11,000	6,905

Xinyu Iron & Steel Co., Ltd. Class A	5,900	4,374

Yintai Resources Co., Ltd. Class A	2,920	4,334

Yunnan Aluminium Co., Ltd. Class A	4,800	2,713

Yunnan Chihong Zinc & Germanium Co., Ltd. Class A	11,500	6,867

Yunnan Copper Co., Ltd. Class A*	3,900	4,505

Yunnan Tin Co., Ltd. Class A*	3,700	5,141

Zhejiang Huayou Cobalt Co., Ltd. Class A	1,740	7,631

Zhongjin Gold Corp., Ltd. Class A	9,200	11,497

Zijin Mining Group Co., Ltd. Class A	63,800	31,037

Zijin Mining Group Co., Ltd. Class H	42,000	15,932

Total Metals & Mining		408,857

Oil, Gas & Consumable Fuels – 3.7%

China Coal Energy Co., Ltd. Class A	8,100	5,486

China Coal Energy Co., Ltd. Class H	11,000	4,327

China Petroleum & Chemical Corp. Class A	51,600	37,954

China Petroleum & Chemical Corp. Class H	134,000	95,673

China Shenhua Energy Co., Ltd. Class A	11,000	28,775

China Shenhua Energy Co., Ltd. Class H	18,000	39,451

CNOOC Ltd.	83,000	128,274

PetroChina Co., Ltd. Class A	65,100	68,365

PetroChina Co., Ltd. Class H	112,000	69,809

Total Oil, Gas & Consumable Fuels		478,114

Paper & Forest Products – 0.3%

Lee & Man Paper Manufacturing Ltd.	11,000	9,329

Nine Dragons Paper Holdings Ltd.	11,000	10,186

Shandong Chenming Paper Holdings Ltd. Class A	6,600	5,393

Shandong Sun Paper Industry JSC Ltd. Class A	5,500	4,566

Shanying International Holding Co., Ltd. Class A	12,100	5,499

Total Paper & Forest Products		34,973

Personal Products – 0.2%

Hengan International Group Co., Ltd.	4,500	32,761

Pharmaceuticals – 3.4%

Beijing Tongrentang Co., Ltd. Class A	3,900	15,621

Changchun High & New Technology Industry Group, Inc. Class A	800	20,391

China Medical System Holdings Ltd.	11,000	10,228

China Resources Pharmaceutical Group Ltd.(a)	11,000	14,359

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,500	5,431

CSPC Pharmaceutical Group Ltd.	22,000	31,752

Dong-E-E-Jiao Co., Ltd. Class A	3,200	18,434

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,500	13,022

Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	1,100	5,372

Humanwell Healthcare Group Co., Ltd. Class A	4,800	7,089

Jiangsu Hengrui Medicine Co., Ltd. Class A	8,620	66,229

Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	4,800	10,089

Kangmei Pharmaceutical Co., Ltd. Class A	15,400	20,658

Livzon Pharmaceutical Group, Inc. Class A	1,570	5,751

Shandong Buchang Pharmaceuticals Co., Ltd. Class A	2,100	7,732

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	5,500	18,641

Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,000	5,875

Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,700	5,707

Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	2,200	6,694

Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	2,200	3,352

Sichuan Kelun Pharmaceutical Co., Ltd. Class A	3,300	9,926

Sino Biopharmaceutical Ltd.	38,000	25,044

Tasly Pharmaceutical Group Co., Ltd. Class A	4,780	13,367

Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	7,080	14,334

Yifan Pharmaceutical Co., Ltd. Class A	3,300	5,143

Yunnan Baiyao Group Co., Ltd. Class A	2,200	23,699

Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,700	21,455

Zhejiang Conba Pharmaceutical Co., Ltd. Class A	10,000	8,638

Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	4,040	6,508

Zhejiang NHU Co., Ltd. Class A	5,420	11,849

Total Pharmaceuticals		432,390

Professional Services – 0.1%

51job, Inc. ADR*	121	7,555

Real Estate Management & Development – 5.5%

Agile Group Holdings Ltd.	6,000	7,058

Beijing Capital Development Co., Ltd. Class A	4,800	5,027

China Evergrande Group(b)	17,000	50,917

China Fortune Land Development Co., Ltd. Class A	5,900	21,870

China Jinmao Holdings Group Ltd.	34,000	15,286

China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	11,000	27,798

China Overseas Land & Investment Ltd.	20,000	68,716

China Resources Land Ltd.	16,000	61,512

China Vanke Co., Ltd. Class A	27,900	96,797

China Vanke Co., Ltd. Class H	7,000	23,782

CIFI Holdings Group Co., Ltd.	14,000	7,439

Country Garden Holdings Co., Ltd.	36,000	43,820

Financial Street Holdings Co., Ltd. Class A	11,400	10,693

Gemdale Corp. Class A	16,900	23,680

Greenland Holdings Corp., Ltd. Class A	16,900	15,040

Jinke Properties Group Co., Ltd. Class A	12,500	11,270

Logan Property Holdings Co., Ltd.	4,000	5,012

Longfor Group Holdings Ltd.	6,000	17,932

Oceanwide Holdings Co., Ltd. Class A	1,800	1,224

Poly Developments and Holdings Group Co., Ltd. Class A	39,100	67,144

RiseSun Real Estate Development Co., Ltd. Class A	8,800	10,190

Seazen Holdings Co., Ltd. Class A	3,700	12,766

Shanghai Lingang Holdings Corp., Ltd. Class A	1,300	3,916

Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	2,600	4,919

Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	1,200	1,530

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

December 31, 2018

Investments	Shares	Value

Shimao Property Holdings Ltd.	5,500	$14,682

Sunac China Holdings Ltd.(b)	11,000	35,827

Xinhu Zhongbao Co., Ltd. Class A	22,400	9,462

Youngor Group Co., Ltd. Class A	13,200	13,823

Zall Smart Commerce Group Ltd.*(b)	12,000	6,514

Zhejiang China Commodities City Group Co., Ltd. Class A	13,200	6,710

Total Real Estate Management & Development		702,356

Road & Rail – 0.4%

China High Speed Railway Technology Co., Ltd. Class A	8,800	4,986

Daqin Railway Co., Ltd. Class A	30,700	36,800

Guangshen Railway Co., Ltd. Class A	16,500	7,594

Guangshen Railway Co., Ltd. Class H	6,000	2,261

Total Road & Rail		51,641

Semiconductors & Semiconductor Equipment – 0.4%

LONGi Green Energy Technology Co., Ltd. Class A	7,900	20,067

Sanan Optoelectronics Co., Ltd. Class A	11,600	19,109

Semiconductor Manufacturing International Corp.*	15,500	13,561

Total Semiconductors & Semiconductor Equipment		52,737

Software – 0.7%

360 Security Technology, Inc. Class A	1,900	5,637

Aisino Corp. Class A	5,500	18,337

Glodon Co., Ltd. Class A	2,700	8,184

Hundsun Technologies, Inc. Class A	2,200	16,656

Iflytek Co., Ltd. Class A	7,200	25,840

Yonyou Network Technology Co., Ltd. Class A	5,100	15,822

Total Software		90,476

Specialty Retail – 0.3%

China Grand Automotive Services Co., Ltd. Series A	13,100	7,747

Suning.com Co., Ltd. Class A	16,400	23,528

Zhongsheng Group Holdings Ltd.	2,500	4,956

Total Specialty Retail		36,231

Technology Hardware, Storage & Peripherals – 1.0%

BOE Technology Group Co., Ltd. Class A	128,400	49,185

Dawning Information Industry Co., Ltd. Class A	2,100	10,975

Focus Media Information Technology Co., Ltd. Class A	34,520	26,346

Inspur Electronic Information Industry Co., Ltd. Class A	3,700	8,580

Lenovo Group Ltd.	30,000	20,270

Tsinghua Tongfang Co., Ltd. Class A	11,000	15,589

Total Technology Hardware, Storage & Peripherals		130,945

Textiles, Apparel & Luxury Goods – 0.6%

ANTA Sports Products Ltd.	5,000	23,980

HLA Corp., Ltd. Class A	4,400	5,435

Shenzhou International Group Holdings Ltd.	4,000	45,342

Total Textiles, Apparel & Luxury Goods		74,757

Trading Companies & Distributors – 0.2%

China Meheco Co., Ltd. Class A	3,200	5,859

Orient Group, Inc. Class A	11,700	6,237

Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	1,500	3,002

Sinochem International Corp. Class A	4,800	4,782

Xiamen C & D, Inc. Class A	8,100	8,317

Total Trading Companies & Distributors		28,197

Transportation Infrastructure – 0.9%

China Merchants Port Holdings Co., Ltd.	8,000	14,407

COSCO Shipping Ports Ltd.	8,000	7,868

Dalian Port PDA Co., Ltd. Class A	12,100	3,261

Guangzhou Baiyun International Airport Co., Ltd. Class A	5,900	8,636

Jiangsu Expressway Co., Ltd. Class H	4,000	5,579

Ningbo Zhoushan Port Co., Ltd. Class A	17,600	8,562

Shanghai International Airport Co., Ltd. Class A	3,300	24,398

Shanghai International Port Group Co., Ltd. Class A	33,200	25,049

Shenzhen Airport Co., Ltd. Class A	4,400	4,992

Shenzhen International Holdings Ltd.	5,500	10,593

TangShan Port Group Co., Ltd. Class A	12,730	4,413

Tianjin Port Co., Ltd. Class A	3,300	3,398

Total Transportation Infrastructure		121,156

Water Utilities – 0.4%

Beijing Enterprises Water Group Ltd.*	42,000	21,404

Guangdong Investment Ltd.	18,000	34,808

Total Water Utilities		56,212

Wireless Telecommunication Services – 2.1%

China Mobile Ltd.	28,500	274,285
TOTAL COMMON STOCKS (Cost: $17,051,932)		12,717,997

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $4,845)(d)	4,845	4,845

TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $17,056,777)		12,722,842

Other Assets less Liabilities - 1.0%		133,777

NET ASSETS - 100.0%		$12,856,619
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $150,484 and the total market value of the collateral held by the Fund was $158,889. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $154,044.

ADR	– American Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

December 31, 2018

Investments	Principal Amount	Value

CORPORATE BONDS – 97.5%

United States – 97.5%

21st Century Fox America, Inc. 5.40%, 10/1/43	$44,000	$50,962

ABB Finance USA, Inc. 2.88%, 5/8/22	63,000	62,063

Abbott Laboratories 4.90%, 11/30/46	22,000	23,183

AbbVie, Inc. 4.45%, 5/14/46	31,000	27,218

Alexandria Real Estate Equities, Inc. 3.95%, 1/15/28	13,000	12,580

Altria Group, Inc. 2.63%, 9/16/26	14,000	12,250

Amazon.com, Inc. 4.05%, 8/22/47	9,000	8,816

American Express Co.
2.50%, 8/1/22	10,000	9,660
3.63%, 12/5/24	17,000	16,641

American International Group, Inc.
3.30%, 3/1/21	35,000	34,899
4.80%, 7/10/45	27,000	25,278

Amgen, Inc.
2.20%, 5/22/19	12,000	11,955
5.15%, 11/15/41	61,000	63,049

Analog Devices, Inc. 2.50%, 12/5/21	15,000	14,652

Anthem, Inc.
3.65%, 12/1/27	19,000	18,187
4.65%, 1/15/43	15,000	14,623

Apple, Inc. 3.85%, 5/4/43	50,000	47,459

Arch Capital Finance LLC 5.03%, 12/15/46	6,000	6,289

AT&T, Inc.
3.00%, 2/15/22	34,000	33,438
4.50%, 3/9/48	117,000	100,496

Bank of America Corp.
4.13%, 1/22/24	62,000	62,888
4.45%, 3/3/26	47,000	46,534
5.00%, 1/21/44	40,000	41,484

Baxter International, Inc. 1.70%, 8/15/21	25,000	24,000

BB&T Corp. 5.25%, 11/1/19	45,000	45,761

Berkshire Hathaway Energy Co. 6.13%, 4/1/36	48,000	57,554

Block Financial LLC 5.50%, 11/1/22	46,000	47,335

Brighthouse Financial, Inc. 3.70%, 6/22/27	15,000	12,697

Broadcom Corp. 3.88%, 1/15/27	21,000	18,871

Burlington Northern Santa Fe LLC 4.15%, 4/1/45	9,000	8,746

Campbell Soup Co. 4.15%, 3/15/28	13,000	12,126

Capital One Financial Corp. 3.80%, 1/31/28	45,000	41,665

Cardinal Health, Inc.
3.41%, 6/15/27	21,000	19,059
4.37%, 6/15/47	7,000	5,984

CBS Corp. 4.60%, 1/15/45	11,000	9,807

Celgene Corp.
2.88%, 8/15/20	74,000	73,512
4.35%, 11/15/47	11,000	9,298

Cigna Holding Co. 3.88%, 10/15/47	7,000	5,868

Citigroup, Inc. 5.50%, 9/13/25	134,000	140,815

Comcast Corp.
2.75%, 3/1/23	34,000	33,111
3.15%, 2/15/28	26,000	24,447
4.25%, 1/15/33	12,000	11,937
4.65%, 7/15/42	46,000	45,615

Commonwealth Edison Co. 3.65%, 6/15/46	7,000	6,353

Consolidated Edison Co. of New York, Inc. 4.50%, 5/15/58	13,000	12,559

Constellation Brands, Inc. 3.75%, 5/1/21	58,000	58,465

Continental Resources, Inc. 4.50%, 4/15/23	24,000	23,643

CSX Corp. 4.25%, 11/1/66	10,000	8,686

CVS Health Corp.
3.70%, 3/9/23	14,000	13,863
4.88%, 7/20/35	60,000	58,149
5.05%, 3/25/48	36,000	35,146

Dow Chemical Co. (The) 4.13%, 11/15/21	147,000	149,679

Duke Energy Corp. 2.40%, 8/15/22	32,000	30,770

eBay, Inc. 2.88%, 8/1/21	30,000	29,600

Edison International 2.13%, 4/15/20	20,000	19,475

EPR Properties 5.75%, 8/15/22	33,000	34,625

Exelon Corp. 3.50%, 6/1/22	44,000	43,062

Express Scripts Holding Co. 4.80%, 7/15/46	12,000	11,547

FedEx Corp.
4.00%, 1/15/24	30,000	30,758
4.55%, 4/1/46	12,000	10,947

General Mills, Inc. 4.20%, 4/17/28	18,000	17,672

Gilead Sciences, Inc.
4.40%, 12/1/21	18,000	18,583
4.15%, 3/1/47	20,000	18,467

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

December 31, 2018

Investments	Principal Amount	Value

Hartford Financial Services Group, Inc. (The) 6.10%, 10/1/41	$32,000	$36,991

Hewlett Packard Enterprise Co. 4.40%, 10/15/22	25,000	25,405

Home Depot, Inc. (The) 2.13%, 9/15/26	18,000	16,220

HP, Inc. 4.30%, 6/1/21	12,000	12,206

HSBC USA, Inc. 5.00%, 9/27/20	100,000	102,146

International Business Machines Corp. 4.00%, 6/20/42	31,000	27,914

International Paper Co. 4.40%, 8/15/47	12,000	10,131

JPMorgan Chase & Co. 5.63%, 8/16/43	51,000	56,258

Kimco Realty Corp. 3.13%, 6/1/23	21,000	20,332

Kraft Heinz Foods Co.
3.95%, 7/15/25	32,000	31,012
6.88%, 1/26/39	23,000	25,735

Kroger Co. (The)
1.50%, 9/30/19	12,000	11,836
3.70%, 8/1/27	30,000	28,372

Laboratory Corp. of America Holdings 3.20%, 2/1/22	14,000	13,904

Lockheed Martin Corp. 4.70%, 5/15/46	10,000	10,461

Lowe’s Cos., Inc. 4.05%, 5/3/47	11,000	9,523

Macy’s Retail Holdings, Inc. 2.88%, 2/15/23	13,000	12,048

Magellan Midstream Partners L.P. 5.15%, 10/15/43	9,000	9,063

Marathon Petroleum Corp.
4.75%, 12/15/23(a)	14,000	14,381
3.63%, 9/15/24	25,000	24,357

Marriott International, Inc. 3.00%, 3/1/19	57,000	56,929

McDonald’s Corp. 3.50%, 3/1/27	24,000	23,350

McKesson Corp. 3.80%, 3/15/24	113,000	111,931

Medtronic, Inc. 3.63%, 3/15/24	28,000	28,288

MetLife, Inc. 6.40%, 12/15/66	17,000	17,312

Microsoft Corp. 4.10%, 2/6/37	45,000	46,264

Molson Coors Brewing Co. 3.00%, 7/15/26	18,000	16,057

Morgan Stanley 4.88%, 11/1/22	148,000	152,645

MPLX L.P.
4.50%, 7/15/23	22,000	22,242
4.13%, 3/1/27	27,000	25,751

NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/27	16,000	15,295

Northrop Grumman Corp. 3.25%, 8/1/23	84,000	82,754

NVIDIA Corp. 2.20%, 9/16/21	24,000	23,474

NVR, Inc. 3.95%, 9/15/22	18,000	17,713

O’Reilly Automotive, Inc. 3.60%, 9/1/27	6,000	5,727

Omega Healthcare Investors, Inc. 4.38%, 8/1/23	22,000	22,115

Omnicom Group, Inc. 4.45%, 8/15/20	23,000	23,402

Oracle Corp.
4.30%, 7/8/34	31,000	31,169
3.85%, 7/15/36	40,000	37,850

Owens Corning 4.30%, 7/15/47	7,000	5,290

Pacific Gas & Electric Co. 6.05%, 3/1/34	68,000	63,309

Pfizer, Inc. 2.10%, 5/15/19	124,000	123,682

Philip Morris International, Inc. 3.13%, 8/17/27	20,000	19,001

Phillips 66 4.30%, 4/1/22	26,000	26,712

Phillips 66 Partners L.P. 3.55%, 10/1/26	11,000	10,298

Realty Income Corp. 4.65%, 8/1/23	22,000	22,914

Reynolds American, Inc.
4.00%, 6/12/22	10,000	9,900
5.85%, 8/15/45	17,000	15,845

Rockwell Collins, Inc. 3.50%, 3/15/27	8,000	7,523

Santander Holdings USA, Inc. 2.65%, 4/17/20	81,000	79,977

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	40,000	36,257

South Carolina Electric & Gas Co. 4.10%, 6/15/46	6,000	5,624

Southern California Edison Co. 4.00%, 4/1/47	12,000	11,028

Synchrony Financial 2.70%, 2/3/20	110,000	108,160

Thermo Fisher Scientific, Inc. 3.00%, 4/15/23	86,000	83,752

Tyson Foods, Inc. 3.95%, 8/15/24	89,000	88,594

Union Pacific Corp. 3.95%, 9/10/28	35,000	35,022

United Parcel Service, Inc. 6.20%, 1/15/38	7,000	8,542

United Technologies Corp. 4.50%, 6/1/42	35,000	33,183

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

December 31, 2018

Investments	Principal Amount	Value

UnitedHealth Group, Inc. 3.38%, 4/15/27	$25,000	$24,479

Valero Energy Corp. 3.40%, 9/15/26	14,000	12,864

Verizon Communications, Inc.
4.15%, 3/15/24	63,000	64,423
4.40%, 11/1/34	109,000	105,348

Viacom, Inc. 4.50%, 3/1/21	57,000	58,037

Virginia Electric & Power Co. 3.80%, 4/1/28, Series A	42,000	42,257

Walgreens Boots Alliance, Inc. 4.80%, 11/18/44	9,000	8,223

Walmart, Inc. 4.05%, 6/29/48	8,000	7,981

Warner Media LLC 3.60%, 7/15/25	99,000	93,899

Wells Fargo & Co.
3.45%, 2/13/23, Series M	44,000	43,118
4.30%, 7/22/27	45,000	44,343
4.75%, 12/7/46	14,000	13,510
Xylem, Inc. 4.38%, 11/1/46	29,000	28,072
TOTAL CORPORATE BONDS (Cost: $4,838,640)		4,624,591

FOREIGN CORPORATE BONDS – 0.5%

Switzerland – 0.2%

Novartis Capital Corp. 2.40%, 5/17/22	12,000	11,709

United Kingdom – 0.3%
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	12,000	12,209
TOTAL FOREIGN CORPORATE BONDS (Cost: $23,766)		23,918

U.S. GOVERNMENT OBLIGATIONS – 0.2%

U.S. Treasury Note – 0.2%

U.S. Treasury Note 2.25%, 2/15/27
(Cost: $9,864)	10,000	9,713

TOTAL INVESTMENTS IN SECURITIES – 98.2% (Cost: $4,872,270)		4,658,222

Other Assets less Liabilities – 1.8%		85,316

NET ASSETS – 100.0%		$4,743,538
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2018

Investments	Principal Amount	Value

CORPORATE BONDS – 97.7%

United States – 97.7%

Acadia Healthcare Co., Inc. 5.63%, 2/15/23	$50,000	$47,625

ADT Security Corp. (The)
6.25%, 10/15/21	48,000	48,900
4.13%, 6/15/23	75,000	68,812
4.88%, 7/15/32(a)	50,000	37,250

AES Corp.
5.50%, 4/15/25	50,000	49,875
6.00%, 5/15/26	33,000	33,660

AMC Networks, Inc. 5.00%, 4/1/24	50,000	47,500

American Axle & Manufacturing, Inc. 6.25%, 4/1/25(b)	50,000	45,688

AmeriGas Partners L.P.
5.50%, 5/20/25	50,000	46,000
5.88%, 8/20/26	38,000	34,865

Aramark Services, Inc. 4.75%, 6/1/26	50,000	47,125

Arconic, Inc. 5.13%, 10/1/24	100,000	96,313

Asbury Automotive Group, Inc. 6.00%, 12/15/24	100,000	96,250

Ashland LLC 4.75%, 8/15/22	139,000	137,436

B&G Foods, Inc. 5.25%, 4/1/25(b)	50,000	46,688

BBA US Holdings, Inc. 5.38%, 5/1/26(a)	50,000	47,499

Beacon Roofing Supply, Inc. 4.88%, 11/1/25(a)(b)	50,000	44,125

Berry Global, Inc.
5.13%, 7/15/23	100,000	99,280
4.50%, 2/15/26(a)	50,000	45,875

Boyd Gaming Corp. 6.38%, 4/1/26	50,000	48,562

Cable One, Inc. 5.75%, 6/15/22(a)	50,000	50,375

Cablevision Systems Corp. 5.88%, 9/15/22	39,000	38,415

California Resources Corp. 8.00%, 12/15/22(a)(b)	50,000	34,000

CCO Holdings LLC
5.13%, 5/1/23(a)	34,000	33,150
5.38%, 5/1/25(a)	50,000	48,062
5.13%, 5/1/27(a)	125,000	116,737

CDK Global, Inc.
5.00%, 10/15/24	37,000	36,353
4.88%, 6/1/27	50,000	46,625

CDW LLC. 5.00%, 9/1/25	30,000	28,838

Cengage Learning, Inc. 9.50%, 6/15/24(a)	50,000	34,250

CenturyLink, Inc.
5.80%, 3/15/22, Series T	50,000	48,375
6.75%, 12/1/23, Series W(b)	36,000	34,785
5.63%, 4/1/25	50,000	44,125

Chemours Co. (The) 6.63%, 5/15/23	100,000	101,375

Clearway Energy Operating LLC 5.38%, 8/15/24	50,000	47,750

Cloud Crane LLC 10.13%, 8/1/24(a)	50,000	51,500

CommScope Technologies LLC 6.00%, 6/15/25(a)	65,000	59,475

CommScope, Inc. 5.50%, 6/15/24(a)	50,000	45,938

Community Health Systems, Inc.
7.13%, 7/15/20	50,000	42,250
6.25%, 3/31/23	50,000	45,628

Consolidated Communications, Inc. 6.50%, 10/1/22	50,000	44,250

Crestwood Midstream Partners L.P. 5.75%, 4/1/25	75,000	69,937

CSC Holdings LLC
5.25%, 6/1/24	75,000	68,906
5.38%, 2/1/28(a)	200,000	184,436

DaVita, Inc. 5.75%, 8/15/22	100,000	99,750

Dell International LLC 7.13%, 6/15/24(a)	50,000	50,913

Diamond Offshore Drilling, Inc.
7.88%, 8/15/25	50,000	41,750
4.88%, 11/1/43	50,000	28,250

Diamond Resorts International, Inc. 10.75%, 9/1/24(a)	50,000	45,125

DISH DBS Corp.
5.13%, 5/1/20	50,000	49,500
5.00%, 3/15/23	76,000	63,555
5.88%, 11/15/24	25,000	20,219

DPL, Inc. 7.25%, 10/15/21	100,000	104,863

Eldorado Resorts, Inc. 6.00%, 4/1/25	50,000	48,482

Encompass Health Corp. 5.75%, 11/1/24	50,000	49,687

Endo Finance LLC 5.38%, 1/15/23(a)	75,000	57,375

Equinix, Inc. 5.88%, 1/15/26	50,000	50,500

ESH Hospitality, Inc. 5.25%, 5/1/25(a)	50,000	46,625

Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/25(a)	50,000	48,015

Freeport-McMoRan, Inc.
3.88%, 3/15/23	50,000	46,375
5.45%, 3/15/43	50,000	38,313

Frontier Communications Corp.
6.88%, 1/15/25(b)	75,000	38,438
11.00%, 9/15/25	50,000	31,373

GLP Capital L.P. 5.38%, 4/15/26	50,000	49,575

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited) (continued)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2018

Investments	Principal Amount	Value

Golden Nugget, Inc.
6.75%, 10/15/24(a)	$50,000	$47,250
8.75%, 10/1/25(a)	50,000	48,125

Gray Television, Inc.
5.13%, 10/15/24(a)	38,000	35,131
5.88%, 7/15/26(a)	125,000	116,850

Hanesbrands, Inc. 4.88%, 5/15/26(a)	50,000	45,313

HCA, Inc.
4.75%, 5/1/23	147,000	145,162
5.00%, 3/15/24	33,000	32,753
5.25%, 6/15/26	50,000	49,750

Hilton Worldwide Finance LLC
4.63%, 4/1/25	40,000	38,000
4.88%, 4/1/27	50,000	47,063

Holly Energy Partners L.P. 6.00%, 8/1/24(a)	50,000	49,250

Hughes Satellite Systems Corp.
5.25%, 8/1/26	50,000	46,000
6.63%, 8/1/26	50,000	45,938

IQVIA, Inc. 4.88%, 5/15/23(a)	38,000	37,430

Iron Mountain, Inc. 5.25%, 3/15/28(a)	50,000	44,375

j2 Cloud Services LLC 6.00%, 7/15/25(a)	50,000	49,062

JBS USA LUX S.A. 5.75%, 6/15/25(a)	100,000	95,875

KFC Holding Co. 4.75%, 6/1/27(a)	50,000	46,625

Koppers, Inc. 6.00%, 2/15/25(a)	50,000	44,250

L Brands, Inc. 6.88%, 11/1/35	75,000	63,015

Ladder Capital Finance Holdings LLLP 5.25%, 3/15/22(a)	50,000	48,750

Lamar Media Corp. 5.38%, 1/15/24	50,000	50,250

Lamb Weston Holdings, Inc. 4.63%, 11/1/24(a)	5,000	4,875

Level 3 Financing, Inc. 5.38%, 5/1/25	50,000	47,000

LKQ Corp. 4.75%, 5/15/23	55,000	51,975

LPL Holdings, Inc. 5.75%, 9/15/25(a)	50,000	47,000

Mattel, Inc. 6.75%, 12/31/25(a)	50,000	44,735

MEDNAX, Inc. 5.25%, 12/1/23(a)	50,000	49,125

Meredith Corp. 6.88%, 2/1/26(a)	50,000	49,000

MGM Resorts International 4.63%, 9/1/26	50,000	45,125

MPT Operating Partnership L.P.
5.25%, 8/1/26	40,000	37,900
5.00%, 10/15/27	50,000	45,844

Navient Corp.
6.13%, 3/25/24	122,000	105,225
5.88%, 10/25/24	36,000	30,240
6.75%, 6/25/25	50,000	42,750

NCR Corp. 5.00%, 7/15/22	75,000	71,062

Nexstar Broadcasting, Inc. 5.63%, 8/1/24(a)	100,000	93,750

NextEra Energy Operating Partners L.P. 4.25%, 9/15/24(a)	50,000	46,438

Nielsen Finance LLC 5.00%, 4/15/22(a)	100,000	96,000

NRG Energy, Inc.
7.25%, 5/15/26	75,000	78,094
5.75%, 1/15/28	10,000	9,638

Nuance Communications, Inc. 5.63%, 12/15/26	50,000	47,625

Olin Corp. 5.13%, 9/15/27	100,000	92,500

PBF Holding Co. LLC 7.00%, 11/15/23	75,000	72,000

PBF Logistics L.P. 6.88%, 5/15/23	50,000	49,375

Peabody Energy Corp.
6.00%, 3/31/22(a)	35,000	34,081
6.38%, 3/31/25(a)	50,000	46,625

Pilgrim’s Pride Corp. 5.75%, 3/15/25(a)	50,000	47,125

Pitney Bowes, Inc.
3.88%, 10/1/21	46,000	43,298
4.63%, 3/15/24(b)	50,000	42,469

Platform Specialty Products Corp. 6.50%, 2/1/22(a)	83,000	83,311

Post Holdings, Inc.
5.00%, 8/15/26(a)	41,000	37,515
5.75%, 3/1/27(a)	100,000	94,250
5.63%, 1/15/28(a)	50,000	46,188

PulteGroup, Inc.
5.50%, 3/1/26	50,000	48,312
5.00%, 1/15/27	75,000	68,156

Rayonier AM Products, Inc. 5.50%, 6/1/24(a)	50,000	44,250

RBS Global, Inc. 4.88%, 12/15/25(a)	50,000	45,625

Realogy Group LLC 4.88%, 6/1/23(a)(b)	50,000	43,750

SBA Communications Corp. 4.88%, 9/1/24	50,000	47,187

Scientific Games International, Inc. 10.00%, 12/1/22	106,000	107,987

Sinclair Television Group, Inc. 5.63%, 8/1/24(a)	50,000	47,000

Sirius XM Radio, Inc.
6.00%, 7/15/24(a)	15,000	15,094
5.38%, 7/15/26(a)	50,000	46,938

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2018

Investments	Principal Amount	Value

Six Flags Entertainment Corp. 4.88%, 7/31/24(a)	$95,000	$89,775

Spectrum Brands Holdings, Inc. 7.75%, 1/15/22	96,000	97,440

Springleaf Finance Corp.
7.75%, 10/1/21	60,000	60,450
5.63%, 3/15/23	37,000	34,225
6.88%, 3/15/25	50,000	44,875

Suburban Propane Partners L.P. 5.50%, 6/1/24	50,000	46,750

Summit Materials LLC 6.13%, 7/15/23	50,000	49,750

SunCoke Energy Partners L.P. 7.50%, 6/15/25(a)	50,000	47,500

Symantec Corp. 5.00%, 4/15/25(a)	50,000	46,759

T-Mobile USA, Inc.
6.00%, 3/1/23	89,000	89,643
6.00%, 4/15/24	35,000	35,088
5.13%, 4/15/25	50,000	48,750

Tallgrass Energy Partners L.P.
5.50%, 9/15/24(a)	35,000	34,563
5.50%, 1/15/28(a)	50,000	48,250

Teleflex, Inc. 4.63%, 11/15/27	50,000	46,563

Tenet Healthcare Corp.
4.38%, 10/1/21	34,000	33,065
6.75%, 6/15/23(b)	100,000	94,250
5.13%, 5/1/25	50,000	46,750

Tenneco, Inc. 5.00%, 7/15/26	50,000	38,713

TransDigm, Inc.
6.00%, 7/15/22	18,000	17,775
6.50%, 7/15/24	50,000	48,812
6.50%, 5/15/25	10,000	9,588
6.38%, 6/15/26	75,000	70,031

Transocean, Inc.
5.80%, 10/15/22	50,000	44,250
7.50%, 1/15/26(a)	50,000	44,125

TreeHouse Foods, Inc. 6.00%, 2/15/24(a)(b)	69,000	68,569

Tribune Media Co. 5.88%, 7/15/22	19,000	19,190

United Rentals North America, Inc.
4.63%, 10/15/25	50,000	44,750
5.88%, 9/15/26	90,000	85,162

United States Steel Corp. 6.88%, 8/15/25	100,000	92,000

US Concrete, Inc. 6.38%, 6/1/24	50,000	46,250

Vector Group Ltd. 6.13%, 2/1/25(a)	50,000	42,750

VeriSign, Inc.
5.25%, 4/1/25	50,000	49,687
4.75%, 7/15/27	37,000	34,837

VFH Parent LLC 6.75%, 6/15/22(a)	50,000	48,723

WellCare Health Plans, Inc. 5.25%, 4/1/25	50,000	48,312

WESCO Distribution, Inc. 5.38%, 12/15/21	50,000	49,562

Western Digital Corp. 4.75%, 2/15/26	100,000	87,125

Windstream Services LLC 8.63%, 10/31/25(a)	50,000	44,750

Wynn Las Vegas LLC 4.25%, 5/30/23(a)	75,000	70,781

XPO Logistics, Inc. 6.13%, 9/1/23(a)	50,000	48,412
Zayo Group LLC 5.75%, 1/15/27(a)	150,000	134,250
TOTAL CORPORATE BONDS (Cost: $9,786,143)		9,289,050

FOREIGN CORPORATE BOND – 0.5%

United Kingdom – 0.5%

Avon International Operations, Inc. 7.88%, 8/15/22(a)
(Cost: $51,445)	50,000	49,500

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.6%

United States – 4.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $437,295)(d)	437,295	437,295

TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $10,274,883)		9,775,845

Other Assets less Liabilities – (2.8)%		(269,655)

NET ASSETS – 100.0%		$9,506,190
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $424,067 and the total market value of the collateral held by the Fund was $437,295.

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2018

Investments	Principal Amount	Value

CORPORATE BONDS – 94.5%

United States – 94.5%

Abbott Laboratories 2.90%, 11/30/21	$30,000	$29,760

AbbVie, Inc. 2.85%, 5/14/23	37,000	35,689

Altria Group, Inc. 9.25%, 8/6/19	83,000	85,795

American Express Co. 2.50%, 8/1/22	39,000	37,674

American Honda Finance Corp. 2.45%, 9/24/20	49,000	48,425

American International Group, Inc. 3.38%, 8/15/20	48,000	48,127
3.30%, 3/1/21	86,000	85,753

Amgen, Inc. 3.88%, 11/15/21	47,000	47,651

Analog Devices, Inc. 2.50%, 12/5/21	10,000	9,768

Anthem, Inc. 3.13%, 5/15/22	24,000	23,666

Apple, Inc. 2.25%, 2/23/21	63,000	62,281

AT&T, Inc. 3.00%, 2/15/22	101,000	99,332
3.60%, 2/17/23	29,000	28,848

Bank of America Corp. 5.70%, 1/24/22	53,000	56,197
3.30%, 1/11/23	23,000	22,664

Bank of New York Mellon Corp. (The) 2.05%, 5/3/21	114,000	111,304

Baxter International, Inc. 1.70%, 8/15/21	22,000	21,120

BB&T Corp. 5.25%, 11/1/19	46,000	46,778

Block Financial LLC 5.50%, 11/1/22	11,000	11,319

Broadcom Corp. 2.65%, 1/15/23	36,000	33,535

Burlington Northern Santa Fe LLC 3.45%, 9/15/21	34,000	34,358

Campbell Soup Co. 3.65%, 3/15/23	23,000	22,459

Capital One Financial Corp. 4.75%, 7/15/21	59,000	60,498

Cardinal Health, Inc. 1.95%, 6/14/19	62,000	61,688

CBS Corp. 2.50%, 2/15/23	28,000	26,407

Celgene Corp. 2.88%, 8/15/20	52,000	51,657

Chevron Corp. 1.96%, 3/3/20	71,000	70,299

Cisco Systems, Inc. 2.60%, 2/28/23	17,000	16,673

Citigroup, Inc. 2.65%, 10/26/20	96,000	94,765
2.70%, 3/30/21	23,000	22,666
2.75%, 4/25/22	34,000	33,053

Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/22	14,000	17,018

Comcast Corp. 2.75%, 3/1/23	29,000	28,241

Consolidated Edison, Inc. 2.00%, 5/15/21	75,000	72,802

Constellation Brands, Inc. 3.75%, 5/1/21	50,000	50,401

Continental Resources, Inc. 4.50%, 4/15/23	20,000	19,702

CVS Health Corp. 2.80%, 7/20/20	120,000	118,962
3.70%, 3/9/23	45,000	44,561

Discover Financial Services 3.85%, 11/21/22	17,000	16,897

Dominion Energy, Inc. 2.58%, 7/1/20	49,000	48,251

Dow Chemical Co. (The) 4.25%, 11/15/20	79,000	80,436

Duke Energy Corp. 2.40%, 8/15/22	32,000	30,770

eBay, Inc. 2.60%, 7/15/22	22,000	21,286

Edison International 2.13%, 4/15/20	11,000	10,711

Exelon Corp. 3.50%, 6/1/22	44,000	43,062

Express Scripts Holding Co. 2.60%, 11/30/20	31,000	30,529
3.00%, 7/15/23	23,000	22,160

Exxon Mobil Corp. 2.73%, 3/1/23	25,000	24,599

Fifth Third Bancorp 2.60%, 6/15/22	36,000	35,049

General Dynamics Corp. 2.25%, 11/15/22	19,000	18,548

General Mills, Inc. 2.60%, 10/12/22	25,000	24,106

General Motors Financial Co., Inc. 3.45%, 1/14/22	64,000	62,062
3.70%, 5/9/23	67,000	63,809

Gilead Sciences, Inc. 4.40%, 12/1/21	35,000	36,133

Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	25,000	25,661

Hewlett Packard Enterprise Co. 3.60%, 10/15/20	46,000	46,138

HP, Inc. 4.30%, 6/1/21	36,000	36,618

HSBC USA, Inc. 2.35%, 3/5/20	100,000	99,007

Huntington Bancshares, Inc. 3.15%, 3/14/21	29,000	28,887

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2018

Investments	Principal Amount	Value

JPMorgan Chase & Co. 2.75%, 6/23/20	$128,000	$127,294
4.40%, 7/22/20	71,000	72,300
2.97%, 1/15/23	25,000	24,388

KeyCorp 5.10%, 3/24/21	27,000	28,018

Kraft Heinz Foods Co. 2.80%, 7/2/20	39,000	38,731
3.50%, 7/15/22	29,000	28,603

Kroger Co. (The) 3.40%, 4/15/22	26,000	25,752

Laboratory Corp. of America Holdings 3.20%, 2/1/22	26,000	25,822

Lockheed Martin Corp. 2.50%, 11/23/20	155,000	153,264

Macy’s Retail Holdings, Inc. 2.88%, 2/15/23	28,000	25,950

Marriott International, Inc. 2.30%, 1/15/22	27,000	25,976

McDonald’s Corp. 2.63%, 1/15/22	31,000	30,396

Medtronic, Inc. 3.15%, 3/15/22	26,000	25,940

Molson Coors Brewing Co. 2.10%, 7/15/21	15,000	14,471

Morgan Stanley 5.50%, 7/28/21	81,000	84,938
2.75%, 5/19/22	40,000	38,934
3.13%, 1/23/23	62,000	60,628

MPLX L.P. 4.50%, 7/15/23	29,000	29,319

NBCUniversal Media LLC 4.38%, 4/1/21	41,000	42,038

Newell Brands, Inc. 3.85%, 4/1/23	23,000	22,685

Northrop Grumman Corp. 2.55%, 10/15/22	23,000	22,276

NVIDIA Corp. 2.20%, 9/16/21	15,000	14,671

Omnicom Group, Inc. 4.45%, 8/15/20	40,000	40,699

Oracle Corp. 3.88%, 7/15/20	26,000	26,400
3.63%, 7/15/23	22,000	22,312

PepsiCo, Inc. 2.75%, 3/1/23	25,000	24,646

Philip Morris International, Inc. 2.38%, 8/17/22	21,000	20,192

Public Service Enterprise Group, Inc. 2.65%, 11/15/22	25,000	24,196

Republic Services, Inc. 3.55%, 6/1/22	25,000	25,123

Reynolds American, Inc. 4.00%, 6/12/22	26,000	25,740

Roper Technologies, Inc. 3.13%, 11/15/22	10,000	9,807

Santander Holdings USA, Inc. 3.40%, 1/18/23	25,000	24,014

Sempra Energy 2.90%, 2/1/23	32,000	31,124

Sherwin-Williams Co. (The) 2.25%, 5/15/20	24,000	23,640

Synchrony Financial 2.70%, 2/3/20	95,000	93,411

Tech Data Corp. 3.70%, 2/15/22	30,000	29,455

Thermo Fisher Scientific, Inc. 3.30%, 2/15/22	39,000	38,862

Toyota Motor Credit Corp. 3.30%, 1/12/22	36,000	36,118

United Parcel Service, Inc. 3.13%, 1/15/21	73,000	73,620

United Technologies Corp. 3.10%, 6/1/22	27,000	26,461
3.65%, 8/16/23	33,000	32,905

UnitedHealth Group, Inc. 1.95%, 10/15/20	39,000	38,329

Verizon Communications, Inc. 2.63%, 2/21/20	67,000	66,768
3.50%, 11/1/21	16,000	16,182

Viacom, Inc. 4.50%, 3/1/21	45,000	45,819

Walgreens Boots Alliance, Inc. 2.70%, 11/18/19	97,000	96,467

Walmart, Inc. 3.40%, 6/26/23	22,000	22,240

Walt Disney Co. (The) 2.35%, 12/1/22	26,000	25,265

Wells Fargo & Co. 2.15%, 1/30/20, Series N	40,000	39,571
2.55%, 12/7/20	35,000	34,516
4.60%, 4/1/21	64,000	65,558
TOTAL CORPORATE BONDS (Cost: $4,705,652)		4,638,449

FOREIGN CORPORATE BONDS – 3.1%

Germany – 2.7%

Deutsche Bank AG 2.70%, 7/13/20	36,000	35,028
4.25%, 10/14/21	100,000	97,838

Total Germany		132,866

Switzerland – 0.4%

Novartis Capital Corp. 2.40%, 5/17/22	20,000	19,515
TOTAL FOREIGN CORPORATE BONDS (Cost: $154,514)		152,381

U.S. GOVERNMENT OBLIGATIONS – 0.8%

U.S. Treasury Note – 0.8%

U.S. Treasury Note 2.63%, 8/31/20
(Cost: $40,877)	41,000	41,061

TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $4,901,043)		4,831,891

Other Assets less Liabilities – 1.6%		78,818

NET ASSETS – 100.0%		$4,910,709

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2018

Investments	Principal Amount	Value

CORPORATE BONDS – 95.6%

United States – 95.6%

Acadia Healthcare Co., Inc. 5.63%, 2/15/23	$150,000	$142,875

ADT Security Corp. (The) 6.25%, 10/15/21	125,000	127,344

American Axle & Manufacturing, Inc. 6.63%, 10/15/22	370,000	367,225

Archrock Partners L.P. 6.00%, 4/1/21	150,000	144,750

Arconic, Inc. 5.40%, 4/15/21	197,000	199,709

Berry Global, Inc. 5.50%, 5/15/22	195,000	194,756

Cablevision Systems Corp. 8.00%, 4/15/20	50,000	50,750
5.88%, 9/15/22	246,000	242,310

California Resources Corp. 8.00%, 12/15/22(a)(b)	100,000	68,000

CCO Holdings LLC 5.25%, 9/30/22	299,000	296,944
5.13%, 2/15/23	100,000	97,750
4.00%, 3/1/23(b)	155,000	144,925

Centene Corp. 5.63%, 2/15/21	195,000	195,975

CenturyLink, Inc. 5.63%, 4/1/20, Series V	50,000	49,938
5.80%, 3/15/22, Series T	196,000	189,630

Chemours Co. (The) 6.63%, 5/15/23	75,000	76,031

Clean Harbors, Inc. 5.13%, 6/1/21	196,000	196,000

Cogent Communications Group, Inc. 5.38%, 3/1/22(b)	147,000	146,632

CommScope, Inc. 5.00%, 6/15/21(b)	50,000	49,688

Community Health Systems, Inc. 5.13%, 8/1/21	218,000	203,285

Consolidated Communications, Inc. 6.50%, 10/1/22	421,000	372,585

Crestwood Midstream Partners L.P. 6.25%, 4/1/23	50,000	48,375

Crown Americas LLC 4.50%, 1/15/23	50,000	48,938

CSC Holdings LLC 8.63%, 2/15/19	195,000	195,975

DaVita, Inc. 5.75%, 8/15/22	50,000	49,875

DCP Midstream Operating L.P. 3.88%, 3/15/23	50,000	47,000

Dell International LLC 5.88%, 6/15/21(b)	193,000	193,274

Denbury Resources, Inc. 9.00%, 5/15/21(b)	50,000	46,750
9.25%, 3/31/22(b)	142,000	131,705

DISH DBS Corp. 7.88%, 9/1/19	50,000	51,140
5.13%, 5/1/20	199,000	197,010
5.88%, 7/15/22	307,000	283,591

DPL, Inc. 7.25%, 10/15/21	50,000	52,431

Edgewell Personal Care Co. 4.70%, 5/19/21	50,000	49,438
4.70%, 5/24/22	24,000	23,190

EMC Corp. 3.38%, 6/1/23	50,000	43,424

Endo Finance LLC 5.75%, 1/15/22(b)	260,000	217,750

Ferrellgas L.P. 6.75%, 1/15/22	2,000	1,640

Forum Energy Technologies, Inc. 6.25%, 10/1/21	200,000	177,000

Freeport-McMoRan, Inc. 3.88%, 3/15/23	308,000	285,670

Frontier Communications Corp. 8.75%, 4/15/22	50,000	31,875
10.50%, 9/15/22(a)	100,000	70,000

GameStop Corp. 6.75%, 3/15/21(b)	248,000	248,000

Gap, Inc. (The) 5.95%, 4/12/21	50,000	51,082

Global Partners L.P. 6.25%, 7/15/22	251,000	238,450

Griffon Corp. 5.25%, 3/1/22	384,000	348,960

HCA Healthcare, Inc. 6.25%, 2/15/21	135,000	138,375

HCA, Inc. 5.88%, 3/15/22	200,000	205,500

Hughes Satellite Systems Corp. 7.63%, 6/15/21	53,000	55,120
6.63%, 8/1/26	50,000	45,938

Huntsman International LLC 4.88%, 11/15/20	50,000	50,375
5.13%, 11/15/22	388,000	392,365

IQVIA, Inc. 4.88%, 5/15/23(b)	50,000	49,250

Lee Enterprises, Inc. 9.50%, 3/15/22(b)	192,000	196,800

Level 3 Financing, Inc. 5.63%, 2/1/23	145,000	142,825

Level 3 Parent LLC 5.75%, 12/1/22	50,000	49,250

Martin Midstream Partners L.P. 7.25%, 2/15/21	250,000	238,750

Men’s Wearhouse, Inc. (The) 7.00%, 7/1/22	244,000	246,440

MGM Resorts International 8.63%, 2/1/19	213,000	214,331
6.75%, 10/1/20	75,000	77,250

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

December 31, 2018

Investments	Principal Amount	Value

Molina Healthcare, Inc. 5.38%, 11/15/22	$246,000	$238,312

National CineMedia LLC 6.00%, 4/15/22	24,000	24,150

Navient Corp. 4.88%, 6/17/19	32,000	31,900
8.00%, 3/25/20	50,000	50,930
5.88%, 3/25/21	115,000	110,544
7.25%, 1/25/22	30,000	29,063
6.50%, 6/15/22	248,000	231,570

NCR Corp. 5.00%, 7/15/22	257,000	243,507

Nielsen Finance LLC 4.50%, 10/1/20	42,000	41,580
5.00%, 4/15/22(b)	256,000	245,760

PBF Logistics L.P. 6.88%, 5/15/23	40,000	39,500

Peabody Energy Corp. 6.00%, 3/31/22(b)	60,000	58,425

Pitney Bowes, Inc. 3.88%, 10/1/21	75,000	70,594
4.70%, 4/1/23	162,000	143,775

Plantronics, Inc. 5.50%, 5/31/23(b)	50,000	46,625

Platform Specialty Products Corp. 6.50%, 2/1/22(b)	50,000	50,188

PulteGroup, Inc. 4.25%, 3/1/21	50,000	49,750

Rite Aid Corp. 6.13%, 4/1/23(b)	25,000	19,844

RR Donnelley & Sons Co. 7.88%, 3/15/21	16,000	16,080

Sabre GLBL, Inc. 5.38%, 4/15/23(b)	75,000	75,000

Scientific Games International, Inc. 10.00%, 12/1/22	236,000	240,425

Sealed Air Corp. 4.88%, 12/1/22(b)	197,000	195,769

Select Medical Corp. 6.38%, 6/1/21	50,000	50,063

SESI LLC 7.13%, 12/15/21	50,000	42,750

Sirius XM Radio, Inc. 3.88%, 8/1/22(b)	72,000	68,760
4.63%, 5/15/23(b)	20,000	19,250

Spectrum Brands Holdings, Inc. 7.75%, 1/15/22	192,000	194,880

Springleaf Finance Corp. 5.25%, 12/15/19	50,000	50,244
7.75%, 10/1/21	139,000	140,042
6.13%, 5/15/22	294,000	286,565

Steel Dynamics, Inc. 5.13%, 10/1/21	50,000	50,000
5.25%, 4/15/23	85,000	84,150

T-Mobile USA, Inc. 4.00%, 4/15/22	150,000	146,625

Taylor Morrison Communities, Inc. 5.25%, 4/15/21(b)	50,000	49,688

Tenet Healthcare Corp. 6.00%, 10/1/20	50,000	50,812
4.38%, 10/1/21	65,000	63,212
8.13%, 4/1/22	100,000	100,625

Toll Brothers Finance Corp. 5.88%, 2/15/22	76,000	76,665

TransDigm, Inc. 5.50%, 10/15/20	50,000	49,688
6.00%, 7/15/22	234,000	231,075

Transocean, Inc. 5.80%, 10/15/22	50,000	44,250

TreeHouse Foods, Inc. 4.88%, 3/15/22	200,000	197,500

Tribune Media Co. 5.88%, 7/15/22	50,000	50,500

Triumph Group, Inc. 4.88%, 4/1/21	259,000	233,747

United Continental Holdings, Inc. 4.25%, 10/1/22	253,000	244,461

Wynn Las Vegas LLC 4.25%, 5/30/23(b)	50,000	47,188

Zayo Group LLC 6.00%, 4/1/23	245,000	233,389
TOTAL CORPORATE BONDS (Cost: $14,365,402)		13,851,634

FOREIGN CORPORATE BONDS – 2.2%

Israel – 0.5%

Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/20	75,000	73,007

United Kingdom – 1.7%

Avon International Operations, Inc. 7.88%, 8/15/22(b)	247,000	244,530
TOTAL FOREIGN CORPORATE BONDS (Cost: $325,965)		317,537

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $129,150)(d)	129,150	129,150

TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $14,820,517)		14,298,321

Other Assets less Liabilities – 1.3%		189,385

NET ASSETS – 100.0%		$14,487,706
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $124,200 and the total market value of the collateral held by the Fund was $129,150.

See Notes to Financial Statements.

WisdomTree Trust	119

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 94.0%

United States – 94.0%

Aerospace & Defense – 1.3%

Boeing Co. (The)	183	$59,018

Teledyne Technologies, Inc.*	629	130,247

Total Aerospace & Defense		189,265

Air Freight & Logistics – 3.7%

C.H. Robinson Worldwide, Inc.	2,842	238,984

Expeditors International of Washington, Inc.	3,202	218,024

United Parcel Service, Inc. Class B	1,021	99,578

Total Air Freight & Logistics		556,586

Auto Components – 1.1%

Lear Corp.	830	101,974

Tenneco, Inc. Class A	2,360	64,640

Total Auto Components		166,614

Banks – 1.4%

BankUnited, Inc.	3,778	113,113

Fifth Third Bancorp	3,764	88,567

Total Banks		201,680

Beverages – 0.5%

Brown-Forman Corp. Class B	1,639	77,984

Biotechnology – 0.5%

United Therapeutics Corp.*	752	81,893

Capital Markets – 2.4%

Affiliated Managers Group, Inc.	598	58,269

CME Group, Inc.	1,577	296,665

Total Capital Markets		354,934

Chemicals – 1.0%

Chemours Co. (The)	5,049	142,483

Commercial Services & Supplies – 0.5%

Covanta Holding Corp.	5,880	78,910

Communications Equipment – 2.8%

Ciena Corp.*	4,523	153,375

Lumentum Holdings, Inc.*	6,342	266,427

Total Communications Equipment		419,802

Consumer Finance – 0.5%

Santander Consumer USA Holdings, Inc.	4,300	75,637

Diversified Consumer Services – 2.0%

H&R Block, Inc.	11,509	291,983

Diversified Telecommunication Services – 1.8%

AT&T, Inc.	6,339	180,915

Verizon Communications, Inc.	1,582	88,940

Total Diversified Telecommunication Services		269,855

Electric Utilities – 2.5%

PPL Corp.	2,616	74,111

Southern Co. (The)	6,700	294,264

Total Electric Utilities		368,375

Electronic Equipment, Instruments & Components – 1.3%

Coherent, Inc.*	741	78,331

Zebra Technologies Corp. Class A*	765	121,811

Total Electronic Equipment, Instruments & Components		200,142

Energy Equipment & Services – 1.2%

RPC, Inc.(a)	18,114	178,785

Entertainment – 0.6%

Viacom, Inc. Class B	3,609	92,751

Equity Real Estate Investment Trusts (REITs) – 1.5%

Weingarten Realty Investors	9,113	226,094

Health Care Equipment & Supplies – 0.6%

Zimmer Biomet Holdings, Inc.	816	84,636

Health Care Providers & Services – 9.3%

Anthem, Inc.	428	112,405

Encompass Health Corp.	5,124	316,151

HCA Healthcare, Inc.	1,093	136,024

Laboratory Corp. of America Holdings*	782	98,813

MEDNAX, Inc.*	9,932	327,756

Patterson Cos., Inc.	3,854	75,770

Quest Diagnostics, Inc.	1,410	117,411

Select Medical Holdings Corp.*	5,691	87,357

Universal Health Services, Inc. Class B	988	115,161

Total Health Care Providers & Services		1,386,848

Hotels, Restaurants & Leisure – 4.7%

Cracker Barrel Old Country Store, Inc.(a)	3,224	515,389

Las Vegas Sands Corp.	2,110	109,825

Penn National Gaming, Inc.*	3,832	72,157

Total Hotels, Restaurants & Leisure		697,371

Household Products – 2.6%

Clorox Co. (The)	973	149,978

Colgate-Palmolive Co.	2,285	136,003

Kimberly-Clark Corp.	840	95,710

Total Household Products		381,691

Independent Power & Renewable Electricity Producers – 0.3%

Clearway Energy, Inc. Class C	2,606	44,954

Insurance – 8.0%

Aflac, Inc.	6,327	288,258

Allstate Corp. (The)	3,281	271,109

Lincoln National Corp.	917	47,051

Principal Financial Group, Inc.	2,020	89,223

Prudential Financial, Inc.	909	74,129

Reinsurance Group of America, Inc.	1,587	222,545

Torchmark Corp.	2,682	199,890

Total Insurance		1,192,205

Interactive Media & Services – 1.6%

Facebook, Inc. Class A*	1,123	147,214

Match Group, Inc.	2,318	99,141

Total Interactive Media & Services		246,355

Internet & Direct Marketing Retail – 1.4%

GrubHub, Inc.*	2,741	210,536

See Notes to Financial Statements.

120	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2018

Investments	Shares	Value

IT Services – 5.2%

DXC Technology Co.	1,556	$82,732

Jack Henry & Associates, Inc.	1,122	141,955

Paychex, Inc.	1,797	117,075

Sabre Corp.	6,273	135,748

Total System Services, Inc.	1,498	121,772

Visa, Inc. Class A	1,371	180,890

Total IT Services		780,172

Life Sciences Tools & Services – 1.6%

Bio-Rad Laboratories, Inc. Class A*	468	108,679

IQVIA Holdings, Inc.*	1,086	126,161

Total Life Sciences Tools & Services		234,840

Machinery – 1.5%

Fortive Corp.	1,685	114,007

Illinois Tool Works, Inc.	870	110,220

Total Machinery		224,227

Media – 3.6%

Comcast Corp. Class A	3,764	128,164

Omnicom Group, Inc.	2,810	205,805

Sinclair Broadcast Group, Inc. Class A	3,753	98,854

TEGNA, Inc.	9,383	101,993

Total Media		534,816

Metals & Mining – 0.9%

Freeport-McMoRan, Inc.	13,361	137,752

Multiline Retail – 3.1%

Macy’s, Inc.	11,935	355,424

Nordstrom, Inc.	2,456	114,474

Total Multiline Retail		469,898

Oil, Gas & Consumable Fuels – 2.9%

CVR Energy, Inc.	1,561	53,823

Marathon Petroleum Corp.	1,395	82,319

PBF Energy, Inc. Class A	1,827	59,688

Peabody Energy Corp.	2,880	87,783

Southwestern Energy Co.*	43,080	146,903

Total Oil, Gas & Consumable Fuels		430,516

Personal Products – 1.1%

Medifast, Inc.	1,368	171,027

Real Estate Management & Development – 0.5%

Realogy Holdings Corp.(a)	5,260	77,217

Semiconductors & Semiconductor Equipment – 5.4%

Advanced Micro Devices, Inc.*	3,824	70,591

Analog Devices, Inc.	1,738	149,173

Applied Materials, Inc.	3,612	118,257

Brooks Automation, Inc.	3,569	93,436

Lam Research Corp.	856	116,562

Micron Technology, Inc.*	2,974	94,365

NVIDIA Corp.	429	57,271

ON Semiconductor Corp.*	6,579	108,619

Total Semiconductors & Semiconductor Equipment		808,274

Software – 6.1%

Adobe, Inc.*	649	146,830

Alarm.com Holdings, Inc.*	2,867	148,711

CDK Global, Inc.	3,174	151,971

VMware, Inc. Class A	3,332	456,917

Total Software		904,429

Specialty Retail – 0.6%

Penske Automotive Group, Inc.	2,230	89,914

Technology Hardware, Storage & Peripherals – 1.4%

Apple, Inc.	648	102,216

HP, Inc.	5,033	102,975

Total Technology Hardware, Storage & Peripherals		205,191

Tobacco – 1.0%

Altria Group, Inc.	1,824	90,087

Philip Morris International, Inc.	969	64,691

Total Tobacco		154,778

Trading Companies & Distributors – 4.0%

Fastenal Co.	1,867	97,625

GATX Corp.	1,079	76,404

MSC Industrial Direct Co., Inc. Class A	3,022	232,452

Watsco, Inc.	1,334	185,613

Total Trading Companies & Distributors		592,094
TOTAL COMMON STOCKS (Cost: $15,922,107)		14,033,514

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%

United States – 3.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $473,588)(c)	473,588	473,588

TOTAL INVESTMENTS IN SECURITIES – 97.2% (Cost: $16,395,695)		14,507,102

Other Assets less Liabilities – 2.8%		411,826

NET ASSETS – 100.0%		$14,918,928
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $656,173 and the total market value of the collateral held by the Fund was $677,308. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $203,720.

See Notes to Financial Statements.

WisdomTree Trust	121

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAPS – SHORT EXPOSURE TO REFERENCE ENTITY (OTC – OVER THE COUNTER)

							Value

Fund Pays Total Return of Reference Entity	Fund Receives Variable Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	2.68% (1-Month London Interbank Offered Rate plus 0.30%), Monthly	Bank of America Merrill Lynch	6/4/19	$568,201	$—	$—	$44,057	$—
S&P 500 Index	2.63% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Bank of America Merrill Lynch	9/4/19	304,037	—	—	23,562	—
S&P 500 Index	2.69% (1-Month London Interbank Offered Rate plus 0.31%), Monthly	Bank of America Merrill Lynch	10/2/19	847,317	—	—	65,705	—
S&P 500 Index	2.99% (1-Month London Interbank Offered Rate plus 0.61%), Monthly	Citigroup	3/4/19	827,380	—	—	64,359	—
S&P 500 Index	2.63% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Citigroup	4/2/19	937,033	—	—	72,617	—
S&P 500 Index	2.78% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Citigroup	10/2/19	857,286	—	—	66,540	—
S&P 500 Index	3.00% (1-Month London Interbank Offered Rate plus 0.62%), Monthly	Goldman Sachs	3/4/19	832,365	—	—	64,754	—
S&P 500 Index	2.63% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Goldman Sachs	6/4/19	149,527	—	—	11,588	—
S&P 500 Index	2.74% (1-Month London Interbank Offered Rate plus 0.36%), Monthly	Goldman Sachs	9/4/19	264,164	—	—	20,495	—
S&P 500 Index	2.76% (1-Month London Interbank Offered Rate plus 0.38%), Monthly	Goldman Sachs	10/2/19	857,286	—	—	66,527	—
S&P 500 Index	2.70% (1-Month London Interbank Offered Rate plus 0.32%), Monthly	Goldman Sachs	10/2/19	882,207	—	—	68,418	—
S&P 500 Index	2.64% (1-Month London Interbank Offered Rate plus 0.26%), Monthly	Morgan Stanley & Co.	8/2/19	284,101	—	—	22,019	—
S&P 500 Index	2.68% (1-Month London Interbank Offered Rate plus 0.30%), Monthly	Morgan Stanley & Co.	9/4/19	304,037	—	—	23,574	—
S&P 500 Index	2.78% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Morgan Stanley & Co.	10/2/19	847,317	—	—	65,767	—
S&P 500 Index	2.73% (1-Month London Interbank Offered Rate plus 0.35%), Monthly	Morgan Stanley & Co.	10/2/19	892,175	—	—	69,212	—
S&P 500 Index	2.83% (1-Month London Interbank Offered Rate plus 0.45%), Monthly	Royal Bank of Canada	11/4/19	782,522	—	—	60,767	—
				$10,436,955			$809,961	$—

See Notes to Financial Statements.

122	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Aerospace & Defense – 1.4%

Boeing Co. (The)	2,038	$657,255

Teledyne Technologies, Inc.*	7,453	1,543,293

Total Aerospace & Defense		2,200,548

Air Freight & Logistics – 3.9%

C.H. Robinson Worldwide, Inc.	31,092	2,614,526

Expeditors International of Washington, Inc.	34,781	2,368,239

United Parcel Service, Inc. Class B	10,636	1,037,329

Total Air Freight & Logistics		6,020,094

Auto Components – 1.2%

Lear Corp.	9,237	1,134,858

Tenneco, Inc. Class A	26,474	725,123

Total Auto Components		1,859,981

Banks – 1.4%

BankUnited, Inc.	42,108	1,260,713

Fifth Third Bancorp	39,524	930,000

Total Banks		2,190,713

Beverages – 0.5%

Brown-Forman Corp. Class B	16,902	804,197

Biotechnology – 0.6%

United Therapeutics Corp.*	8,861	964,963

Capital Markets – 2.5%

Affiliated Managers Group, Inc.	6,630	646,027

CME Group, Inc.	17,180	3,231,902

Total Capital Markets		3,877,929

Chemicals – 1.0%

Chemours Co. (The)	56,582	1,596,744

Commercial Services & Supplies – 0.6%

Covanta Holding Corp.	66,849	897,114

Communications Equipment – 3.0%

Ciena Corp.*	51,453	1,744,771

Lumentum Holdings, Inc.*	70,653	2,968,133

Total Communications Equipment		4,712,904

Consumer Finance – 0.6%

Santander Consumer USA Holdings, Inc.	52,052	915,595

Diversified Consumer Services – 2.1%

H&R Block, Inc.	129,630	3,288,713

Diversified Telecommunication Services – 1.9%

AT&T, Inc.	68,572	1,957,045

Verizon Communications, Inc.	18,037	1,014,040

Total Diversified Telecommunication Services		2,971,085

Electric Utilities – 2.6%

PPL Corp.	30,436	862,252

Southern Co. (The)	71,707	3,149,371

Total Electric Utilities		4,011,623

Electronic Equipment, Instruments & Components – 1.5%

Coherent, Inc.*	8,934	944,413

Zebra Technologies Corp. Class A*	8,508	1,354,729

Total Electronic Equipment, Instruments & Components		2,299,142

Energy Equipment & Services – 1.3%

RPC, Inc.(a)	200,973	1,983,604

Entertainment – 0.6%

Viacom, Inc. Class B	37,700	968,890

Equity Real Estate Investment Trusts (REITs) – 1.6%

Weingarten Realty Investors	100,925	2,503,949

Health Care Equipment & Supplies – 0.6%

Zimmer Biomet Holdings, Inc.	8,961	929,435

Health Care Providers & Services – 9.9%

Anthem, Inc.	5,040	1,323,655

Encompass Health Corp.	56,395	3,479,571

HCA Healthcare, Inc.	12,037	1,498,005

Laboratory Corp. of America Holdings*	7,824	988,641

MEDNAX, Inc.*	113,163	3,734,379

Patterson Cos., Inc.	44,875	882,243

Quest Diagnostics, Inc.	14,060	1,170,776

Select Medical Holdings Corp.*	59,995	920,923

Universal Health Services, Inc. Class B	11,407	1,329,600

Total Health Care Providers & Services		15,327,793

Hotels, Restaurants & Leisure – 4.9%

Cracker Barrel Old Country Store, Inc.(a)	36,073	5,766,630

Las Vegas Sands Corp.	21,956	1,142,810

Penn National Gaming, Inc.*	40,190	756,777

Total Hotels, Restaurants & Leisure		7,666,217

Household Products – 2.8%

Clorox Co. (The)	11,576	1,784,325

Colgate-Palmolive Co.	24,056	1,431,813

Kimberly-Clark Corp.	10,058	1,146,008

Total Household Products		4,362,146

Independent Power & Renewable Electricity Producers – 0.4%

Clearway Energy, Inc. Class C	32,416	559,176

Insurance – 8.5%

Aflac, Inc.	69,502	3,166,511

Allstate Corp. (The)	35,949	2,970,466

Lincoln National Corp.	10,321	529,571

Principal Financial Group, Inc.	22,048	973,860

Prudential Financial, Inc.	9,971	813,135

Reinsurance Group of America, Inc.	18,993	2,663,388

Torchmark Corp.	29,256	2,180,450

Total Insurance		13,297,381

Interactive Media & Services – 1.8%

Facebook, Inc. Class A*	12,487	1,636,921

Match Group, Inc.	27,732	1,186,097

Total Interactive Media & Services		2,823,018

Internet & Direct Marketing Retail – 1.5%

GrubHub, Inc.*	30,785	2,364,596

See Notes to Financial Statements.

WisdomTree Trust	123

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2018

Investments	Shares	Value

IT Services – 5.6%

DXC Technology Co.	17,399	$925,105

Jack Henry & Associates, Inc.	13,479	1,705,363

Paychex, Inc.	20,053	1,306,453

Sabre Corp.	69,064	1,494,545

Total System Services, Inc.	14,961	1,216,179

Visa, Inc. Class A	14,986	1,977,253

Total IT Services		8,624,898

Life Sciences Tools & Services – 1.7%

Bio-Rad Laboratories, Inc. Class A*	4,996	1,160,171

IQVIA Holdings, Inc.*	12,130	1,409,142

Total Life Sciences Tools & Services		2,569,313

Machinery – 1.5%

Fortive Corp.	18,317	1,239,328

Illinois Tool Works, Inc.	8,893	1,126,654

Total Machinery		2,365,982

Media – 3.8%

Comcast Corp. Class A	44,277	1,507,632

Omnicom Group, Inc.	30,585	2,240,045

Sinclair Broadcast Group, Inc. Class A	41,339	1,088,869

TEGNA, Inc.	101,456	1,102,827

Total Media		5,939,373

Metals & Mining – 1.0%

Freeport-McMoRan, Inc.	145,968	1,504,930

Multiline Retail – 3.3%

Macy’s, Inc.	130,835	3,896,266

Nordstrom, Inc.	27,018	1,259,309

Total Multiline Retail		5,155,575

Oil, Gas & Consumable Fuels – 3.0%

CVR Energy, Inc.	17,235	594,263

Marathon Petroleum Corp.	14,226	839,476

PBF Energy, Inc. Class A	19,554	638,829

Peabody Energy Corp.	32,599	993,618

Southwestern Energy Co.*	482,598	1,645,659

Total Oil, Gas & Consumable Fuels		4,711,845

Personal Products – 1.2%

Medifast, Inc.	15,370	1,921,557

Real Estate Management & Development – 0.6%

Realogy Holdings Corp.(a)	59,048	866,825

Semiconductors & Semiconductor Equipment – 5.7%

Advanced Micro Devices, Inc.*	41,695	769,690

Analog Devices, Inc.	18,841	1,617,123

Applied Materials, Inc.	40,330	1,320,404

Brooks Automation, Inc.	39,711	1,039,634

Lam Research Corp.	9,433	1,284,492

Micron Technology, Inc.*	32,740	1,038,840

NVIDIA Corp.	4,731	631,588

ON Semiconductor Corp.*	72,574	1,198,197

Total Semiconductors & Semiconductor Equipment		8,899,968

Software – 6.5%

Adobe, Inc.*	7,651	1,730,963

Alarm.com Holdings, Inc.*	31,607	1,639,455

CDK Global, Inc.	34,215	1,638,214

VMware, Inc. Class A	36,985	5,071,753

Total Software		10,080,385

Specialty Retail – 0.6%

Penske Automotive Group, Inc.	24,436	985,260

Technology Hardware, Storage & Peripherals – 1.4%

Apple, Inc.	6,903	1,088,879

HP, Inc.	54,306	1,111,101

Total Technology Hardware, Storage & Peripherals		2,199,980

Tobacco – 1.0%

Altria Group, Inc.	19,099	943,300

Philip Morris International, Inc.	10,012	668,401

Total Tobacco		1,611,701

Trading Companies & Distributors – 4.3%

Fastenal Co.	20,841	1,089,776

GATX Corp.	12,414	879,035

MSC Industrial Direct Co., Inc. Class A	33,142	2,549,283

Watsco, Inc.	15,881	2,209,682

Total Trading Companies & Distributors		6,727,776
TOTAL COMMON STOCKS (Cost: $173,548,249)		155,562,918

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%

United States – 3.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b)

(Cost: $5,334,448)(c)	5,334,448	5,334,448

TOTAL INVESTMENTS IN SECURITIES – 103.3% (Cost: $178,882,697)		160,897,366

Other Assets less Liabilities – (3.3)%		(5,143,681)

NET ASSETS – 100.0%		$155,753,685
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.

(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,508,560 and the total market value of the collateral held by the Fund was $7,758,176. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,423,728.

See Notes to Financial Statements.

124	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2018

Investments	Shares	Value

COMMON STOCKS – 89.5%

Argentina – 0.0%

Internet & Direct Marketing Retail – 0.0%

MercadoLibre, Inc.	6	$1,757

China – 0.1%

Hotels, Restaurants & Leisure – 0.1%

Yum China Holdings, Inc.	70	2,347

Israel – 0.1%

Software – 0.1%

Check Point Software Technologies Ltd.*	30	3,080

Netherlands – 0.1%

Semiconductors & Semiconductor Equipment – 0.1%

NXP Semiconductors N.V.	64	4,690

Russia – 0.1%

Interactive Media & Services – 0.1%

Yandex N.V. Class A*	84	2,297

United Kingdom – 0.2%

Beverages – 0.0%

Coca-Cola European Partners PLC*	45	2,063

Chemicals – 0.2%

Linde PLC	52	8,114

Energy Equipment & Services – 0.0%

TechnipFMC PLC	86	1,684
Total United Kingdom		11,861

United States – 88.9%

Aerospace & Defense – 2.2%

Arconic, Inc.	84	1,416

Boeing Co. (The)	116	37,410

General Dynamics Corp.	44	6,917

Harris Corp.	18	2,424

Huntington Ingalls Industries, Inc.	7	1,332

L3 Technologies, Inc.	14	2,431

Lockheed Martin Corp.	50	13,092

Northrop Grumman Corp.	32	7,837

Raytheon Co.	52	7,974

Textron, Inc.	46	2,116

TransDigm Group, Inc.*	8	2,721

United Technologies Corp.	159	16,930

Total Aerospace & Defense		102,600

Air Freight & Logistics – 0.6%

C.H. Robinson Worldwide, Inc.	32	2,691

Expeditors International of Washington, Inc.	30	2,043

FedEx Corp.	44	7,098

United Parcel Service, Inc. Class B	134	13,069

XPO Logistics, Inc.*	20	1,141

Total Air Freight & Logistics		26,042

Airlines – 0.4%

American Airlines Group, Inc.	80	2,569

Delta Air Lines, Inc.	138	6,886

Southwest Airlines Co.	94	4,369

United Continental Holdings, Inc.*	48	4,019

Total Airlines		17,843

Auto Components – 0.1%

Aptiv PLC	50	3,079

Lear Corp.	12	1,474

Total Auto Components		4,553

Automobiles – 0.4%

Ford Motor Co.	746	5,707

General Motors Co.	242	8,095

Tesla, Inc.*	20	6,656

Total Automobiles		20,458

Banks – 5.2%

Bank of America Corp.	1,988	48,984

BB&T Corp.	150	6,498

Citigroup, Inc.	500	26,030

Citizens Financial Group, Inc.	108	3,211

Comerica, Inc.	40	2,748

Fifth Third Bancorp	156	3,671

Huntington Bancshares, Inc.	258	3,075

JPMorgan Chase & Co.	662	64,624

KeyCorp	264	3,902

M&T Bank Corp.	26	3,721

PNC Financial Services Group, Inc. (The)	90	10,522

Regions Financial Corp.	236	3,158

SunTrust Banks, Inc.	84	4,237

SVB Financial Group*	10	1,899

U.S. Bancorp	320	14,624

Wells Fargo & Co.	815	37,555

Zions Bancorp NA	32	1,304

Total Banks		239,763

Beverages – 1.8%

Brown-Forman Corp. Class B	57	2,712

Coca-Cola Co. (The)	788	37,312

Constellation Brands, Inc. Class A	32	5,146

Molson Coors Brewing Co. Class B	30	1,685

Monster Beverage Corp.*	82	4,036

PepsiCo, Inc.	274	30,271

Total Beverages		81,162

Biotechnology – 2.3%

AbbVie, Inc.	268	24,707

Alexion Pharmaceuticals, Inc.*	32	3,115

Amgen, Inc.	118	22,971

Biogen, Inc.*	36	10,833

BioMarin Pharmaceutical, Inc.*	24	2,044

Celgene Corp.*	134	8,588

Exact Sciences Corp.*	21	1,325

Gilead Sciences, Inc.	252	15,763

Incyte Corp.*	40	2,544

Regeneron Pharmaceuticals, Inc.*	14	5,229

Vertex Pharmaceuticals, Inc.*	36	5,965

Total Biotechnology		103,084

See Notes to Financial Statements.

WisdomTree Trust	125

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2018

Investments	Shares	Value

Building Products – 0.2%

Johnson Controls International PLC	212	$6,286

Masco Corp.	72	2,105

Total Building Products		8,391

Capital Markets – 2.5%

Ameriprise Financial, Inc.	30	3,131

Bank of New York Mellon Corp. (The)	192	9,037

BlackRock, Inc.	24	9,428

CBOE Global Markets, Inc.	18	1,761

Charles Schwab Corp. (The)	230	9,552

CME Group, Inc.	61	11,475

E*TRADE Financial Corp.	46	2,018

Franklin Resources, Inc.	70	2,076

Goldman Sachs Group, Inc. (The)	76	12,696

Intercontinental Exchange, Inc.	104	7,834

Moody’s Corp.	38	5,322

Morgan Stanley	226	8,961

MSCI, Inc.	22	3,243

Northern Trust Corp.	44	3,678

Raymond James Financial, Inc.	28	2,084

S&P Global, Inc.	50	8,497

State Street Corp.	66	4,163

T. Rowe Price Group, Inc.	44	4,062

TD Ameritrade Holding Corp.	96	4,700

Total Capital Markets		113,718

Chemicals – 1.5%

Air Products & Chemicals, Inc.	42	6,722

Albemarle Corp.	26	2,004

Celanese Corp.	34	3,059

CF Industries Holdings, Inc.	36	1,566

DowDuPont, Inc.	416	22,248

Ecolab, Inc.	53	7,810

FMC Corp.	32	2,367

International Flavors & Fragrances, Inc.	16	2,148

LyondellBasell Industries N.V. Class A	64	5,322

Mosaic Co. (The)	72	2,103

PPG Industries, Inc.	48	4,907

Sherwin-Williams Co. (The)	16	6,295

Total Chemicals		66,551

Commercial Services & Supplies – 0.4%

Cintas Corp.	19	3,192

Copart, Inc.*	96	4,587

Republic Services, Inc.	49	3,532

Waste Management, Inc.	78	6,941

Total Commercial Services & Supplies		18,252

Communications Equipment – 1.0%

Arista Networks, Inc.*	8	1,686

Cisco Systems, Inc.	938	40,643

Juniper Networks, Inc.	60	1,615

Motorola Solutions, Inc.	28	3,221

Total Communications Equipment		47,165

Construction & Engineering – 0.0%

Jacobs Engineering Group, Inc.	20	1,169

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	14	2,406

Vulcan Materials Co.	22	2,174

Total Construction Materials		4,580

Consumer Finance – 0.7%

American Express Co.	166	15,823

Capital One Financial Corp.	86	6,501

Discover Financial Services	78	4,600

Synchrony Financial	148	3,472

Total Consumer Finance		30,396

Containers & Packaging – 0.2%

Ball Corp.	86	3,954

International Paper Co.	118	4,763

Total Containers & Packaging		8,717

Diversified Financial Services – 1.6%

Berkshire Hathaway, Inc. Class B*	360	73,505

Diversified Telecommunication Services – 2.0%

AT&T, Inc.	1,426	40,698

CenturyLink, Inc.	198	3,000

Verizon Communications, Inc.	810	45,538

Total Diversified Telecommunication Services		89,236

Electric Utilities – 1.8%

American Electric Power Co., Inc.	88	6,577

Duke Energy Corp.	134	11,564

Edison International	58	3,293

Entergy Corp.	106	9,124

Evergy, Inc.	48	2,725

Eversource Energy	54	3,512

Exelon Corp.	180	8,118

FirstEnergy Corp.	98	3,680

NextEra Energy, Inc.	84	14,601

PG&E Corp.*	88	2,090

PPL Corp.	158	4,476

Southern Co. (The)	176	7,730

Xcel Energy, Inc.	86	4,237

Total Electric Utilities		81,727

Electrical Equipment – 0.4%

AMETEK, Inc.	44	2,979

Eaton Corp. PLC	80	5,493

Emerson Electric Co.	122	7,289

Rockwell Automation, Inc.	24	3,612

Total Electrical Equipment		19,373

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp. Class A	45	3,646

Corning, Inc.	162	4,894

TE Connectivity Ltd.	68	5,143

Trimble, Inc.*	46	1,514

Total Electronic Equipment, Instruments & Components		15,197

See Notes to Financial Statements.

126	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2018

Investments	Shares	Value

Energy Equipment & Services – 0.4%

Baker Hughes Co.	61	$1,312

Halliburton Co.	170	4,519

National Oilwell Varco, Inc.	66	1,696

Schlumberger Ltd.	266	9,597

Total Energy Equipment & Services		17,124

Entertainment – 1.8%

Activision Blizzard, Inc.	144	6,706

Electronic Arts, Inc.*	54	4,261

Netflix, Inc.*	74	19,807

Take-Two Interactive Software, Inc.*	20	2,059

Twenty-First Century Fox, Inc. Class A	232	11,164

Twenty-First Century Fox, Inc. Class B	92	4,396

Walt Disney Co. (The)	288	31,579

Total Entertainment		79,972

Equity Real Estate Investment Trusts (REITs) – 2.4%

American Tower Corp.	88	13,921

AvalonBay Communities, Inc.	28	4,873

Crown Castle International Corp.	74	8,039

Digital Realty Trust, Inc.	38	4,049

Equinix, Inc.	15	5,288

Equity Residential	70	4,621

Extra Space Storage, Inc.	42	3,800

Host Hotels & Resorts, Inc.	204	3,401

Prologis, Inc.	134	7,869

Public Storage	30	6,072

Realty Income Corp.	126	7,943

Regency Centers Corp.	48	2,817

SBA Communications Corp.*	32	5,180

Simon Property Group, Inc.	64	10,751

UDR, Inc.	62	2,456

Ventas, Inc.	76	4,453

Vornado Realty Trust	44	2,729

Welltower, Inc.	78	5,414

Weyerhaeuser Co.	172	3,760

Total Equity Real Estate Investment Trusts (REITs)		107,436

Food & Staples Retailing – 1.5%

Costco Wholesale Corp.	84	17,112

Kroger Co. (The)	166	4,565

Sysco Corp.	100	6,266

Walgreens Boots Alliance, Inc.	164	11,206

Walmart, Inc.	304	28,317

Total Food & Staples Retailing		67,466

Food Products – 0.9%

Archer-Daniels-Midland Co.	106	4,343

Conagra Brands, Inc.	89	1,901

General Mills, Inc.	114	4,439

Hershey Co. (The)	30	3,215

Hormel Foods Corp.	55	2,347

J.M. Smucker Co. (The)	20	1,870

Kellogg Co.	48	2,737

Kraft Heinz Co. (The)	124	5,337

McCormick & Co., Inc. Non-Voting Shares	20	2,785

Mondelez International, Inc. Class A	284	11,369

Tyson Foods, Inc. Class A	48	2,563

Total Food Products		42,906

Health Care Equipment & Supplies – 2.8%

Abbott Laboratories	356	25,749

ABIOMED, Inc.*	8	2,600

Align Technology, Inc.*	14	2,932

Baxter International, Inc.	118	7,767

Becton, Dickinson and Co.	44	9,914

Boston Scientific Corp.*	256	9,047

Cooper Cos., Inc. (The)	8	2,036

Danaher Corp.	110	11,343

DexCom, Inc.*	10	1,198

Edwards Lifesciences Corp.*	39	5,974

IDEXX Laboratories, Inc.*	14	2,604

Intuitive Surgical, Inc.*	18	8,621

Medtronic PLC	298	27,106

Stryker Corp.	57	8,935

Zimmer Biomet Holdings, Inc.	40	4,149

Total Health Care Equipment & Supplies		129,975

Health Care Providers & Services – 2.7%

AmerisourceBergen Corp.	30	2,232

Anthem, Inc.	46	12,081

Cardinal Health, Inc.	68	3,033

Centene Corp.*	38	4,381

Cigna Corp.*	71	13,441

CVS Health Corp.	246	16,118

HCA Healthcare, Inc.	54	6,720

Henry Schein, Inc.*	31	2,434

Humana, Inc.	23	6,589

Laboratory Corp. of America Holdings*	18	2,275

McKesson Corp.	40	4,419

Quest Diagnostics, Inc.	27	2,248

UnitedHealth Group, Inc.	176	43,845

Universal Health Services, Inc. Class B	17	1,982

WellCare Health Plans, Inc.*	7	1,653

Total Health Care Providers & Services		123,451

Health Care Technology – 0.1%

Cerner Corp.*	82	4,300

Veeva Systems, Inc. Class A*	23	2,054

Total Health Care Technology		6,354

Hotels, Restaurants & Leisure – 1.9%

Carnival Corp.	102	5,029

Chipotle Mexican Grill, Inc.*	6	2,591

Darden Restaurants, Inc.	20	1,997

Domino’s Pizza, Inc.	8	1,984

Hilton Worldwide Holdings, Inc.	86	6,175

Las Vegas Sands Corp.	54	2,811

Marriott International, Inc. Class A	74	8,033

McDonald’s Corp.	144	25,570

MGM Resorts International	100	2,426

See Notes to Financial Statements.

WisdomTree Trust	127

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2018

Investments	Shares	Value

Norwegian Cruise Line Holdings Ltd.*	36	$1,526

Royal Caribbean Cruises Ltd.	32	3,129

Starbucks Corp.	278	17,903

Wynn Resorts Ltd.	10	989

Yum! Brands, Inc.	74	6,802

Total Hotels, Restaurants & Leisure		86,965

Household Durables – 0.1%

D.R. Horton, Inc.	66	2,288

Lennar Corp. Class A	56	2,192

Mohawk Industries, Inc.*	12	1,403

Total Household Durables		5,883

Household Products – 1.5%

Church & Dwight Co., Inc.	48	3,156

Clorox Co. (The)	25	3,854

Colgate-Palmolive Co.	164	9,761

Kimberly-Clark Corp.	67	7,634

Procter & Gamble Co. (The)	492	45,225

Total Household Products		69,630

Independent Power & Renewable Electricity Producers – 0.2%

NRG Energy, Inc.	90	3,564

Vistra Energy Corp.*	146	3,342

Total Independent Power & Renewable Electricity Producers		6,906

Industrial Conglomerates – 1.3%

3M Co.	114	21,722

General Electric Co.	1,660	12,566

Honeywell International, Inc.	144	19,025

Roper Technologies, Inc.	18	4,797

Total Industrial Conglomerates		58,110

Insurance – 2.1%

Aflac, Inc.	186	8,474

Allstate Corp. (The)	74	6,115

American International Group, Inc.	160	6,306

Aon PLC	48	6,977

Arch Capital Group Ltd.*	75	2,004

Arthur J. Gallagher & Co.	32	2,358

Chubb Ltd.	87	11,239

Cincinnati Financial Corp.	28	2,168

Hartford Financial Services Group, Inc. (The)	72	3,200

Lincoln National Corp.	52	2,668

Markel Corp.*	4	4,152

Marsh & McLennan Cos., Inc.	90	7,178

MetLife, Inc.	190	7,801

Principal Financial Group, Inc.	40	1,767

Progressive Corp. (The)	118	7,119

Prudential Financial, Inc.	82	6,687

Travelers Cos., Inc. (The)	52	6,227

Willis Towers Watson PLC	23	3,493

Total Insurance		95,933

Interactive Media & Services – 4.1%

Alphabet, Inc. Class A*	56	58,518

Alphabet, Inc. Class C*	61	63,172

Facebook, Inc. Class A*	448	58,728

IAC/InterActiveCorp*	14	2,563

Twitter, Inc.*	158	4,541

Total Interactive Media & Services		187,522

Internet & Direct Marketing Retail – 3.1%

Amazon.com, Inc.*	80	120,158

Booking Holdings, Inc.*	8	13,779

eBay, Inc.*	182	5,109

Expedia Group, Inc.	22	2,478

GrubHub, Inc.*	8	615

Qurate Retail, Inc.*	87	1,698

Total Internet & Direct Marketing Retail		143,837

IT Services – 4.5%

Accenture PLC Class A	127	17,908

Akamai Technologies, Inc.*	30	1,832

Alliance Data Systems Corp.	10	1,501

Automatic Data Processing, Inc.	84	11,014

Broadridge Financial Solutions, Inc.	20	1,925

Cognizant Technology Solutions Corp. Class A	120	7,618

DXC Technology Co.	54	2,871

Fidelity National Information Services, Inc.	58	5,948

First Data Corp. Class A*	114	1,928

Fiserv, Inc.*	80	5,879

FleetCor Technologies, Inc.*	16	2,972

Gartner, Inc.*	15	1,918

Global Payments, Inc.	24	2,475

GoDaddy, Inc. Class A*	34	2,231

International Business Machines Corp.	176	20,006

MasterCard, Inc. Class A	180	33,957

Paychex, Inc.	74	4,821

PayPal Holdings, Inc.*	216	18,163

Square, Inc. Class A*	56	3,141

Total System Services, Inc.	44	3,577

VeriSign, Inc.*	20	2,966

Visa, Inc. Class A	352	46,443

Worldpay, Inc. Class A*	50	3,821

Total IT Services		204,915

Leisure Products – 0.0%

Hasbro, Inc.	22	1,788

Life Sciences Tools & Services – 0.8%

Agilent Technologies, Inc.	84	5,667

Illumina, Inc.*	21	6,298

IQVIA Holdings, Inc.*	32	3,717

Mettler-Toledo International, Inc.*	5	2,828

Thermo Fisher Scientific, Inc.	78	17,456

Waters Corp.*	14	2,641

Total Life Sciences Tools & Services		38,607

Machinery – 1.3%

Caterpillar, Inc.	114	14,486

Cummins, Inc.	32	4,276

Deere & Co.	56	8,354

Dover Corp.	28	1,987

See Notes to Financial Statements.

128	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2018

Investments	Shares	Value

Fortive Corp.	48	$3,248

Illinois Tool Works, Inc.	60	7,601

Ingersoll-Rand PLC	48	4,379

PACCAR, Inc.	72	4,114

Parker-Hannifin Corp.	26	3,878

Snap-on, Inc.	12	1,743

Stanley Black & Decker, Inc.	28	3,353

Xylem, Inc.	35	2,335

Total Machinery		59,754

Media – 1.1%

CBS Corp. Class B Non-Voting Shares	58	2,536

Charter Communications, Inc. Class A*	34	9,689

Comcast Corp. Class A	906	30,849

Discovery, Inc. Class C*	67	1,546

Liberty Broadband Corp. Class C*	31	2,233

Liberty Global PLC Class C*	106	2,188

Omnicom Group, Inc.	42	3,076

Total Media		52,117

Metals & Mining – 0.2%

Freeport-McMoRan, Inc.	278	2,866

Newmont Mining Corp.	106	3,673

Nucor Corp.	58	3,005

Total Metals & Mining		9,544

Multi-Utilities – 0.9%

Ameren Corp.	34	2,218

CMS Energy Corp.	96	4,766

Consolidated Edison, Inc.	80	6,117

Dominion Energy, Inc.	124	8,861

DTE Energy Co.	28	3,088

Public Service Enterprise Group, Inc.	90	4,685

Sempra Energy	42	4,544

WEC Energy Group, Inc.	96	6,649

Total Multi-Utilities		40,928

Multiline Retail – 0.5%

Dollar General Corp.	42	4,539

Dollar Tree, Inc.*	52	4,697

Kohl’s Corp.	44	2,919

Macy’s, Inc.	86	2,561

Target Corp.	98	6,477

Total Multiline Retail		21,193

Oil, Gas & Consumable Fuels – 4.3%

Anadarko Petroleum Corp.	110	4,822

Apache Corp.	70	1,837

Cheniere Energy, Inc.*	62	3,670

Chevron Corp.	372	40,470

Cimarex Energy Co.	18	1,110

Concho Resources, Inc.*	30	3,084

ConocoPhillips	222	13,842

Devon Energy Corp.	108	2,434

Diamondback Energy, Inc.	18	1,669

EOG Resources, Inc.	102	8,895

EQT Corp.	58	1,096

Exxon Mobil Corp.	822	56,052

Hess Corp.	46	1,863

HollyFrontier Corp.	24	1,227

Kinder Morgan, Inc.	372	5,721

Marathon Oil Corp.	138	1,979

Marathon Petroleum Corp.	128	7,553

Noble Energy, Inc.	96	1,801

Occidental Petroleum Corp.	138	8,470

ONEOK, Inc.	100	5,395

Phillips 66	86	7,409

Pioneer Natural Resources Co.	30	3,946

Targa Resources Corp.	54	1,945

Valero Energy Corp.	76	5,698

Williams Cos., Inc. (The)	237	5,226

Total Oil, Gas & Consumable Fuels		197,214

Personal Products – 0.1%

Estee Lauder Cos., Inc. (The) Class A	40	5,204

Pharmaceuticals – 4.7%

Allergan PLC	64	8,554

Bristol-Myers Squibb Co.	324	16,841

Eli Lilly & Co.	186	21,524

Johnson & Johnson	516	66,590

Merck & Co., Inc.	526	40,192

Mylan N.V.*	88	2,411

Perrigo Co. PLC	24	930

Pfizer, Inc.	1,158	50,547

Zoetis, Inc.	96	8,212

Total Pharmaceuticals		215,801

Professional Services – 0.3%

CoStar Group, Inc.*	6	2,024

Equifax, Inc.	18	1,676

IHS Markit Ltd.*	64	3,070

TransUnion	22	1,250

Verisk Analytics, Inc.*	33	3,598

Total Professional Services		11,618

Real Estate Management & Development – 0.1%

CBRE Group, Inc. Class A*	64	2,563

Road & Rail – 1.0%

CSX Corp.	178	11,059

JB Hunt Transport Services, Inc.	16	1,489

Kansas City Southern	18	1,718

Norfolk Southern Corp.	58	8,673

Old Dominion Freight Line, Inc.	12	1,482

Union Pacific Corp.	148	20,458

Total Road & Rail		44,879

Semiconductors & Semiconductor Equipment – 3.4%

Advanced Micro Devices, Inc.*	208	3,840

Analog Devices, Inc.	86	7,381

Applied Materials, Inc.	171	5,599

Broadcom, Inc.	66	16,782

Intel Corp.	910	42,706

KLA-Tencor Corp.	24	2,148

See Notes to Financial Statements.

WisdomTree Trust	129

Schedule of Investments (unaudited) (concluded)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

December 31, 2018

Investments	Shares	Value

Lam Research Corp.	23	$3,132

Marvell Technology Group Ltd.	110	1,781

Maxim Integrated Products, Inc.	68	3,458

Microchip Technology, Inc.	50	3,596

Micron Technology, Inc.*	230	7,298

NVIDIA Corp.	114	15,219

QUALCOMM, Inc.	294	16,731

Skyworks Solutions, Inc.	28	1,877

Texas Instruments, Inc.	200	18,900

Xilinx, Inc.	43	3,662

Total Semiconductors & Semiconductor Equipment		154,110

Software – 5.7%

Adobe, Inc.*	88	19,909

ANSYS, Inc.*	16	2,287

Autodesk, Inc.*	42	5,402

Cadence Design Systems, Inc.*	53	2,305

Citrix Systems, Inc.	34	3,484

Fortinet, Inc.*	23	1,620

Intuit, Inc.	42	8,268

Microsoft Corp.	1,490	151,339

Oracle Corp.	586	26,458

Palo Alto Networks, Inc.*	18	3,390

Red Hat, Inc.*	24	4,215

salesforce.com, Inc.*	128	17,532

ServiceNow, Inc.*	28	4,985

Splunk, Inc.*	28	2,936

Symantec Corp.	84	1,587

Synopsys, Inc.*	30	2,527

Workday, Inc. Class A*	20	3,194

Total Software		261,438

Specialty Retail – 2.0%

Advance Auto Parts, Inc.	14	2,205

AutoZone, Inc.*	4	3,353

Best Buy Co., Inc.	46	2,436

CarMax, Inc.*	28	1,756

Home Depot, Inc. (The)	214	36,770

Lowe’s Cos., Inc.	164	15,147

O’Reilly Automotive, Inc.*	15	5,165

Ross Stores, Inc.	66	5,491

Tiffany & Co.	24	1,932

TJX Cos., Inc. (The)	256	11,454

Tractor Supply Co.	26	2,169

Ulta Salon Cosmetics & Fragrance, Inc.*	12	2,938

Total Specialty Retail		90,816

Technology Hardware, Storage & Peripherals – 3.6%

Apple, Inc.	940	148,275

Dell Technologies, Inc. Class C*	25	1,203

Hewlett Packard Enterprise Co.	258	3,408

HP, Inc.	310	6,343

NetApp, Inc.	44	2,625

Seagate Technology PLC	74	2,856

Western Digital Corp.	45	1,664

Total Technology Hardware, Storage & Peripherals		166,374

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.6%

lululemon athletica, Inc.*	22	$2,675

Michael Kors Holdings Ltd.*	34	1,289

NIKE, Inc. Class B	246	18,239

PVH Corp.	12	1,115

Tapestry, Inc.	46	1,553

VF Corp.	64	4,566

Total Textiles, Apparel & Luxury Goods		29,437

Tobacco – 0.9%

Altria Group, Inc.	364	17,978

Philip Morris International, Inc.	312	20,829

Total Tobacco		38,807

Trading Companies & Distributors – 0.2%

Fastenal Co.	82	4,288

United Rentals, Inc.*	18	1,845

W.W. Grainger, Inc.	8	2,259

Total Trading Companies & Distributors		8,392

Wireless Telecommunication Services – 0.1%

T-Mobile U.S., Inc.*	66	4,198
Total United States		4,062,649
TOTAL COMMON STOCKS (Cost: $4,472,673)		4,088,681

	Principal Amount

U.S. GOVERNMENT OBLIGATIONS – 0.7%

U.S. Treasury Bill – 0.7%

U.S. Treasury Bill 2.40%, 3/7/19(a)(b)
(Cost: $31,864)	$32,000	31,865

TOTAL INVESTMENTS IN SECURITIES – 90.2% (Cost: $4,504,537)		4,120,546

Other Assets less Liabilities – 9.8%		449,901

NET ASSETS – 100.0%		$4,570,447
*	Non-income producing security.

(a)	Interest rate shown reflects the yield to maturity at the time of purchase.

(b)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $31,865 as of December 31, 2018.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS† (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	3	3/29/19	$636,937	$4,250
5 Year U.S. Treasury Note	4	3/29/19	458,750	7,485
10 Year U.S. Treasury Note	5	3/20/19	610,078	14,500
U.S. Treasury Long Bond	4	3/20/19	584,000	26,808
Ultra 10 Year U.S. Treasury Note	4	3/20/19	520,313	16,250
			$2,810,078	$69,293
†	As of December 31, 2018, cash collateral posted by the Fund with the broker for futures contracts was $1,157.

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Financial Statements.

130	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Balanced Income Fund (WBAL)

December 31, 2018

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 100.0%

Domestic Equity – 31.8%

WisdomTree U.S. High Dividend Fund(a)	7,306	$475,767

WisdomTree U.S. LargeCap Dividend Fund(a)	2,843	240,091

Total Domestic Equity		715,858

Emerging Markets Equity – 6.5%

WisdomTree Emerging Markets Dividend Fund(a)	5,186	147,703

Fixed Income – 41.2%

iShares 20+ Year Treasury Bond ETF	526	63,914

iShares MBS ETF	603	63,104

WisdomTree Emerging Markets Local Debt Fund(a)	2,531	84,788

WisdomTree Fundamental U.S. Corporate Bond Fund(a)	2,689	127,445

WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	5,445	122,676

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	9,640	464,841

Total Fixed Income		926,768

International Equity – 20.5%

WisdomTree Dynamic Currency Hedged International Equity Fund(a)	7,740	200,544

WisdomTree International High Dividend Fund(a)	7,012	260,215

Total International Equity		460,759

TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,449,780)		2,251,088

Other Assets less Liabilities – 0.0%		294

NET ASSETS – 100.0%		$2,251,382
(a)	Affiliated company (See Note 3).

See Notes to Financial Statements.

WisdomTree Trust	131

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

December 31, 2018

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
ASSETS:

Investments, at cost	$13,875,248	$238,452,866	$—	$26,723,743	$2,472,073

Investment in affiliates, at cost (Note 3)	—	—	16,370,598	—	—

Foreign currency, at cost	16,998	175,014	1,834	63,688	482
Investments in securities, at value[1,2] (Note 2)	11,605,096	218,627,047	—	23,944,295	2,532,097

Investment in affiliates, at value (Note 3)	—	—	13,305,026	—	—

Cash	2,763	13,647	7,796	12,456	484

Foreign currency, at value	17,043	175,252	1,826	64,125	486

Unrealized appreciation on foreign currency contracts	5,406	659,045	110,998	110,507	100

Receivables:

Investment securities sold	—	700	67,222	—	35,648

Dividends	12,940	330,925	—	27,270	5,623

Securities lending income	685	8,324	—	1,954	74

Foreign tax reclaims	19,798	724,199	—	4,645	55
Total Assets	11,663,731	220,539,139	13,492,868	24,165,252	2,574,567
LIABILITIES:

Unrealized depreciation on foreign currency contracts	67,759	1,721,636	184,508	236,970	71,182

Payables:

Cash collateral received for securities loaned (Note 2)	55,574	2,285,094	—	676,507	36,635

Investment securities purchased	3,152	15,602	—	—	—

Advisory fees (Note 3)	5,173	61,932	1,519	7,901	944

Service fees (Note 2)	53	779	68	81	10
Total Liabilities	131,711	4,085,043	186,095	921,459	108,771
NET ASSETS	$11,532,020	$216,454,096	$13,306,773	$23,243,793	$2,465,796
NET ASSETS:

Paid-in capital	$14,437,378	$237,411,178	$17,202,927	$26,309,333	$2,612,627

Total distributable earnings (loss)	(2,905,358)	(20,957,082)	(3,896,154)	(3,065,540)	(146,831)
NET ASSETS	$11,532,020	$216,454,096	$13,306,773	$23,243,793	$2,465,796
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	450,000	8,300,000	650,000	850,000	100,000
Net asset value per share	$25.63	$26.08	$20.47	$27.35	$24.66
[1] Includes market value of securities out on loan of:	$70,250	$3,964,990	—	$1,035,057	$83,341
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

132	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2018

	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Domestic Economy Fund	WisdomTree Global ex-Mexico Equity Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund
ASSETS:

Investments, at cost	$35,778,605	$6,472,365	$27,232,235	$—	$15,349,206

Investment in affiliates, at cost (Note 3)	—	—	—	8,385,755	—

Foreign currency, at cost	29,125	3,257	9,279	544	8,714
Investments in securities, at value[1,2] (Note 2)	34,504,883	4,427,349	23,475,452	—	14,252,966

Investment in affiliates, at value (Note 3)	—	—	—	7,904,407	—

Cash	1,629	213	252	7,048	3,452

Foreign currency, at value	29,156	3,256	9,322	547	8,710

Unrealized appreciation on foreign currency contracts	—	4	—	26,276	—

Receivables:

Investment securities sold	—	—	—	13,640	—

Dividends	31,313	3,818	25,485	—	91,134

Securities lending income	296	251	67	—	1,439

Foreign tax reclaims	—	21,203	51,984	—	3,394
Total Assets	34,567,277	4,456,094	23,562,562	7,951,918	14,361,095
LIABILITIES:

Unrealized depreciation on foreign currency contracts	3	—	3	46,753	—

Payables:

Cash collateral received for securities loaned (Note 2)	217,167	39,474	5,565	—	583,871

Investment securities purchased	33	1,204	969	—	60,243

Advisory fees (Note 3)	9,441	1,837	4,159	—	5,202

Service fees (Note 2)	130	18	92	31	53

Foreign capital gains tax	336	—	7,445	—	—
Total Liabilities	227,110	42,533	18,233	46,784	649,369
NET ASSETS	$34,340,167	$4,413,561	$23,544,329	$7,905,134	$13,711,726
NET ASSETS:

Paid-in capital	$36,966,761	$8,147,668	$29,313,804	$5,990,786	$15,305,733

Total distributable earnings (loss)	(2,626,594)	(3,734,107)	(5,769,475)	1,914,348	(1,594,007)
NET ASSETS	$34,340,167	$4,413,561	$23,544,329	$7,905,134	$13,711,726
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,200,000	200,000	900,000	350,000	500,000
Net asset value per share	$28.62	$22.07	$26.16	$22.59	$27.42
[1] Includes market value of securities out on loan of:	$248,246	$85,780	$14,355	—	$759,126
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	133

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2018

	WisdomTree ICBCCS S&P China 500 Fund		WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
ASSETS:

Investments, at cost	$17,056,777		$4,872,270	$10,274,883	$4,901,043	$14,820,517

Foreign currency, at cost	55,403		—	—	—	—
Investments in securities, at value[1,2] (Note 2)	12,722,842		4,658,222	9,775,845	4,831,891	14,298,321

Cash	69,134		31,927	17,581	10,759	69,381

Foreign currency, at value	55,443	[3]	—	—	—	—

Receivables:

Investment securities sold	18,898		—	—	22,487	15,150

Dividends	995		—	—	—	—

Securities lending income	386		1	337	—	207

Interest	—		54,130	152,876	46,338	238,590
Total Assets	12,867,698		4,744,280	9,946,639	4,911,475	14,621,649
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	4,845		—	437,295	—	129,150

Advisory fees (Note 3)	6,184		724	3,118	748	4,738

Service fees (Note 2)	50		18	36	18	55
Total Liabilities	11,079		742	440,449	766	133,943
NET ASSETS	$12,856,619		$4,743,538	$9,506,190	$4,910,709	$14,487,706
NET ASSETS:

Paid-in capital	$17,603,633		$4,998,603	$9,993,832	$5,000,691	$14,997,145

Total distributable earnings (loss)	(4,747,014)		(255,065)	(487,642)	(89,982)	(509,439)
NET ASSETS	$12,856,619		$4,743,538	$9,506,190	$4,910,709	$14,487,706
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	550,004		100,000	200,000	100,000	300,000
Net asset value per share	$23.38		$47.44	$47.53	$49.11	$48.29
[1] Includes market value of securities out on loan of:	$150,484		—	$424,067	—	$124,200
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes $4,078 of foreign minimum reserve funds (Note 2).

See Notes to Financial Statements.

134	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

December 31, 2018

	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund	WisdomTree 90/60 U.S. Balanced Fund	WisdomTree Balanced Income Fund
ASSETS:

Investments, at cost	$16,395,695	$178,882,697	$4,504,537	$128,184

Investment in affiliates, at cost (Note 3)	—	—	—	2,321,596

Investments in securities, at value[1,2] (Note 2)	14,507,102	160,897,366	4,120,546	127,018

Investment in affiliates, at value (Note 3)	—	—	—	2,124,070

Cash	143,801	1,006,722	439,028	123

Unrealized appreciation on swap contracts	809,961	—	—	—

Receivables:

Investment securities sold	—	84,383	—	—

Dividends	26,943	299,490	4,558	—

Securities lending income	538	6,068	—	237

Net variation margin on futures contracts	—	—	7,125	—
Total Assets	15,488,345	162,294,029	4,571,257	2,251,448
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	473,588	5,334,448	—	—

Investment securities purchased	89,628	964,091	—	—

Advisory fees (Note 3)	6,145	66,093	791	58

Service fees (Note 2)	56	606	19	8

Income distribution	—	175,106	—	—
Total Liabilities	569,417	6,540,344	810	66
NET ASSETS	$14,918,928	$155,753,685	$4,570,447	$2,251,382
NET ASSETS:

Paid-in capital	$16,876,951	$177,619,779	$4,891,693	$2,457,145

Total distributable earnings (loss)	(1,958,023)	(21,866,094)	(321,246)	(205,763)
NET ASSETS	$14,918,928	$155,753,685	$4,570,447	$2,251,382
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	600,000	5,350,000	200,004	100,004
Net asset value per share	$24.86	$29.11	$22.85	$22.51
[1] Includes market value of securities out on loan of:	$656,173	$7,508,560	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	135

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended December 31, 2018

	WisdomTree Dynamic Currency Hedged Europe Equity Fund	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Dynamic Currency Hedged Japan Equity Fund
INVESTMENT INCOME:

Dividends[1]	$93,148	$2,962,772	$—	$275,229	$33,734

Dividends from affiliates (Note 3)	—	—	162,127	—	—

Non-cash dividends	21,949	126,026	—	—	—

Securities lending income (Note 2)	3,907	39,677	—	11,074	197
Total investment income	119,004	3,128,475	162,127	286,303	33,931
EXPENSES:

Advisory fees (Note 3)	38,284	467,631	61,186	46,807	6,684

Service fees (Note 2)	351	5,144	464	429	61
Total expenses	38,635	472,775	61,650	47,236	6,745
Expense waivers (Note 3)	(3,988)	(58,454)	(50,637)	(4,876)	(696)
Net expenses	34,647	414,321	11,013	42,360	6,049
Net investment income	84,357	2,714,154	151,114	243,943	27,882
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(216,403)	64,677	—	(356,204)	3,169

Investment transactions in affiliates (Note 3)	—	—	(197,079)	—	—

In-kind redemptions	(147,572)	5,638,740	—	—	—

In-kind redemptions in affiliates (Note 3)	—	—	(622,293)	—	—

Foreign currency contracts	480,849	7,452,040	731,823	596,738	99,118

Foreign currency related transactions	497	(31,658)	—	(1,717)	(481)
Net realized gain (loss)	117,371	13,123,799	(87,549)	238,817	101,806
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(1,969,357)	(33,194,398)	(2,926,649)	(2,979,650)	(349,835)

Foreign currency contracts	(81,852)	(2,859,085)	(237,144)	(288,847)	(101,246)

Translation of assets and liabilities denominated in foreign currencies	(350)	7,396	29	555	289
Net decrease in unrealized appreciation/depreciation	(2,051,559)	(36,046,087)	(3,163,764)	(3,267,942)	(450,792)
Net realized and unrealized loss on investments	(1,934,188)	(22,922,288)	(3,251,313)	(3,029,125)	(348,986)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,849,831)	$(20,208,134)	$(3,100,199)	$(2,785,182)	$(321,104)
[1] Net of foreign withholding tax of:	$17,741	$211,340	—	$20,641	$3,748

See Notes to Financial Statements.

136	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2018

	WisdomTree Emerging Markets Dividend Fund	WisdomTree Europe Domestic Economy Fund	WisdomTree Global ex-Mexico Equity Fund	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Global SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$756,955	$37,231	$1,569,894	$—	$429,495

Dividends from affiliates (Note 3)	—	—	—	238,478	—

Non-cash dividends	260	7,445	47,874	—	—

Securities lending income (Note 2)	1,270	1,769	4,497	1,382	7,651
Total investment income	758,485	46,445	1,622,265	239,860	437,146
EXPENSES:

Advisory fees (Note 3)	56,470	24,743	159,181	28,901	41,653

Service fees (Note 2)	777	188	3,501	294	426
Total expenses	57,247	24,931	162,682	29,195	42,079
Expense waivers (Note 3)	—	(4,266)	—	(28,901)	—
Net expenses	57,247	20,665	162,682	294	42,079
Net investment income	701,238	25,780	1,459,583	239,566	395,067
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(1,068,492)	(64,244)	(2,666,206)	—	(315,038)

Investment transactions in affiliates (Note 3)	—	—	—	(4,702)	—

In-kind redemptions	—	(775,861)	1,645,453	—	661,810

In-kind redemptions in affiliates (Note 3)	—	—	—	2,462,916	—

Foreign currency contracts	4,830	713	12,074	338,533	3,534

Foreign currency related transactions	(5,415)	(924)	(17,007)	—	(4,514)
Net realized gain (loss)	(1,069,077)	(840,316)	(1,025,686)	2,796,747	345,792
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[3]	(1,491,911)	(855,367)	(2,760,198)	(4,203,535)	(2,946,904)

Foreign currency contracts	(3)	4	(3)	(173,000)	—

Translation of assets and liabilities denominated in foreign currencies	620	(318)	1,974	21	235
Net decrease in unrealized appreciation/depreciation	(1,491,294)	(855,681)	(2,758,227)	(4,376,514)	(2,946,669)
Net realized and unrealized loss on investments	(2,560,371)	(1,695,997)	(3,783,913)	(1,579,767)	(2,600,877)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,859,133)	$(1,670,217)	$(2,324,330)	$(1,340,201)	$(2,205,810)
[1] Net of foreign withholding tax of:	$111,148	$7,704	$79,373	—	$18,252
[2] Net of foreign capital gains tax credit (taxes) of:	—	—	$14,619	—	—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$336	—	$(7,856)	—	—

See Notes to Financial Statements.

WisdomTree Trust	137

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2018

	WisdomTree ICBCCS S&P China 500 Fund	WisdomTree Fundamental U.S. Corporate Bond Fund	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund
INVESTMENT INCOME:

Dividends[1]	$138,721	$—	$—	$—	$—

Interest	86	68,912	209,096	64,175	268,845

Payment-in-kind interest	—	14,830	—	—	—

Securities lending income (Note 2)	1,736	—	1,545	31	2,556
Total investment income	140,543	83,742	210,641	64,206	271,401
EXPENSES:

Advisory fees (Note 3)	36,242	6,737	16,816	6,921	23,938

Service fees (Note 2)	290	106	153	109	219
Total expenses	36,532	6,843	16,969	7,030	24,157
Expense waivers (Note 3)	—	(2,406)	(3,503)	(2,472)	(4,987)
Net expenses	36,532	4,437	13,466	4,558	19,170
Net investment income	104,011	79,305	197,175	59,648	252,231
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(373,153)	(23,653)	16,594	(10,949)	7,989

In-kind redemptions	—	—	—	—	11,803

Foreign currency contracts	182	—	—	—	—

Foreign currency related transactions	(1,631)	—	—	—	—
Net realized gain (loss)	(374,602)	(23,653)	16,594	(10,949)	19,792
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(2,101,488)	(10,375)	(469,912)	19,414	(518,265)

Translation of assets and liabilities denominated in foreign currencies	1,042	—	—	—	—
Net increase (decrease) in unrealized appreciation/depreciation	(2,100,446)	(10,375)	(469,912)	19,414	(518,265)
Net realized and unrealized gain (loss) on investments	(2,475,048)	(34,028)	(453,318)	8,465	(498,473)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,371,037)	$45,277	$(256,143)	$68,113	$(246,242)
[1] Net of foreign withholding tax of:	$13,534	—	—	—	—

See Notes to Financial Statements.

138	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months or Period Ended December 31, 2018

	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund	WisdomTree 90/60 U.S. Balanced Fund[1]	WisdomTree Balanced Income Fund
INVESTMENT INCOME:

Dividends[2]	$208,840	$2,578,369	$24,564	$1,679

Dividends from affiliates (Note 3)	—	—	—	38,714

Interest	—	—	163	—

Securities lending income (Note 2)	3,823	46,545	—	620
Total investment income	212,663	2,624,914	24,727	41,013
EXPENSES:

Advisory fees (Note 3)	33,195	426,564	2,474	4,141

Service fees (Note 2)	276	3,541	54	46
Total expenses	33,471	430,105	2,528	4,187
Expense waivers (Note 3)	(3,132)	(40,242)	—	(3,831)
Net expenses	30,339	389,863	2,528	356
Net investment income	182,324	2,235,051	22,199	40,657
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(483,826)	(7,162,416)	(1,158)	(212)

Investment transactions in affiliates (Note 3)	—	—	—	(6,275)

In-kind redemptions	416,740	6,814,110	—	—

Capital gain distributions from affiliates (Note 3)	—	—	—	145

Swap contracts	488,826	—	—	—

Futures contracts	—	—	(5,466)	—
Net realized gain (loss)	421,740	(348,306)	(6,624)	(6,342)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(2,105,641)	(22,134,722)	(383,991)	(142,115)

Swap contracts	722,863	—	—	—

Futures contracts	—	—	69,293	—
Net decrease in unrealized appreciation/depreciation	(1,382,778)	(22,134,722)	(314,698)	(142,115)
Net realized and unrealized loss on investments	(961,038)	(22,483,028)	(321,322)	(148,457)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(778,714)	$(20,247,977)	$(299,123)	$(107,800)
[1] For the period August 2, 2018 (commencement of operations) through December 31, 2018.
[2] Net of foreign withholding tax of:	—	—	$4	—

See Notes to Financial Statements.

WisdomTree Trust	139

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged Europe Equity Fund		WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund

	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$84,357	$505,245	$2,714,154	$15,718,239	$151,114	$148,962

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	117,371	167,705	13,123,799	40,493,530	(87,549)	56,924

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,051,559)	(493,753)	(36,046,087)	(21,830,092)	(3,163,764)	(310,235)
Net increase (decrease) in net assets resulting from operations	(1,849,831)	179,197	(20,208,134)	34,381,677	(3,100,199)	(104,349)
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(509,966)	(557,375)	(2,865,658)	(10,842,896)	(892,725)	(140,290)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	16,863,086	37,184,002	73,485,154	4,871,728	17,650,029

Cost of shares redeemed	(2,508,781)	(1,547,705)	(59,784,701)	(285,859,829)	(7,308,395)	(124)
Net increase (decrease) in net assets resulting from capital share transactions	(2,508,781)	15,315,381	(22,600,699)	(212,374,675)	(2,436,667)	17,649,905
Net Increase (Decrease) in Net Assets	(4,868,578)	14,937,203	(45,674,491)	(188,835,894)	(6,429,591)	17,405,266
NET ASSETS:

Beginning of period	$16,400,598	$1,463,395	$262,128,587	$450,964,481	$19,736,364	$2,331,098

End of period	$11,532,020	$16,400,598	$216,454,096	$262,128,587	$13,306,773	$19,736,364
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	550,000	50,004	9,050,000	15,950,004	800,000	100,005

Shares created	—	550,000	1,350,000	2,450,000	200,000	700,000

Shares redeemed	(100,000)	(50,004)	(2,100,000)	(9,350,004)	(350,000)	(5)
Shares outstanding, end of period	450,000	550,000	8,300,000	9,050,000	650,000	800,000
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

140	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Dynamic Currency Hedged Japan Equity Fund		WisdomTree Emerging Markets Dividend Fund

	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$243,943	$361,437	$27,882	$55,778	$701,238	$708,578

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	238,817	(664,973)	101,806	(15,908)	(1,069,077)	(203,417)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(3,267,942)	105,949	(450,792)	135,530	(1,491,294)	(687,191)
Net increase (decrease) in net assets resulting from operations	(2,785,182)	(197,587)	(321,104)	175,400	(1,859,133)	(182,030)
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(25,571)	(290,413)	(36,184)	(109,141)	(882,048)	(664,614)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	8,727,452	14,803,022	—	2,199,362	3,038,928	23,003,778

Cost of shares redeemed	—	(129)	—	(2,199,480)	—	(127)
Net increase (decrease) in net assets resulting from capital share transactions	8,727,452	14,802,893	—	(118)	3,038,928	23,003,651
Net Increase (Decrease) in Net Assets	5,916,699	14,314,893	(357,288)	66,141	297,747	22,157,007
NET ASSETS:

Beginning of period	$17,327,094	$3,012,201	$2,823,084	$2,756,943	$34,042,420	$11,885,413

End of period	$23,243,793	$17,327,094	$2,465,796	$2,823,084	$34,340,167	$34,042,420
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	550,000	100,004	100,000	100,004	1,100,000	400,004

Shares created	300,000	450,000	—	75,000	100,000	700,000

Shares redeemed	—	(4)	—	(75,004)	—	(4)
Shares outstanding, end of period	850,000	550,000	100,000	100,000	1,200,000	1,100,000
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

WisdomTree Trust	141

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Europe Domestic Economy Fund		WisdomTree Global ex-Mexico Equity Fund		WisdomTree Global Hedged SmallCap Dividend Fund

	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$25,780	$599,284	$1,459,583	$3,206,736	$239,566	$570,423

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(840,316)	(796,015)	(1,025,686)	9,313,535	2,796,747	2,966,398

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(855,681)	(1,324,308)	(2,758,227)	(1,087,120)	(4,376,514)	(1,802,804)
Net increase (decrease) in net assets resulting from operations	(1,670,217)	(1,521,039)	(2,324,330)	11,433,151	(1,340,201)	1,734,017
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(99,789)	(571,101)	(1,655,088)	(3,027,467)	(64,554)	(483,699)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	34,818,604	2,897,941	267,784,187	—	2,582,694

Cost of shares redeemed	(3,557,133)	(25,766,515)	(207,985,744)	(94,620,460)	(8,912,439)	(10,083,383)
Net increase (decrease) in net assets resulting from capital share transactions	(3,557,133)	9,052,089	(205,087,803)	173,163,727	(8,912,439)	(7,500,689)
Net Increase (Decrease) in Net Assets	(5,327,139)	6,959,949	(209,067,221)	181,569,411	(10,317,194)	(6,250,371)
NET ASSETS:

Beginning of period	$9,740,700	$2,780,751	$232,611,550	$51,042,139	$18,222,328	$24,472,699

End of period	$4,413,561	$9,740,700	$23,544,329	$232,611,550	$7,905,134	$18,222,328
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	350,000	100,004	7,900,000	1,900,004	700,000	1,000,005

Shares created	—	1,100,000	100,000	9,200,000	—	100,000

Shares redeemed	(150,000)	(850,004)	(7,100,000)	(3,200,004)	(350,000)	(400,005)
Shares outstanding, end of period	200,000	350,000	900,000	7,900,000	350,000	700,000
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

142	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global SmallCap Dividend Fund		WisdomTree ICBCCS S&P China 500 Fund		WisdomTree Fundamental U.S. Corporate Bond Fund

	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Period December 21, 2017* through June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$395,067	$656,951	$104,011	$90,316	$79,305	$149,320

Net realized gain (loss) on investments and foreign currency related transactions	345,792	4,399,606	(374,602)	(1,843)	(23,653)	(10,957)

Net decrease in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,946,669)	(3,137,063)	(2,100,446)	(2,233,441)	(10,375)	(191,214)
Net increase (decrease) in net assets resulting from operations	(2,205,810)	1,919,494	(2,371,037)	(2,144,968)	45,277	(52,851)
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(356,365)	(711,581)	(185,005)	(46,004)	(80,460)	(155,972)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	9,849,070	2,571,918	15,031,595	2,359,600	—

Cost of shares redeemed	(6,226,806)	(16,117,265)	—	—	(2,359,600)	(100)
Net increase (decrease) in net assets resulting from capital share transactions	(6,226,806)	(6,268,195)	2,571,918	15,031,595	—	(100)
Net Increase (Decrease) in Net Assets	(8,788,981)	(5,060,282)	15,876	12,840,623	(35,183)	(208,923)
NET ASSETS:

Beginning of period	$22,500,707	$27,560,989	$12,840,743	$120	$4,778,721	$4,987,644

End of period	$13,711,726	$22,500,707	$12,856,619	$12,840,743	$4,743,538	$4,778,721
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	700,000	900,004	450,004	4	100,000	100,002

Shares created	—	300,000	100,000	450,000	50,000	—

Shares redeemed	(200,000)	(500,004)	—	—	(50,000)	(2)
Shares outstanding, end of period	500,000	700,000	550,004	450,004	100,000	100,000
*	Commencement of operations.
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

WisdomTree Trust	143

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Fundamental U.S. High Yield Corporate Bond Fund		WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund		WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund

	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$197,175	$290,838	$59,648	$98,029	$252,231	$238,632

Net realized gain (loss) on investments	16,594	2,087	(10,949)	(6,794)	19,792	2,894

Net increase (decrease) in unrealized appreciation/depreciation on investments	(469,912)	(215,445)	19,414	(81,351)	(518,265)	(79,530)
Net increase (decrease) in net assets resulting from operations	(256,143)	77,480	68,113	9,884	(246,242)	161,996
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(210,080)	(328,912)	(60,743)	(100,702)	(254,220)	(309,910)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,994,969	—	2,449,872	—	15,025,256	—

Cost of shares redeemed	—	(104)	(2,449,872)	(100)	(5,027,967)	(102)
Net increase (decrease) in net assets resulting from capital share transactions	4,994,969	(104)	—	(100)	9,997,289	(102)
Net Increase (Decrease) in Net Assets	4,528,746	(251,536)	7,370	(90,918)	9,496,827	(148,016)
NET ASSETS:

Beginning of period	$4,977,444	$5,228,980	$4,903,339	$4,994,257	$4,990,879	$5,138,895

End of period	$9,506,190	$4,977,444	$4,910,709	$4,903,339	$14,487,706	$4,990,879
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	100,002	100,000	100,002	100,000	100,002

Shares created	100,000	—	50,000	—	300,000	—

Shares redeemed	—	(2)	(50,000)	(2)	(100,000)	(2)
Shares outstanding, end of period	200,000	100,000	100,000	100,000	300,000	100,000
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

144	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Dynamic Bearish U.S. Equity Fund		WisdomTree Dynamic Long/Short U.S. Equity Fund		WisdomTree 90/60 U.S. Balanced Fund

	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Period August 2, 2018* through December 31, 2018 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$182,324	$105,658	$2,235,051	$1,696,213	$22,199

Net realized gain (loss) on investments, swap contracts and futures contracts	421,740	(123,390)	(348,306)	5,911,151	(6,624)

Net increase (decrease) in unrealized appreciation/depreciation on investments, swap contracts and futures contracts	(1,382,778)	55,034	(22,134,722)	1,446,910	(314,698)
Net increase (decrease) in net assets resulting from operations	(778,714)	37,302	(20,247,977)	9,054,274	(299,123)
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	—	—	(3,467,921)	(999,130)	(22,123)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,790,470	10,313,024	112,635,780	119,807,094	4,891,593

Cost of shares redeemed	(5,177,976)	(6,408,777)	(59,057,968)	(54,767,757)	—
Net increase in net assets resulting from capital share transactions	6,612,494	3,904,247	53,577,812	65,039,337	4,891,593
Net Increase in Net Assets	5,833,780	3,941,549	29,861,914	73,094,481	4,570,347
NET ASSETS:

Beginning of period	$9,085,148	$5,143,599	$125,891,771	$52,797,290	$100

End of period	$14,918,928	$9,085,148	$155,753,685	$125,891,771	$4,570,447
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	350,000	200,004	3,800,000	1,750,004	4

Shares created	450,000	400,000	3,350,000	3,750,000	200,000

Shares redeemed	(200,000)	(250,004)	(1,800,000)	(1,700,004)	—
Shares outstanding, end of period	600,000	350,000	5,350,000	3,800,000	200,004
*	Commencement of operations.
[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

WisdomTree Trust	145

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Balanced Income Fund

	For the Six Months Ended December 31, 2018 (unaudited)	For the Period December 21, 2017* through June 30, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$40,657	$53,284

Net realized loss on investments	(6,342)	(57,016)

Net decrease in unrealized appreciation/depreciation on investments	(142,115)	(56,577)
Net decrease in net assets resulting from operations	(107,800)	(60,309)
DISTRIBUTIONS TO SHAREHOLDERS[1]:

Distributable earnings	(43,015)	(50,801)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,211,676	2,491,955

Cost of shares redeemed	—	(1,190,424)
Net increase in net assets resulting from capital share transactions	1,211,676	1,301,531
Net Increase in Net Assets	1,060,861	1,190,421
NET ASSETS:

Beginning of period	$1,190,521	$100

End of period	$2,251,382	$1,190,521
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	50,004	4

Shares created	50,000	100,000

Shares redeemed	—	(50,000)
Shares outstanding, end of period	100,004	50,004
*	Commencement of operations.

[1]	Prior year amounts have been reclassified to conform with current year presentation. See Note 7 in the Notes to Financial Statements for more information.

See Notes to Financial Statements.

146	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Europe Equity Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$29.82	$29.27	$23.27	$24.25
Investment operations:

Net investment income[1]	0.15	1.20	0.47	0.70

Net realized and unrealized gain (loss)	(3.41)	0.38	6.08	(1.11)
Total from investment operations	(3.26)	1.58	6.55	(0.41)
Dividends and distributions to shareholders:

Net investment income	(0.06)	(0.86)	(0.44)	(0.57)

Capital gains	(0.87)	(0.17)	(0.11)	—
Total dividends and distributions to shareholders	(0.93)	(1.03)	(0.55)	(0.57)
Net asset value, end of period	$25.63	$29.82	$29.27	$23.27

TOTAL RETURN[2]	(11.12)%	5.41%	28.55%	(1.81)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$11,532	$16,401	$1,463	$4,655

Ratios to average net assets of:

Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%	0.43%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]

Net investment income	1.06%[3]	3.82%	1.86%	6.02%[3]
Portfolio turnover rate[4]	5%	37%	12%	25%

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$28.96	$28.27	$24.26	$24.18
Investment operations:

Net investment income[1]	0.33	1.00	0.98	0.79

Net realized and unrealized gain (loss)	(2.86)	0.70	4.32	(0.35)
Total from investment operations	(2.53)	1.70	5.30	0.44
Dividends and distributions to shareholders:

Net investment income	(0.35)	(1.01)	(0.83)	(0.36)

Capital gains	—	—	(0.46)	—
Total dividends and distributions to shareholders	(0.35)	(1.01)	(1.29)	(0.36)
Net asset value, end of period	$26.08	$28.96	$28.27	$24.26

TOTAL RETURN[2]	(8.81)%	6.04%	22.25%	1.82%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$216,454	$262,129	$450,964	$243,806

Ratios to average net assets of:

Expenses, net of expense waivers	0.35%[3]	0.35%	0.35%	0.35%[3]

Expenses, prior to expense waivers	0.40%[3]	0.40%	0.40%	0.40%[3]

Net investment income	2.32%[3]	3.33%	3.67%	6.79%[3]
Portfolio turnover rate[4]	2%	15%	27%	28%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	147

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Period November 3, 2016* through June 30, 2017
Net asset value, beginning of period	$24.67	$23.31	$19.63
Investment operations:

Net investment income[1]	0.17	0.71	0.32

Net realized and unrealized gain (loss)	(3.43)	1.03	3.52
Total from investment operations	(3.26)	1.74	3.84
Dividends and distributions to shareholders:

Net investment income	(0.01)	(0.21)	(0.15)

Capital gains	(0.93)	(0.17)	—

Return of capital	—	—	(0.01)
Total dividends and distributions to shareholders	(0.94)	(0.38)	(0.16)
Net asset value, end of period	$20.47	$24.67	$23.31

TOTAL RETURN[2]	(13.42)%	7.44%	19.61%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$13,307	$19,736	$2,331

Ratios to average net assets[3] of:

Expenses, net of expense waivers	0.10%[4]	0.10%	0.10%[4]

Expenses, prior to expense waivers	0.58%[4]	0.58%	0.58%[4]

Net investment income	1.43%[4]	2.87%	2.23%[4]
Portfolio turnover rate[5]	4%	4%	4%

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$31.50	$30.12	$23.87	$24.24
Investment operations:

Net investment income[1]	0.38	1.11	0.86	0.52

Net realized and unrealized gain (loss)	(4.49)	0.92	6.18	(0.41)
Total from investment operations	(4.11)	2.03	7.04	0.11
Dividends to shareholders:

Net investment income	(0.04)	(0.65)	(0.79)	(0.48)
Net asset value, end of period	$27.35	$31.50	$30.12	$23.87

TOTAL RETURN[2]	(13.07)%	6.73%	29.80%	0.36%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$23,244	$17,327	$3,012	$2,388

Ratios to average net assets of:

Expenses, net of expense waivers	0.43%[4]	0.43%	0.43%	0.43%[4]

Expenses, prior to expense waivers	0.48%[4]	0.48%	0.48%	0.48%[4]

Net investment income	2.50%[4]	3.41%	3.16%	4.42%[4]
Portfolio turnover rate[5]	4%	95%	75%	50%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

148	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged Japan Equity Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period January 7, 2016* through June 30, 2016
Net asset value, beginning of period	$28.23	$27.57	$22.25	$24.38
Investment operations:

Net investment income[1]	0.28	0.56	0.38	0.28

Net realized and unrealized gain (loss)	(3.49)	1.19	5.32	(2.22)
Total from investment operations	(3.21)	1.75	5.70	(1.94)
Dividends to shareholders:

Net investment income	(0.36)	(1.09)	(0.38)	(0.19)
Net asset value, end of period	$24.66	$28.23	$27.57	$22.25

TOTAL RETURN[2]	(11.49)%	6.34%	25.70%	(8.00)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,466	$2,823	$2,757	$4,449

Ratios to average net assets of:

Expenses, net of expense waivers	0.43%[3]	0.43%	0.43%	0.43%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]

Net investment income	2.00%[3]	1.92%	1.51%	2.50%[3]
Portfolio turnover rate[4]	3%	13%	15%	22%

WisdomTree Emerging Markets Dividend Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 7, 2016* through June 30, 2016
Net asset value, beginning of period	$30.95	$29.71	$25.63	$24.53
Investment operations:

Net investment income[1]	0.60	0.96	0.96	0.36

Net realized and unrealized gain (loss)	(2.19)	1.14	3.96	0.87
Total from investment operations	(1.59)	2.10	4.92	1.23
Dividends to shareholders:

Net investment income	(0.74)	(0.86)	(0.84)	(0.13)
Net asset value, end of period	$28.62	$30.95	$29.71	$25.63

TOTAL RETURN[2]	(5.28)%	7.05%[5]	19.46%	5.01%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$34,340	$34,042	$11,885	$2,563

Ratios to average net assets of:

Expenses	0.32%[3]	0.32%	0.32%	0.32%[3]

Net investment income	3.97%[3]	2.91%	3.38%	6.14%[3]
Portfolio turnover rate[4]	27%	22%	15%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Dynamic Currency Hedged Japan Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged (Note 3).

See Notes to Financial Statements.

WisdomTree Trust	149

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Domestic Economy Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period October 29, 2015* through June 30, 2016
Net asset value, beginning of period	$27.83	$27.81	$20.86	$24.70
Investment operations:

Net investment income[1]	0.08	1.18	0.44	0.52

Net realized and unrealized gain (loss)	(5.51)	0.47	7.06	(3.87)
Total from investment operations	(5.43)	1.65	7.50	(3.35)
Dividends to shareholders:

Net investment income	(0.33)	(1.63)	(0.55)	(0.49)
Net asset value, end of period	$22.07	$27.83	$27.81	$20.86

TOTAL RETURN[2]	(19.69)%	5.90%	36.05%	(13.76)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,414	$9,741	$2,781	$3,128

Ratios to average net assets of:

Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]

Expenses, prior to expense waivers	0.58%[3]	0.58%	0.58%	0.58%[3]

Net investment income	0.60%[3]	3.77%	1.85%	3.32%[3]
Portfolio turnover rate[4]	4%	24%	12%	22%

WisdomTree Global ex-Mexico Equity Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Period February 10, 2017* through June 30, 2017
Net asset value, beginning of period	$29.44	$26.86	$25.22
Investment operations:

Net investment income[1]	0.28	0.70	0.21

Net realized and unrealized gain (loss)	(2.81)	2.45	1.50
Total from investment operations	(2.53)	3.15	1.71
Dividends to shareholders:

Net investment income	(0.75)	(0.57)	(0.07)
Net asset value, end of period	$26.16	$29.44	$26.86

TOTAL RETURN[2]	(8.59)%	11.74%	6.79%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$23,544	$232,612	$51,042

Ratios to average net assets of:

Expenses, net of expense waivers	0.20%[3]	0.26%	0.30%[3]

Expenses, prior to expense waivers	0.20%[3]	0.28%	0.35%[3]

Net investment income	1.83%[3]	2.40%	2.15%[3]
Portfolio turnover rate[4]	10%	13%	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

150	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Hedged SmallCap Dividend Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period November 19, 2015* through June 30, 2016
Net asset value, beginning of period	$26.03	$24.47	$20.71	$20.23
Investment operations:

Net investment income[1]	0.46	0.81	0.69	0.39

Net realized and unrealized gain (loss)	(3.77)	1.41	3.79	0.45
Total from investment operations	(3.31)	2.22	4.48	0.84
Dividends to shareholders:

Net investment income	(0.13)	(0.66)	(0.72)	(0.36)
Net asset value, end of period	$22.59	$26.03	$24.47	$20.71

TOTAL RETURN[2]	(12.76)%	9.16%	21.89%	4.20%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$7,905	$18,222	$24,473	$35,202

Ratios to average net assets[3] of:

Expenses, net of expense waivers	0.00%[4,5]	0.00%[5]	0.00%[5]	0.00%[4,5]

Expenses, prior to expense waivers	0.43%[4]	0.43%	0.43%	0.43%[4]

Net investment income	3.56%[4]	3.18%	2.97%	3.23%[4]
Portfolio turnover rate[6]	0%[7]	4%	3%	3%

WisdomTree Global SmallCap Dividend Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period November 12, 2015* through June 30, 2016
Net asset value, beginning of period	$32.14	$30.62	$26.23	$24.58
Investment operations:

Net investment income[1]	0.65	0.91	0.80	0.61

Net realized and unrealized gain (loss)	(4.77)	1.60	4.53	1.52
Total from investment operations	(4.12)	2.51	5.33	2.13
Dividends to shareholders:

Net investment income	(0.60)	(0.99)	(0.94)	(0.48)
Net asset value, end of period	$27.42	$32.14	$30.62	$26.23

TOTAL RETURN[2]	(12.89)%	8.21%	20.56%	8.71%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$13,712	$22,501	$27,561	$36,716

Ratios to average net assets of:

Expenses	0.43%[4]	0.43%	0.43%	0.43%[4]

Net investment income	4.08%[4]	2.84%	2.76%	3.88%[4]
Portfolio turnover rate[6]	54%	30%	33%	8%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global Hedged SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	Amount represents less than 0.005%.

[6]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Trust	151

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree ICBCCS S&P China 500 Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Period December 21, 2017* through June 30, 2018
Net asset value, beginning of period	$28.53	$30.57
Investment operations:

Net investment income[1]	0.20	0.24

Net realized and unrealized loss	(5.01)	(2.18)
Total from investment operations	(4.81)	(1.94)
Dividends to shareholders:

Net investment income	(0.34)	(0.10)
Net asset value, end of period	$23.38	$28.53

TOTAL RETURN[2]	(17.00)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$12,857	$12,841

Ratios to average net assets of:

Expenses	0.55%[3]	0.55%[3]

Net investment income	1.58%[3]	1.43%[3]
Portfolio turnover rate[4]	6%	2%

WisdomTree Fundamental U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$47.79	$49.88	$50.69	$49.96
Investment operations:

Net investment income[1]	0.79	1.49	1.36	0.22

Net realized and unrealized gain (loss)	(0.34)	(2.02)	(0.63)	0.72
Total from investment operations	0.45	(0.53)	0.73	0.94
Dividends and distributions to shareholders:

Net investment income	(0.80)	(1.56)	(1.30)	(0.21)

Capital gains	—	—	(0.24)	—
Total dividends and distributions to shareholders	(0.80)	(1.56)	(1.54)	(0.21)
Net asset value, end of period	$47.44	$47.79	$49.88	$50.69

TOTAL RETURN[2]	0.96%	(1.11)%	1.52%	1.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,744	$4,779	$4,988	$5,069

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[3]	0.18%	0.18%	0.18%[3]

Expenses, prior to expense waivers	0.28%[3]	0.28%	0.28%	0.28%[3]

Net investment income	3.30%[3]	3.02%	2.74%	2.50%[3]
Portfolio turnover rate[4]	16%	21%	45%	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Fundamental U.S. Corporate Bond Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

152	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.77	$52.29	$50.41	$50.19
Investment operations:

Net investment income[1]	1.40	2.91	2.80	0.47

Net realized and unrealized gain (loss)	(2.23)	(2.14)	2.24	0.20
Total from investment operations	(0.83)	0.77	5.04	0.67
Dividends and distributions to shareholders:

Net investment income	(1.37)	(2.89)	(2.79)	(0.45)

Capital gains	(0.04)	(0.40)	(0.37)	—
Total dividends and distributions to shareholders	(1.41)	(3.29)	(3.16)	(0.45)
Net asset value, end of period	$47.53	$49.77	$52.29	$50.41

TOTAL RETURN[2]	(1.73)%	1.49%	10.23%	1.34%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$9,506	$4,977	$5,229	$5,041

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]

Net investment income	5.63%[3]	5.67%	5.38%	5.31%[3]
Portfolio turnover rate[4]	9%	35%	51%	0%

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.03	$49.94	$50.20	$49.98
Investment operations:

Net investment income[1]	0.60	0.98	0.79	0.12

Net realized and unrealized gain (loss)	0.09	(0.88)	(0.28)	0.21
Total from investment operations	0.69	0.10	0.51	0.33
Dividends to shareholders:

Net investment income	(0.61)	(1.01)	(0.77)	(0.11)
Net asset value, end of period	$49.11	$49.03	$49.94	$50.20

TOTAL RETURN[2]	1.41%	0.19%	1.02%	0.66%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,911	$4,903	$4,994	$5,020

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[3]	0.18%	0.18%	0.18%[3]

Expenses, prior to expense waivers	0.28%[3]	0.28%	0.28%	0.28%[3]

Net investment income	2.41%[3]	1.98%	1.58%	1.35%[3]
Portfolio turnover rate[4]	18%	41%	38%	14%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	153

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period April 27, 2016* through June 30, 2016
Net asset value, beginning of period	$49.91	$51.39	$50.32	$49.95
Investment operations:

Net investment income[1]	1.26	2.39	2.43	0.51

Net realized and unrealized gain (loss)	(1.61)	(0.77)	1.60	0.35
Total from investment operations	(0.35)	1.62	4.03	0.86
Dividends and distributions to shareholders:

Net investment income	(1.27)	(2.38)	(2.42)	(0.49)

Capital gains	—	(0.72)	(0.54)	—
Total dividends and distributions to shareholders	(1.27)	(3.10)	(2.96)	(0.49)
Net asset value, end of period	$48.29	$49.91	$51.39	$50.32

TOTAL RETURN[2]	(0.75)%	3.28%	8.19%	1.73%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$14,488	$4,991	$5,139	$5,032

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[3]	0.38%	0.38%	0.38%[3]

Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]

Net investment income	5.06%[3]	4.73%	4.72%	5.66%[3]
Portfolio turnover rate[4]	11%	66%	69%	0%

WisdomTree Dynamic Bearish U.S. Equity Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$25.96	$25.72	$24.28	$24.30
Investment operations:

Net investment income[1]	0.38	0.44	0.47	0.08

Net realized and unrealized gain (loss)	(1.48)	(0.20)	0.97	(0.06)
Total from investment operations	(1.10)	0.24	1.44	0.02
Distributions to shareholders:

Return of capital	—	—	—	(0.04)
Net asset value, end of period	$24.86	$25.96	$25.72	$24.28

TOTAL RETURN[2]	(4.24)%	0.93%	5.93%	0.06%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$14,919	$9,085	$5,144	$10,927

Ratios to average net assets of:

Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]

Expenses, prior to expense waivers	0.53%[3]	0.53%	0.53%	0.53%[3]

Net investment income	2.91%[3]	1.70%	1.90%	0.60%[3]
Portfolio turnover rate[4]	72%	158%	153%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

154	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Long/Short U.S. Equity Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period December 23, 2015* through June 30, 2016
Net asset value, beginning of period	$33.13	$30.17	$26.70	$25.13
Investment operations:

Net investment income[1]	0.47	0.56	0.55	0.24

Net realized and unrealized gain (loss)	(3.86)	2.72	3.47	1.49
Total from investment operations	(3.39)	3.28	4.02	1.73
Dividends to shareholders:

Net investment income	(0.63)	(0.32)	(0.55)	(0.16)
Net asset value, end of period	$29.11	$33.13	$30.17	$26.70

TOTAL RETURN[2]	(10.13)%	10.90%	15.25%	6.88%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$155,754	$125,892	$52,797	$17,358

Ratios to average net assets of:

Expenses, net of expense waivers	0.48%[3]	0.48%	0.48%	0.48%[3]

Expenses, prior to expense waivers	0.53%[3]	0.53%	0.53%	0.53%[3]

Net investment income	2.78%[3]	1.74%	1.95%	1.80%[3]
Portfolio turnover rate[4]	68%	152%	126%	70%

WisdomTree 90/60 U.S. Balanced Fund	For the Period August 2, 2018* through December 31, 2018 (unaudited)
Net asset value, beginning of period	$25.08
Investment operations:

Net investment income[1]	0.18

Net realized and unrealized loss	(2.27)
Total from investment operations	(2.09)
Dividends to shareholders:

Net investment income	(0.14)
Net asset value, end of period	$22.85

TOTAL RETURN[2]	(8.34)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$4,570

Ratios to average net assets of:

Expenses	0.20%[3]

Net investment income	1.79%[3]
Portfolio turnover rate[4]	9%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Dynamic Long/Short U.S. Equity Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	155

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Balanced Income Fund	For the Six Months Ended December 31, 2018 (unaudited)	For the Period December 21, 2017* through June 30, 2018
Net asset value, beginning of period	$23.81	$24.92
Investment operations:

Net investment income[1]	0.47	0.53

Net realized and unrealized loss	(1.34)	(1.13)
Total from investment operations	(0.87)	(0.60)
Dividends to shareholders:

Net investment income	(0.43)	(0.51)
Net asset value, end of period	$22.51	$23.81

TOTAL RETURN[2]	(3.69)%	(2.43)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,251	$1,191

Ratios to average net assets[3] of:

Expenses, net of expense waivers	0.03%[4]	0.03%[4]

Expenses, prior to expense waivers	0.40%[4]	0.40%[4]

Net investment income	3.93%[4]	4.12%[4]
Portfolio turnover rate[5]	3%	1%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

156	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2018, the Trust consisted of 84 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund”)	April 7, 2016
WisdomTree Europe Domestic Economy Fund (“Europe Domestic Economy Fund”)	October 29, 2015
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund”)	February 10, 2017
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund”)	November 12, 2015
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015
WisdomTree 90/60 U.S. Balanced Fund (“90/60 U.S. Balanced Fund”)	August 2, 2018
WisdomTree Balanced Income Fund (“Balanced Income Fund”)	December 21, 2017

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”) or an Index developed by a third party. WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Trust	157

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

158	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,546,292	$—	$—
Rights	3,068	162	—
Investment of Cash Collateral for Securities Loaned	—	55,574	—
Total	$11,549,360	$55,736	$—
Unrealized Appreciation on Foreign Currency Contracts	—	5,406	—
Unrealized Depreciation on Foreign Currency Contracts	—	(67,759)	—
Total - Net	$11,549,360	$(6,617)	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$216,326,769	$—	$—
Rights	15,184	—	—
Investment of Cash Collateral for Securities Loaned	—	2,285,094	—
Total	$216,341,953	$2,285,094	$—
Unrealized Appreciation on Foreign Currency Contracts	—	659,045	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,721,636)	—
Total - Net	$216,341,953	$1,222,503	$—

WisdomTree Trust	159

Notes to Financial Statements (unaudited) (continued)

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$13,305,026	$—	$—
Total	$13,305,026	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	110,998	—
Unrealized Depreciation on Foreign Currency Contracts	—	(184,508)	—
Total - Net	$13,305,026	$(73,510)	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$995,877	$24,595	$—
Other*	22,246,541	—	—
Rights	—	775	—
Investment of Cash Collateral for Securities Loaned	—	676,507	—
Total	$23,242,418	$701,877	$—
Unrealized Appreciation on Foreign Currency Contracts	—	110,507	—
Unrealized Depreciation on Foreign Currency Contracts	—	(236,970)	—
Total - Net	$23,242,418	$575,414	$—

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,495,462	$—	$—
Investment of Cash Collateral for Securities Loaned	—	36,635	—
Total	$2,495,462	$36,635	$—
Unrealized Appreciation on Foreign Currency Contracts	—	100	—
Unrealized Depreciation on Foreign Currency Contracts	—	(71,182)	—
Total - Net	$2,495,462	$(34,447)	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$9,412,332	$23,785	$—
Other*	24,851,599	—	—
Investment of Cash Collateral for Securities Loaned	—	217,167	—
Total	$34,263,931	$240,952	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(3)	—
Total - Net	$34,263,931	$240,949	$—

Europe Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,387,133	$—	$—
Rights	742	—	—
Investment of Cash Collateral for Securities Loaned	—	39,474	—
Total	$4,387,875	$39,474	$—
Unrealized Appreciation on Foreign Currency Contracts	—	4	—
Total - Net	$4,387,875	$39,478	$—

160	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Global ex-Mexico Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$23,468,945	$—	$—
Rights	942	—	—
Investment of Cash Collateral for Securities Loaned	—	5,565	—
Total	$23,469,887	$5,565	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(3)	—
Total - Net	$23,469,887	$5,562	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$7,904,407	$—	$—
Total	$7,904,407	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	26,276	—
Unrealized Depreciation on Foreign Currency Contracts	—	(46,753)	—
Total - Net	$7,904,407	$(20,477)	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$164,680	$13,389	$—
Other*	13,422,504	—	—
Rights	—	408	—
Exchange-Traded Fund	68,114	—	—
Investment of Cash Collateral for Securities Loaned	—	583,871	—
Total	$13,655,298	$597,668	$—

ICBCCS S&P China 500 Fund	Level 1	Level 2	Level 3
Common Stocks
Capital Markets	$19,829	$98,872	$—
Commercial Services & Supplies	31,488	4,816	—
Other*	12,562,992	—	—
Investment of Cash Collateral for Securities Loaned	—	4,845	—
Total	$12,614,309	$108,533	$—

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,624,591	$—
Foreign Corporate Bonds	—	23,918	—
U.S. Government Obligations	—	9,713	—
Total	$—	$4,658,222	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$9,289,050	$—
Foreign Corporate Bond	—	49,500	—
Investment of Cash Collateral for Securities Loaned	—	437,295	—
Total	$—	$9,775,845	$—

WisdomTree Trust	161

Notes to Financial Statements (unaudited) (continued)

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,638,449	$—
Foreign Corporate Bonds	—	152,381	—
U.S. Government Obligations	—	41,061	—
Total	$—	$4,831,891	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$13,851,634	$—
Foreign Corporate Bonds	—	317,537	—
Investment of Cash Collateral for Securities Loaned	—	129,150	—
Total	$—	$14,298,321	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,033,514	$—	$—
Investment of Cash Collateral for Securities Loaned	—	473,588	—
Total	$14,033,514	$473,588	$—
Unrealized Appreciation on Swap Contracts	—	809,961	—
Total - Net	$14,033,514	$1,283,549	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$155,562,918	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,334,448	—
Total	$155,562,918	$5,334,448	$—

90/60 U.S. Balanced Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,088,681	$—	$—
U.S. Government Obligations	—	31,865	—
Total	$4,088,681	$31,865	$—
Unrealized Appreciation on Futures Contracts	69,293	—	—
Total - Net	$4,157,974	$31,865	$—

Balanced Income Fund	Level 1	Level 2	Level 3
Exchange-Traded Funds	$2,251,088	$—	$—
Total	$2,251,088	$—	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks

China
ICBCCS S&P China 500 Fund
Balance as of June 30, 2018	$176,198
Realized gain (loss)	(22,590)
Change in unrealized appreciation (depreciation)	7,853
Purchases	918
Sales	(11,816)
Transfers into Level 3	—
Transfers out of Level 3	(150,563)
Balance as of December 31, 2018	$—
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2018 is:	—

162	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, swap contracts and futures contracts during the period ended December 31, 2018 and open positions in such derivatives as of December 31, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 168 and 169. At December 31, 2018, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

As of December 31, 2018, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$5,406	Unrealized depreciation on foreign currency contracts	$67,759
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	659,045	Unrealized depreciation on foreign currency contracts	1,721,636
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	110,998	Unrealized depreciation on foreign currency contracts	184,508
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	110,507	Unrealized depreciation on foreign currency contracts	236,970
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	100	Unrealized depreciation on foreign currency contracts	71,182
Emerging Markets Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	3
Europe Domestic Economy Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	4	Unrealized depreciation on foreign currency contracts	—
Global ex-Mexico Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	3
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	26,276	Unrealized depreciation on foreign currency contracts	46,753
Dynamic Bearish U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	809,961	Unrealized depreciation on swap contracts	—
90/60 U.S. Balanced Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	69,293	Unrealized depreciation on futures contracts*	—
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 166 for additional information regarding balance sheet location of balances associated with futures contracts.

WisdomTree Trust	163

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended December 31, 2018, the effects of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$480,849	$(81,852)
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	7,452,040	(2,859,085)
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	731,823	(237,144)
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	596,738	(288,847)
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	99,118	(101,246)
Emerging Markets Dividend Fund
Foreign exchange contracts	4,830	(3)
Europe Domestic Economy Fund
Foreign exchange contracts	713	4
Global ex-Mexico Equity Fund
Foreign exchange contracts	12,074	(3)
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	338,533	(173,000)
Global SmallCap Dividend Fund
Foreign exchange contracts	3,534	—
ICBCCS S&P China 500 Fund
Foreign exchange contracts	182	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	488,826	722,863
90/60 U.S. Balanced Fund[3]
Interest rate contracts	(5,466)	69,293

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts
Equity contracts	Net realized gain (loss) from swap contracts
Interest rate contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Equity contracts	Net increase (decrease) in unrealized appreciation/depreciation from swap contracts
Interest rate contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

[3]	For the period August 2, 2018 (commencement of operations) through December 31, 2018.

During the six months or period ended December 31, 2018, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$11,006,077	$21,345,528	$—	$—
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	178,752,886	347,297,659	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	16,357,172	31,379,650	—	—

164	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	$14,673,085	$29,003,412	$—	$—
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	2,078,536	4,245,887	—	—
Emerging Markets Dividend Fund
Foreign exchange contracts	—	3,764	—	—
Europe Domestic Economy Fund
Foreign exchange contracts	—	2,479	—	—
Global ex-Mexico Equity Fund
Foreign exchange contracts	—	155	—	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	7,404,975	13,992,615	—	—
Global SmallCap Dividend Fund
Foreign exchange contracts	1,851	12,183	—	—
ICBCCS S&P China 500 Fund[1]
Foreign exchange contracts	117,025	390,020	—	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	8,884,567	—
90/60 U.S. Balanced Fund[2]
Interest rate contracts	—	—	—	1,998,202

[1]	The volume of derivative activity for the period is based on intra-month balances.

[2]	For the period August 2, 2018 (commencement of operations) through December 31, 2018.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net increase (decrease) in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in net realized gain (loss) from foreign currency contracts and net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency related transactions and/or increase (decrease) in unrealized appreciation (depreciation) from translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not

WisdomTree Trust	165

Notes to Financial Statements (unaudited) (continued)

interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign minimum reserve funds — In order to mitigate the risk of failed trades in the onshore China equity market, the China Securities Depository and Clearing Corporation Limited (“CSDCC”) requires investors to maintain minimum reserve funds in one of the CDSCC’s designated cash clearing banks. At December 31, 2018, the ICBCCS S&P China 500 Fund, held foreign currency in such a CSDCC designated clearing bank having a U.S. dollar equivalent value equal to $4,078.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — The Currency Hedged Equity Funds, except the Global Hedged SmallCap Dividend Fund, utilized forward foreign currency contracts (“Forward Contract”) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment strategy. The Global Hedged SmallCap Dividend Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Dividend Fund, Europe Domestic Economy Fund, Global ex-Mexico Equity Fund, Global SmallCap Dividend Fund, and the ICBCCS S&P China 500 Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds and included in net increase (decrease) in unrealized appreciation (depreciation) from foreign currency contracts on the Statements of Operations. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled are included in net realized gain (loss) from foreign currency contracts on the Statements of Operations.

Futures Contracts — The 90/60 U.S. Balanced Fund utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with its investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take

166	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Total Return Swap Contracts — The Dynamic Bearish U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as total return swap contracts and Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination

WisdomTree Trust	167

Notes to Financial Statements (unaudited) (continued)

event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

The Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table below.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2018, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged Europe Equity Fund
Securities Lending	$70,250	$—	$(70,250)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	5,406	(4,217)	—	1,189	67,759	(4,217)	—	63,542
Dynamic Currency Hedged International Equity Fund
Securities Lending	3,964,990	—	(3,964,990)[1]	—	—	—	—	—
Foreign Currency Contracts	659,045	(658,741)	—	304	1,721,636	(658,741)	—	1,062,895
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign Currency Contracts	110,998	(102,271)	—	8,727	184,508	(102,271)	—	82,237
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	1,035,057	—	(1,035,057)[1]	—	—	—	—	—
Foreign Currency Contracts	110,507	(110,507)	—	—	236,970	(110,507)	—	126,463
Dynamic Currency Hedged Japan Equity Fund
Securities Lending	83,341	—	(83,341)[1]	—	—	—	—	—
Foreign Currency Contracts	100	(100)	—	—	71,182	(100)	—	71,082
Emerging Markets Dividend Fund
Securities Lending	248,246	—	(248,246)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	3	—	—	3

168	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Domestic Economy Fund
Securities Lending	$85,780	$—	$(85,780)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	4	—	—	4	—	—	—	—
Global ex-Mexico Equity Fund
Securities Lending	14,355	—	(14,355)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	3	—	—	3
Global Hedged SmallCap Dividend Fund
Foreign Currency Contracts	26,276	(26,276)	—	—	46,753	(26,276)	—	20,477
Global SmallCap Dividend Fund
Securities Lending	759,126	—	(759,126)[1]	—	—	—	—	—
ICBCCS S&P China 500 Fund
Securities Lending	150,484	—	(150,484)[1]	—	—	—	—	—
Fundamental U.S. High Yield Corporate Bond Fund
Securities Lending	424,067	—	(424,067)[1]	—	—	—	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund
Securities Lending	124,200	—	(124,200)[1]	—	—	—	—	—
Dynamic Bearish U.S. Equity Fund
Securities Lending	656,173	—	(656,173)[1]	—	—	—	—	—
Swap Contracts	809,961	—	—	809,961	—	—	—	—
Dynamic Long/Short U.S. Equity Fund
Securities Lending	7,508,560	—	(7,508,560)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

WisdomTree Trust	169

Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) to provide sub-advisory services to the Funds, except for Fundamental U.S. Corporate Bond Fund, Fundamental U.S. High Yield Corporate Bond Fund, Fundamental U.S. Short-Term Corporate Bond Fund and Fundamental U.S. Short-Term High Yield Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”) and ICBCCS S&P China 500 Fund which is sub-advised by ICBC Credit Suisse Asset Management (International) Company Ltd. (“ICBC Credit Suisse”). BNY Mellon AMNA, Voya IM and ICBC Credit Suisse are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate (before fee waiver)	Advisory Fee Waiver[1]	Advisory Fee Waiver Expiration Date
Dynamic Currency Hedged Europe Equity Fund	0.48%	(0.05)%	October 31, 2019
Dynamic Currency Hedged International Equity Fund	0.40%	(0.05)%	October 31, 2019
Dynamic Currency Hedged International Quality Dividend Growth Fund	0.58%	(0.48)%[2]	October 31, 2019
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%	(0.05)%	October 31, 2019
Dynamic Currency Hedged Japan Equity Fund	0.48%	(0.05)%	October 31, 2019
Emerging Markets Dividend Fund	0.32%	—	—
Europe Domestic Economy Fund	0.58%	(0.10)%	October 31, 2019
Global ex-Mexico Equity Fund	0.20%	—	—
Global Hedged SmallCap Dividend Fund	0.43%	(0.43)%[3]	October 31, 2019
Global SmallCap Dividend Fund	0.43%	—	—
ICBCCS S&P China 500 Fund	0.55%	—	—
Fundamental U.S. Corporate Bond Fund	0.28%	(0.10)%	October 31, 2019
Fundamental U.S. High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2019
Fundamental U.S. Short-Term Corporate Bond Fund	0.28%	(0.10)%	October 31, 2019
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	0.48%	(0.10)%	October 31, 2019
Dynamic Bearish U.S. Equity Fund	0.53%	(0.05)%	October 31, 2019
Dynamic Long/Short U.S. Equity Fund	0.53%	(0.05)%	October 31, 2019
90/60 U.S. Balanced Fund[4]	0.20%	—	—
Balanced Income Fund	0.40%	(0.37)%[5]	December 31, 2020
[1]

WTAM has contractually agreed to waive a portion of its advisory fee by the waiver amount listed per annum based on the average daily net assets through the expiration date listed, unless earlier terminated by the Board of Trustees of the Trust for any reason. The dollar amount of contractual fee waivers are included in “Expense waivers” on the Statements of Operations.

[2]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.38% per annum), as well as an additional 0.10% per annum.

[3]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund (currently, approximately 0.43% per annum).

[4]	For the period August 2, 2018 (commencement of operations) through December 31, 2018.

[5]

WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Funds (currently, approximately 0.32% per annum), as well as an additional 0.05% per annum.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations in “Expense waivers”.

170	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended December 31, 2018 are as follows:

Fund	Value at 6/30/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2018	Dividend Income	Capital Gain Distribution
Dynamic Currency Hedged International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund	$19,718,373	$5,586,780	$8,254,106	$(819,372)	$(2,926,649)	$13,305,026	$162,127	$—
Global Hedged SmallCap Dividend Fund
Global SmallCap Dividend Fund	$18,216,960	$345,971	$8,913,203	$2,458,214	$(4,203,535)	$7,904,407	$238,478	$—
Balanced Income Fund
Dynamic Currency Hedged International Equity Fund	$118,584	$119,343	$12,167	$(1,677)	$(23,539)	$200,544	$2,742	$—
Emerging Markets Dividend Fund	87,301	89,623	15,430	(1,814)	(11,977)	147,703	4,086	—
Fundamental U.S. Corporate Bond Fund	65,352	67,951	5,294	(284)	(280)	127,445	2,035	—
WisdomTree Emerging Markets Local Debt Fund	37,049	49,813	1,300	(232)	(542)	84,788	2,133	—
WisdomTree Interest Rate Hedged High Yield Bond Fund	67,789	69,947	6,807	(244)	(8,009)	122,676	3,433	145
WisdomTree International High Dividend Fund	148,171	147,340	5,428	(934)	(28,934)	260,215	4,400	—
WisdomTree U.S. High Dividend Fund	240,384	281,885	2,095	(319)	(44,088)	475,767	8,632	—
WisdomTree U.S. LargeCap Dividend Fund	122,419	140,436	1,143	(193)	(21,428)	240,091	3,451	—
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	238,569	240,934	10,252	(578)	(3,832)	464,841	7,802	—
Total	$1,125,618	$1,207,272	$59,916	$(6,275)	$(142,629)	$2,124,070	$38,714	$145

Related Party Transactions — WTAM or its affiliates may from time to time own shares of a Fund. As of December 31, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Dynamic Currency Hedged Europe Equity Fund	—	$—	$1
Dynamic Currency Hedged International Equity Fund	2,248	58,246	723
Emerging Markets Dividend Fund	604	17,203	461
Fundamental U.S. Corporate Bond Fund	50,119	2,375,390	21,540
Fundamental U.S. High Yield Corporate Bond Fund	291	13,832	200
Dynamic Bearish U.S. Equity Fund	219	5,433	—
Dynamic Long/Short U.S. Equity Fund	164	4,751	97

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2018, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding

WisdomTree Trust	171

Notes to Financial Statements (unaudited) (continued)

short-term investments) for the six months or period ended December 31, 2018 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged Europe Equity Fund	$794,544	$792,782	$—	$2,510,839
Dynamic Currency Hedged International Equity Fund	9,518,937	5,029,387	34,753,919	56,017,486
Dynamic Currency Hedged International Quality Dividend Growth Fund	725,410	959,375	4,861,369	7,294,731
Dynamic Currency Hedged International SmallCap Equity Fund	2,094,305	863,018	8,180,480	—
Dynamic Currency Hedged Japan Equity Fund	133,703	94,049	—	—
Emerging Markets Dividend Fund	10,819,990	9,384,507	1,576,423	—
Europe Domestic Economy Fund	284,213	339,549	—	3,550,319
Global ex-Mexico Equity Fund	15,388,536	21,935,294	—	198,228,855
Global Hedged SmallCap Dividend Fund	345,971	31,211	—	8,881,992
Global SmallCap Dividend Fund	10,048,323	10,180,778	—	5,941,753
ICBCCS S&P China 500 Fund	3,205,612	761,319	—	—
Fundamental U.S. Corporate Bond Fund	746,813	762,664	—	—
Fundamental U.S. High Yield Corporate Bond Fund	724,388	639,970	4,927,461	—
Fundamental U.S. Short-Term Corporate Bond Fund	862,523	864,241	—	—
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	1,045,742	1,127,133	14,663,606	5,002,927
Dynamic Bearish U.S. Equity Fund	9,461,100	8,484,736	11,295,260	5,014,363
Dynamic Long/Short U.S. Equity Fund	107,673,440	107,114,199	111,478,785	59,276,997
90/60 U.S. Balanced Fund[1]	390,531	271,801	4,369,034	—
Balanced Income Fund	67,028	64,726	1,206,332	—
[1]	For the period August 2, 2018 (commencement of operations) through December 31, 2018.

6. FEDERAL INCOME TAXES

At December 31, 2018, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$13,988,568	$159,654	$(2,543,126)	$(2,383,472)	$1	$—	$1	$(2,383,471)
Dynamic Currency Hedged International Equity Fund	240,492,447	7,983,406	(29,848,806)	(21,865,400)	171	(24,608)	(24,437)	(21,889,837)
Dynamic Currency Hedged International Quality Dividend Growth Fund	16,372,256	—	(3,067,230)	(3,067,230)	317	(9,879)	(9,562)	(3,076,792)
Dynamic Currency Hedged International SmallCap Equity Fund	26,756,238	438,807	(3,250,751)	(2,811,944)	1	(3,992)	(3,991)	(2,815,935)
Dynamic Currency Hedged Japan Equity Fund	2,472,782	255,550	(196,235)	59,315	—	—	—	59,315
Emerging Markets Dividend Fund	35,822,707	1,664,429	(2,982,253)	(1,317,824)	—	(3)	(3)	(1,317,827)
Europe Domestic Economy Fund	6,582,859	12,979	(2,168,489)	(2,155,510)	—	—	—	(2,155,510)
Global ex-Mexico Equity Fund	27,322,704	461,959	(4,309,211)	(3,847,252)	—	(3)	(3)	(3,847,255)
Global Hedged SmallCap Dividend Fund	8,388,194	—	(483,787)	(483,787)	1,242	(3,762)	(2,520)	(486,307)

172	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Global SmallCap Dividend Fund	$15,365,219	$705,748	$(1,818,001)	$(1,112,253)	$—	$—	$—	$(1,112,253)
ICBCCS S&P China 500 Fund	17,056,777	57,744	(4,391,679)	(4,333,935)	—	—	—	(4,333,935)
Fundamental U.S. Corporate Bond Fund	4,872,270	4,711	(218,759)	(214,048)	—	—	—	(214,048)
Fundamental U.S. High Yield Corporate Bond Fund	10,280,299	23,786	(528,240)	(504,454)	—	—	—	(504,454)
Fundamental U.S. Short-Term Corporate Bond Fund	4,901,043	3,180	(72,332)	(69,152)	—	—	—	(69,152)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	14,820,517	2,827	(525,023)	(522,196)	—	—	—	(522,196)
Dynamic Bearish U.S. Equity Fund	16,462,322	208,273	(2,163,493)	(1,955,220)	809,961	—	809,961	(1,145,259)
Dynamic Long/Short U.S. Equity Fund	179,562,721	3,263,891	(21,929,246)	(18,665,355)	—	—	—	(18,665,355)
90/60 U.S. Balanced Fund	4,504,537	24,948	(408,939)	(383,991)	—	—	—	(383,991)
Balanced Income Fund	2,449,780	—	(198,692)	(198,692)	—	—	—	(198,692)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

7. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, U.S. GAAP to the FASB for potential incorporation into U.S. GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. These amendments became effective on November 5, 2018 (30 days after their publication in the Federal Register). WTAM has evaluated these amendments and determined that there is no significant impact on the Trust’s financial statements. All applicable amendments have been incorporated into the Trust’s financial statements and related disclosures.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and determined that there is no significant impact on the Trust’s financial statements. WTAM has early adopted the following ASU 2018-13 guidance in the Trust financial statements pertaining to the removal of (i) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and (ii) the policy for timing of transfers between levels.

8. SUBSEQUENT EVENTS

At the recommendation of WTAM, after continued review of the product lineup and anticipated limited future prospect of investor demand, among other considerations, the Board of Trustees voted to close and liquidate the Europe Domestic Economy Fund, Global SmallCap Dividend Fund and the Global Hedged SmallCap Dividend Fund (each “Liquidating Fund” and collectively referred to herein as the “Liquidating Funds”).

After the close of business on March 14, 2019, the Liquidating Funds will no longer accept creation orders. The last day of secondary market trading of shares of the Liquidating Funds on their respective exchanges will be March 15, 2019. Shareholders may sell Liquidating Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. When a Liquidating Fund commences liquidation of its portfolio, which is anticipated to occur on or around

WisdomTree Trust	173

Notes to Financial Statements (unaudited) (concluded)

March 15, 2019, but may occur before March 15, 2019, and at different times for each Liquidating Fund, each Liquidating Fund will be increasing its cash holdings and deviating from the investment objective and strategies stated in its prospectus.

It is anticipated that shareholders remaining in the Liquidating Funds after the last day of trading will have their shares redeemed automatically on or around March 25, 2019 and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in a Liquidating Fund and that receive cash will not be charged any transaction fees by the Liquidating Fund. Whether a shareholder sells their shares or are automatically redeemed as described above, a shareholder will generally recognize a capital gain (or loss) equal to the amount they received above (or below) their adjusted cost basis in such shares.

174	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval of Investment Advisory Agreement for the WisdomTree Global ex-Mexico Equity Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on March 26-27, 2018, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the amendment of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) provides the Fund with investment advisory services. WTAM representatives discussed with the Board its proposal to lower the advisory fee paid to WTAM by the Fund pursuant to the Advisory Agreement from 0.35% to 0.20% of the value of the Fund’s average net assets. WTAM representatives noted that the Board previously approved in February 2017 a contractual fee waiver of 0.05% through February 2, 2020 and explained that the proposed fee reduction, if approved by the Board, would supersede the existing fee waiver. WTAM representatives stated that no change was proposed to the sub-advisory fee payable by WTAM to the Fund’s sub-adviser, BNY Mellon Asset Management North America Corporation (the “Sub-Adviser”), for providing services to the Fund. Since the Board had approved the renewal of the Advisory Agreement at a meeting held on September 26-27, 2017 (the “September Meeting”), and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations at the September Meeting.

In considering whether to approve the amendment to the Advisory Agreement, the Trustees considered and discussed a memorandum discussing the proposed new fee structure provided by WTAM and information provided by Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM. In considering the approval of the amendment of the Advisory Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. WTAM represented that there was expected to be no diminution in the nature, extent or quality of the services provided to the Fund by WTAM. The nature, extent and quality of services provided had been considered at the September Meeting, and there had been no material changes in this information.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. The Board had considered the Fund’s performance at the September Meeting. The Board considered the fee to be paid to WTAM by the Fund. The Board examined the fee to be paid to WTAM by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board noted that WTAM had previously agreed to waive receipt of a portion of the Fund’s advisory fee, from on or around February 2, 2017 until February 2, 2020, in the amount of 0.05% of the value of the Fund’s average net assets and that the proposed new fee structure would reduce the Fund’s effective advisory fee rate payable by the Fund to WTAM, and the Fund’s expense ratio, from 0.30% to 0.20%. The Board concluded that the proposed change did not alter the conclusions the Board had reached at the September Meeting.

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to WTAM at the September Meeting. WTAM representatives noted that the proposed new fee structure would result in a reduction in the fees paid to WTAM by the Fund and that potential benefits would not change materially as a result of the amendment from those considered at the September Meeting.

*    *    *    *    *    *

In evaluating the Advisory Agreement, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM, of other funds advised by WTAM. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve amendment of the Advisory Agreement for the Fund.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements for the WisdomTree 90/60 U.S. Balanced Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on March 26-27, 2018, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which BNY Mellon Asset Management North America Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

WisdomTree Trust	175

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, held on March 14, 2018. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund will be actively managed using a model-based approach. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fee will be paid by WTAM (out of its fee paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund is a model-based function, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

176	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Beginning in April 2019, the Funds will cease filing Form N-Q and will commence filing Form N-PORT. Part F of each Fund’s Form N-PORT filings for the first and third fiscal quarters will contain the complete schedule of portfolio holdings in the same manner as previously filed on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	177

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the Fundamental Fixed Income Funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1761

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 6, 2019

By (Signature and Title)	/s/David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 6, 2019